SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 8     (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 9 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------

        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [X]  on May 1, 2003 pursuant  to  paragraph  (b)
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

RETIREMENT ADVISOR

VARIABLE ANNUITY(R)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)


           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251


           IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    American Century(R) Variable Portfolios, Inc.

-    Calvert Variable Series, Inc.

-    Credit Suisse Trust

-    Fidelity(R) Variable Insurance Products Funds - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Goldman Sachs Variable Insurance Trust (VIT)

-    Janus Aspen Series: Service Shares

-    Lazard Retirement Series, Inc.

-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

-    Royce Capital Fund

-    Third Avenue Variable Series Trust

-    Wanger Advisors Trust

-    Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    9
FINANCIAL STATEMENTS                                                          18
PERFORMANCE INFORMATION                                                       18
THE VARIABLE ACCOUNT AND THE FUNDS                                            19
THE FIXED ACCOUNT                                                             26
BUYING YOUR CONTRACT                                                          26
CHARGES                                                                       28
VALUING YOUR INVESTMENT                                                       31
MAKING THE MOST OF YOUR CONTRACT                                              32
SURRENDERS                                                                    35
TSA -- SPECIAL SURRENDER PROVISIONS                                           35
CHANGING OWNERSHIP                                                            36
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           36
OPTIONAL BENEFITS                                                             37
THE ANNUITY PAYOUT PERIOD                                                     39
TAXES                                                                         41
VOTING RIGHTS                                                                 43
SUBSTITUTION OF INVESTMENTS                                                   44
ABOUT THE SERVICE PROVIDERS                                                   44
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                         46


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an extra charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 26)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 26)


MINIMUM ALLOWABLE PURCHASE PAYMENTS
     If paying by installments under a scheduled payment plan:
          $23.08 biweekly, or
          $50 per month
     If paying by any other method:

          $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS
          $100,000 up to age 85
          $50,000 for ages 86 to 89


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 33)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

OPTIONAL BENEFIT: This contract offers an optional feature that is available for an additional charge if you meet certain criteria. (p. 37)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 38)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 41)


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;


- for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);


-    surrender charge;

-    the operating expenses of the funds in which the subaccounts invest;


- if you select the MAV, an annual fee of 0.15% of the variable account contract value.


EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.


CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered.)



                                                       SURRENDER CHARGE SCHEDULE
                      YEARS FROM PURCHASE PAYMENT RECEIPT                        SURRENDER CHARGE PERCENTAGE
                                      1                                                       7%
                                      2                                                       7
                                      3                                                       7
                                      4                                                       6
                                      5                                                       5
                                      6                                                       4
                                      7                                                       2
                                      Thereafter                                              0



A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 29 and "The Annuity Payout Period -- Annuity Payout Plans" p. 39).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                   $    30
(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

MAV RIDER FEE                                                                              0.15%*
(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)


ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)

                                                                                      MORTALITY AND
                                                                                     EXPENSE RISK FEE
FOR NONQUALIFIED ANNUITIES                                                                 0.95%
FOR QUALIFIED ANNUITIES                                                                    0.75%

*  This fee applies only if you elect this optional feature.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE END OF THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                          MINIMUM        MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements                .69%           3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    GROSS TOTAL
                                                                    MANAGEMENT         12b-1          OTHER            ANNUAL
                                                                       FEES            FEES          EXPENSES         EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                          .53%            .13%            .13%            .79%(1)
      Bond Fund                                                         .60             .13             .07             .80(1)
      Capital Resource Fund                                             .62             .13             .05             .80(1)
      Cash Management Fund                                              .51             .13             .05             .69(1)
      Diversified Equity Income Fund                                    .56             .13             .18             .87(1)
      Emerging Markets Fund                                            1.18             .13            1.05            2.36(2)
      Equity Select Fund                                                .69             .13             .57            1.39(2)
      Extra Income Fund                                                 .62             .13             .08             .83(1)
      Federal Income Fund                                               .61             .13             .09             .83(1)
      Global Bond Fund                                                  .84             .13             .11            1.08(1)
      Growth Fund                                                       .56             .13             .12             .81(1)
      International Fund                                                .84             .13             .10            1.07(1)
      Managed Fund                                                      .60             .13             .04             .77(1)
      NEW DIMENSIONS FUND(R)                                            .61             .13             .05             .79(1)
      S&P 500 Index Fund                                                .29             .13             .40             .82(2)
      Small Cap Advantage Fund                                          .73             .13             .25            1.11(1)
      Strategy Aggressive Fund                                          .62             .13             .06             .81(1)
AIM V.I
      Capital Appreciation Fund, Series I Shares                        .61              --             .24             .85(3)
      Capital Development Fund, Series I Shares                         .75              --             .39            1.14(3)
American Century(R) Variable Portfolios, Inc.
      VP International, Class I                                        1.30              --              --            1.30(4)
      VP Value, Class I                                                 .95              --              --             .95(4)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                         .70              --             .21             .91(5)
Credit Suisse Trust
      Emerging Growth Portfolio                                         .90              --             .46            1.36(6)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                           .48             .10             .11             .69(7)
      Mid Cap Portfolio Service Class                                   .58             .10             .12             .80(7)
      Overseas Portfolio Service Class                                  .73             .10             .17            1.00(7)

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                       GROSS TOTAL
                                                                    MANAGEMENT         12b-1          OTHER               ANNUAL
                                                                       FEES            FEES          EXPENSES            EXPENSES
FTVIPT
      Franklin Real Estate Fund - Class 2                               .53%            .25%            .04%            .82%(8),(9)
      Franklin Small Cap Value Securities Fund - Class 2                .59             .25             .20            1.04(9),(10)
      Templeton Foreign Securities Fund - Class 2                       .70             .25             .20            1.15(9),(10)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                    .75              --             .50            1.25(11)
      CORE(SM) U.S. Equity Fund                                         .70              --             .16             .86(11)
      Mid Cap Value Fund                                                .80              --             .13             .93(11)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                       .65             .25             .07             .97(12)
      International Growth Portfolio: Service Shares                    .65             .25             .09             .99(12)
      Mid Cap Growth Portfolio: Service Shares                          .65             .25             .02             .92(12)
      (previously Janus Aspen Series Aggressive Growth
        Portfolio: Service Shares)
Lazard Retirement Series
      International Equity Portfolio                                    .75             .25             .65            1.65(13)
MFS(R)
      Investors Growth Stock Series - Service Class                     .75             .25             .13            1.13(14),(15)
      New Discovery Series - Service Class                              .90             .25             .15            1.30(14),(15)
Putnam Variable Trust
      Putnam VT International New Opportunities Fund -
        Class IB Shares                                                1.00             .25             .27            1.52(7)
      Putnam VT Vista Fund - Class IB Shares                            .64             .25             .10             .99(7)
Royce Capital Fund
      Micro-Cap Portfolio                                              1.25              --             .13            1.38(16)
Third Avenue
      Value Portfolio                                                   .90              --             .40            1.30(17)
Wanger
      International Small Cap                                          1.24              --             .23            1.47(18)
      U.S. Smaller Companies                                            .94              --             .11            1.05(18)
Wells Fargo VT
      Asset Allocation Fund                                             .55             .25             .23            1.03(19)
      International Equity Fund                                         .75             .25            2.14            3.14(19)
      Small Cap Growth Fund                                             .75             .25             .33            1.33(19)



We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(5) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(6) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(11) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) U.S. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(13) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(16) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(17) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(18) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(19) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                   IF YOU SURRENDER YOUR CONTRACT                      OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                              AT THE END OF THE APPLICABLE TIME PERIOD:               AT THE END OF THE APPLICABLE TIME PERIOD:
                           1 YEAR      3 YEARS      5 YEARS      10 YEARS           1 YEAR      3 YEARS      5 YEARS      10 YEARS
NONQUALIFIED ANNUITY     $ 1,140.24   $ 2,028.62   $ 2,727.65   $ 4,522.68        $   440.24   $ 1,328.62   $ 2,227.65   $ 4,522.68
QUALIFIED ANNUITY          1,119.74     1,969.35     2,632.65     4,352.27            419.74     1,269.35     2,132.65     4,352.27

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:

                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                   IF YOU SURRENDER YOUR CONTRACT                      OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                              AT THE END OF THE APPLICABLE TIME PERIOD:               AT THE END OF THE APPLICABLE TIME PERIOD:
                           1 YEAR      3 YEARS      5 YEARS      10 YEARS           1 YEAR      3 YEARS      5 YEARS      10 YEARS
NONQUALIFIED ANNUITY     $   873.74   $ 1,238.40   $ 1,427.25   $ 2,015.96        $   173.74   $   538.40   $   927.25   $ 2,015.96
QUALIFIED ANNUITY            853.24     1,175.84     1,321.20     1,795.00            153.24       475.84       821.20     1,795.00


* In these examples, the $30 contract administrative charge is approximated as a .055% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                               $     0.74    $     0.90    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.74    $     0.90
Number of accumulation units outstanding at end of period (000 omitted)                             646           827           268
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT BC8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                               $     0.75    $     0.90    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.75    $     0.90
Number of accumulation units outstanding at end of period (000 omitted)                             873           653           161
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT BD7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $     1.09    $     1.02    $     1.00
Accumulation unit value at end of period                                                     $     1.14    $     1.09    $     1.02
Number of accumulation units outstanding at end of period (000 omitted)                           7,278         4,119           600
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT BD8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                               $     1.09    $     1.02    $     1.00
Accumulation unit value at end of period                                                     $     1.14    $     1.09    $     1.02
Number of accumulation units outstanding at end of period (000 omitted)                           7,749         3,860           476
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT CR7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                               $     0.71    $     0.88    $     1.00
Accumulation unit value at end of period                                                     $     0.55    $     0.71    $     0.88
Number of accumulation units outstanding at end of period (000 omitted)                             450           326            65
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT CR8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                               $     0.71    $     0.88    $     1.00
Accumulation unit value at end of period                                                     $     0.55    $     0.71    $     0.88
Number of accumulation units outstanding at end of period (000 omitted)                             363           339           110
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT CM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $     1.04    $     1.01    $     1.00
Accumulation unit value at end of period                                                     $     1.04    $     1.04    $     1.01
Number of accumulation units outstanding at end of period (000 omitted)                          12,020        13,646         4,153
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%
Simple yield(2)                                                                                   (0.16%)        0.65%         4.95%
Compound yield(2)                                                                                 (0.16%)        0.66%         5.07%

SUBACCOUNT CM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $     1.04    $     1.01    $     1.00
Accumulation unit value at end of period                                                     $     1.04    $     1.04    $     1.01
Number of accumulation units outstanding at end of period (000 omitted)                          15,264        14,112         3,674
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%
Simple yield(2)                                                                                    0.02%         0.84%         5.16%
Compound yield(2)                                                                                  0.02%         0.84%         5.30%

SUBACCOUNT DE7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $     1.01    $     1.00    $     1.00
Accumulation unit value at end of period                                                     $     0.81    $     1.01    $     1.00
Number of accumulation units outstanding at end of period (000 omitted)                           2,480         1,303            83
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $     1.01    $     1.00    $     1.00
Accumulation unit value at end of period                                                     $     0.81    $     1.01    $     1.00
Number of accumulation units outstanding at end of period (000 omitted)                           2,358         1,089            17
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT EM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                               $     0.86    $     0.88    $     1.00
Accumulation unit value at end of period                                                     $     0.81    $     0.86    $     0.88
Number of accumulation units outstanding at end of period (000 omitted)                             195           107            12
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT EM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                               $     0.87    $     0.88    $     1.00
Accumulation unit value at end of period                                                     $     0.81    $     0.87    $     0.88
Number of accumulation units outstanding at end of period (000 omitted)                             149           100             7
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT ES7(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                               $     0.99    $     1.00            --
Accumulation unit value at end of period                                                     $     0.85    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)                             401           184            --
Ratio of operating expense to average net assets                                                   0.95%         0.95%           --

SUBACCOUNT ES8(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                               $     1.00    $     1.00            --
Accumulation unit value at end of period                                                     $     0.85    $     1.00            --
Number of accumulation units outstanding at end of period (000 omitted)                             351            86            --
Ratio of operating expense to average net assets                                                   0.75%         0.75%           --

SUBACCOUNT EI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                               $     0.97    $     0.93    $     1.00
Accumulation unit value at end of period                                                     $     0.90    $     0.97    $     0.93
Number of accumulation units outstanding at end of period (000 omitted)                           5,961         3,548           577
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT EI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                               $     0.97    $     0.93    $     1.00
Accumulation unit value at end of period                                                     $     0.90    $     0.97    $     0.93
Number of accumulation units outstanding at end of period (000 omitted)                           5,182         2,596           465
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT FI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $     1.08    $     1.03    $     1.00
Accumulation unit value at end of period                                                     $     1.14    $     1.08    $     1.03
Number of accumulation units outstanding at end of period (000 omitted)                           8,010         4,050           474
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT FI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                               $     1.09    $     1.03    $     1.00
Accumulation unit value at end of period                                                     $     1.14    $     1.09    $     1.03
Number of accumulation units outstanding at end of period (000 omitted)                           8,720         2,737           252
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT GB7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                               $     1.05    $     1.05    $     1.00
Accumulation unit value at end of period                                                     $     1.20    $     1.05    $     1.05
Number of accumulation units outstanding at end of period (000 omitted)                           1,944         1,001           174
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT GB8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                               $     1.05    $     1.05    $     1.00
Accumulation unit value at end of period                                                     $     1.20    $     1.05    $     1.05
Number of accumulation units outstanding at end of period (000 omitted)                           1,346           529            95
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $     0.53    $     0.77    $     1.00
Accumulation unit value at end of period                                                     $     0.39    $     0.53    $     0.77
Number of accumulation units outstanding at end of period (000 omitted)                           2,674         2,826         1,195
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT GR8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $     0.53    $     0.77    $     1.00
Accumulation unit value at end of period                                                     $     0.39    $     0.53    $     0.77
Number of accumulation units outstanding at end of period (000 omitted)                           3,200         2,185           741
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT IE7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                               $     0.64    $     0.91    $     1.00
Accumulation unit value at end of period                                                     $     0.52    $     0.64    $     0.91
Number of accumulation units outstanding at end of period (000 omitted)                             495           455           316
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT IE8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                               $     0.64    $     0.91    $     1.00
Accumulation unit value at end of period                                                     $     0.52    $     0.64    $     0.91
Number of accumulation units outstanding at end of period (000 omitted)                             191           182            13
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT MF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                               $     0.84    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.73    $     0.84    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                           1,811         1,468           387
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT MF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                               $     0.84    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.73    $     0.84    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                           1,122           988           129
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT ND7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $     0.74    $     0.89    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.74    $     0.89
Number of accumulation units outstanding at end of period (000 omitted)                          11,893         8,744         1,885
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT ND8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $     0.74    $     0.89    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.74    $     0.89
Number of accumulation units outstanding at end of period (000 omitted)                          12,999         6,990         1,168
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT IV7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $     0.80    $     0.92    $     1.00
Accumulation unit value at end of period                                                     $     0.61    $     0.80    $     0.92
Number of accumulation units outstanding at end of period (000 omitted)                           3,742         1,886           113
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT IV8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $     0.80    $     0.92    $     1.00
Accumulation unit value at end of period                                                     $     0.61    $     0.80    $     0.92
Number of accumulation units outstanding at end of period (000 omitted)                           3,963         2,214           129
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT SC7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                               $     0.88    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.72    $     0.88    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                             998           599           100
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                               $     0.88    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.72    $     0.88    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                             913           440            65
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT SA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                               $     0.48    $     0.72    $     1.00
Accumulation unit value at end of period                                                     $     0.32    $     0.48    $     0.72
Number of accumulation units outstanding at end of period (000 omitted)                           1,548         2,100           750
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT SA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                               $     0.48    $     0.72    $     1.00
Accumulation unit value at end of period                                                     $     0.33    $     0.48    $     0.72
Number of accumulation units outstanding at end of period (000 omitted)                           1,307         1,186           459
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7CA (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                               $     0.59    $     0.78    $     1.00
Accumulation unit value at end of period                                                     $     0.44    $     0.59    $     0.78
Number of accumulation units outstanding at end of period (000 omitted)                           1,542         1,628           576
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8CA (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                               $     0.59    $     0.78    $     1.00
Accumulation unit value at end of period                                                     $     0.44    $     0.59    $     0.78
Number of accumulation units outstanding at end of period (000 omitted)                             912           897           310
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7CD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                               $     0.86    $     0.94    $     1.00
Accumulation unit value at end of period                                                     $     0.67    $     0.86    $     0.94
Number of accumulation units outstanding at end of period (000 omitted)                             754         1,015           468
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8CD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                               $     0.86    $     0.94    $     1.00
Accumulation unit value at end of period                                                     $     0.67    $     0.86    $     0.94
Number of accumulation units outstanding at end of period (000 omitted)                             772           716           256
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7IF (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS I)
Accumulation unit value at beginning of period                                               $     0.66    $     0.94    $     1.00
Accumulation unit value at end of period                                                     $     0.52    $     0.66    $     0.94
Number of accumulation units outstanding at end of period (000 omitted)                           1,484         1,421           313
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8IF (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS I)
Accumulation unit value at beginning of period                                               $     0.66    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.53    $     0.66    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                           1,036         1,028           298
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7VA (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                                               $     1.26    $     1.13    $     1.00
Accumulation unit value at end of period                                                     $     1.09    $     1.26    $     1.13
Number of accumulation units outstanding at end of period (000 omitted)                           1,337         1,354            89
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8VA (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                                               $     1.26    $     1.13    $     1.00
Accumulation unit value at end of period                                                     $     1.10    $     1.26    $     1.13
Number of accumulation units outstanding at end of period (000 omitted)                           1,194           924             5
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                               $     0.86    $     0.93    $     1.00
Accumulation unit value at end of period                                                     $     0.74    $     0.86    $     0.93
Number of accumulation units outstanding at end of period (000 omitted)                             311           289            15
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                               $     0.86    $     0.93    $     1.00
Accumulation unit value at end of period                                                     $     0.75    $     0.86    $     0.93
Number of accumulation units outstanding at end of period (000 omitted)                             348           124            --
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7EG (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                               $     0.71    $     0.85    $     1.00
Accumulation unit value at end of period                                                     $     0.50    $     0.71    $     0.85
Number of accumulation units outstanding at end of period (000 omitted)                             476           669           312
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8EG (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                               $     0.71    $     0.85    $     1.00
Accumulation unit value at end of period                                                     $     0.50    $     0.71    $     0.85
Number of accumulation units outstanding at end of period (000 omitted)                             338           410           106
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7GI (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.86    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.71    $     0.86    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                           3,442         3,397           402
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8GI (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.86    $     0.95    $     1.00
Accumulation unit value at end of period                                                     $     0.71    $     0.86    $     0.95
Number of accumulation units outstanding at end of period (000 omitted)                           2,833         2,740           347
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7MP (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.96    $     1.00    $     1.00
Accumulation unit value at end of period                                                     $     0.85    $     0.96    $     1.00
Number of accumulation units outstanding at end of period (000 omitted)                           3,017         3,118           439
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8MP (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.96    $     1.00    $     1.00
Accumulation unit value at end of period                                                     $     0.86    $     0.96    $     1.00
Number of accumulation units outstanding at end of period (000 omitted)                           2,759         2,533           462
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7OS (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.71    $     0.92    $     1.00
Accumulation unit value at end of period                                                     $     0.56    $     0.71    $     0.92
Number of accumulation units outstanding at end of period (000 omitted)                             973         1,046           148
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8OS (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.72    $     0.92    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.72    $     0.92
Number of accumulation units outstanding at end of period (000 omitted)                             832           763           145
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $     1.11    $     1.04    $     1.00
Accumulation unit value at end of period                                                     $     1.12    $     1.11    $     1.04
Number of accumulation units outstanding at end of period (000 omitted)                           2,650         1,215           150
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $     1.11    $     1.04    $     1.00
Accumulation unit value at end of period                                                     $     1.12    $     1.11    $     1.04
Number of accumulation units outstanding at end of period (000 omitted)                           2,603         1,003           137
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $     1.22    $     1.08    $     1.00
Accumulation unit value at end of period                                                     $     1.10    $     1.22    $     1.08
Number of accumulation units outstanding at end of period (000 omitted)                             986           410            56
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $     1.23    $     1.09    $     1.00
Accumulation unit value at end of period                                                     $     1.10    $     1.23    $     1.09
Number of accumulation units outstanding at end of period (000 omitted)                           1,333           350            18
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7TF(4,5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $     1.00            --            --
Accumulation unit value at end of period                                                     $     0.84            --            --
Number of accumulation units outstanding at end of period (000 omitted)                              92            --            --
Ratio of operating expense to average net assets                                                   0.95%           --            --

SUBACCOUNT 8TF(4,5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                               $     1.00            --            --
Accumulation unit value at end of period                                                     $     0.84            --            --
Number of accumulation units outstanding at end of period (000 omitted)                             203            --            --
Ratio of operating expense to average net assets                                                   0.75%           --            --

SUBACCOUNT 7SE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $     1.00    $     0.96    $     1.00
Accumulation unit value at end of period                                                     $     0.84    $     1.00    $     0.96
Number of accumulation units outstanding at end of period (000 omitted)                             661           727           107
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8SE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $     1.00    $     0.96    $     1.00
Accumulation unit value at end of period                                                     $     0.84    $     1.00    $     0.96
Number of accumulation units outstanding at end of period (000 omitted)                             417           442           103
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                               $     0.79    $     0.91    $     1.00
Accumulation unit value at end of period                                                     $     0.61    $     0.79    $     0.91
Number of accumulation units outstanding at end of period (000 omitted)                           2,301         1,422           202
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                               $     0.79    $     0.91    $     1.00
Accumulation unit value at end of period                                                     $     0.62    $     0.79    $     0.91
Number of accumulation units outstanding at end of period (000 omitted)                           2,661         1,788           266
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $     1.23    $     1.11    $     1.00
Accumulation unit value at end of period                                                     $     1.16    $     1.23    $     1.11
Number of accumulation units outstanding at end of period (000 omitted)                           2,398         1,096           162
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $     1.24    $     1.11    $     1.00
Accumulation unit value at end of period                                                     $     1.17    $     1.24    $     1.11
Number of accumulation units outstanding at end of period (000 omitted)                           2,280           796            37
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7GT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $     0.44    $     0.71    $     1.00
Accumulation unit value at end of period                                                     $     0.26    $     0.44    $     0.71
Number of accumulation units outstanding at end of period (000 omitted)                           1,276         1,190           260
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8GT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $     0.44    $     0.71    $     1.00
Accumulation unit value at end of period                                                     $     0.26    $     0.44    $     0.71
Number of accumulation units outstanding at end of period (000 omitted)                           1,198         1,061           219
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7IG (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $     0.66    $     0.87    $     1.00
Accumulation unit value at end of period                                                     $     0.48    $     0.66    $     0.87
Number of accumulation units outstanding at end of period (000 omitted)                           4,229         3,147           640
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8IG (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $     0.66    $     0.87    $     1.00
Accumulation unit value at end of period                                                     $     0.49    $     0.66    $     0.87
Number of accumulation units outstanding at end of period (000 omitted)                           3,862         2,494           539
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7AG (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
(PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $     0.41    $     0.68    $     1.00
Accumulation unit value at end of period                                                     $     0.29    $     0.41    $     0.68
Number of accumulation units outstanding at end of period (000 omitted)                           2,305         2,460           682
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8AG (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
(PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $     0.41    $     0.69    $     1.00
Accumulation unit value at end of period                                                     $     0.29    $     0.41    $     0.69
Number of accumulation units outstanding at end of period (000 omitted)                           1,297         1,358           289
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                               $     0.76    $     1.01    $     1.00
Accumulation unit value at end of period                                                     $     0.67    $     0.76    $     1.01
Number of accumulation units outstanding at end of period (000 omitted)                             714           498            16
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                               $     0.75    $     1.00    $     1.00
Accumulation unit value at end of period                                                     $     0.66    $     0.75    $     1.00
Number of accumulation units outstanding at end of period (000 omitted)                             777           352            --
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.65    $     0.87    $     1.00
Accumulation unit value at end of period                                                     $     0.46    $     0.65    $     0.87
Number of accumulation units outstanding at end of period (000 omitted)                           4,234         3,342           685
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.65    $     0.87    $     1.00
Accumulation unit value at end of period                                                     $     0.47    $     0.65    $     0.87
Number of accumulation units outstanding at end of period (000 omitted)                           4,123         2,296           695
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.85    $     0.90    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.85    $     0.90
Number of accumulation units outstanding at end of period (000 omitted)                           3,982         2,670           527
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                               $     0.85    $     0.90    $     1.00
Accumulation unit value at end of period                                                     $     0.57    $     0.85    $     0.90
Number of accumulation units outstanding at end of period (000 omitted)                           4,442         2,760           479
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7IN (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                               $     0.57    $     0.81    $     1.00
Accumulation unit value at end of period                                                     $     0.49    $     0.57    $     0.81
Number of accumulation units outstanding at end of period (000 omitted)                           1,724         2,087           686
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8IN (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                               $     0.57    $     0.81    $     1.00
Accumulation unit value at end of period                                                     $     0.49    $     0.57    $     0.81
Number of accumulation units outstanding at end of period (000 omitted)                           1,662         1,676           404
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                               $     0.52    $     0.79    $     1.00
Accumulation unit value at end of period                                                     $     0.36    $     0.52    $     0.79
Number of accumulation units outstanding at end of period (000 omitted)                           3,507         4,095         1,162
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                               $     0.52    $     0.79    $     1.00
Accumulation unit value at end of period                                                     $     0.36    $     0.52    $     0.79
Number of accumulation units outstanding at end of period (000 omitted)                           3,552         3,407           767
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7MI (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                               $     1.27    $     0.99    $     1.00
Accumulation unit value at end of period                                                     $     1.10    $     1.27    $     0.99
Number of accumulation units outstanding at end of period (000 omitted)                             940           853           210
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8MI (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                               $     1.27    $     0.99    $     1.00
Accumulation unit value at end of period                                                     $     1.10    $     1.27    $     0.99
Number of accumulation units outstanding at end of period (000 omitted)                             789           653           155
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7SV (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                               $     1.25    $     1.11    $     1.00
Accumulation unit value at end of period                                                     $     1.10    $     1.25    $     1.11
Number of accumulation units outstanding at end of period (000 omitted)                           1,828         1,677           215
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8SV (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                               $     1.25    $     1.11    $     1.00
Accumulation unit value at end of period                                                     $     1.11    $     1.25    $     1.11
Number of accumulation units outstanding at end of period (000 omitted)                           1,631         1,463           193
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                               $     0.63    $     0.80    $     1.00
Accumulation unit value at end of period                                                     $     0.54    $     0.63    $     0.80
Number of accumulation units outstanding at end of period (000 omitted)                           2,052         1,069           225
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                               $     0.63    $     0.80    $     1.00
Accumulation unit value at end of period                                                     $     0.54    $     0.63    $     0.80
Number of accumulation units outstanding at end of period (000 omitted)                           1,930           833           190
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                             2002          2001         2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                               $     1.13    $     1.02    $     1.00
Accumulation unit value at end of period                                                     $     0.93    $     1.13    $     1.02
Number of accumulation units outstanding at end of period (000 omitted)                           3,595         1,227           128
Ratio of operating expense to average net assets                                                   0.95%         0.95%         0.95%

SUBACCOUNT 8SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                               $     1.13    $     1.03    $     1.00
Accumulation unit value at end of period                                                     $     0.94    $     1.13    $     1.03
Number of accumulation units outstanding at end of period (000 omitted)                           2,942           855            77
Ratio of operating expense to average net assets                                                   0.75%         0.75%         0.75%

SUBACCOUNT 7AA(3) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                               $     0.97    $     1.00            --
Accumulation unit value at end of period                                                     $     0.84    $     0.97            --
Number of accumulation units outstanding at end of period (000 omitted)                           1,735           698            --
Ratio of operating expense to average net assets                                                   0.95%         0.95%           --

SUBACCOUNT 8AA(3) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                               $     0.97    $     1.00            --
Accumulation unit value at end of period                                                     $     0.84    $     0.97            --
Number of accumulation units outstanding at end of period (000 omitted)                           2,188         1,255            --
Ratio of operating expense to average net assets                                                   0.75%         0.75%           --

SUBACCOUNT 7WI(3) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                               $     0.90    $     1.00            --
Accumulation unit value at end of period                                                     $     0.69    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)                             375            97            --
Ratio of operating expense to average net assets                                                   0.95%         0.95%           --

SUBACCOUNT 8WI(3) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                               $     0.90    $     1.00            --
Accumulation unit value at end of period                                                     $     0.69    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)                             461            65            --
Ratio of operating expense to average net assets                                                   0.75%         0.75%           --

SUBACCOUNT 7SG(3) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                               $     0.94    $     1.00            --
Accumulation unit value at end of period                                                     $     0.58    $     0.94            --
Number of accumulation units outstanding at end of period (000 omitted)                             816           222            --
Ratio of operating expense to average net assets                                                   0.95%         0.95%           --

SUBACCOUNT 8SG(3) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                               $     0.94    $     1.00            --
Accumulation unit value at end of period                                                     $     0.58    $     0.94            --
Number of accumulation units outstanding at end of period (000 omitted)                             587           140            --
Ratio of operating expense to average net assets                                                   0.75%         0.75%           --

(1)  Operations commenced on Sept. 29, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on May 1, 2001.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(5)  Operations commenced on March 1, 2002.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,


-    applicable mortality and expense risk fee,

-    MAV rider fee, and


- applicable surrender charge (assuming a surrender at the end of the illustrated period).


We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for the optional feature.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
BC7             AXP(R) Variable Portfolio -     Objective: long-term total return           IDS Life, adviser; American
                Blue Chip Advantage Fund        exceeding that of the U.S. stock market.    Express Financial Corporation
BC8                                             Invests primarily in blue chip stocks.      (AEFC), subadviser.
                                                Blue chip stocks are issued by companies
                                                with a market capitalization of at least
                                                $1 billion, an established management, a
                                                history of consistent earnings and a
                                                leading position within their respective
                                                industries.

BD7             AXP(R) Variable Portfolio -     Objective: high level of current income     IDS Life, adviser; AEFC,
BD8             Bond Fund                       while conserving the value of the           subadviser.
                (effective 6-27-03 AXP(R)       investment and continuing a high level of
                Variable Portfolio - Bond       income for the longest time period.
                Fund will change to AXP(R)      Invests primarily in bonds and other debt
                Variable Portfolio -            obligations.
                Diversified Bond Fund)

CR7             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
CR8             Capital Resource Fund           primarily in U.S. common stocks and other   subadviser.
                                                securities convertible into common stocks.

CM7             AXP(R) Variable Portfolio -     Objective: maximum current income           IDS Life, adviser; AEFC,
CM8             Cash Management Fund            consistent with liquidity and stability     subadviser.
                                                of principal. Invests primarily in money
                                                market securities.

DE7             AXP(R) Variable Portfolio -     Objective: high level of current income     IDS Life, adviser; AEFC,
DE8             Diversified Equity Income       and, as a secondary goal, steady growth     subadviser.
                Fund                            of capital. Invests primarily in
                                                dividend-paying common and preferred
                                                stocks.

EM7             AXP(R) Variable Portfolio -     Objective: long-term capital growth.        IDS Life, adviser; AEFC,
EM8             Emerging Markets Fund           Invests primarily in equity securities of   subadviser; American Express
                                                companies in emerging market countries.     Asset Management International,
                                                                                            Inc., a wholly-owned subsidiary
                                                                                            of AEFC, subadviser.

ES7             AXP(R) Variable Portfolio -     Objective: growth of capital. Invests       IDS Life, adviser; AEFC,
ES8             Equity Select Fund              primarily in equity securities of           subadviser.
                                                medium-sized companies.

EI7             AXP(R) Variable Portfolio -     Objective: high current income, with        IDS Life, adviser; AEFC,
EI8             Extra Income Fund               capital growth as a secondary objective.    subadviser.
                (effective 6-27-03 AXP(R)       Invests primarily in high-yielding,
                Variable Portfolio - Extra      high-risk corporate bonds (junk bonds)
                Income Fund will change to      issued by U.S. and foreign companies and
                AXP(R) Variable Portfolio -     governments.
                High Yield Bond Fund)


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
FI7             AXP(R) Variable Portfolio -     Objective: a high level of current income   IDS Life, adviser; AEFC,
FI8             Federal Income Fund             and safety of principal consistent with     subadviser.
                (effective 6-27-03  AXP(R)      an investment in U.S. government and
                Variable Portfolio - Federal    government agency securities. Invests
                Income Fund will change to      primarily in debt obligations issued or
                AXP(R) Variable Portfolio -     guaranteed as to principal and interest
                Short Term U.S. Government      by the U.S. government, its agencies or
                Fund)                           instrumentalities.

GB7             AXP(R) Variable Portfolio -     Objective: high total return through        IDS Life, adviser; AEFC,
GB8             Global Bond Fund                income and growth of capital.               subadviser.
                                                Non-diversified mutual fund that invests
                                                primarily in debt obligations of U.S. and
                                                foreign issuers.

GR7             AXP(R) Variable Portfolio -     Objective: long-term capital growth.        IDS Life, adviser; AEFC,
GR8             Growth Fund                     Invests primarily in common stocks and      subadviser.
                                                securities convertible into
                                                common stocks that appear to
                                                offer growth opportunities.

IE7             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
IE8             International Fund              primarily in common stocks or convertible   subadviser;  American Express
                                                securities of foreign issuers that offer    Asset Management International,
                                                strong growth potential.                    Inc., a wholly-owned subsidiary
                                                                                            of AEFC, subadviser.

MF7             AXP(R) Variable Portfolio -     Objective: maximum total investment         IDS Life, adviser; AEFC,
MF8             Managed Fund                    return through a combination of capital     subadviser.
                                                growth and current income. Invests
                                                primarily in acombination of common and
                                                preferred stocks, convertible securities,
                                                bonds and other debt securities.

ND7             AXP(R) Variable Portfolio -     Objective: long-term growth of capital.     IDS Life, adviser; AEFC,
ND8             NEW DIMENSIONS FUND(R)          Invests primarily in common stocks          subadviser.
                                                showing potential for significant growth.

IV7             AXP(R) Variable Portfolio -     Objective: long-term capital                IDS Life, adviser; AEFC,
IV8             S&P 500 Index Fund              appreciation. Non-diversified fund that     subadviser.
                                                invests primarily in securities that are
                                                expected to provide investment results
                                                that correspond to the performance of the
                                                S&P 500(R) Index.

SC7             AXP(R) Variable Portfolio -     Objective: long-term capital growth.        IDS Life, adviser; AEFC,
SC8             Small Cap Advantage Fund        Invests primarily in equity stocks of       subadviser;  Kenwood Capital
                                                small companies that are often included     Management LLC, subadviser.
                                                in the Russell 2000 Index and/or have
                                                market capitalization under  $2 billion.

SA7             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
SA8             Strategy Aggressive Fund        primarily in equity securities of growth    subadviser.
                                                companies.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
7CA             AIM V.I. Capital Appreciation   Objective: growth of capital. Invests       A I M Advisors, Inc.
8CA             Fund, Series I Shares           principally in common stocks of companies
                                                likely to benefit from new or innovative
                                                products, services or processes as well
                                                as those with above-average growth and
                                                excellent prospects for future growth.
                                                The Fund may invest up to 25% of its
                                                assets in foreign securities.

7CD             AIM V.I. Capital Development    Objective: long-term growth of capital.     A I M Advisors, Inc.
8CD             Fund, Series I Shares           Invests primarily in securities
                                                (including common stocks, convertible
                                                securities and bonds) of small- and
                                                medium-sized companies. The Fund may
                                                invest up to 25% of its assets in foreign
                                                securities.

7IF             American Century(R) VP          Objective: long-term capital growth.        American Century Investment
8IF             International, Class I          Invests primarily in stocks of growing      Management, Inc.
                                                foreign companies in developed countries.

7VA             American Century(R) VP Value,   Objective: long-term capital growth, with   American Century Investment
8VA             Class I                         income as a secondary objective. Invests    Management, Inc.
                                                primarily in stocks of companies that
                                                management believes to be undervalued at
                                                the time of purchase.

7SR             Calvert Variable Series, Inc.   Objective: income and capital growth.       Calvert Asset Management Company,
8SR             Social Balanced Portfolio       Invests primarily in stocks, bonds and      Inc. (CAMCO), investment adviser.
                                                money market instruments which offer        SsgA Funds Management, Inc. and
                                                income and capital growth opportunity and   Brown Capital Management are the
                                                which satisfy the investment and social     investment subadvisers.
                                                criteria.

7EG             Credit Suisse Trust -           Objective: maximum capital appreciation.    Credit Suisse Asset Management,
8EG             Emerging Growth Portfolio       Invests in U.S. equity securities of        LLC
                                                emerging-growth companies with growth
                                                characteristics such as positive earnings
                                                and potential for accelerated growth.

7GI             Fidelity(R) VIP Growth &        Objective: seeks high total return          Fidelity Management & Research
8GI             Income Portfolio Service        through a combination of current income     Company (FMR), investment
                Class                           and capital appreciation. Normally          manager; FMR U.K., FMR Far East,
                                                invests a majority of assets in common      sub-investment advisers.
                                                stocks of foreign and domestic issuers
                                                with a focus on those that pay current
                                                dividends and show potential for capital
                                                appreciation. May invest in bonds,
                                                including lower-quality debt securities,
                                                as well as stocks that are not currently
                                                paying dividends, but offer prospects for
                                                future income or capital appreciation.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
7MP             Fidelity(R) VIP Mid Cap         Objective: seeks long-term growth of        Fidelity Management & Research
8MP             Portfolio Service Class         capital. Normally invests at least 80% of   Company (FMR), investment
                                                assets in securities of foreign and         manager; FMR U.K., FMR Far East,
                                                domestic companies with medium market       sub-investment advisers.
                                                capitalization common stocks. Invests in
                                                growth or value common stocks. May invest
                                                in companies with smaller or larger
                                                market capitalizations.

7OS             Fidelity(R) VIP Overseas        Strategy: seeks long-term growth of         Fidelity Management & Research
8OS             Portfolio Service Class         capital. Normally invests primarily in      Company (FMR), investment
                                                common stocks of foreign securities.        manager; FMR U.K., FMR Far East,
                                                Normally invests at least 80% of assets     Fidelity International Investment
                                                in non-U.S. securities.                     Advisors (FIIA) and FIIA U.K.,
                                                                                            sub-investment advisers.

7RE             FTVIPT Franklin Real Estate     Objective: seeks capital appreciation,      Franklin Advisers, Inc.
8RE             Fund - Class 2                  with current income as a secondary goal.
                                                The Fund normally invests at least 80% of
                                                its net assets in investments of
                                                companies operating in the real estate
                                                sector. The Fund invests primarily in
                                                equity real estate investment trusts
                                                (REITs).

7SI             FTVIPT Franklin Small Cap       Objective: seeks long-term total return.    Franklin Advisory Services, LLC
8SI             Value Securities Fund -         The Fund normally invests at least 80% of
                Class 2                         its net assets in investments of small
                                                capitalization companies. For this Fund,
                                                small cap companies are those with market
                                                cap values not exceeding  $2.5 billion,
                                                at the time of purchase. The Fund's
                                                manager invests in small companies that
                                                it believes are undervalued.

7TF             FTVIPT Templeton Foreign        Objective: seeks long-term capital          Templeton Investment Counsel, LLC
8TF             Securities Fund - Class 2       growth. The Fund normally invests at
                                                least 80% of its net assets in
                                                investments of issuers located outside
                                                the U.S.; including those in emerging
                                                markets.

7SE             Goldman Sachs VIT CORE(SM)      Objective: The Goldman Sachs VIT CORE       Goldman Sachs Asset Management,
8SE             Small Cap Equity Fund           Small Cap Equity Fund seeks long-term       L.P.
                                                growth of capital. The Fund invests,
                CORE(SM) is a service mark of   under normal circumstances, at least 80%
                Goldman, Sachs & Co.            of its net assets plus any borrowings for
                                                investment purposes (measured at time or
                                                purchase) in a broadly diversified
                                                portfolio of equity investments in
                                                small-cap U.S. issuers, including foreign
                                                issuers that are traded in the United
                                                States, within the range of the market
                                                capitalization of companies constituting
                                                the Russell 2000 Index at the time of
                                                investment.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
7UE             Goldman Sachs VIT CORE(SM)      Objective: The Goldman Sachs VIT CORE       Goldman Sachs Asset Management,
8UE             U.S. Equity Fund                U.S. Equity Fund seeks long-term growth     L.P.
                                                of capital and dividend income. The Fund
                CORE(SM) is a service           invests, under normal circumstances, at
                mark of Goldman, Sachs          least 90% of its total assets (not
                & Co.                           including securities lending collateral
                                                and any investment of that collateral)
                                                measured at time of purchase in a broadly
                                                diversified portfolio of large-cap and
                                                blue chip equity investments representing
                                                all major sectors of the U.S. economy.

7MC             Goldman Sachs VIT Mid Cap       Objective: The Goldman Sachs VIT Mid Cap    Goldman Sachs Asset Management,
8MC             Value Fund                      Value Fund seeks long-term capital          L.P.
                                                appreciation. The Fund invests, under
                                                normal circumstances, at least 80% of its
                                                net assets plus any borrowing for
                                                investment purposes (measured at time of
                                                purchase) in a diversified portfolio of
                                                equity investments in mid-capitalization
                                                issuers within the range of the market
                                                capitalization of companies constituting
                                                the Russell Midcap Value Index at the
                                                time of investment.

7GT             Janus Aspen Series Global       Objective: long-term growth of capital.     Janus Capital
8GT             Technology Portfolio: Service   Non-diversified mutual fund that invests,
                Shares                          under normal circumstances, at least 80%
                                                of its net assets in securities of
                                                companies that the portfolio manager
                                                believes will benefit significantly from
                                                advances or improvements in technology.
                                                It implements this policy by investing
                                                primarily in equity securities of U.S.
                                                and foreign companies selected for their
                                                growth potential.

7IG             Janus Aspen Series              Objective: long-term growth of capital.     Janus Capital
8IG             International Growth            Invests, under normal circumstances, at
                Portfolio: Service Shares       least 80% of its net assets in securities
                                                of issuers from at least five different
                                                countries, excluding the United States.
                                                Although the Portfolio intends to invest
                                                substantially all of its assets in
                                                issuers located outside the United
                                                States, it may at times invest in U.S.
                                                issuers and under unusual circumstances,
                                                it may invest all of its assets in fewer
                                                than five countries or even a single
                                                country.

7AG             Janus Aspen Series Mid Cap      Objective: invests, under normal            Janus Capital
8AG             Growth Portfolio:  Service      circumstances, at least 80% of its net
                Shares                          assets in equity securities of mid-sized
                (previously Janus Aspen         companies whose market capitalization
                Series Aggressive Growth        falls, at the time of initial purchase,
                Portfolio: Service Shares)      in the 12-month average of the
                                                capitalization ranges of the Russell
                                                Midcap Growth Index.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
7IP             Lazard Retirement               Objective: long-term capital                Lazard Asset Management, LLC
8IP             International Equity Portfolio  appreciation.  Invests primarily in equity securities, principally common
                                                stocks, of relatively large non-U.S.
                                                companies with market capitalizations in
                                                the range of the Morgan Stanley Capital
                                                International (MSCI) Europe, Australia
                                                and Far East (EAFE(R)) Index that the
                                                Investment Manager believes are
                                                undervalued based on their earnings, cash
                                                flow or asset values.

7MG             MFS(R) Investors Growth Stock   Objective: long-term growth of capital      MFS Investment Management(R)
8MG             Series - Service Class          and future income. Invests at least 80%
                                                of its net assets in common stocks and
                                                related securities of companies which
                                                MFS(R) believes offer better than average
                                                prospects for long-term growth.

7MD             MFS(R) New Discovery Series -   Objective: capital appreciation. Invests    MFS Investment Management(R)
8MD             Service Class                   in at least 65% of its net assets in
                                                equity securities of emerging growth
                                                companies.

7IN             Putnam VT International New     Objective: long-term capital                Putnam Investment Management, LLC
8IN             Opportunities Fund - Class IB   appreciation. The fund pursues its goal
                Shares                          by investing mainly in common
                                                stocks of companies outside the United
                                                States with a focus on growth stocks.

7VS             Putnam VT Vista Fund - Class     Objective: capital appreciation. The fund  Putnam Investment Management, LLC
8VS             IB Shares                       pursues its goal by investing mainly in
                                                common stocks of U.S. companies with a
                                                focus on growth stocks.

7MI             Royce Micro-Cap Portfolio        Objective: long-term growth of capital.    Royce & Associates, LLC
8MI                                             Invests primarily in a broadly
                                                diversified portfolio of equity
                                                securities issued by micro-cap companies
                                                (companies with stock market
                                                capitalizations below $400 million).

7SV             Third Avenue Value Portfolio     Objective: long-term capital               Third Avenue Management LLC
8SV                                             appreciation. Invests primarily in common
                                                stocks of well financed, well managed
                                                companies at a substantial discount to
                                                what the Adviser believes is their true
                                                value.

7IT             Wanger International Small      Objective: long-term growth of capital.     Liberty Wanger Asset Management,
8IT             Cap                             Invests primarily in stocks of small and    L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion
                                                at time of purchase.

7SP             Wanger U.S. Smaller Companies   Objective: long-term growth of capital.     Liberty Wanger Asset Management,
7SP                                             Invests primarily in stocks of small- and   L.P.
                                                medium-size U.S. companies with
                                                capitalizations of less than $5 billion
                                                at time of purchase.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS


SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
7AA             Wells Fargo VT Asset            Objective: long-term total return           Wells Fargo Funds Management,
8AA             Allocation Fund                 consistent with reasonable risk. Invests    LLC, adviser; Wells Capital
                                                in equity and fixed-income securities in    Management Incorporated,
                                                varying proportions, with "neutral"         subadviser.
                                                target allocation of 60% equity
                                                securities and 40% fixed-income
                                                securities. The Fund invests its equity
                                                portion of assets in common stocks to
                                                replicate the S&P 500(R) Index and its
                                                fixed-income portion of assets in U.S.
                                                Treasury Bonds to replicate the Lehman
                                                Brothers 20+ Treasury Index. The Fund
                                                seeks to maintain a 95% or better
                                                performance correlation with the
                                                respective indexes.

7WI             Wells Fargo VT International    Objective: total return with an emphasis    Wells Fargo Funds Management,
8WI             Equity Fund                     on long-term capital appreciation.          LLC, adviser; Wells Capital
                                                Invests principally in equity securities    Management Incorporated,
                                                of companies based in developed foreign     subadviser.
                                                countries or emerging markets.

7SG             Wells Fargo VT Small Cap        Objective: long-term capital                Wells Fargo Funds Management,
8SG             Growth Fund                     appreciation. Focus is on companies         LLC, adviser; Wells Capital
                                                believed to have above-average growth       Management Incorporated,
                                                potential or that may be involved in new    subadviser.
                                                or innovative products, services and
                                                processes. Invests principally in
                                                securities of companies with
                                                above-average growth potential and whose
                                                market capitalizations equal to or lower
                                                than the company with the largest market
                                                capitalization in falls within the range
                                                of the Russell 2000 Index, which is
                                                considered a small capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-    no earlier than the 60th day after the contract's effective date; and

-    no later than the annuitant's 90th birthday.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
     If paying by installments under a scheduled payment plan:
        $23.08 biweekly, or
        $50 per month

     If paying by any other method:
        $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
        $100,000 for issue ages up to 85
        $50,000 for issue ages 86 to 89

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


MAV RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.15% of your contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.


(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:


                                                    SURRENDER CHARGE SCHEDULE
                  YEARS FROM PURCHASE PAYMENT RECEIPT                         WITHDRAWAL CHARGE PERCENTAGE
                                    1                                                      7%
                                    2                                                      7
                                    3                                                      7
                                    4                                                      6
                                    5                                                      5
                                    6                                                      4
                                    7                                                      2
                                    Thereafter                                             0


For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                 OR               $1,000 = $1,075.27
   -------------------------                               ------
    1.00 - SURRENDER CHARGE                                 .93


By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     --  $10,000 July 1, 2003;


     --  $8,000 Dec. 31, 2008


     --  $6,000 Feb. 20, 2011; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2012 and had not made any other surrenders during that contract year; and

-    The prior anniversary July 1, 2011 contract value was $28,000.


    SURRENDER
     CHARGE    EXPLANATION
      $    0   $2,500 is contract earnings surrendered without charge; and
           0   $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
               (10% X $28,000) = $2,800 - $2,500 = $300
           0   $10,000 July 1, 2003 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
         480   $8,000 Dec. 31, 2008 purchase payment is in its fourth year from receipt, surrendered with a 5% surrender charge; and
         420   $6,000 Feb. 20, 2011 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.
      ------
      $  900


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

-    amounts we refund to you during the free look period*; and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment-- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus any purchase payment credits allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge; and


-    minus any prorated portion of the MAV rider fee (if selected).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or any applicable charge for the MAV rider, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    surrender charges;

-    a prorated portion of the contract administrative charge, and/or


-    a prorated portion of the MAV rider fee (if selected).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
BY INVESTING AN EQUAL NUMBER                                    AMOUNT               ACCUMULATION                 OF UNITS
OF DOLLARS EACH MONTH...                   MONTH                INVESTED              UNIT VALUE                  PURCHASED
                                            Jan                 $   100                $    20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low... --->        Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high.           --->        Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.


- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV charges (see "Charges -- MAV rider fee") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;


     -- you severed employment with the employer who purchased the contract; or


     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."


The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS


                                     PS X DB
                                     -------
                                       CV

          PS = the partial surrender including any applicable surrender charge. DB = is the death benefit on the date of (but prior to) the partial surrender.
          CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR
YOUNGER

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2009 as follows:

     The contract value on the most recent sixth contract anniversary:         $ 30,000.00
     plus purchase payments made since that anniversary:                             +0.00
     minus adjusted partial surrenders taken since that anniversary calculated as:
           $1,500 X $30,000
           ----------------
               $28,000                                                           -1,607.14
                                                                               -----------
     for a death benefit of:                                                   $ 28,392.86

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.



                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:



         Greatest of your contract anniversary contract values:                $  24,000
         plus purchase payments made since that anniversary:                          +0
         minus adjusted partial surrenders, calculated as:
         $1,500 X $24,000  =                                                      -1,636
         ----------------                                                      ---------
              $22,000
         for a death benefit of:                                               $  22,364



NONQUALIFIED ANNUITIES: If you die before the settlement date and your spouse is the only beneficiary, your spouse may choose to keep the contract and become the contract owner. The contract will then value equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the annuity that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV RIDER: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for this rider as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS tax penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract.

AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly owned subsidiary of American Express Financial Corporation
(AEFC) which is a wholly owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, NY 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 23
Rating Agencies                                                            p. 24
Principal Underwriter                                                      p. 24
Independent Auditors                                                       p. 24
Financial Statements


                  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                        ANNUITY - NEW YORK -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

                                                                 S-6471 E (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

AMERICAN EXPRESS

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)


           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251


           IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the American Express Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds

-  AllianceBernstein Variable Products Series Fund, Inc.
   (previously Alliance Variable Products Series Fund, Inc.)


-  American Century(R) Variable Portfolios, Inc.

-  Calvert Variable Series, Inc.

-  Evergreen Variable Annuity Trust


-  Fidelity(R) Variable Insurance Products - Service Class 2


-  Franklin(R) Templeton(R) Variable Insurance

   Products Trust (FTVIPT) - Class 2


-  Goldman Sachs Variable Insurance Trust (VIT)

-  INVESCO Variable Investment Funds, Inc.

-  Janus Aspen Series: Service Shares

-  Lazard Retirement Series, Inc.


-  MFS(R) Variable Insurance Trust(SM)

-  Pioneer Variable Contracts Trust (VCT), Class II Shares

-  Putnam Variable Trust - Class IB Shares

-  Strong Opportunity Fund II, Inc.

-  Wanger Advisors Trust

-  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   11
FINANCIAL STATEMENTS                                                          32
PERFORMANCE INFORMATION                                                       32
THE VARIABLE ACCOUNT AND THE FUNDS                                            33
THE FIXED ACCOUNT                                                             44
BUYING YOUR CONTRACT                                                          44
CHARGES                                                                       46
VALUING YOUR INVESTMENT                                                       49
MAKING THE MOST OF YOUR CONTRACT                                              51
SURRENDERS                                                                    54
TSA -- SPECIAL SURRENDER PROVISIONS                                           54
CHANGING OWNERSHIP                                                            55
BENEFITS IN CASE OF DEATH-- STANDARD DEATH BENEFIT                            55
OPTIONAL BENEFITS                                                             56
THE ANNUITY PAYOUT PERIOD                                                     58
TAXES                                                                         60
VOTING RIGHTS                                                                 62
SUBSTITUTION OF INVESTMENTS                                                   62
ABOUT THE SERVICE PROVIDERS                                                   63
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                        64


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an extra charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) of the Code

-  Custodial and trusteed plans under Section 401(a) of the Code

-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the purchase payment, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 33)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 44)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 44)


MINIMUM ALLOWABLE PURCHASE PAYMENTS
   If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month

                                                      RAVA ADVANTAGE     RAVA SELECT
   If paying by any other method:
       initial payment for qualified annuities           $ 1,000          $  2,000
       initial payment for nonqualified annuities          2,000            10,000
       for any additional payments                            50                50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                      RAVA ADVANTAGE     RAVA SELECT
   For the first year:
       up to age 85                                    $ 2,000,000        $ 999,999
       for ages 86 to 90                                   100,000          100,000
   For each subsequent year:
       up to age 85                                        100,000          100,000
       for ages 86 to 90                                    50,000           50,000

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 52)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 54)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 55)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 55)

OPTIONAL BENEFIT: This contract offers an optional feature that is available for an additional charge if you meet certain criteria. (p. 56)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 57)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 59)


CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

-  surrender charge;

-  the operating expenses of the funds in which the subaccounts invest;


- if you select the MAV, an annual fee of 0.25%* of the variable account contract value.

* For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)



               YEARS FROM PURCHASE PAYMENT RECEIPT      SURRENDER CHARGE PERCENTAGE
                               1                                     7%
                               2                                     7
                               3                                     7
                               4                                     6
                               5                                     5
                               6                                     4
                               7                                     2
                               Thereafter                            0



SURRENDER CHARGE FOR RAVA SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)



               YEARS FROM CONTRACT DATE                 SURRENDER CHARGE PERCENTAGE
                        1                                            7%
                        2                                            7
                        3                                            7
                        Thereafter                                   0



A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 46 and "The Annuity Payout Period -- Annuity Payout Plans" p. 58).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



                                                                                   RAVA ADVANTAGE    RAVA SELECT
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                   $   30           $   30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

MAV RIDER FEE*                                                                            0.25%**          0.25%**

(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)



MORTALITY AND EXPENSE RISK FEE:                                                    RAVA ADVANTAGE    RAVA SELECT
FOR NONQUALIFIED ANNUITIES                                                              0.95%           1.20%

FOR QUALIFIED ANNUITIES                                                                 0.75%           1.00%



* For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

** This fee applies only if you elect this optional feature.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                        MINIMUM      MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements               .69%        3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                         GROSS TOTAL
                                                                    MANAGEMENT     12b-1      OTHER        ANNUAL
                                                                       FEES        FEES      EXPENSES     EXPENSES
AXP(R) Variable Portfolio -
        Blue Chip Advantage Fund                                        .53%        .13%        .13%         .79%(1)
        Bond Fund                                                       .60         .13         .07          .80(1)
        Capital Resource Fund                                           .62         .13         .05          .80(1)
        Cash Management Fund                                            .51         .13         .05          .69(1)
        Diversified Equity Income Fund                                  .56         .13         .18          .87(1)
        Emerging Markets Fund                                          1.18         .13        1.05         2.36(2)
        Equity Select Fund                                              .69         .13         .57         1.39(2)
        Extra Income Fund                                               .62         .13         .08          .83(1)
        Federal Income Fund                                             .61         .13         .09          .83(1)
        Global Bond Fund                                                .84         .13         .11         1.08(1)
        Growth Fund                                                     .56         .13         .12          .81(1)
        International Fund                                              .84         .13         .10         1.07(1)
        Managed Fund                                                    .60         .13         .04          .77(1)
        NEW DIMENSIONS FUND(R)                                          .61         .13         .05          .79(1)
        Partners Small Cap Value Fund                                  1.03         .13         .32         1.48(1)
        S&P 500 Index Fund                                              .29         .13         .40          .82(2)
        Small Cap Advantage Fund                                        .73         .13         .25         1.11(1)
        Stock Fund                                                      .56         .13        1.75         2.44(2)
        Strategy Aggressive Fund                                        .62         .13         .06          .81(1)
AIM V.I.
        Capital Appreciation Fund, Series II Shares                     .61         .25         .24         1.10(3)
        Capital Development Fund, Series II Shares                      .75         .25         .39         1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein Growth and Income Portfolio (Class B)         .63         .25         .05          .93(4)
        AllianceBernstein International Value Portfolio (Class B)      1.00         .25        1.22         2.47(5)
American Century(R) Variable Portfolios, Inc.
        VP International, Class II                                     1.20         .25          --         1.45(6)
        VP Value, Class II                                              .85         .25          --         1.10(6)
Calvert Variable Series, Inc.
        Social Balanced Portfolio                                       .70          --         .21          .91(7)
Evergreen VA
        Capital Growth Fund - Class 2                                   .80         .25         .22         1.27(8)

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                GROSS TOTAL
                                                                           MANAGEMENT     12b-1      OTHER        ANNUAL
                                                                              FEES        FEES      EXPENSES     EXPENSES
Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2                                .48%        .25%        .12%        .85%(4)
      Mid Cap Portfolio Service Class 2                                        .58         .25         .12         .95(4)
      Overseas Portfolio Service Class 2                                       .73         .25         .18        1.16(4)
FTVIPT
      Franklin Real Estate Fund - Class 2                                      .53         .25         .04         .82(9),(10)
      Franklin Small Cap Value Securities Fund - Class 2                       .59         .25         .20        1.04(10),(11)
      Mutual Shares Securities Fund - Class 2                                  .60         .25         .21        1.06(10),(11)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                                .70          --         .16         .86(12)
      Mid Cap Value Fund                                                       .80          --         .13         .93(12)
INVESCO VIF
      Dynamics Fund                                                            .75          --         .37        1.12(13),(14)
      Financial Services Fund                                                  .75          --         .34        1.09(13),(14)
      Technology Fund                                                          .75          --         .36        1.11(13),(14)
      Telecommunications Fund                                                  .75          --         .47        1.22(13),(14)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                              .65         .25         .07         .97(15)
      International Growth Portfolio: Service Shares                           .65         .25         .09         .99(15)
Lazard Retirement Series
      International Equity Portfolio                                           .75         .25         .65        1.65(16)
MFS(R)
      Investors Growth Stock Series - Service Class                            .75         .25         .13        1.13(17),(18)
      New Discovery Series - Service Class                                     .90         .25         .15        1.30(17),(18)
      Utilities Series - Service Class                                         .75         .25         .19        1.19(17),(18)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares                    .65         .25         .17        1.07(19)
      Pioneer Europe VCT Portfolio - Class II Shares                          1.00         .25        1.41        2.66(19)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                         .70         .25         .13        1.08(4)
      Putnam VT International Equity Fund - Class IB Shares                    .77         .25         .22        1.24(4)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                                   .64         .25         .10         .99(4)
Strong Funds
      Strong Opportunity Fund II - Advisor Class                               .75         .25         .39        1.39(20)
Wanger
      International Small Cap                                                 1.24          --         .23        1.47(21)
      U.S. Smaller Companies                                                   .94          --         .11        1.05(21)
Wells Fargo VT
      Asset Allocation Fund                                                    .55         .25         .23        1.03(22)
      International Equity Fund                                                .75         .25        2.14        3.14(22)
      Small Cap Growth Fund                                                    .75         .25         .33        1.33(22)


We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) From Jan. 1, 2002 through April 30, 2002, Fund was capped at 1.20%. From May 1, 2002 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.

(6) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission

(12) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(13) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(19) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2002 before fee waivers and expense reimbursements. The expenses reflect the contractual expense limitation in effect through Dec. 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. After the expense limitation Management fees would have been 0.20%.

(20) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(22) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the optional MAV. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                     IF YOU SURRENDER YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY          1 YEAR      3 YEARS      5 YEARS      10 YEARS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA ADVANTAGE              $ 1,149.77   $ 2,056.10   $ 2,771.56   $ 4,600.74   $   449.77   $ 1,356.10   $ 2,271.56   $ 4,600.74

 RAVA SELECT                   1,191.08     2,174.55     2,459.77     4,930.54       491.08     1,474.55     2,459.77     4,930.54

QUALIFIED ANNUITY

 RAVA ADVANTAGE              $ 1,129.27   $ 1,996.94   $ 2,676.93   $ 4,431.94   $   429.27   $ 1,296.94   $ 2,176.93   $ 4,431.94

 RAVA SELECT                   1,170.58     2,115.89     2,366.77     4,768.57       470.58     1,415.89     2,366.77     4,768.57


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                     IF YOU SURRENDER YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY          1 YEAR      3 YEARS      5 YEARS      10 YEARS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA ADVANTAGE              $   873.02   $ 1,236.22   $ 1,423.55   $ 2,008.30   $   173.02   $   536.22   $   923.55   $ 2,008.30

 RAVA SELECT                     914.33     1,361.53     1,134.64     2,440.87       214.33       661.53     1,134.64     2,440.87

QUALIFIED ANNUITY

 RAVA ADVANTAGE              $   852.52   $ 1,173.64   $ 1,317.47   $ 1,787.19   $   152.52   $   473.64   $   817.47   $ 1,787.19

 RAVA SELECT                     893.83     1,299.47     1,030.33     2,228.34       193.83       599.47     1,030.33     2,228.34


* In these examples, the $30 contract administrative charge is approximated as a .048% charge for RAVA Advantage and .201% charge for RAVA Select. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                                      2002         2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   0.74    $   0.90   $   1.00
Accumulation unit value at end of period                                                $   0.57    $   0.74   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                      646         827        268
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT BC8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   0.75    $   0.90   $   1.00
Accumulation unit value at end of period                                                $   0.57    $   0.75   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                      873         653        161
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT BD7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                          $   1.09    $   1.02   $   1.00
Accumulation unit value at end of period                                                $   1.14    $   1.09   $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                    7,278       4,119        600
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT BD8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                          $   1.09    $   1.02   $   1.00
Accumulation unit value at end of period                                                $   1.14    $   1.09   $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                    7,749       3,860        476
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT CR7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                          $   0.71    $   0.88   $   1.00
Accumulation unit value at end of period                                                $   0.55    $   0.71   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                      450         326         65
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT CR8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                          $   0.71    $   0.88   $   1.00
Accumulation unit value at end of period                                                $   0.55    $   0.71   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                      363         339        110
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT CM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                          $   1.04    $   1.01   $   1.00
Accumulation unit value at end of period                                                $   1.04    $   1.04   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                   12,020      13,646      4,153
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%
Simple yield(2)                                                                            (0.16%)      0.67%        --
Compound yield(2)                                                                          (0.16%)      0.67%        --

SUBACCOUNT CM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                          $   1.04    $   1.01   $   1.00
Accumulation unit value at end of period                                                $   1.04    $   1.04   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                   15,264      14,112      3,674
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%
Simple yield(2)                                                                             0.02%       0.85%        --
Compound yield(2)                                                                           0.02%       0.85%        --

SUBACCOUNT DE7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.01    $   1.00   $   1.00
Accumulation unit value at end of period                                                $   0.81    $   1.01   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                    2,480       1,303         83
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.01    $   1.00   $   1.00
Accumulation unit value at end of period                                                $   0.81    $   1.01   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                    2,358       1,089         17
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT EM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                          $   0.86    $   0.88   $   1.00
Accumulation unit value at end of period                                                $   0.81    $   0.86   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                      195         107         12
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT EM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                          $   0.87    $   0.88   $   1.00
Accumulation unit value at end of period                                                $   0.81    $   0.87   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                      149         100          7
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT ES7(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                          $   0.99    $   1.00         --
Accumulation unit value at end of period                                                $   0.85    $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)                      401         184         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT ES8(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                          $   1.00    $   1.00         --
Accumulation unit value at end of period                                                $   0.85    $   1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                      351          86         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT EI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $   0.97    $   0.93   $   1.00
Accumulation unit value at end of period                                                $   0.90    $   0.97   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                    5,961       3,548        577
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT EI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $   0.97    $   0.93   $   1.00
Accumulation unit value at end of period                                                $   0.90    $   0.97   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                    5,182       2,596        465
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT FI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.08    $   1.03   $   1.00
Accumulation unit value at end of period                                                $   1.14    $   1.08   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                    8,010       4,050        474
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT FI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.09    $   1.03   $   1.00
Accumulation unit value at end of period                                                $   1.14    $   1.09   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                    8,720       2,737        252
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT GB7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                          $   1.05    $   1.05   $   1.00
Accumulation unit value at end of period                                                $   1.20    $   1.05   $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                    1,944       1,001        174
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT GB8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                          $   1.05    $   1.05   $   1.00
Accumulation unit value at end of period                                                $   1.20    $   1.05   $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                    1,346         529         95
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                          $   0.53    $   0.77   $   1.00
Accumulation unit value at end of period                                                $   0.39    $   0.53   $   0.77
Number of accumulation units outstanding at end of period (000 omitted)                    2,674       2,826      1,195
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT GR8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                          $   0.53    $   0.77   $   1.00
Accumulation unit value at end of period                                                $   0.39    $   0.53   $   0.77
Number of accumulation units outstanding at end of period (000 omitted)                    3,200       2,185        741
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT IE7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                          $   0.64    $   0.91   $   1.00
Accumulation unit value at end of period                                                $   0.52    $   0.64   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                      495         455        316
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT IE8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                          $   0.64    $   0.91   $   1.00
Accumulation unit value at end of period                                                $   0.52    $   0.64   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                      191         182         13
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT MF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                          $   0.84    $   0.95   $   1.00
Accumulation unit value at end of period                                                $   0.73    $   0.84   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                    1,811       1,468        387
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT MF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                          $   0.84    $   0.95   $   1.00
Accumulation unit value at end of period                                                $   0.73    $   0.84   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                    1,122         988        129
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT ND7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $   0.74    $   0.89   $   1.00
Accumulation unit value at end of period                                                $   0.57    $   0.74   $   0.89
Number of accumulation units outstanding at end of period (000 omitted)                   11,893       8,744      1,885
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT ND8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $   0.74    $   0.89   $   1.00
Accumulation unit value at end of period                                                $   0.57    $   0.74   $   0.89
Number of accumulation units outstanding at end of period (000 omitted)                   12,999       6,990      1,168
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT SV7(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.07    $   1.00         --
Accumulation unit value at end of period                                                $   0.93    $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,209         628         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT SV8(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.07    $   1.00         --
Accumulation unit value at end of period                                                $   0.93    $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,710         606         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT IV7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                          $   0.80    $   0.92   $   1.00
Accumulation unit value at end of period                                                $   0.61    $   0.80   $   0.92
Number of accumulation units outstanding at end of period (000 omitted)                    3,742       1,886        113
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                          $   0.80    $   0.92   $   1.00
Accumulation unit value at end of period                                                $   0.61    $   0.80   $   0.92
Number of accumulation units outstanding at end of period (000 omitted)                    3,963       2,214        129
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT SC7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   0.88    $   0.95   $   1.00
Accumulation unit value at end of period                                                $   0.72    $   0.88   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                      998         599        100
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT SC8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   0.88    $   0.95   $   1.00
Accumulation unit value at end of period                                                $   0.72    $   0.88   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                      913         440         65
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT ST7(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.75    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                       27           2         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT ST8(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.76    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                       42          36         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT SA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                          $   0.48    $   0.72   $   1.00
Accumulation unit value at end of period                                                $   0.32    $   0.48   $   0.72
Number of accumulation units outstanding at end of period (000 omitted)                    1,548       2,100        750
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT SA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                          $   0.48    $   0.72   $   1.00
Accumulation unit value at end of period                                                $   0.33    $   0.48   $   0.72
Number of accumulation units outstanding at end of period (000 omitted)                    1,307       1,186        459
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7AC(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.73    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      373          70         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AC(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.73    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      424         114         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7AD(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.76    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      250          67         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AD(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.76    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      426          65         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7AL(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.74    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,930         730         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AL(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.74    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,924         307         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7AB(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.92    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      400          29         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AB(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.92    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      643          38         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7AI(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                          $   0.93    $   1.00         --
Accumulation unit value at end of period                                                $   0.73    $   0.93         --
Number of accumulation units outstanding at end of period (000 omitted)                      700         152         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AI(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                          $   0.93    $   1.00         --
Accumulation unit value at end of period                                                $   0.73    $   0.93         --
Number of accumulation units outstanding at end of period (000 omitted)                      559         119         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7AV(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                          $   1.04    $   1.00         --
Accumulation unit value at end of period                                                $   0.89    $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,579         848         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AV(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                          $   1.04    $   1.00         --
Accumulation unit value at end of period                                                $   0.90    $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,339         719         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                          $   0.86    $   0.93   $   1.00
Accumulation unit value at end of period                                                $   0.74    $   0.86   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                      311         289         15
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                          $   0.86    $   0.93   $   1.00
Accumulation unit value at end of period                                                $   0.75    $   0.86   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                      348         124         --
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7CG(5) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   0.95    $   1.00         --
Accumulation unit value at end of period                                                $   0.73    $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                      346         103         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8CG(5) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   0.95    $   1.00         --
Accumulation unit value at end of period                                                $   0.73    $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                      696         176         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7FG(5) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00    $   1.00         --
Accumulation unit value at end of period                                                $   0.82    $   1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                    3,320         583         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8FG(5) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00    $   1.00         --
Accumulation unit value at end of period                                                $   0.82    $   1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,998         502         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7FM(5) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.04    $   1.00         --
Accumulation unit value at end of period                                                $   0.93    $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                    3,151         536         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8FM(5) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.04    $   1.00         --
Accumulation unit value at end of period                                                $   0.93    $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                    3,349         588         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7FO(5) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   0.95    $   1.00         --
Accumulation unit value at end of period                                                $   0.74    $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                      756         101         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8FO(5) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   0.95    $   1.00         --
Accumulation unit value at end of period                                                $   0.75    $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                      836         149         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.11    $   1.04   $   1.00
Accumulation unit value at end of period                                                $   1.12    $   1.11   $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                    2,650       1,215        150
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.11    $   1.04   $   1.00
Accumulation unit value at end of period                                                $   1.12    $   1.11   $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                    2,603       1,003        137
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.22    $   1.08   $   1.00
Accumulation unit value at end of period                                                $   1.10    $   1.22   $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                      986         410         56
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.23    $   1.09   $   1.00
Accumulation unit value at end of period                                                $   1.10    $   1.23   $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                    1,333         350         18
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MS(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.84    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                      932         155         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8MS(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.85    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                      801         155         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                          $   0.79    $   0.91   $   1.00
Accumulation unit value at end of period                                                $   0.61    $   0.79   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                    2,301       1,422        202
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM)  U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                          $   0.79    $   0.91   $   1.00
Accumulation unit value at end of period                                                $   0.62    $   0.79   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                    2,661       1,788        266
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.23    $   1.11   $   1.00
Accumulation unit value at end of period                                                $   1.16    $   1.23   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                    2,398       1,096        162
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.24    $   1.11   $   1.00
Accumulation unit value at end of period                                                $   1.17    $   1.24   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                    2,280         796         37
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7ID(5) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.65    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                      371         201         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8ID(5) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.65    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                      350         166         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7FS(5) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.82    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                      306          90         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8FS(5) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.82    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                      337         123         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7TC(5) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                          $   0.91    $   1.00         --
Accumulation unit value at end of period                                                $   0.48    $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)                      241          63         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8TC(5) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                          $   0.91    $   1.00         --
Accumulation unit value at end of period                                                $   0.48    $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)                      215          92         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7TL(5) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                          $   0.84    $   1.00         --
Accumulation unit value at end of period                                                $   0.41    $   0.84         --
Number of accumulation units outstanding at end of period (000 omitted)                      100          70         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8TL(5) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                          $   0.84    $   1.00         --
Accumulation unit value at end of period                                                $   0.41    $   0.84         --
Number of accumulation units outstanding at end of period (000 omitted)                       76          14         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7GT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   0.44    $   0.71   $   1.00
Accumulation unit value at end of period                                                $   0.26    $   0.44   $   0.71
Number of accumulation units outstanding at end of period (000 omitted)                    1,276       1,190        260
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8GT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   0.44    $   0.71   $   1.00
Accumulation unit value at end of period                                                $   0.26    $   0.44   $   0.71
Number of accumulation units outstanding at end of period (000 omitted)                    1,198       1,061        219
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7IG (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   0.66    $   0.87   $   1.00
Accumulation unit value at end of period                                                $   0.48    $   0.66   $   0.87
Number of accumulation units outstanding at end of period (000 omitted)                    4,229       3,147        640
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8IG (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   0.66    $   0.87   $   1.00
Accumulation unit value at end of period                                                $   0.49    $   0.66   $   0.87
Number of accumulation units outstanding at end of period (000 omitted)                    3,862       2,494        539
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                          $   0.76    $   1.01   $   1.00
Accumulation unit value at end of period                                                $   0.67    $   0.76   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                      714         498         16
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                          $   0.75    $   1.00   $   1.00
Accumulation unit value at end of period                                                $   0.66    $   0.75   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                      777         352         --
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   0.65    $   0.87   $   1.00
Accumulation unit value at end of period                                                $   0.46    $   0.65   $   0.87
Number of accumulation units outstanding at end of period (000 omitted)                    4,234       3,342        685
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   0.65    $   0.87   $   1.00
Accumulation unit value at end of period                                                $   0.47    $   0.65   $   0.87
Number of accumulation units outstanding at end of period (000 omitted)                    4,123       2,296        695
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   0.85    $   0.90   $   1.00
Accumulation unit value at end of period                                                $   0.57    $   0.85   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                    3,982       2,670        527
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   0.85    $   0.90   $   1.00
Accumulation unit value at end of period                                                $   0.57    $   0.85   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                    4,442       2,760        479
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7UT(5) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   0.89    $   1.00         --
Accumulation unit value at end of period                                                $   0.68    $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)                      512         218         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8UT(5) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   0.89    $   1.00         --
Accumulation unit value at end of period                                                $   0.68    $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)                      283         112         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7PE(5) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.81    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      346          41         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8PE(5) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.81    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                      699          22         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7EU(5) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.78    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                       18          --         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8EU(5) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.78    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                       67           5         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7HS(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.77    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      514         219         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8HS(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   0.98    $   1.00         --
Accumulation unit value at end of period                                                $   0.78    $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                      748         169         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7PI(5) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.78    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                    1,994         612         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8PI(5) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   0.96    $   1.00         --
Accumulation unit value at end of period                                                $   0.78    $   0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,109         364         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   0.52    $   0.79   $   1.00
Accumulation unit value at end of period                                                $   0.36    $   0.52   $   0.79
Number of accumulation units outstanding at end of period (000 omitted)                    3,507       4,095      1,162
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%
SUBACCOUNT 8VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                          $   0.52    $   0.79   $   1.00
Accumulation unit value at end of period                                                $   0.36    $   0.52   $   0.79
Number of accumulation units outstanding at end of period (000 omitted)                    3,552       3,407        767
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7SO(5) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                          $   0.99    $   1.00         --
Accumulation unit value at end of period                                                $   0.72    $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)                      982         276         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8SO(5) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                          $   0.99    $   1.00         --
Accumulation unit value at end of period                                                $   0.72    $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)                      884         232         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                          $   0.63    $   0.80   $   1.00
Accumulation unit value at end of period                                                $   0.54    $   0.63   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                    2,052       1,069        225
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                          $   0.63    $   0.80   $   1.00
Accumulation unit value at end of period                                                $   0.54    $   0.63   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                    1,930         833        190
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES )
Accumulation unit value at beginning of period                                          $   1.13    $   1.02   $   1.00
Accumulation unit value at end of period                                                $   0.93    $   1.13   $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                    3,595       1,227        128
Ratio of operating expense to average net assets                                            0.95%       0.95%      0.95%

SUBACCOUNT 8SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                          $   1.13    $   1.03   $   1.00
Accumulation unit value at end of period                                                $   0.94    $   1.13   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                    2,942         855         77
Ratio of operating expense to average net assets                                            0.75%       0.75%      0.75%

SUBACCOUNT 7AA(3) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.84    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                    1,735         698         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8AA(3) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                          $   0.97    $   1.00         --
Accumulation unit value at end of period                                                $   0.84    $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                    2,188       1,255         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7WI(3) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                          $   0.90    $   1.00         --
Accumulation unit value at end of period                                                $   0.69    $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                      375          97         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8WI(3) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                          $   0.90    $   1.00         --
Accumulation unit value at end of period                                                $   0.69    $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                      461          65         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT 7SG(3) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                          $   0.94    $   1.00         --
Accumulation unit value at end of period                                                $   0.58    $   0.94         --
Number of accumulation units outstanding at end of period (000 omitted)                      816         222         --
Ratio of operating expense to average net assets                                            0.95%       0.95%        --

SUBACCOUNT 8SG(3) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                          $   0.94    $   1.00         --
Accumulation unit value at end of period                                                $   0.58    $   0.94         --
Number of accumulation units outstanding at end of period (000 omitted)                      587         140         --
Ratio of operating expense to average net assets                                            0.75%       0.75%        --

SUBACCOUNT BC6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT BC9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT BD6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       25          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT BD9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT CR6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT CR9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT CM6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                      105          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --
Simple yield(2)                                                                            (0.57%)        --         --
Compound yield(2)                                                                          (0.57%)        --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                      132          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --
Simple yield(2)                                                                            (0.38%)        --         --
Compound yield(2)                                                                          (0.38%)        --         --

SUBACCOUNT DE6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT DE9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       10          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT EM6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.01          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT EM9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.01          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT ES6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        5          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT ES9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        7          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT EI6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.03          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       10          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT EI9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.03          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       15          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT FI6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       25          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT FI9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                      137          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.04          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        7          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT GB9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.04          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        7          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT GR6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT GR9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       22          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT IE6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT IE9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT MF6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT MF9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT ND6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       18          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT ND9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       50          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT SV6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        1          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SV9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       20          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT IV6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        8          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT IV9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT SC6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        4          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT SC9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        8          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT ST6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT ST9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT SA6(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT SA9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        8          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 6AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6AL(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AL(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        7          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6AB(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AB(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       21          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       29          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6SR(6) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 9SR(6) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.97          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.97          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        1          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6FG(6) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.97          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       14          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9FG(6) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.97          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       37          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6FM(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       11          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9FM(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       17          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6FO(6) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        2          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9FO(6) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       17          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6RE(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       16          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9RE(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       15          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 6SI(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        4          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9SI(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.00          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       13          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       18          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       30          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6UE(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        6          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9UE(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       11          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6MC(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       14          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9MC(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       29          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 9FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.92          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.92          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6GT(6) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        1          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9GT(6) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6IG(6) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9IG(6) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        5          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6IP(6) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9IP(6) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        4          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 6MG(6) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9MG(6) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        4          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6MD(6) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        1          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9MD(6) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        3          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       29          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.98          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 9HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.95          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       10          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       15          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       13          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6VS(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9VS(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.93          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        1          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.94          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6IT(6) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9IT(6) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   1.02          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       12          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6SP(6) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       19          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9SP(6) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.99          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       46          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                       2002        2001      2000(1)
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 6AA(6) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9AA(6) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                      117          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6WI(6) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.97          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9WI(6) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.97          --         --
Number of accumulation units outstanding at end of period (000 omitted)                        1          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

SUBACCOUNT 6SG(6) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.20%         --         --

SUBACCOUNT 9SG(6) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                          $   1.00          --         --
Accumulation unit value at end of period                                                $   0.96          --         --
Number of accumulation units outstanding at end of period (000 omitted)                       --          --         --
Ratio of operating expense to average net assets                                            1.00%         --         --

(1) Operations commenced on Sept. 29, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on May 1, 2001.

(4) Operations commenced on Aug. 14, 2001.

(5) Operations commenced on Aug. 13, 2001.

(6) Operations commenced on Nov. 7, 2002.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value. Total return figures do not reflect any purchase payment credits.


We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:


-   contract administrative charge,


-   applicable mortality and expense risk fee,

-   MAV rider fee, and


- applicable surrender charge (assuming a surrender at the end of the illustrated period).


We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for the optional feature.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
BC7               BC6 BC9        AXP(R) Variable Portfolio  Objective: long-term total return         IDS Life, adviser;
BC8                              - Blue Chip Advantage      exceeding that of the U.S. stock          American Express
                                 Fund                       market. Invests primarily in blue chip    Financial Corporation
                                                            stocks. Blue chip stocks are issued by    (AEFC), subadviser.
                                                            companies with a market capitalization
                                                            of at least $1 billion, an established
                                                            management, a history of consistent
                                                            earnings and a leading position within
                                                            their respective industries.

BD7               BD6            AXP(R) Variable Portfolio  Objective: high level of current income   IDS Life, adviser; AEFC,
BD8               BD9            - Bond Fund                while conserving the value of the         subadviser.
                                 (effective 6-27-03 AXP(R)  investment and continuing a high level
                                 Variable Portfolio - Bond  of income for the longest time period.
                                 Fund will change to AXP(R) Invests primarily in bonds and other
                                 Variable Portfolio -       debt obligations.
                                 Diversified Bond Fund)

CR7               CR6            AXP(R) Variable Portfolio  Objective: capital appreciation.          IDS Life, adviser; AEFC,
CR8               CR9            - Capital Resource Fund    Invests primarily in U.S. common stocks   subadviser.
                                                            and other securities convertible into
                                                            common stocks.

CM7               CM6            AXP(R) Variable Portfolio  Objective: maximum current income         IDS ife, adviser; AEFC,
CM8               CM9            - Cash Management Fund     consistent with liquidity and stability   subadviser.
                                                            of principal. Invests primarily in
                                                            money market securities.

DE7               DE6            AXP(R) Variable Portfolio  Objective: high level of current income   IDS Life, adviser; AEFC,
DE8               DE9            - Diversified Equity       and, as a secondary goal, steady growth   subadviser.
                                 Income Fund                of capital. Invests primarily in
                                                            dividend-paying common and preferred
                                                            stocks.

EM7               EM6            AXP(R) Variable Portfolio  Objective: long-term capital growth.      IDS Life, adviser; AEFC,
EM8               EM9            - Emerging Markets Fund    Invests primarily in equity securities    subadviser;  American
                                                            of companies in emerging market           Express Asset
                                                            countries.                                Management International,
                                                                                                      Inc., a wholly-owned
                                                                                                      subsidiary of AEFC,
                                                                                                      subadviser.

ES7               ES6            AXP(R) Variable Portfolio  Objective: growth of capital. Invests     IDS Life, adviser; AEFC,
ES8               ES9            - Equity Select Fund       primarily in equity securities of         subadviser.
                                                            medium-sized companies.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
EI7               EI6            AXP(R) Variable Portfolio  Objective: high current income, with      IDS Life, adviser; AEFC,
EI8               EI9            - Extra Income Fund        capital growth as a secondary             subadviser.
                                 (effective 6-27-03 AXP(R)  objective. Invests primarily in
                                 Variable Portfolio - Extra high-yielding,  high-risk corporate
                                 Income Fund will change    bonds (junk bonds) issued by U.S. and
                                 to AXP(R) Variable         foreign companies and governments.
                                 Portfolio - High Yield
                                 Bond Fund)

FI7               FI6            AXP(R) Variable Portfolio  Objective: a high level of current        IDS Life, adviser; AEFC,
FI8               FI9            - Federal Income Fund      income and safety of principal            subadviser.
                                 (effective 6-27-03 AXP(R)  consistent with an investment in
                                 Variable Portfolio -       U.S. government and government agency
                                 Federal Income Fund will   securities. Invests primarily in debt
                                 change to AXP(R) Variable  obligations issued or guaranteed  as
                                 Portfolio - Short Term     to principal and interest by the
                                 U.S. Government Fund)      U.S. government, its agencies or
                                                            instrumentalities.

GB7               GB6            AXP(R) Variable Portfolio  Objective: high total return through      IDS Life, adviser; AEFC,
GB8               GB9            - Global  Bond Fund        income and growth of capital.             subadviser.
                                                            Non-diversified mutual fund that
                                                            invests primarily in debt obligations
                                                            of U.S. and foreign issuers.

GR7               GR6            AXP(R) Variable Portfolio  Objective: long-term capital growth.      IDS Life, adviser; AEFC,
GR8               GR9            - Growth Fund              Invests primarily in common stocks        subadviser.
                                                            and securities
                                                            convertible into
                                                            common stocks that
                                                            appear to offer
                                                            growth
                                                            opportunities.

IE7               IE6            AXP(R) Variable Portfolio  Objective: capital appreciation.          IDS Life, adviser; AEFC,
IE8               IE9            - International Fund       Invests primarily in common stocks or     subadviser;  American
                                                            convertible securities of foreign         Express Asset
                                                            issuers that offer strong growth          Management
                                                            potential.                                International, Inc., a
                                                                                                      wholly-owned subsidiary
                                                                                                      of AEFC, subadviser.

MF7               MF6            AXP(R) Variable Portfolio  Objective: maximum total investment       IDS Life, adviser; AEFC,
MF8               MF9            - Managed Fund             return through a combination of           subadviser.
                                                            capital growth and current income.
                                                            Invests primarily in a combination
                                                            of common and preferred stocks,
                                                            convertible securities, bonds
                                                            and other debt securities.

ND7               ND6            AXP(R) Variable Portfolio  Objective: long-term growth of            IDS Life, adviser; AEFC,
ND8               ND9            - NEW DIMENSIONS FUND(R)   capital. Invests primarily in common      subadviser.
                                                            stocks showing potential for
                                                            significant growth.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
SV7               SV6            AXP(R) Variable Portfolio  Objective: long-term capital              IDS Life, adviser; AEFC,
SV8               SV9            - Partners Small Cap       appreciation. Non-diversified fund        subadviser; Royce &
                                 Value Fund                 that invests primarily in equity          Associates, LLC., Third
                                                            securities.                               Avenue Management LLC
                                                                                                      and National City
                                                                                                      Investment Company,
                                                                                                      subadvisers.

IV7               IV6            AXP(R) Variable Portfolio  Objective: long-term capital              IDS Life, adviser; AEFC,
IV8               IV9            - S&P 500 Index Fund       appreciation. Non-diversified fund        subadviser.
                                                            that invests primarily in
                                                            securities that are expected to
                                                            provide investment results that
                                                            correspond to the performance of the
                                                            S&P 500(R) Index.

SC7               SC6            AXP(R) Variable Portfolio  Objective: long-term capital growth.      IDS Life, adviser; AEFC,
SC8               SC9            - Small Cap Advantage Fund Invests primarily in equity stocks of     subadviser;  Kenwood
                                                            small companies that are often            Capital Management LLC,
                                                            included in the Russell 2000 Index        subadviser.
                                                            and/or have market capitalization
                                                            under $2 billion.

ST7               ST6            AXP(R) Variable Portfolio  Objective: current income and growth      IDS Life, adviser; AEFC,
ST8               ST9            - Stock Fund               of capital. Invests primarily in          subadviser.
                                                            common stocks and securities
                                                            convertible into common stock.

SA7               SA6            AXP(R) Variable Portfolio  Objective: capital appreciation.          IDS Life, adviser; AEFC,
SA8               SA9            - Strategy Aggressive Fund Invests primarily in equity               subadviser.
                                                            securities of growth companies.

7AC               6AC            AIM V.I. Capital           Objective: growth of capital. Invests     A I M Advisors, Inc.
8AC               9AC            Appreciation Fund, Series  principally in common stocks of
                                 II Shares                  companies likely to benefit from new
                                                            or innovative products, services
                                                            or processes as well as those with
                                                            above-average long-term growth
                                                            and excellent prospects for
                                                            future growth. The Fund may invest up
                                                            to 25% of its assets in foreign
                                                            securities.

7AD               6AD            AIM V.I. Capital           Objective: long-term growth of            A I M Advisors, Inc.
8AD               9AD            Development Fund, Series   capital. Invests primarily in
                                 II Shares                  securities (including common stocks,
                                                            convertible securities and bonds) of
                                                            small- and medium-sized companies.
                                                            The Fund may invest up to 25% of its
                                                            assets in foreign securities.

7AL               6AL            AllianceBernstein VP       Objective: reasonable current income      Alliance Capital
8AL               9AL            Growth and Income          and reasonable appreciation. Invests      Management, L.P.
                                 Portfolio (Class B)        primarily in dividend-paying common
                                 (previously Alliance VP    stocks of good quality.
                                 Growth and Income
                                 Portfolio (Class B))


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
7AB               6AB            AllianceBernstein VP       Objective: long-term growth of            Alliance Capital
8AB               9AB            International Value        capital. Invests primarily in a           Management, L.P.
                                 Portfolio (Class B)        diversified portfolio of foreign
                                 (previously Alliance VP    equity securities.
                                 International Value
                                 Portfolio (Class B))

7AI               6AI            American Century(R) VP     Objective: long-term capital growth.      American Century
8AI               9AI            International, Class II    Invests primarily in stocks of            Investment Management,
                                                            growing foreign companies in              Inc.
                                                            developed countries.

7AV               6AV            American Century(R) VP     Objective: long-term capital growth,      American Century
8AV               9AV            Value, Class II            with income as a secondary                Investment Management,
                                                            objective. Invests primarily in           Inc.
                                                            stocks of companies that management
                                                            believes to be undervalued at the
                                                            time of purchase.

7SR               6SR            Calvert Variable Series,   Objective: income and capital             Calvert Asset Management
8SR               9SR            Inc. Social Balanced       growth. Invests primarily in stocks,      Company, Inc. (CAMCO),
                                 Portfolio                  bonds and money market instruments        investment adviser. SsgA
                                                            which offer income and capital            Funds Management, Inc.
                                                            growth opportunity and which satisfy      and Brown Capital
                                                            the investment and social criteria.       Management are the
                                                                                                      investment subadvisers.

7CG               6CG            Evergreen VA Capital       Objective: long-term capital growth.      Evergreen Investment
8CG               9CG            Growth Fund - Class 2      The Fund seeks to achieve its goal        Management Company, LLC;
                                                            by investing primarily in common          Pilgrim Baxter &
                                                            stocks of large U.S. companies,           Associates, Ltd, is the
                                                            which the portfolio managers believe      sub-investment adviser.
                                                            have the potential for capital
                                                            growth over the intermediate- and
                                                            long-term.

7FG               6FG            Fidelity(R) VIP Growth &   Objective: seeks high total return        Fidelity Management &
8FG               9FG            Income Portfolio Service   through a combination of current          Research Company (FMR),
                                 Class 2                    income and capital appreciation.          investment manager; FMR
                                                            Normally invests a majority of            U.K., FMR Far East,
                                                            assets in common stocks of foreign        sub-investment advisers.
                                                            and domestic issuers with a focus on
                                                            those that pay current dividends and
                                                            show potential for capital
                                                            appreciation. May invest in bonds,
                                                            including lower-quality debt
                                                            securities, as well as stocks that
                                                            are not currently paying dividends,
                                                            but offer prospects for future
                                                            income or capital appreciation.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
7FM               6FM            Fidelity(R) VIP            Objective: seeks long-term growth of      Fidelity Management &
8FM               9FM            Mid Cap                    capital. Normally invests at least 80%    Research Company (FMR),
                                 Portfolio                  of assets in securities of foreign and    investment manager; FMR U.K.,
                                 Service Class 2            domestic companies with medium market     FMR Far East, sub-investment
                                                            capitalization common stocks. Invests     advisers.
                                                            in growth or value common common stocks.
                                                            May invest in companies with smaller or
                                                            larger market capitalizations.

7FO               6FO            Fidelity(R) VIP            Objective: seeks long-term growth of      Fidelity Management &
8FO               9FO            Overseas                   capital. Normally invests primarily in    Research Company (FMR),
                                 Portfolio                  common stocks of foreign securities.      investment manager; FMR U.K.,
                                 Service Class 2            Normally invests at least 80% of          FMR Far East, Fidelity
                                                            assets in non-U.S. securities.            International Investment
                                                                                                      Advisors (FIIA) and FIIA
                                                                                                      U.K., sub-investment
                                                                                                      advisers.

7RE               6RE            FTVIPT                     Objective: seeks capital appreciation,    Franklin Advisers, Inc.
8RE               9RE            Franklin Real              with current income as a secondary goal.
                                 Estate Fund -              The Fund normally invests at  least 80%
                                 Class 2                    of its net assets in investments of
                                                            companies operating in the real estate
                                                            sector. The Fund invests primarily in
                                                            equity real estate investment trusts
                                                            (REITs).

7SI               6SI            FTVIPT                     Objective: seeks long-term total return.  Franklin Advisory Services,
8SI               9SI            Franklin Small             The Fund normally invests at least 80%    LLC
                                 Cap Value                  of its net assets in investments of
                                 Securities                 small capitalization companies. For
                                 Fund - Class 2             this Fund, small cap companies are those
                                                            with market cap values not exceeding
                                                            $2.5 billion, at the time of purchase.
                                                            The Fund's manager invests in small
                                                            companies that it believes are
                                                            undervalued.

7MS               6MS            FTVIPT Mutual              Objective: seeks capital appreciation,    Franklin Mutual Advisers, LLC
8MS               9MS            Shares                     with income as a secondary goal.  The
                                 Securities                 Fund normally invests mainly in U.S.
                                 Fund -  Class 2            equity securities that the Fund's
                                                            manager believes are available at market
                                                            prices less than their intrinsic value
                                                            on certain recognized or objective
                                                            criteria, including undervalued stocks,
                                                            restructuring companies and distressed
                                                            companies.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
7UE               6UE            Goldman Sachs VIT          Objective: The Goldman Sachs VIT CORE     Goldman Sachs Asset
8UE               9UE            CORE(SM) U.S.              U.S. Equity Fund seeks long-term          Management, L.P.
                                 Equity Fund                growth of capital and dividend income.
                                                            The Fund invests, under normal
                                 CORE(SM) is a              circumstances, at least 90% of its total
                                 service mark of            assets (not including securities
                                 Goldman, Sachs & Co.       lending collateral and any investment
                                                            of that collateral) measured at time of
                                                            purchase in a broadly diversified
                                                            portfolio of large-cap and blue chip
                                                            equity investments representing all
                                                            major sectors of the U.S. economy.

7MC               6MC            Goldman Sachs VIT          Objective: The Goldman Sachs VIT Mid Cap  Goldman Sachs Asset
8MC               9MC            Mid Cap Value Fund         Value  Fund seeks long-term capital       Management, L.P.
                                                            appreciation. The Fund invests, under
                                                            normal circumstances, at least 80% of
                                                            its net assets plus any borrowing for
                                                            investment purposes (measured at time
                                                            of purchase) in a diversified portfolio
                                                            of equity investments in
                                                            mid-capitalization issuers within the
                                                            range of the market capitalization of
                                                            companies constituting the Russell
                                                            Midcap Value Index at the time of
                                                            investment.

7ID               6ID            INVESCO VIF -              Objective: long-term growth of capital.   INVESCO Funds Group, Inc.
8ID               9ID            Dynamics Fund              Invests primarily in common stocks of
                                                            mid-sized companies -- companies
                                                            included in the Russell Midcap(R)
                                                            Growth Index at the time of purchase,
                                                            or if not included in that Index, those
                                                            with market capitalizations between
                                                            $2.5 billion and $15 billion at the time
                                                            of purchase. The Fund also has the
                                                            flexibility to invest in other types of
                                                            securities, including preferred stocks,
                                                            convertible securities and bonds.

7FS               6FS            INVESCO VIF -              Objective: long-term growth of capital.   INVESCO Funds Group, Inc.
8FS               9FS            Financial Services         Aggressively managed. Invests at least
                                 Fund                       80% of its assets in the equity
                                                            securities and equity-related
                                                            instruments of companies involved in
                                                            the financial services sector. These
                                                            companies include, but are not limited
                                                            to, banks, insurance companies,
                                                            investment and miscellaneous industries
                                                            (asset managers, brokerage firms, and
                                                            government-sponsored agencies and
                                                            suppliers to financial services
                                                            companies).


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
7TC               6TC            INVESCO VIF - Technology   Objective: long-term growth of capital.   INVESCO Funds Group, Inc.
8TC               9TC            Fund                       The Fund is aggressively managed.
                                                            Invests at least 80% of its assets
                                                            in equity securities and
                                                            equity-related instruments of
                                                            companies engaged in
                                                            technology-related industries.
                                                            These include, but are not limited
                                                            to, various applied technologies,
                                                            hardware, software, semiconductors,
                                                            telecommunications equipment and
                                                            services, and service-related
                                                            companies in information
                                                            technology. Many of these products
                                                            and services are subject to rapid
                                                            obsolescence, which may lower the
                                                            market value of securities of the
                                                            companies in this sector.

7TL               6TL            INVESCO VIF -              Objective: long-term growth of capital.   INVESCO Funds Group, Inc.
8TL               9TL            Telecommunications Fund    Current  income is a secondary
                                                            objective. The Fund is aggressively
                                                            managed. Invests at least 80% of
                                                            its assets in equity securities and
                                                            equity-related instruments of
                                                            companies involved in the design,
                                                            development manufacture,
                                                            distribution or sale of
                                                            communications services and
                                                            equipment, and companies that are
                                                            involved in supplying equipment or
                                                            services to such companies. The
                                                            telecommunications sector includes,
                                                            but is not limited to companies
                                                            that offer telephone services,
                                                            wireless communications, satellite
                                                            communications, television and
                                                            movie programming, broadcasting and
                                                            Internet access. Many of these
                                                            products and services are subject
                                                            to rapid obsolescence, which may
                                                            lower the market value of
                                                            securities of the companies in this
                                                            sector.

7GT               6GT            Janus Aspen Series Global  Objective: long-term growth of capital.   Janus Capital
8GT               9GT            Technology Portfolio:      Non-diversified mutual fund that
                                 Service Shares             invests, under normal circumstances,
                                                            at least 80% of its net assets in
                                                            securities of companies that the
                                                            portfolio manager believes will
                                                            benefit significantly from advances
                                                            or improvements in technology. It
                                                            implements this policy by investing
                                                            primarily in equity securities of
                                                            U.S. and foreign companies selected
                                                            for their growth potential.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
7IG               6IG            Janus Aspen Series         Objective: long-term growth of capital.   Janus Capital
8IG               9IG            International              Invests, under normal circumstances,
                                 Growth Portfolio:          at least 80% of its net assets in
                                 Service Shares             securities of issuers from at least
                                                            five different countries, excluding
                                                            the United States. Although the
                                                            Portfolio intends to invest
                                                            substantially all of its assets in
                                                            issuers located outside the United
                                                            States, it may at times invest in
                                                            U.S. issuers and under unusual
                                                            circumstances, it may invest all of
                                                            its assets in fewer than five
                                                            countries or even a single country.

7IP               6IP            Lazard Retirement          Objective: long-term capital              Lazard Asset Management, LLC
8IP               9IP            International              appreciation. Invests  primarily in
                                 Equity Portfolio           equity securities, principally common
                                                            stocks, of relatively large
                                                            non-U.S. companies with market
                                                            capitalizations in the range of the
                                                            Morgan Stanley Capital
                                                            International (MSCI) Europe,
                                                            Australia and Far East (EAFE(R))
                                                            Index that the Investment Manager
                                                            believes are undervalued based on
                                                            their earnings, cash flow or asset
                                                            values.

7MG               6MG            MFS(R) Investors           Objective: long-term growth of capital    MFS Investment
8MG               9MG            Growth Stock               and future income. Invests at least 80%   Management(R)
                                 Series -  Service          of its net assets in common stocks and
                                 Class                      related securities of companies which
                                                            MFS(R) believes offer better than
                                                            average prospects for long-term
                                                            growth.

7MD               6MD            MFS(R) New Discovery       Objective: capital appreciation.          MFS Investment
8MD               9MD            Series - Service           Invests in at least 65% of its net        Management(R)
                                 Class                      assets in equity securities of emerging
                                                            growth companies.

7UT               6UT            MFS(R) Utilities           Objective: capital growth and current     MFS Investment
8UT               9UT            Series - Service           income. Invests primarily in equity       Management(R)
                                 Class                      and debt securities of domestic and
                                                            foreign companies in the utilities
                                                            industry.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
7PE               6PE            Pioneer Equity Income      Objective: current income and long-term   Pioneer Investment
8PE               9PE            VCT Portfolio -  Class     growth of capital from a portfolio        Management, Inc.
                                 II Shares                  consisting  primarily of income
                                                            producing equity securities of U.S.
                                                            corporations. Invests primarily in
                                                            common stocks, preferred stocks and
                                                            interests in real estate investment
                                                            trusts (REITs). Normally, the
                                                            portfolio invests at least 80% of
                                                            its total assets in income
                                                            producing equity securities. The
                                                            remainder of the portfolio may be
                                                            invested in debt securities, most
                                                            of which are expected to be
                                                            convertible into common stocks.

7EU               6EU            Pioneer Europe VCT         Objective: long-term growth of capital.   Pioneer
8EU               9EU            Portfolio -  Class II      Invests primarily in equity securities    Investment
                                 Shares                     of European issuers including common      Management, Inc.
                                                            stocks, preferred stocks, rights,
                                                            depositary receipts, warrants and
                                                            debt securities convertible into
                                                            common stock. Normally, the
                                                            portfolio invests 80% of its total
                                                            assets in equity securities of
                                                            European issuers. The portfolio may
                                                            also purchase and sell forward
                                                            foreign currency contracts in
                                                            connection with its investments.

7HS               6HS            Putnam VT Health           Objective: capital appreciation. The      Putnam
8HS               9HS            Sciences Fund -  Class     fund pursues its goal by investing        Investment
                                 IB Shares                  mainly in growth stocks of companies in   Management, LLC
                                                            the health sciences industries.
                                                            Under normal circumstances, the
                                                            fund invests at least 80% of the
                                                            fund's net assets in securities of
                                                            (a) companies that derive at least
                                                            50% of their assets, revenues or
                                                            profits from the pharmaceutical,
                                                            health care services, applied
                                                            research and development and
                                                            medical equipment and supplies
                                                            industries, or (b) companies we
                                                            think have the potential for growth
                                                            as a result of their particular
                                                            products, technology, patents or
                                                            other market advantages in the
                                                            health sciences industries.

7PI               6PI            Putnam VT International    Objective: capital appreciation. The      Putnam
8PI               9PI            Equity Fund -  Class IB    fund pursues its goal by investing        Investment
                                 Shares (previously         mainly in common  stocks of companies     Management, LLC
                                 Putnam  VT International   outside the United States.
                                 Growth Fund - Class IB
                                 Shares)


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN      INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
7VS               6VS            Putnam VT         Objective: capital appreciation. The fund pursues    Putnam Investment
8VS               9VS            Vista  Fund -     its goal by investing mainly in common stocks of     Management, LLC
                                 Class IB Shares   U.S. companies with a focus on growth stocks.

7SO               6SO            Strong            Objective: seeks capital growth. Invests primarily   Strong Capital
8SO               9SO            Opportunity       in common stocks of medium-capitalization            Management, Inc.
                                 Fund II -         companies that the Fund's managers believe are
                                 Advisor Class     under-priced, yet have attractive growth prospects.

7IT               6IT            Wanger            Objective: long-term growth of capital. Invests      Liberty Wanger Asset
8IT               9IT            International     primarily in stocks of small and medium-size         Management, L.P.
                                 Small Cap         non-U.S. companies with capitalizations of less
                                                   than $2 billion at time of purchase.

7SP               6SP            Wanger U.S.       Objective: long-term growth of capital. Invests      Liberty Wanger Asset
8SP               9SP            Smaller           primarily in stocks of small- and medium-size U.S.   Management, L.P.
                                 Companies         companies with capitalizations of less than $5
                                                   billion at time of purchase.

7AA               6AA            Wells Fargo VT    Objective: long-term total return consistent with    Wells Fargo Funds
8AA               9AA            Asset             reasonable risk. Invests in equity and               Management, LLC,
                                 Allocation Fund   fixed-income securities in varying proportions,      adviser; Wells
                                                   with "neutral" target allocation of 60% equity       Capital Management
                                                   securities and 40% fixed-income securities. The      Incorporated,
                                                   Fund invests its equity portion of assets in         subadviser.
                                                   common stocks to replicate the S&P 500(R)Index and
                                                   its fixed-income portion of assets in  U.S.
                                                   Treasury Bonds to replicate the Lehman Brothers
                                                   20+ Treasury Index. The Fund seeks to maintain a
                                                   95% or better performance correlation with the
                                                   respective indexes.

7WI               6WI            Wells Fargo VT    Objective: total return with an emphasis on          Wells Fargo Funds
8WI               9WI            International     long-term capital appreciation. Invests              Management, LLC,
                                 Equity Fund       principally in equity securities of companies        adviser; Wells
                                                   based in developed foreign countries or emerging     Capital Management
                                                   markets.                                             Incorporated,
                                                                                                        subadviser.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SUBACCOUNT        SUBACCOUNT
FOR RAVA          FOR RAVA
ADVANTAGE         SELECT         INVESTING IN      INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
7SG               6SG            Wells Fargo       Objective: long-term capital appreciation. Focus     Wells Fargo Funds
8SG               9SG            VT Small Cap      is on companies believed to have above-average       Management, LLC,
                                 Growth Fund       growth potential or that may be involved in new or   adviser; Wells Capital
                                                   innovative products, services
                                                   and processes. Management
                                                   Invests principally in
                                                   securities of companies
                                                   Incorporated, with
                                                   above-average growth potential
                                                   and whose subadviser. market
                                                   capitalizations equal to or
                                                   lower than the company with the
                                                   largest market capitalization
                                                   in falls within the range of
                                                   the Russell 2000 Index, which
                                                   is considered a small
                                                   capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements. The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940
Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:


-   the optional MAV rider,(1)

-   the fixed account and/or subaccounts in which you want to invest;

-   how you want to make purchase payments; and

-   a beneficiary.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

-   no earlier than the 60th day after the contract's effective date; and

-   no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month

                                                     RAVA ADVANTAGE              RAVA SELECT
   If paying by any other method:
      initial payment for qualified annuities            $ 1,000                  $  2,000
      initial payment for nonqualified annuities           2,000                    10,000
      for any additional payments                             50                        50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                    RAVA ADVANTAGE                     RAVA SELECT
   For the first year:
      up to age 85                                   $ 2,000,000                        $ 999,999
      for ages 86 to 89                                  100,000                          100,000
   For each subsequent year:
      up to age 85                                       100,000                          100,000
      for ages 86 to 89                                   50,000                           50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-   a bank authorization.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVAAdvantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

                                                    SURRENDER CHARGE SCHEDULE
                  YEARS FROM PURCHASE PAYMENT RECEIPT                         WITHDRAWAL CHARGE PERCENTAGE
                                    1                                                      7%
                                    2                                                      7
                                    3                                                      7
                                    4                                                      6
                                    5                                                      5
                                    6                                                      4
                                    7                                                      2
                                    Thereafter                                             0


SURRENDER CHARGE UNDER RAVA SELECT


For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


                                       SURRENDER CHARGE SCHEDULE
                       CONTRACT YEAR                                 SURRENDER CHARGE PERCENTAGE
                            1                                                   7%
                            2                                                   7
                            3                                                   7
                            Thereafter                                          0


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT:


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
     1.00 - SURRENDER CHARGE                .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

SURRENDER CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:


- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-   We received these payments:
     --$10,000 July 1, 2002;
     --$8,000 Dec. 31, 2007
     --$6,000 Feb. 20, 2010; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

-   The prior anniversary July 1, 2010 contract value was $28,000.

       SURRENDER
        CHARGE    EXPLANATION
         $   0    $2,500 is contract earnings surrendered without charge; and
             0    $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
                  (from above).
                  (10% x $28,000) = $2,800 - $2,500 = $300
             0    $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without
                  surrender charge; and
           480    $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and
           420    $6,000 Feb. 20, 2010 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.
         -----
         $ 900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges under RAVA Advantage or RAVA Select for:

-   surrenders of any contract earnings;
- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;
-   amounts we refund to you during the free look period*; and
-   death benefits.*

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;
-   plus any purchase payment credits allocated to the fixed account;
-   plus interest credited;
- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
-   minus any prorated portion of the contract administrative charge; and


-   minus any prorated portion of the MAV rider fee (if selected).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or any applicable charge for the MAV rider, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-   dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;
-   any purchase payment credits allocated to the subaccounts;
-   transfers into or out of the subaccounts;
-   partial surrenders;
-   surrender charges;
-   a prorated portion of the contract administrative charge; and/or


-   a prorated portion of the MAV rider fee (if selected).


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;
-   dividends distributed to the subaccounts;
-   capital gains or losses of funds;
-   fund operating expenses; and/or
-   mortality and expense risk fees.

PURCHASE PAYMENT CREDITS UNDER RAVA ADVANTAGE

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


PURCHASE PAYMENT CREDITS UNDER RAVA SELECT

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the unamortized portion of the purchase payment credits upon payment of a death benefit or surrender.


Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                        NUMBER
                                                              AMOUNT          ACCUMULATION             OF UNITS
                                           MONTH             INVESTED          UNIT VALUE              PURCHASED
By investing an equal number
of dollars each month ...                   Jan               $ 100                $ 20                   5.00

                                            Feb                 100                  18                   5.56

you automatically buy more                  Mar                 100                  17                   5.88
units when the per unit market
price is low ...                 ---->      Apr                 100                  15                   6.67

                                            May                 100                  16                   6.25

                                            Jun                 100                  18                   5.56

                                            Jul                 100                  17                   5.88

and fewer units                             Aug                 100                  19                   5.26
when the per unit
market price is high.            ---->      Sept                100                  21                   4.76

                                            Oct                 100                  20                   5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

 You can
start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months. o Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV charges (see "Charges -- MAV rider fee") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT


1  BY REGULAR OR EXPRESS MAIL


-   payable to you;
-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 BY WIRE


-   request that payment be wired to your bank;
-   bank account must be in the same ownership as your contract; and
-   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;
    -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
    -- you are at least age 59 1/2;
    -- you are disabled as defined in the Code;


    -- you severed employment with the employer who purchased the contract; or


    -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-   contract value;
-   purchase payments minus adjusted partial surrenders; or


- the contract value as of the most recent sixth contract anniversary preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.


If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-   contract value; or

-   purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS


                      PS X DB
                      -------
                         CV

         PS = the partial surrender including any applicable surrender charge. DB = is the death benefit on the date of (but prior to) the partial surrender.
         CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR YOUNGER:

-   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.


- On Jan. 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.


- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

    We calculate the death benefit on March 1, 2009 as follows:

            The contract value on the most recent sixth contract anniversary:            $ 30,000.00
            plus purchase payments made since that anniversary:                                +0.00
            minus adjusted partial surrenders taken since that anniversary calculated as:
               $1,500 X $30,000
               ----------------
                    $28,000                                                                -1,607.14
                                                                                         -----------
      for a death benefit of:                                                            $ 28,392.86

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


    - the beneficiary asks us in writing within 60 days after we receive proof of death; and
    -  payouts begin no later than one year following the year of your death;
       and
    - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.
- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE


- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:


              Greatest of your contract anniversary contract values:        $ 24,000
              plus purchase payments made since that anniversary:                 +0
              minus adjusted partial surrenders, calculated as:

              $1,500 x $24,000  =                                             -1,636
              ----------------                                              --------
                  $22,000

              for a death benefit of:                                       $ 22,364


NONQUALIFIED ANNUITIES: If you die before the settlement date and your spouse is the only beneficiary, your spouse may choose to keep the contract and become the contract owner. The contract will then value equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV . To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-   the annuity payout plan you select;
-   the annuitant's age and, in most cases, sex;
-   the annuity table in the contract; and
-   the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV RIDER: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.



        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We reserve the right to report charges for this rider as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLEIRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-   because of your death;
-   because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-   the payout is a minimum distribution required under the Code;
-   the payout is made on account of an eligible hardship; or
-   the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-   the reserve held in each subaccount for your contract; divided by
-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-   laws or regulations change;
-   the existing funds become unavailable; or
-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-   add new subaccounts;
-   combine any two or more subaccounts;
-   make additional subaccounts investing in additional funds;
-   transfer assets to and from the subaccounts or the variable account; and
-   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract.

AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly owned subsidiary of American Express Financial Corporation
(AEFC) which is a wholly owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.


IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 47
Rating Agencies                                          p. 48
Principal Underwriter                                    p. 48
Independent Auditors                                     p. 48
Financial Statements


        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR
                SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251
                                                                 S-6410 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   MAY 1, 2003

IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 23
Rating Agencies                                                            p. 24
Principal Underwriter                                                      p. 24
Independent Auditors                                                       p. 24
Financial Statements


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:     P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                       PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (28.25%)         (24.48%)
BD7           Bond Fund (9/00; 10/81)                                                       (2.27)            2.87
CR7           Capital Resource Fund (9/00; 10/81)                                          (27.66)          (25.75)
CM7           Cash Management Fund (9/00; 10/81)                                            (6.30)           (1.23)
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (24.90)          (11.78)
EM7           Emerging Markets Fund (9/00; 5/00)                                           (12.38)          (11.79)
ES7           Equity Select Fund (5/01; 5/01)                                              (20.04)          (13.50)
EI7           Extra Income Fund (9/00; 5/96)                                               (13.37)           (7.49)
FI7           Federal Income Fund (9/00; 9/99)                                              (2.00)            2.74
GB7           Global Bond Fund (9/00; 5/96)                                                  6.69             5.35
GR7           Growth Fund (9/00; 9/99)                                                     (31.42)          (36.48)
IE7           International Fund (9/00; 1/92)                                              (24.17)          (27.62)
MF7           Managed Fund (9/00; 4/86)                                                    (19.27)          (15.95)
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.54)          (24.47)
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (28.02)          (22.10)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (23.08)          (16.26)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (36.81)          (41.27)
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.81)          (32.56)
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (27.04)          (18.93)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (26.14)          (27.34)
7VA           VP Value, Class I (9/00; 5/96)                                               (19.00)            0.75
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.61)          (15.01)
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.37)          (29.07)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.75)          (16.87)
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.49)           (9.68)
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (26.11)          (24.86)
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.46)            1.94
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.90)            1.08
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (22.25)(b)
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (21.16)          (10.36)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.54)          (22.03)
7MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.69)            3.87

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                 1 YEAR    5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (28.25%)     --%       --%       (14.50%)
BD7           Bond Fund (9/00; 10/81)                                                       (2.27)    2.25      5.75          8.80
CR7           Capital Resource Fund (9/00; 10/81)                                          (27.66)   (6.09)     2.61          8.92
CM7           Cash Management Fund (9/00; 10/81)                                            (6.30)    2.01      3.08          4.93
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (24.90)      --        --         (7.19)
EM7           Emerging Markets Fund (9/00; 5/00)                                           (12.38)      --        --        (16.28)
ES7           Equity Select Fund (5/01; 5/01)                                              (20.04)      --        --        (13.50)
EI7           Extra Income Fund (9/00; 5/96)                                               (13.37)   (4.02)       --         (0.22)
FI7           Federal Income Fund (9/00; 9/99)                                              (2.00)      --        --          3.53
GB7           Global Bond Fund (9/00; 5/96)                                                  6.69     2.35        --          3.65
GR7           Growth Fund (9/00; 9/99)                                                     (31.42)      --        --        (21.51)
IE7           International Fund (9/00; 1/92)                                              (24.17)   (7.81)     0.73          0.45
MF7           Managed Fund (9/00; 4/86)                                                    (19.27)   (1.82)     5.33          7.42
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.54)   (1.94)       --          3.67
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (28.02)      --        --        (19.72)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (23.08)      --        --         (5.40)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (36.81)  (10.15)     0.55          1.21
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.81)   (4.24)       --          6.10
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (27.04)      --        --         (3.32)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (26.14)   (4.90)       --          1.08
7VA           VP Value, Class I (9/00; 5/96)                                               (19.00)    1.79        --          6.98
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.61)   (1.40)     5.39          6.64
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.37)      --        --        (10.30)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.75)   (1.44)       --          3.54
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.49)      --        --         13.41
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (26.11)   (6.00)     3.45          2.94
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.46)    0.34      8.80          8.37
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.90)      --        --         (1.69)
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (24.47)   (4.13)     6.55          5.42
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (21.16)      --        --         (2.81)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.54)      --        --         (4.46)
7MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.69)      --        --          1.76


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR       COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (45.08%)         (47.08%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (31.10)          (29.76)
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.27)          (43.95)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (17.23)          (19.10)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.90)          (31.10)
7MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (36.67)          (24.44)
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.93)          (29.39)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.56)          (38.61)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (19.23)            0.93
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (17.25)            1.12
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (20.11)          (26.54)
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.86)           (6.08)
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (19.21)          (14.40)
7WI           International Equity Fund (5/01; 7/00)                                       (28.48)          (23.80)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.58)          (31.31)

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (45.08%)     --%       --%       (39.93%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (31.10)   (2.01)       --          6.96
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.27)   (4.33)       --          5.76
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (17.23)      --        --         (6.18)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.90)      --        --        (11.25)
7MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (36.67)      --        --          0.34
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.93)   (4.43)       --         (3.79)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.56)   (6.12)       --         (1.81)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (19.23)   10.35        --         12.27
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (17.25)      --        --         11.51
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (20.11)    3.15        --          9.95
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.86)    0.83        --         11.67
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (19.21)    0.24        --          6.88
7WI           International Equity Fund (5/01; 7/00)                                       (28.48)      --        --        (22.61)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.58)  (14.19)       --         (3.02)


(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.61%)         (22.26%)
BD7           Bond Fund (9/00; 10/81)                                                        4.33             5.81
CR7           Capital Resource Fund (9/00; 10/81)                                          (22.97)          (23.56)
CM7           Cash Management Fund (9/00; 10/81)                                             0.00             1.66
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (20.00)           (9.18)
EM7           Emerging Markets Fund (9/00; 5/00)                                            (6.54)           (9.19)
ES7           Equity Select Fund (5/01; 5/01)                                              (14.78)          (10.13)
EI7           Extra Income Fund (9/00; 5/96)                                                (7.60)           (4.77)
FI7           Federal Income Fund (9/00; 9/99)                                               4.62             5.68
GB7           Global Bond Fund (9/00; 5/96)                                                 13.69             8.21
GR7           Growth Fund (9/00; 9/99)                                                     (27.01)          (34.61)
IE7           International Fund (9/00; 1/92)                                              (19.22)          (25.49)
MF7           Managed Fund (9/00; 4/86)                                                    (13.95)          (13.47)
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.84)          (22.24)
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (23.35)          (19.80)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (18.05)          (13.80)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (32.80)          (39.54)
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (25.28)          (30.57)
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.31)          (16.54)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (21.33)          (25.20)
7VA           VP Value, Class I (9/00; 5/96)                                               (13.65)            3.73
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (13.23)          (12.50)
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (30.18)          (26.98)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.69)          (14.41)
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.95)           (7.03)
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (21.30)          (22.65)
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            0.90             4.91
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.33)            4.07
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (17.15)(b)
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.98)           (7.71)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.84)          (19.72)
7MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.80)            6.77

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.61%)     --%       --%       (13.03%)
BD7           Bond Fund (9/00; 10/81)                                                        4.33     3.15      5.75          8.80
CR7           Capital Resource Fund (9/00; 10/81)                                          (22.97)   (5.25)     2.61          8.92
CM7           Cash Management Fund (9/00; 10/81)                                             0.00     2.92      3.08          4.93
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (20.00)      --        --         (5.60)
EM7           Emerging Markets Fund (9/00; 5/00)                                            (6.54)      --        --        (14.26)
ES7           Equity Select Fund (5/01; 5/01)                                              (14.78)      --        --        (10.13)
EI7           Extra Income Fund (9/00; 5/96)                                                (7.60)   (3.14)       --          0.05
FI7           Federal Income Fund (9/00; 9/99)                                               4.62       --        --          5.18
GB7           Global Bond Fund (9/00; 5/96)                                                 13.69     3.25        --          3.90
GR7           Growth Fund (9/00; 9/99)                                                     (27.01)      --        --        (20.17)
IE7           International Fund (9/00; 1/92)                                              (19.22)   (6.98)     0.73          0.45
MF7           Managed Fund (9/00; 4/86)                                                    (13.95)   (0.92)     5.33          7.42
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.84)   (1.06)       --          3.92
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (23.35)      --        --        (17.78)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (18.05)      --        --         (3.78)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (32.80)   (9.36)     0.55          1.21
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (25.28)   (3.38)       --          6.10
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.31)      --        --         (2.39)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (21.33)   (4.04)       --          1.08
7VA           VP Value, Class I (9/00; 5/96)                                               (13.65)    2.71        --          7.18
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (13.23)   (0.50)     5.39          6.64
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (30.18)      --        --         (8.77)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.69)   (0.54)       --          3.82
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.95)      --        --         14.25
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (21.30)   (5.15)     3.45          2.94
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            0.90     1.27      8.80          8.37
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.33)      --        --         (0.74)
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (19.54)   (3.26)     6.55          5.42
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.98)      --        --         (1.91)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.84)      --        --         (3.58)
7MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.80)      --        --          2.74


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.70%)         (45.51%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.67)          (27.68)
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (29.00)          (42.30)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (11.76)          (16.71)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.61)          (29.07)
7MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.65)          (22.22)
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.65)          (27.31)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.46)          (36.80)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.90)            3.91
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (11.77)            4.13
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (14.85)          (24.36)
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.80)           (3.30)
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.88)          (11.02)
7WI           International Equity Fund (5/01; 7/00)                                       (23.85)          (20.85)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (39.01)          (28.68)

                                                                                                  PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.70%)     --%       --%       (38.69%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.67)   (1.14)       --          6.96
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (29.00)   (3.48)       --          5.76
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (11.76)      --        --         (5.16)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.61)      --        --         (9.89)
7MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.65)      --        --          1.30
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.65)   (3.56)       --         (3.20)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.46)   (5.30)       --         (1.23)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.90)   11.02        --         12.45
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (11.77)      --        --         12.92
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (14.85)    4.02        --          9.95
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.80)    1.75        --         11.67
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.88)    1.16        --          6.88
7WI           International Equity Fund (5/01; 7/00)                                       (23.85)      --        --        (20.58)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (39.01)  (13.45)       --         (3.02)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (28.11%)         (24.34%)
BD7           Bond Fund (9/00; 10/81)                                                       (2.13)            3.03
CR7           Capital Resource Fund (9/00; 10/81)                                          (27.52)          (25.61)
CM7           Cash Management Fund (9/00; 10/81)                                            (6.16)           (1.09)
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (24.76)          (11.64)
EM7           Emerging Markets Fund (9/00; 5/00)                                           (12.24)          (11.65)
ES7           Equity Select Fund (5/01; 5/01)                                              (19.90)          (13.36)
EI7           Extra Income Fund (9/00; 5/96)                                               (13.23)           (7.35)
FI7           Federal Income Fund (9/00; 9/99)                                              (1.86)            2.89
GB7           Global Bond Fund (9/00; 5/96)                                                  6.84             5.50
GR7           Growth Fund (9/00; 9/99)                                                     (31.28)          (36.33)
IE7           International Fund (9/00; 1/92)                                              (24.03)          (27.47)
MF7           Managed Fund (9/00; 4/86)                                                    (19.13)          (15.80)
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.40)          (24.33)
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (27.88)          (21.96)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (22.94)          (16.12)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (36.67)          (41.13)
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.67)          (32.41)
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (26.90)          (18.78)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (26.00)          (27.19)
7VA           VP Value, Class I (9/00; 5/96)                                               (18.86)            0.89
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.47)          (14.86)
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.23)          (28.93)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.61)          (16.73)
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.35)           (9.54)
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (25.97)          (24.72)
            FTVIPT
7RE           Franklin Real Estate Fund -
              Class 2 (9/00; 1/89)(4)                                                       (5.32)            2.09
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.76)            1.22
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (22.11)(b)
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (21.02)          (10.21)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.40)          (21.89)
7MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.55)            4.02

                                                                                                  PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (28.11%)     --%       --%       (14.35%)
BD7           Bond Fund (9/00; 10/81)                                                       (2.13)    2.40      5.90          8.95
CR7           Capital Resource Fund (9/00; 10/81)                                          (27.52)   (5.94)     2.76          9.07
CM7           Cash Management Fund (9/00; 10/81)                                            (6.16)    2.17      3.23          5.08
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (24.76)      --        --         (7.04)
EM7           Emerging Markets Fund (9/00; 5/00)                                           (12.24)      --        --        (16.14)
ES7           Equity Select Fund (5/01; 5/01)                                              (19.90)      --        --        (13.36)
EI7           Extra Income Fund (9/00; 5/96)                                               (13.23)   (3.87)       --         (0.07)
FI7           Federal Income Fund (9/00; 9/99)                                              (1.86)      --        --          3.69
GB7           Global Bond Fund (9/00; 5/96)                                                  6.84     2.51        --          3.81
GR7           Growth Fund (9/00; 9/99)                                                     (31.28)      --        --        (21.36)
IE7           International Fund (9/00; 1/92)                                              (24.03)   (7.66)     0.88          0.60
MF7           Managed Fund (9/00; 4/86)                                                    (19.13)   (1.67)     5.48          7.57
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.40)   (1.79)       --          3.83
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (27.88)      --        --        (19.57)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (22.94)      --        --         (5.25)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (36.67)   10.00)     0.70          1.36
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.67)   (4.09)       --          6.25
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (26.90)      --        --         (3.17)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (26.00)   (4.75)       --          1.23
7VA           VP Value, Class I (9/00; 5/96)                                               (18.86)    1.95        --          7.13
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.47)   (1.25)     5.54          6.79
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.23)      --        --        (10.15)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.61)   (1.29)       --          3.69
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.35)      --        --         13.56
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (25.97)   (5.85)     3.60          3.09
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.32)    0.49      8.95          8.52
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.76)      --        --         (1.55)
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (24.33)   (3.98)     6.70          5.57
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (21.02)      --        --         (2.66)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.40)      --        --         (4.32)
7MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.55)      --        --          1.91


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                1 YEAR           COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (44.94%)         (46.93%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (30.96)          (29.61)
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.13)          (43.81)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (17.09)          (18.96)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.76)          (30.96)
7MD           New Discovery Series - Service Class (9/00; 5/98)(k)(6)                      (36.53)          (24.29)
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.79)          (29.25)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.42)          (38.47)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (19.09)            1.07
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (17.11)            1.28
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (19.97)          (26.39)
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.72)           (5.94)
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (19.07)          (14.25)
7WI           International Equity Fund (5/01; 7/00)                                       (28.34)          (23.66)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.44)          (31.17)

                                                                                                  PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (44.94%)     --%       --%       (39.78%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (30.96)   (1.86)       --          7.11
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.13)   (4.18)       --          5.91
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (17.09)      --        --         (6.03)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.76)      --        --        (11.11)
7MD           New Discovery Series - Service Class (9/00; 5/98)(k)(6)                      (36.53)      --        --          0.48
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.79)   (4.28)       --         (3.65)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.42)   (5.98)       --         (1.66)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (19.09)   10.50        --         12.42
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (17.11)      --        --         11.67
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (19.97)    3.31        --         10.10
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.72)    0.98        --         11.82
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (19.07)    0.39        --          7.03
7WI           International Equity Fund (5/01; 7/00)                                       (28.34)      --        --        (22.47)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.44)  (14.04)       --         (2.87)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.46%)         (22.11%)
BD7           Bond Fund (9/00; 10/81)                                                        4.48             5.96
CR7           Capital Resource Fund (9/00; 10/81)                                          (22.82)          (23.41)
CM7           Cash Management Fund (9/00; 10/81)                                             0.15             1.81
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (19.85)           (9.03)
EM7           Emerging Markets Fund (9/00; 5/00)                                            (6.39)           (9.04)
ES7           Equity Select Fund (5/01; 5/01)                                              (14.63)           (9.98)
EI7           Extra Income Fund (9/00; 5/96)                                                (7.45)           (4.62)
FI7           Federal Income Fund (9/00; 9/99)                                               4.77             5.83
GB7           Global Bond Fund (9/00; 5/96)                                                 13.84             8.36
GR7           Growth Fund (9/00; 9/99)                                                     (26.86)          (34.46)
IE7           International Fund (9/00; 1/92)                                              (19.07)          (25.34)
MF7           Managed Fund (9/00; 4/86)                                                    (13.80)          (13.32)
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.69)          (22.09)
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (23.20)          (19.65)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (17.90)          (13.65)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (32.65)          (39.39)
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (25.13)          (30.42)
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.16)          (16.39)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (21.18)          (25.05)
7VA           VP Value, Class I (9/00; 5/96)                                               (13.50)            3.88
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (13.08)          (12.35)
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (30.03)          (26.83)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.54)          (14.26)
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.80)           (6.88)
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (21.15)          (22.50)
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            1.05             5.06
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.18)            4.22
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (17.00)(b)
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.83)           (7.56)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.69)          (19.57)
7MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.65)            6.92

                                                                                                  PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.46%)     --%       --%       (12.88%)
BD7           Bond Fund (9/00; 10/81)                                                        4.48     3.30      5.90          8.95
CR7           Capital Resource Fund (9/00; 10/81)                                          (22.82)   (5.10)     2.76          9.07
CM7           Cash Management Fund (9/00; 10/81)                                             0.15     3.07      3.23          5.08
DE7           Diversified Equity Income Fund (9/00; 9/99)                                  (19.85)      --        --         (5.45)
EM7           Emerging Markets Fund (9/00; 5/00)                                            (6.39)      --        --        (14.11)
ES7           Equity Select Fund (5/01; 5/01)                                              (14.63)      --        --         (9.98)
EI7           Extra Income Fund (9/00; 5/96)                                                (7.45)   (2.99)       --          0.20
FI7           Federal Income Fund (9/00; 9/99)                                               4.77       --        --          5.33
GB7           Global Bond Fund (9/00; 5/96)                                                 13.84     3.40        --          4.05
GR7           Growth Fund (9/00; 9/99)                                                     (26.86)      --        --        (20.02)
IE7           International Fund (9/00; 1/92)                                              (19.07)   (6.83)     0.88          0.60
MF7           Managed Fund (9/00; 4/86)                                                    (13.80)   (0.77)     5.48          7.57
ND7           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.69)   (0.91)       --          4.07
IV7           S&P 500 Index Fund (9/00; 5/00)                                              (23.20)      --        --        (17.63)
SC7           Small Cap Advantage Fund (9/00; 9/99)                                        (17.90)      --        --         (3.63)
SA7           Strategy Aggressive Fund (9/00; 1/92)                                        (32.65)   (9.21)     0.70          1.36
            AIM V.I.
7CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (25.13)   (3.23)       --          6.25
7CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.16)      --        --         (2.24)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International, Class I (9/00; 5/94)                                       (21.18)   (3.89)       --          1.23
7VA           VP Value, Class I (9/00; 5/96)                                               (13.50)    2.86        --          7.33
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)                                       (13.08)   (0.35)     5.54          6.79
            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)                                       (30.03)      --        --         (8.62)
            FIDELITY(R) VIP
7GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.54)   (0.39)       --          3.97
7MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.80)      --        --         14.40
7OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (21.15)   (5.00)     3.60          3.09
            FTVIPT
7RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            1.05     1.42      8.95          8.52
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.18)      --        --         (0.59)
7TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (19.39)   (3.11)     6.70          5.57
            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.83)      --        --         (1.76)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.69)      --        --         (3.43)
7MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.65)      --        --          2.89


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.55%)         (45.36%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.52)          (27.53)
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (28.85)          (42.15)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (11.61)          (16.56)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.46)          (28.92)
7MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.50)          (22.07)
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.50)          (27.16)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.31)          (36.65)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.75)            4.06
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (11.62)            4.28
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (14.70)          (24.21)
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.65)           (3.15)
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.73)          (10.87)
7WI           International Equity Fund (5/01; 7/00)                                       (23.70)          (20.70)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (38.86)          (28.53)

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
7GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.55%)     --%       --%       (38.54%)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.52)   (0.99)       --          7.11
7AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (28.85)   (3.33)       --          5.91
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)                                  (11.61)      --        --         (5.01)
            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.46)      --        --         (9.74)
7MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.50)      --        --          1.45
            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.50)   (3.41)       --         (3.05)
7VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.31)   (5.15)       --         (1.08)
            ROYCE CAPITAL FUND
7MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.75)   11.17        --         12.60
            THIRD AVENUE
7SV           Value Portfolio (9/00; 9/99)                                                 (11.62)      --        --         13.07
            WANGER
7IT           International Small Cap (9/00; 5/95)                                         (14.70)    4.17        --         10.10
7SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.65)    1.90        --         11.82
            WELLS FARGO VT
7AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.73)    1.31        --          7.03
7WI           International Equity Fund (5/01; 7/00)                                       (23.70)      --        --        (20.43)
7SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (38.86)  (13.30)       --         (2.87)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See  accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (28.11%)         (24.33%)
BD8           Bond Fund (9/00; 10/81)                                                       (2.08)            3.09
CR8           Capital Resource Fund (9/00; 10/81)                                          (27.52)          (25.60)
CM8           Cash Management Fund (9/00; 10/81)                                            (6.11)           (1.03)
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (24.75)          (11.61)
EM8           Emerging Markets Fund (9/00; 5/00)                                           (12.20)          (11.61)
ES8           Equity Select Fund (5/01; 5/01)                                              (19.88)          (13.34)
EI8           Extra Income Fund (9/00; 5/96)                                               (13.20)           (7.31)
FI8           Federal Income Fund (9/00; 9/99)                                              (1.81)            2.96
GB8           Global Bond Fund (9/00; 5/96)                                                  6.91             5.57
GR8           Growth Fund (9/00; 9/99)                                                     (31.28)          (36.35)
IE8           International Fund (9/00; 1/92)                                              (24.02)          (27.47)
MF8           Managed Fund (9/00; 4/86)                                                    (19.11)          (15.78)
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.39)          (24.32)
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (27.87)          (21.94)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (22.93)          (16.09)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (36.68)          (41.15)
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.67)          (32.42)
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (26.90)          (18.76)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (25.99)          (27.19)
8VA           VP Value, Class I (9/00; 5/96)                                               (18.84)            0.95
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.45)          (14.84)
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.24)          (28.92)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.59)          (16.70)
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.32)           (9.50)
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (25.96)          (24.71)
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.27)            2.15
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.74)            1.29
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (22.12)(b)
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (21.00)          (10.17)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.40)          (21.87)
8MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.52)            4.09

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (28.11%)     --%       --%       (14.32%)
BD8           Bond Fund (9/00; 10/81)                                                       (2.08)    2.46      5.96          9.02
CR8           Capital Resource Fund (9/00; 10/81)                                          (27.52)   (5.90)     2.81          9.14
CM8           Cash Management Fund (9/00; 10/81)                                            (6.11)    2.22      3.29          5.14
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (24.75)      --        --         (7.00)
EM8           Emerging Markets Fund (9/00; 5/00)                                           (12.20)      --        --        (16.11)
ES8           Equity Select Fund (5/01; 5/01)                                              (19.88)      --        --        (13.34)
EI8           Extra Income Fund (9/00; 5/96)                                               (13.20)   (3.82)       --         (0.02)
FI8           Federal Income Fund (9/00; 9/99)                                              (1.81)      --        --          3.75
GB8           Global Bond Fund (9/00; 5/96)                                                  6.91     2.57        --          3.86
GR8           Growth Fund (9/00; 9/99)                                                     (31.28)      --        --        (21.35)
IE8           International Fund (9/00; 1/92)                                              (24.02)   (7.63)     0.94          0.65
MF8           Managed Fund (9/00; 4/86)                                                    (19.11)   (1.62)     5.54          7.64
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.39)   (1.74)       --          3.89
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (27.87)      --        --        (19.55)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (22.93)      --        --         (5.20)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (36.68)   (9.97)     0.75          1.42
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.67)   (4.04)       --          6.31
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (26.90)      --        --         (3.12)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (25.99)   (4.70)       --          1.29
8VA           VP Value, Class I (9/00; 5/96)                                               (18.84)    2.00        --          7.19
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.45)   (1.20)     5.60          6.85
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.24)      --        --        (10.12)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.59)   (1.23)       --          3.75
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.32)      --        --         13.64
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (25.96)   (5.81)     3.66          3.15
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.27)    0.55      9.02          8.59
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.74)      --        --         (1.49)
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (24.32)   (3.93)     6.76          5.63
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (21.00)      --        --         (2.62)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.40)      --        --         (4.27)
8MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.52)      --        --          1.97


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (44.97%)         (46.96%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (30.96)          (29.61)
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.14)          (43.83)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (17.07)          (18.93)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.77)          (30.96)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (36.54)          (24.28)
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.77)          (29.24)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.43)          (38.48)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (19.07)            1.14
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (17.08)            1.34
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (19.95)          (26.38)
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.70)           (5.88)
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (19.05)          (14.21)
8WI           International Equity Fund (5/01; 7/00)                                       (28.34)          (23.63)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.46)          (31.16)

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (44.97%)     --%       --%       (39.80%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (30.96)   (1.81)       --          7.18
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.14)   (4.13)       --          5.97
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (17.07)      --        --         (5.98)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.77)      --        --        (11.07)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (36.54)      --        --          0.54
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.77)   (4.23)       --         (3.60)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.43)   (5.93)       --         (1.61)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (19.07)   10.58        --         12.50
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (17.08)      --        --         11.74
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (19.95)    3.37        --         10.16
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.70)    1.04        --         11.90
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (19.05)    0.45        --          7.09
8WI           International Equity Fund (5/01; 7/00)                                       (28.34)      --        --        (22.44)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.46)  (14.04)       --         (2.86)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.45%)         (22.10%)
BD8           Bond Fund (9/00; 10/81)                                                        4.54             6.03
CR8           Capital Resource Fund (9/00; 10/81)                                          (22.82)          (23.41)
CM8           Cash Management Fund (9/00; 10/81)                                             0.21             1.86
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (19.84)           (9.00)
EM8           Emerging Markets Fund (9/00; 5/00)                                            (6.35)           (9.01)
ES8           Equity Select Fund (5/01; 5/01)                                              (14.60)           (9.96)
EI8           Extra Income Fund (9/00; 5/96)                                                (7.42)           (4.58)
FI8           Federal Income Fund (9/00; 9/99)                                               4.83             5.90
GB8           Global Bond Fund (9/00; 5/96)                                                 13.91             8.43
GR8           Growth Fund (9/00; 9/99)                                                     (26.86)          (34.47)
IE8           International Fund (9/00; 1/92)                                              (19.05)          (25.34)
MF8           Managed Fund (9/00; 4/86)                                                    (13.78)          (13.30)
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.68)          (22.09)
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (23.20)          (19.64)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (17.88)          (13.62)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (32.67)          (39.42)
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (25.13)          (30.43)
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.15)          (16.37)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (21.17)          (25.05)
8VA           VP Value, Class I (9/00; 5/96)                                               (13.48)            3.94
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (13.06)          (12.33)
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (30.04)          (26.83)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.52)          (14.24)
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.77)           (6.84)
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (21.14)          (22.49)
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            1.10             5.12
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.15)            4.28
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (17.01)(b)
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.81)           (7.53)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.68)          (19.56)
8MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.61)            6.99

                                                                                                  PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.45%)     --%       --%       (12.86%)
BD8           Bond Fund (9/00; 10/81)                                                        4.54     3.35      5.96          9.02
CR8           Capital Resource Fund (9/00; 10/81)                                          (22.82)   (5.06)     2.81          9.14
CM8           Cash Management Fund (9/00; 10/81)                                             0.21     3.12      3.29          5.14
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (19.84)      --        --         (5.41)
EM8           Emerging Markets Fund (9/00; 5/00)                                            (6.35)      --        --        (14.08)
ES8           Equity Select Fund (5/01; 5/01)                                              (14.60)      --        --         (9.96)
EI8           Extra Income Fund (9/00; 5/96)                                                (7.42)   (2.94)       --          0.25
FI8           Federal Income Fund (9/00; 9/99)                                               4.83       --        --          5.39
GB8           Global Bond Fund (9/00; 5/96)                                                 13.91     3.46        --          4.10
GR8           Growth Fund (9/00; 9/99)                                                     (26.86)      --        --        (20.01)
IE8           International Fund (9/00; 1/92)                                              (19.05)   (6.80)     0.94          0.65
MF8           Managed Fund (9/00; 4/86)                                                    (13.78)   (0.72)     5.54          7.64
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.68)   (0.86)       --          4.13
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (23.20)      --        --        (17.62)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (17.88)      --        --         (3.59)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (32.67)   (9.18)     0.75          1.42
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (25.13)   (3.19)       --          6.31
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.15)      --        --         (2.20)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (21.17)   (3.85)       --          1.29
8VA           VP Value, Class I (9/00; 5/96)                                               (13.48)    2.91        --          7.39
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (13.06)   (0.30)     5.60          6.85
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (30.04)      --        --         (8.58)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.52)   (0.34)       --          4.02
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.77)      --        --         14.48
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (21.14)   (4.96)     3.66          3.15
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            1.10     1.48      9.02          8.59
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.15)      --        --         (0.54)
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (19.38)   (3.07)     6.76          5.63
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.81)      --        --         (1.71)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.68)      --        --         (3.39)
8MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.61)      --        --          2.95


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SELECTION OF THE MAV DEATH BENEFIT WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.58%)         (45.40%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.52)          (27.54)
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (28.86)          (42.19)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (11.58)          (16.54)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.46)          (28.93)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.52)          (22.06)
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.48)          (27.16)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.33)          (36.67)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.73)            4.12
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (11.60)            4.34
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (14.68)          (24.21)
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.64)           (3.10)
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.71)          (10.84)
8WI           International Equity Fund (5/01; 7/00)                                       (23.70)          (20.69)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (38.89)          (28.54)

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.58%)     --%       --%       (38.56%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.52)   (0.94)       --          7.18
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (28.86)   (3.29)       --          5.97
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (11.58)      --        --         (4.97)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.46)      --        --         (9.71)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.52)      --        --          1.50
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.48)   (3.36)       --         (3.01)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.33)   (5.10)       --         (1.03)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.73)   11.24        --         12.68
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (11.60)      --        --         13.14
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (14.68)    4.23        --         10.16
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.64)    1.95        --         11.90
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.71)    1.36        --          7.09
8WI           International Equity Fund (5/01; 7/00)                                       (23.70)      --        --        (20.42)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (38.89)  (13.30)       --         (2.86)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (27.97%)         (24.19%)
BD8           Bond Fund (9/00; 10/81)                                                       (1.94)            3.25
CR8           Capital Resource Fund (9/00; 10/81)                                          (27.38)          (25.46)
CM8           Cash Management Fund (9/00; 10/81)                                            (5.97)           (0.89)
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (24.61)          (11.47)
EM8           Emerging Markets Fund (9/00; 5/00)                                           (12.07)          (11.47)
ES8           Equity Select Fund (5/01; 5/01)                                              (19.74)          (13.19)
EI8           Extra Income Fund (9/00; 5/96)                                               (13.06)           (7.17)
FI8           Federal Income Fund (9/00; 9/99)                                              (1.67)            3.11
GB8           Global Bond Fund (9/00; 5/96)                                                  7.06             5.73
GR8           Growth Fund (9/00; 9/99)                                                     (31.14)          (36.20)
IE8           International Fund (9/00; 1/92)                                              (23.88)          (27.33)
MF8           Managed Fund (9/00; 4/86)                                                    (18.97)          (15.63)
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.26)          (24.17)
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (27.74)          (21.80)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (22.79)          (15.95)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (36.54)          (41.01)
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.53)          (32.28)
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (26.76)          (18.62)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (25.85)          (27.05)
8VA           VP Value, Class I (9/00; 5/96)                                               (18.70)            1.09
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.31)          (14.70)
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.10)          (28.78)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.45)          (16.56)
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.18)           (9.36)
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (25.82)          (24.57)
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.13)            2.31
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.60)            1.44
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (21.98)(b)
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (20.86)          (10.03)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.26)          (21.73)
8MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.38)            4.24

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (27.97%)     --%       --%       (14.18%)
BD8           Bond Fund (9/00; 10/81)                                                       (1.94)    2.62      6.11          9.17
CR8           Capital Resource Fund (9/00; 10/81)                                          (27.38)   (5.76)     2.96          9.29
CM8           Cash Management Fund (9/00; 10/81)                                            (5.97)    2.38      3.44          5.29
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (24.61)      --        --         (6.85)
EM8           Emerging Markets Fund (9/00; 5/00)                                           (12.07)      --        --        (15.97)
ES8           Equity Select Fund (5/01; 5/01)                                              (19.74)      --        --        (13.19)
EI8           Extra Income Fund (9/00; 5/96)                                               (13.06)   (3.68)       --          0.13
FI8           Federal Income Fund (9/00; 9/99)                                              (1.67)      --        --          3.91
GB8           Global Bond Fund (9/00; 5/96)                                                  7.06     2.72        --          4.02
GR8           Growth Fund (9/00; 9/99)                                                     (31.14)      --        --        (21.21)
IE8           International Fund (9/00; 1/92)                                              (23.88)   (7.48)     1.09          0.80
MF8           Managed Fund (9/00; 4/86)                                                    (18.97)   (1.47)     5.69          7.79
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (27.26)   (1.60)       --          4.04
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (27.74)      --        --        (19.41)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (22.79)      --        --         (5.06)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (36.54)   (9.82)     0.90          1.57
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (29.53)   (3.90)       --          6.46
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (26.76)      --        --         (2.98)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (25.85)   (4.56)       --          1.44
8VA           VP Value, Class I (9/00; 5/96)                                               (18.70)    2.16        --          7.34
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (18.31)   (1.05)     5.75          7.00
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (34.10)      --        --         (9.97)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (22.45)   (1.09)       --          3.90
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (16.18)      --        --         13.80
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (25.82)   (5.66)     3.81          3.30
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                           (5.13)    0.69      9.17          8.74
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (15.60)      --        --         (1.35)
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (24.18)   (3.79)     6.91          5.78
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (20.86)      --        --         (2.47)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (27.26)      --        --         (4.13)
8MC           Mid Cap Value Fund (9/00; 5/98)                                              (11.38)      --        --          2.13


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (44.83%)         (46.82%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (30.82)          (29.47)
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.00)          (43.69)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (16.93)          (18.80)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.63)          (30.82)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (36.40)          (24.14)
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.63)          (29.11)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.29)          (38.34)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (18.93)            1.27
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (16.94)            1.49
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (19.81)          (26.24)
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.56)           (5.75)
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (18.91)          (14.08)
8WI           International Equity Fund (5/01; 7/00)                                       (28.20)          (23.50)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.32)          (31.03)

                                                                                                    PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (44.83%)     --%       --%       (39.66%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (30.82)   (1.67)       --          7.33
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (33.00)   (3.99)       --          6.12
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (16.93)      --        --         (5.84)
            MFS(R)
8MG          Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (32.63)      --        --        (10.93)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (36.40)      --        --          0.68
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (19.63)   (4.09)       --         (3.45)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (35.29)   (5.79)       --         (1.46)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (18.93)   10.74        --         12.65
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (16.94)      --        --         11.90
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (19.81)    3.52        --         10.31
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (22.56)    1.18        --         12.05
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (18.91)    0.59        --          7.24
8WI           International Equity Fund (5/01; 7/00)                                       (28.20)      --        --        (22.31)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (42.32)  (13.90)       --         (2.71)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.30%)         (21.95%)
BD8           Bond Fund (9/00; 10/81)                                                        4.69             6.18
CR8           Capital Resource Fund (9/00; 10/81)                                          (22.67)          (23.26)
CM8           Cash Management Fund (9/00; 10/81)                                             0.36             2.01
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (19.69)           (8.85)
EM8           Emerging Markets Fund (9/00; 5/00)                                            (6.20)           (8.86)
ES8           Equity Select Fund (5/01; 5/01)                                              (14.45)           (9.81)
EI8           Extra Income Fund (9/00; 5/96)                                                (7.27)           (4.43)
FI8           Federal Income Fund (9/00; 9/99)                                               4.98             6.05
GB8           Global Bond Fund (9/00; 5/96)                                                 14.06             8.58
GR8           Growth Fund (9/00; 9/99)                                                     (26.71)          (34.32)
IE8           International Fund (9/00; 1/92)                                              (18.90)          (25.19)
MF8           Managed Fund (9/00; 4/86)                                                    (13.63)          (13.15)
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.53)          (21.94)
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (23.05)          (19.49)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (17.73)          (13.47)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (32.52)          (39.27)
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (24.98)          (30.28)
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.00)          (16.22)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (21.02)          (24.90)
8VA           VP Value, Class I (9/00; 5/96)                                               (13.33)            4.09
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (12.91)          (12.18)
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (29.89)          (26.68)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.37)          (14.09)
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.62)           (6.69)
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (20.99)          (22.34)
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            1.25             5.27
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.00)            4.43
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                      --           (16.86)(b)
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.66)           (7.38)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.53)          (19.41)
8MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.46)            7.14

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8           Blue Chip Advantage Fund (9/00; 9/99)(1)                                     (23.30%)     --%       --%       (12.71%)
BD8           Bond Fund (9/00; 10/81)                                                        4.69     3.50      6.11          9.17
CR8           Capital Resource Fund (9/00; 10/81)                                          (22.67)   (4.91)     2.96          9.29
CM8           Cash Management Fund (9/00; 10/81)                                             0.36     3.27      3.44          5.29
DE8           Diversified Equity Income Fund (9/00; 9/99)                                  (19.69)      --        --         (5.26)
EM8           Emerging Markets Fund (9/00; 5/00)                                            (6.20)      --        --        (13.93)
ES8           Equity Select Fund (5/01; 5/01)                                              (14.45)      --        --         (9.81)
EI8           Extra Income Fund (9/00; 5/96)                                                (7.27)   (2.79)       --          0.40
FI8           Federal Income Fund (9/00; 9/99)                                               4.98       --        --          5.54
GB8           Global Bond Fund (9/00; 5/96)                                                 14.06     3.61        --          4.25
GR8           Growth Fund (9/00; 9/99)                                                     (26.71)      --        --        (19.86)
IE8           International Fund (9/00; 1/92)                                              (18.90)   (6.65)     1.09          0.80
MF8           Managed Fund (9/00; 4/86)                                                    (13.63)   (0.57)     5.69          7.79
ND8           NEW DIMENSIONS FUND(R) (9/00; 5/96)                                          (22.53)   (0.71)       --          4.28
IV8           S&P 500 Index Fund (9/00; 5/00)                                              (23.05)      --        --        (17.47)
SC8           Small Cap Advantage Fund (9/00; 9/99)                                        (17.73)      --        --         (3.44)
SA8           Strategy Aggressive Fund (9/00; 1/92)                                        (32.52)   (9.03)     0.90          1.57
            AIM V.I.
8CA           Capital Appreciation Fund, Series I Shares (9/00; 5/93)                      (24.98)   (3.04)       --          6.46
8CD           Capital Development Fund, Series I Shares (9/00; 5/98)                       (22.00)      --        --         (2.05)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF           VP International, Class I (9/00; 5/94)                                       (21.02)   (3.70)       --          1.44
8VA           VP Value, Class I (9/00; 5/96)                                               (13.33)    3.06        --          7.54
            CALVERT VARIABLE SERIES, INC.
8SR           Social Balanced Portfolio (9/00; 9/86)                                       (12.91)   (0.15)     5.75          7.00
            CREDIT SUISSE TRUST
8EG           Emerging Growth Portfolio (9/00; 9/99)                                       (29.89)      --        --         (8.43)
            FIDELITY(R) VIP
8GI           Growth & Income Portfolio Service Class (9/00; 12/96)(2)                     (17.37)   (0.19)       --          4.17
8MP           Mid Cap Portfolio Service Class (9/00; 12/98)(3)                             (10.62)      --        --         14.63
8OS           Overseas Portfolio Service Class (9/00; 1/87)(3)                             (20.99)   (4.81)     3.81          3.30
            FTVIPT
8RE           Franklin Real Estate Fund - Class 2 (9/00; 1/89)(4)                            1.25     1.63      9.17          8.74
8SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(4)                                                      (10.00)      --        --         (0.39)
8TF           Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(4)                  (19.23)   (2.92)     6.91          5.78
            GOLDMAN SACHS VIT
8SE           CORE(SM) Small Cap Equity Fund (9/00; 2/98)                                  (15.66)      --        --         (1.56)
8UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)                                       (22.53)      --        --         (3.24)
8MC           Mid Cap Value Fund (9/00; 5/98)                                               (5.46)      --        --          3.10


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES
(WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR         COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.43%)         (45.25%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.37)          (27.39)
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (28.71)          (42.04)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (11.43)          (16.39)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.31)          (28.78)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.37)          (21.91)
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.33)          (27.01)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.18)          (36.52)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.58)            4.27
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (11.45)            4.49
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (14.53)          (24.06)
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.49)           (2.95)
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.56)          (10.69)
8WI           International Equity Fund (5/01; 7/00)                                       (23.55)          (20.54)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (38.74)          (28.39)

                                                                                                   PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                                  1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
8GT           Global Technology Portfolio: Service Shares (9/00; 1/00)(5)                  (41.43%)     --%       --%       (38.41%)
8IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(5)                                               (26.37)   (0.79)       --          7.33
8AG           Mid Cap Growth Portfolio: Service Shares (9/00; 9/93)(5)                     (28.71)   (3.14)       --          6.12
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
8IP           International Equity Portfolio (9/00; 9/98)                                  (11.43)      --        --         (4.82)
            MFS(R)
8MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(6)                                                (28.31)      --        --         (9.56)
8MD           New Discovery Series - Service Class (9/00; 5/98)(6)                         (32.37)      --        --          1.65
            PUTNAM VARIABLE TRUST
8IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/00; 1/97)(7)                                              (14.33)   (3.21)       --         (2.86)
8VS           Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(7)                       (31.18)   (4.95)       --         (0.88)
            ROYCE CAPITAL FUND
8MI           Micro-Cap Portfolio (9/00; 12/96)                                            (13.58)   11.39        --         12.83
            THIRD AVENUE
8SV           Value Portfolio (9/00; 9/99)                                                 (11.45)      --        --         13.29
            WANGER
8IT           International Small Cap (9/00; 5/95)                                         (14.53)    4.38        --         10.31
8SP           U.S. Smaller Companies (9/00; 5/95)                                          (17.49)    2.10        --         12.05
            WELLS FARGO VT
8AA           Asset Allocation Fund (5/01; 4/94)(8)                                        (13.56)    1.51        --          7.24
8WI           International Equity Fund (5/01; 7/00)                                       (23.55)      --        --        (20.27)
8SG           Small Cap Growth Fund (5/01; 5/95)(9)                                        (38.74)  (13.15)       --         (2.71)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.



                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  Commencement date of the subaccount; Commencement date of the fund.

(2) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(8) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(9) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, Maximum Anniversary Value (MAV) Death Benefit Rider fee, and mortality and expense risk fee.

ANUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable surrender charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT              INVESTING IN:                                                 SIMPLE YIELD       COMPOUND YIELD
CM7                     AXP(R) Variable Portfolio - Cash Management Fund                 (0.16%)             (0.16%)
CM8                     AXP(R) Variable Portfolio - Cash Management Fund                  0.02                0.02


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT   INVESTING IN:                                         YIELD
BD7          AXP(R) Variable Portfolio - Bond Fund                 5.18%
BD8          AXP(R) Variable Portfolio - Bond Fund                 5.17
EI7          AXP(R) Variable Portfolio - Extra Income Fund         5.05
EI8          AXP(R) Variable Portfolio - Extra Income Fund         5.07
FI7          AXP(R) Variable Portfolio - Federal Income Fund       2.96
FI8          AXP(R) Variable Portfolio - Federal Income Fund       2.96
GB7          AXP(R) Variable Portfolio - Global Bond Fund          2.48
GB8          AXP(R) Variable Portfolio - Global Bond Fund          2.47


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.



                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-    determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


- take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then


- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                               www.ambest.com
Fitch                                   www.fitchratings.com
Moody's                                 www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $1,983,108; 2001: $3,177,060; and 2000:
$1,656,378. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.





                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R) (comprised of subaccounts BC7, BC8, BD7, BD8, CR7, CR8, CM7, CM8, DE7, DE8, EM7, EM8, ES7, ES8, EI7, EI8, FI7, FI8, GB7, GB8, GR7, GR8, IE7, IE8, MF7, MF8, ND7, ND8, IV7, IV8, SC7, SC8, SA7, SA8, 7CA, 8CA, 7CD, 8CD, 7IF, 8IF, 7VA, 8VA, 7SR, 8SR, 7EG, 8EG, 7GI, 8GI, 7MP, 8MP, 7OS, 8OS, 7RE, 8RE, 7SI, 8SI, 7TF, 8TF, 7SE, 8SE, 7UE, 8UE, 7MC, 8MC, 7GT, 8GT, 7IG, 8IG, 7AG, 8AG, 7IP, 8IP, 7MG, 8MG, 7MD, 8MD, 7IN, 8IN, 7VS, 8VS, 7MI, 8MI, 7SV, 8SV, 7IT, 8IT, 7SP, 8SP, 7AA, 8AA, 7WI, 8WI, 7SG and 8SG) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R) at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota

March 21, 2003

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              BC7             BC8            BD7           BD8            CR7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    479,201   $    649,763   $  8,429,355   $  8,729,273   $    344,871
                                                           ------------------------------------------------------------------------
    at market value                                        $    368,693   $    500,342   $  8,499,494   $  8,786,356   $    253,771
Dividends receivable                                                 --             --         36,504         37,498             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            105             --         46,720             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    368,693        500,447      8,535,998      8,870,574        253,771
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  308            319          7,122          5,778            210
    Contract terminations                                            --             --        246,031             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   308            319        253,153          5,778            210
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       368,385        500,128      8,282,845      8,864,796        247,043
Net assets applicable to contracts in payment period                 --             --             --             --          6,518
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    368,385   $    500,128   $  8,282,845   $  8,864,796   $    253,561
===================================================================================================================================
Accumulation units outstanding                                  646,013        873,077      7,278,283      7,748,611        450,067
===================================================================================================================================
Net asset value per accumulation unit                      $       0.57   $       0.57   $       1.14   $       1.14   $       0.55
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  CR8            CM7            CM8            DE7            DE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    225,461   $ 12,120,854   $ 16,398,757   $  2,442,981   $  2,258,211
                                                           ------------------------------------------------------------------------
    at market value                                        $    200,406   $ 12,120,734   $ 16,398,627   $  2,029,060   $  1,913,724
Dividends receivable                                                 --          9,415         12,254             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     65        385,331             --             --             43
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    200,471     12,515,480     16,410,881      2,029,060      1,913,767
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                   130         10,282         10,593          1,665          1,230
   Contract terminations                                             --             --        449,225         12,478             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   130         10,282        459,818         14,143          1,230
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       200,341     12,505,198     15,951,063      2,006,354      1,912,537
Net assets applicable to contracts in payment period                 --             --             --          8,563             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    200,341   $ 12,505,198   $ 15,951,063   $  2,014,917   $  1,912,537
===================================================================================================================================
Accumulation units outstanding                                  363,256     12,020,314     15,264,305      2,479,953      2,358,243
===================================================================================================================================
Net asset value per accumulation unit                      $       0.55   $       1.04   $       1.04   $       0.81   $       0.81
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EM7            EM8            ES7            ES8            EI7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    169,472   $    139,616   $    388,620   $    317,591   $  6,049,763
                                                           ------------------------------------------------------------------------
    at market value                                        $    157,713   $    121,064   $    355,167   $    297,668   $  5,344,101
Dividends receivable                                                 --             --             --             --         22,205
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --          1,626          1,274             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    157,713        121,064        356,793        298,942      5,366,306
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  131             80            294            183          4,440
    Contract terminations                                            --             --             --             --          9,139
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   131             80            294            183         13,579
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       157,582        120,984        340,702        298,759      5,352,727
Net assets applicable to contracts in payment period                 --             --         15,797             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    157,582   $    120,984   $    356,499   $    298,759   $  5,352,727
===================================================================================================================================
Accumulation units outstanding                                  194,859        148,921        401,342        350,746      5,961,181
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       0.81   $       0.85   $       0.85   $       0.90
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EI8           FI7            FI8            GB7            GB8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,138,124   $  8,937,901   $  9,757,834   $  2,151,316   $  1,483,320
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,603,878   $  9,070,713   $  9,891,360   $  2,326,595   $  1,594,867
Dividends receivable                                             19,167         21,962         24,310          4,735          3,233
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 44,744          7,750         33,027            423         22,334
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,667,789      9,100,425      9,948,697      2,331,753      1,620,434
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                2,998          7,449          6,510          1,912          1,032
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,998          7,449          6,510          1,912          1,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,664,791      9,092,976      9,942,187      2,329,841      1,619,402
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,664,791   $  9,092,976   $  9,942,187   $  2,329,841   $  1,619,402
===================================================================================================================================
Accumulation units outstanding                                5,182,235      8,009,539      8,719,565      1,943,853      1,346,449
===================================================================================================================================
Net asset value per accumulation unit                      $       0.90   $       1.14   $       1.14   $       1.20   $       1.20
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  GR7            GR8            IE7            IE8            MF7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,812,456   $  1,898,886   $    380,172   $    125,062   $  1,683,325
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,052,202   $  1,241,275   $    256,436   $     99,207   $  1,319,242
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          1,921             --             46             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,052,202      1,243,196        256,436         99,253      1,319,242
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  870            815            213             65          1,089
    Contract terminations                                        17,981             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                18,851            815            213             65          1,089
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,033,351      1,242,381        256,223         99,188      1,313,678
Net assets applicable to contracts in payment period                 --             --             --             --          4,475
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,033,351   $  1,242,381   $    256,223   $     99,188   $  1,318,153
===================================================================================================================================
Accumulation units outstanding                                2,673,835      3,200,032        494,879        190,555      1,810,630
===================================================================================================================================
Net asset value per accumulation unit                      $       0.39   $       0.39   $       0.52   $       0.52   $       0.73
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  MF8            ND7            ND8            IV7            IV8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    995,291   $  9,062,661   $  9,257,380   $  2,835,365   $  3,032,710
                                                           ------------------------------------------------------------------------
    at market value                                        $    817,841   $  6,862,130   $  7,400,868   $  2,290,495   $  2,436,013
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     79             --         52,760             20            304
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    817,920      6,862,130      7,453,628      2,290,515      2,436,317
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  539          5,665          4,805          1,855          1,560
    Contract terminations                                            --         29,810             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   539         35,475          4,805          1,855          1,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       817,381      6,784,216      7,448,823      2,288,660      2,434,757
Net assets applicable to contracts in payment period                 --         42,439             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    817,381   $  6,826,655   $  7,448,823   $  2,288,660   $  2,434,757
===================================================================================================================================
Accumulation units outstanding                                1,121,539     11,893,370     12,999,278      3,742,292      3,962,999
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $       0.57   $       0.57   $       0.61   $       0.61
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SC7            SC8            SA7            SA8            7CA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    836,988   $    750,451   $    930,945   $    755,869   $  1,130,385
                                                           ------------------------------------------------------------------------
    at market value                                        $    718,862   $    660,116   $    513,601   $    425,291   $    681,738
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            337             --            300             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --            569
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    718,862        660,453        513,601        425,591        682,307
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  587            427            426            281            569
    Contract terminations                                            --             --         11,489             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   587            427         11,915            281            569
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       718,275        660,026        501,686        425,310        681,738
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    718,275   $    660,026   $    501,686   $    425,310   $    681,738
===================================================================================================================================
Accumulation units outstanding                                  998,330        913,380      1,548,082      1,306,693      1,541,941
===================================================================================================================================
Net asset value per accumulation unit                      $       0.72   $       0.72   $       0.32   $       0.33   $       0.44
===================================================================================================================================




                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  8CA            7CD            8CD            7IF            8IF
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    664,128   $    660,269   $    666,206   $  1,137,927   $    819,730
                                                           ------------------------------------------------------------------------
    at market value                                        $    404,986   $    504,272   $    519,036   $    775,868   $    544,194
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    171             --            188             --             46
Receivable from mutual funds and portfolios
  for share redemptions                                             268         14,750            359         11,398            381
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    405,425        519,022        519,583        787,266        544,621
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  268            432            359            653            381
    Contract terminations                                            --         14,318             --         10,745             --
Payable to mutual funds and portfolios
  for investments purchased                                         171             --            188             --             46
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   439         14,750            547         11,398            427
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       404,986        504,272        519,036        775,868        544,194
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    404,986   $    504,272   $    519,036   $    775,868   $    544,194
===================================================================================================================================
Accumulation units outstanding                                  911,625        753,874        772,436      1,483,826      1,036,008
===================================================================================================================================
Net asset value per accumulation unit                      $       0.44   $       0.67   $       0.67   $       0.52   $       0.53
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  7VA            8VA            7SR            8SR            7EG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,627,732   $  1,469,202   $    273,790   $    295,653   $    361,645
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,458,990   $  1,308,594   $    231,140   $    260,328   $    235,758
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  6,199         22,512             30             44             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,224            841            192            171            196
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,466,413      1,331,947        231,362        260,543        235,954
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,224            841            192            171            196
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       6,199         22,512             30             44             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,423         23,353            222            215            196
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,458,990      1,308,594        231,140        260,328        235,758
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,458,990   $  1,308,594   $    231,140   $    260,328   $    235,758
===================================================================================================================================
Accumulation units outstanding                                1,337,371      1,194,182        310,725        348,335        475,970
===================================================================================================================================
Net asset value per accumulation unit                      $       1.09   $       1.10   $       0.74   $       0.75   $       0.50
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  8EG            7GI            8GI            7MP            8MP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    237,456   $  3,003,806   $  2,443,216   $  2,787,750   $  2,540,661
                                                           ------------------------------------------------------------------------
    at market value                                        $    168,348   $  2,447,610   $  2,014,661   $  2,583,090   $  2,363,430
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     12         22,920         23,022          3,090         23,156
Receivable from mutual funds and portfolios
  for share redemptions                                             110          2,015          1,303          2,150          1,532
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    168,470      2,472,545      2,038,986      2,588,330      2,388,118
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  110          2,015          1,303          2,150          1,532
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          12         22,920         23,022          3,090         23,156
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   122         24,935         24,325          5,240         24,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       168,348      2,436,223      2,014,661      2,572,960      2,363,430
Net assets applicable to contracts in payment period                 --         11,387             --         10,130             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    168,348   $  2,447,610   $  2,014,661   $  2,583,090   $  2,363,430
===================================================================================================================================
Accumulation units outstanding                                  338,312      3,441,746      2,833,329      3,017,412      2,759,256
===================================================================================================================================
Net asset value per accumulation unit                      $       0.50   $       0.71   $       0.71   $       0.85   $       0.86
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7OS            8OS           7RE            8RE            7SI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    772,496   $    670,729   $  2,982,357   $  2,940,096   $  1,176,565
                                                           ------------------------------------------------------------------------
    at market value                                        $    548,433   $    471,160   $  2,974,451   $  2,925,705   $  1,083,434
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            156             --         26,378            222
Receivable from mutual funds and portfolios
  for share redemptions                                          17,908            306         11,143          1,896            882
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    566,341        471,622      2,985,594      2,953,979      1,084,538
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  474            306          2,445          1,896            882
    Contract terminations                                        17,434             --          8,698             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            156             --         26,378            222
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,908            462         11,143         28,274          1,104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       548,433        471,160      2,966,082      2,925,705      1,083,434
Net assets applicable to contracts in payment period                 --             --          8,369             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    548,433   $    471,160   $  2,974,451   $  2,925,705   $  1,083,434
===================================================================================================================================
Accumulation units outstanding                                  972,599        831,966      2,650,346      2,602,526        985,804
===================================================================================================================================
Net asset value per accumulation unit                      $       0.56   $       0.57   $       1.12   $       1.12   $       1.10
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  8SI            7TF             8TF           7SE            8SE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,569,325   $     93,216   $    192,682   $    627,568   $    396,368
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,471,971   $     76,826   $    170,429   $    554,458   $    350,870
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --         68,511             --             22
Receivable from mutual funds and portfolios
  for share redemptions                                          16,029             63             67            465            232
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,488,000         76,889        239,007        554,923        351,124
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  948             63             67            465            232
    Contract terminations                                        15,081             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         68,511             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                16,029             63         68,578            465            254
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,471,971         76,826        170,429        554,458        350,870
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,471,971   $     76,826   $    170,429   $    554,458   $    350,870
===================================================================================================================================
Accumulation units outstanding                                1,333,397         91,606        202,879        661,201        416,556
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       0.84   $       0.84   $       0.84   $       0.84
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  7UE            8UE            7MC            8MC            7GT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,763,810   $  2,103,737   $  2,968,247   $  2,824,158   $    632,052
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,410,430   $  1,637,981   $  2,791,657   $  2,666,464   $    327,399
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            236             --            688             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,163          1,063          2,536          1,697            269
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,411,593      1,639,280      2,794,193      2,668,849        327,668
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,163          1,063          2,270          1,697            269
    Contract terminations                                            --             --            266             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            236             --            688             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,163          1,299          2,536          2,385            269
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,410,430      1,637,981      2,791,657      2,666,464        327,399
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,410,430   $  1,637,981   $  2,791,657   $  2,666,464   $    327,399
===================================================================================================================================
Accumulation units outstanding                                2,301,392      2,660,568      2,397,702      2,279,951      1,276,499
===================================================================================================================================
Net asset value per accumulation unit                      $       0.61   $       0.62   $       1.16   $       1.17   $       0.26
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8GT           7IG            8IG            7AG            8AG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    634,240   $  2,951,603   $  2,566,118   $  1,263,495   $    713,156
                                                           ------------------------------------------------------------------------
    at market value                                        $    308,608   $  2,049,454   $  1,879,862   $    678,932   $    379,935
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    205             --             --             --             41
Receivable from mutual funds and portfolios
  for share redemptions                                             205          1,710          4,873            849            257
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    309,018      2,051,164      1,884,735        679,781        380,233
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  205          1,710          1,249            563            257
    Contract terminations                                            --             --          3,624            286             --
Payable to mutual funds and portfolios
  for investments purchased                                         205             --             --             --             41
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   410          1,710          4,873            849            298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       308,608      2,049,454      1,879,862        672,376        379,935
Net assets applicable to contracts in payment period                 --             --             --          6,556             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    308,608   $  2,049,454   $  1,879,862   $    678,932   $    379,935
===================================================================================================================================
Accumulation units outstanding                                1,197,834      4,229,103      3,861,696      2,305,008      1,296,509
===================================================================================================================================
Net asset value per accumulation unit                      $       0.26   $       0.48   $       0.49   $       0.29   $       0.29
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7IP           8IP            7MG            8MG            7MD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    545,371   $    562,776   $  2,837,921   $  2,604,220   $  3,096,684
                                                           ------------------------------------------------------------------------
    at market value                                        $    477,889   $    514,044   $  1,964,209   $  1,921,228   $  2,273,449
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            246             --         25,710             --
Receivable from mutual funds and portfolios
  for share redemptions                                             393            335          1,646          1,255         25,417
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    478,282        514,625      1,965,855      1,948,193      2,298,866
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  393            335          1,646          1,255          1,902
    Contract terminations                                            --             --             --             --         23,515
Payable to mutual funds and portfolios
  for investments purchased                                          --            246             --         25,710             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   393            581          1,646         26,965         25,417
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       477,889        514,044      1,964,209      1,921,228      2,273,449
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    477,889   $    514,044   $  1,964,209   $  1,921,228   $  2,273,449
===================================================================================================================================
Accumulation units outstanding                                  714,392        776,795      4,233,996      4,122,618      3,982,413
===================================================================================================================================
Net asset value per accumulation unit                      $       0.67   $       0.66   $       0.46   $       0.47   $       0.57
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8MD           7IN            8IN            7VS            8VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,406,118   $  1,189,166   $  1,118,502   $  2,354,558   $  2,190,982
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,547,243   $    845,494   $    818,698   $  1,255,423   $  1,277,509
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 23,711             --            197             --            426
Receivable from mutual funds and portfolios
  for share redemptions                                           1,652         14,410            539         22,361            849
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,572,606        859,904        819,434      1,277,784      1,278,784
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,652            714            539          1,066            849
    Contract terminations                                            --         13,696             --         21,295             --
Payable to mutual funds and portfolios
  for investments purchased                                      23,711             --            197             --            426
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                25,363         14,410            736         22,361          1,275
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,547,243        845,494        818,698      1,255,423      1,277,509
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,547,243   $    845,494   $    818,698   $  1,255,423   $  1,277,509
===================================================================================================================================
Accumulation units outstanding                                4,441,985      1,724,396      1,662,109      3,506,803      3,552,496
===================================================================================================================================
Net asset value per accumulation unit                      $       0.57   $       0.49   $       0.49   $       0.36   $       0.36
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7MI           8MI            7SV            8SV            7IT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,098,676   $    933,314   $  2,170,040   $  1,946,405   $  1,426,839
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,029,614   $    867,880   $  2,013,933   $  1,805,026   $  1,100,022
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --         45,662             90             --          1,220
Receivable from mutual funds and portfolios
  for share redemptions                                           8,563            566          1,680          1,427            906
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,038,177        914,108      2,015,703      1,806,453      1,102,148
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  863            566          1,680          1,211            906
    Contract terminations                                         7,700             --             --            216             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         45,662             90             --          1,220
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,563         46,228          1,770          1,427          2,126
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,029,614        867,880      2,013,933      1,805,026      1,100,022
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,029,614   $    867,880   $  2,013,933   $  1,805,026   $  1,100,022
===================================================================================================================================
Accumulation units outstanding                                  940,151        788,846      1,827,609      1,630,638      2,052,045
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       1.10   $       1.10   $       1.11   $       0.54
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8IT           7SP            8SP            7AA            8AA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,301,479   $  3,743,545   $  3,009,372   $  1,658,205   $  2,124,320
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,039,146   $  3,349,259   $  2,753,417   $  1,449,653   $  1,834,454
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    791            349          2,789             --             28
Receivable from mutual funds and portfolios
  for share redemptions                                             662          2,757          1,746          1,209          1,200
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,040,599      3,352,365      2,757,952      1,450,862      1,835,682
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  662          2,757          1,746          1,209          1,200
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         791            349          2,789             --             28
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,453          3,106          4,535          1,209          1,228
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,039,146      3,349,259      2,753,417      1,449,653      1,834,454
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,039,146   $  3,349,259   $  2,753,417   $  1,449,653   $  1,834,454
===================================================================================================================================
Accumulation units outstanding                                1,929,866      3,594,886      2,942,021      1,734,943      2,188,166
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.93   $       0.94   $       0.84   $       0.84
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  7WI            8WI            7SG            8SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    312,723   $    371,797   $    649,001   $    423,158
                                                           ---------------------------------------------------------
    at market value                                        $    257,318   $    317,363   $    469,542   $    338,526
Dividends receivable                                                 --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            404             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             211            199            397          1,306
--------------------------------------------------------------------------------------------------------------------
Total assets                                                    257,529        317,966        469,939        339,832
====================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  211            199            397            226
    Contract terminations                                            --             --             --          1,080
Payable to mutual funds and portfolios
  for investments purchased                                          --            404             --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   211            603            397          1,306
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       257,318        317,363        469,542        338,526
Net assets applicable to contracts in payment period                 --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    257,318   $    317,363   $    469,542   $    338,526
====================================================================================================================
Accumulation units outstanding                                  374,803        460,739        816,439        586,669
====================================================================================================================
Net asset value per accumulation unit                      $       0.69   $       0.69   $       0.58   $       0.58
====================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    BC7           BC8            BD7            BD8            CR7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,484   $      4,065   $    347,589   $    338,224   $      1,363
Variable account expenses                                         4,254          3,691         64,946         50,044          2,355
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (770)           374        282,643        288,180           (992)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         389,238        174,233      1,523,903      1,054,051         95,341
    Cost of investments sold                                    452,226        197,607      1,536,545      1,064,036        114,974
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (62,988)       (23,374)       (12,642)        (9,985)       (19,633)
Distributions from capital gains                                     --             --             --             --         19,082
Net change in unrealized appreciation or
  depreciation of investments                                   (62,377)      (103,856)        75,524         71,360        (65,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (125,365)      (127,230)        62,882         61,375        (66,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (126,135)  $   (126,856)  $    345,525   $    349,555   $    (67,415)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CR8            CM7            CM8            DE7            DE8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,135   $    161,194   $    180,670   $     28,872   $     25,021
Variable account expenses                                         1,593        131,450        117,036         17,148         11,467
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (458)        29,744         63,634         11,724         13,554
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         302,407     14,315,074     14,984,079        329,124         62,009
    Cost of investments sold                                    347,393     14,315,287     14,984,287        383,349         76,596
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,986)          (213)          (208)       (54,225)       (14,587)
Distributions from capital gains                                 17,035             --             --          5,342          4,448
Net change in unrealized appreciation or
  depreciation of investments                                   (26,482)           213            211       (409,921)      (355,870)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (54,433)            --              3       (458,804)      (366,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (54,891)  $     29,744   $     63,637   $   (447,080)  $   (352,455)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM7            EM8            ES7            ES8            EI7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $    348,470
Variable account expenses                                         1,459            832          2,864          1,295         42,875
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,459)          (832)        (2,864)        (1,295)       305,595
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,031          8,787        142,190         30,792        784,674
    Cost of investments sold                                     10,271          9,481        145,944         34,156        907,273
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,240)          (694)        (3,754)        (3,364)      (122,599)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,350)        (8,008)       (41,469)       (24,564)      (511,602)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (14,590)        (8,702)       (45,223)       (27,928)      (634,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (16,049)  $     (9,534)  $    (48,087)  $    (29,223)  $   (328,606)
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EI8            FI7            FI8            GB7            GB8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    274,099   $    179,689   $    191,703   $     80,114   $     49,929
Variable account expenses                                        26,833         59,918         49,493         16,093          7,958
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 247,266        119,771        142,210         64,021         41,971
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         637,003        981,063      2,022,946        148,219        254,626
    Cost of investments sold                                    703,638        972,640      2,014,618        142,283        248,571
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (66,635)         8,423          8,328          5,936          6,055
Distributions from capital gains                                     --         42,059         44,187             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (421,600)       125,806        133,077        174,662        114,224
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (488,235)       176,288        185,592        180,598        120,279
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (240,969)  $    296,059   $    327,802   $    244,619   $    162,250
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR7            GR8            IE7            IE8            MF7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        828   $        973   $      2,792   $      1,026   $     34,581
Variable account expenses                                        11,479          9,164          2,677            787         12,354
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,651)        (8,191)           115            239         22,227
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         300,132        184,470         53,643         43,086        271,948
    Cost of investments sold                                    486,458        277,786         74,420         51,275        351,254
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (186,326)       (93,316)       (20,777)        (8,189)       (79,306)
Distributions from capital gains                                     --             --            594            224        106,882
Net change in unrealized appreciation or
  depreciation of investments                                  (206,266)      (288,565)       (40,172)       (14,604)      (264,044)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (392,592)      (381,881)       (60,355)       (22,569)      (236,468)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (403,243)  $   (390,072)  $    (60,240)  $    (22,330)  $   (214,241)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        MF8           ND7            ND8            IV7            IV8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     21,525   $     36,069   $     33,614   $     20,009   $     21,153
Variable account expenses                                         6,206         66,205         47,893         18,902         15,867
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  15,319        (30,136)       (14,279)         1,107          5,286
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         456,763        886,157        660,661        294,516        157,167
    Cost of investments sold                                    541,412      1,134,533        785,853        362,070        189,815
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (84,649)      (248,376)      (125,192)       (67,554)       (32,648)
Distributions from capital gains                                 72,585          6,412          5,174             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (129,159)    (1,596,782)    (1,529,920)      (479,120)      (549,287)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (141,223)    (1,838,746)    (1,649,938)      (546,674)      (581,935)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (125,904)  $ (1,868,882)  $ (1,664,217)  $   (545,567)  $   (576,649)
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        SC7           SC8            SA7            SA8            7CA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         6,115          4,221          6,524          3,688          7,736
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (6,115)        (4,221)        (6,524)        (3,688)        (7,736)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         108,909        131,691        417,784        145,378        174,980
    Cost of investments sold                                    112,853        151,875        678,562        237,005        262,848
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,944)       (20,184)      (260,778)       (91,627)       (87,868)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (124,670)      (100,980)       (38,074)      (112,485)      (152,090)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (128,614)      (121,164)      (298,852)      (204,112)      (239,958)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (134,729)  $   (125,385)  $   (305,376)  $   (207,800)  $   (247,694)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8CA            7CD            8CD            7IF            8IF
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      6,781   $      5,076
Variable account expenses                                         3,428          6,860          4,474          8,264          4,879
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,428)        (6,860)        (4,474)        (1,483)           197
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          66,670        242,016        125,394        181,197        164,835
    Cost of investments sold                                     98,142        292,557        152,783        253,034        239,936
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (31,472)       (50,541)       (27,389)       (71,837)       (75,101)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (97,528)      (123,276)      (119,910)      (137,723)       (83,394)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (129,000)      (173,817)      (147,299)      (209,560)      (158,495)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (132,428)  $   (180,677)  $   (151,773)  $   (211,043)  $   (158,298)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7VA            8VA            7SR            8SR            7EG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,743   $     10,266   $      6,788   $      7,638   $         --
Variable account expenses                                        15,948          9,457          2,563          1,538          3,187
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,205)           809          4,225          6,100         (3,187)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         581,496        134,329        121,046         54,210        143,599
    Cost of investments sold                                    652,510        150,889        143,288         60,297        199,255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (71,014)       (16,560)       (22,242)        (6,087)       (55,656)
Distributions from capital gains                                 95,391         66,422             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (307,298)      (236,172)       (26,756)       (28,814)       (70,698)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (282,921)      (186,310)       (48,998)       (34,901)      (126,354)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (284,126)  $   (185,501)  $    (44,773)  $    (28,801)  $   (129,541)
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8EG            7GI            8GI             7MP           8MP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     33,515   $     27,213   $     25,193   $     20,301
Variable account expenses                                         1,609         25,185         15,976         27,777         18,299
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,609)         8,330         11,237         (2,584)         2,002
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          84,271        513,285        533,832        774,481        436,965
    Cost of investments sold                                    103,903        626,149        626,211        817,734        447,109
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (19,632)      (112,864)       (92,379)       (43,253)       (10,144)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (58,566)      (454,756)      (347,085)      (314,554)      (267,466)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (78,198)      (567,620)      (439,464)      (357,807)      (277,610)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (79,807)  $   (559,290)  $   (428,227)  $   (360,391)  $   (275,608)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7OS            8OS            7RE            8RE            7SI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,843   $      3,591   $     59,616   $     54,539   $      3,314
Variable account expenses                                         6,416          3,877         21,008         15,664          8,080
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,573)          (286)        38,608         38,875         (4,766)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         185,895         72,454        119,793        445,162        106,402
    Cost of investments sold                                    237,808         90,509        117,218        442,181        114,461
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (51,913)       (18,055)         2,575          2,981         (8,059)
Distributions from capital gains                                     --             --             --             --         23,182
Net change in unrealized appreciation or
  depreciation of investments                                  (100,020)       (98,943)       (65,405)       (67,377)      (131,361)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (151,933)      (116,998)       (62,830)       (64,396)      (116,238)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (153,506)  $   (117,284)  $    (24,222)  $    (25,521)  $   (121,004)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     8SI           7TF(1)         8TF(1)          7SE            8SE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,856   $        990   $        799   $      1,666   $      1,054
Variable account expenses                                         6,769            434            466          6,199          3,030
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,913)           556            333         (4,533)        (1,976)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         123,189          2,286          2,431        130,474         90,718
    Cost of investments sold                                    126,415          2,669          3,033        136,877         87,014
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,226)          (383)          (602)        (6,403)         3,704
Distributions from capital gains                                 19,979             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (122,136)       (16,390)       (22,253)      (102,763)       (64,567)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (105,383)       (16,773)       (22,855)      (109,166)       (60,863)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (109,296)  $    (16,217)  $    (22,522)  $   (113,699)  $    (62,839)
===================================================================================================================================

(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7UE            8UE            7MC            8MC           7GT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,065   $     10,539   $     29,514   $     28,083   $         --
Variable account expenses                                        12,232         11,561         20,908         13,407          3,886
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,167)        (1,022)         8,606         14,676         (3,886)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         219,897        107,037        252,412        149,392        109,247
    Cost of investments sold                                    280,322        137,124        255,539        155,020        192,687
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (60,425)       (30,087)        (3,127)        (5,628)       (83,440)
Distributions from capital gains                                     --             --          8,610          8,193             --
Net change in unrealized appreciation or
  depreciation of investments                                  (278,840)      (375,810)      (209,326)      (172,671)      (152,395)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (339,265)      (405,897)      (203,843)      (170,106)      (235,835)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (342,432)  $   (406,919)  $   (195,237)  $   (155,430)  $   (239,721)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8GT            7IG            8IG            7AG           8AG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     15,212   $     13,027   $         --   $         --
Variable account expenses                                         2,769         20,622         13,749          7,503          3,370
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,769)        (5,410)          (722)        (7,503)        (3,370)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          55,389        428,434        367,251        165,525         97,747
    Cost of investments sold                                     98,192        554,127        471,798        290,315        177,443
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (42,803)      (125,693)      (104,547)      (124,790)       (79,696)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (163,271)      (561,489)      (469,576)      (160,572)       (82,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (206,074)      (687,182)      (574,123)      (285,362)      (162,369)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (208,843)  $   (692,592)  $   (574,845)  $   (292,865)  $   (165,739)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7IP            8IP            7MG            8MG            7MD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        420   $        341   $         --   $         --   $         --
Variable account expenses                                         4,455          2,898         20,379         13,160         22,518
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,035)        (2,557)       (20,379)       (13,160)       (22,518)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         139,234         82,735        547,059        340,141        402,015
    Cost of investments sold                                    157,675         91,842        722,393        458,041        523,172
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,441)        (9,107)      (175,334)      (117,900)      (121,157)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,108)       (30,159)      (548,268)      (471,440)      (842,376)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (60,549)       (39,266)      (723,602)      (589,340)      (963,533)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (64,584)  $    (41,823)  $   (743,981)  $   (602,500)  $   (986,051)
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8MD            7IN            8IN            7VS            8VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      7,405   $      5,618   $         --   $         --
Variable account expenses                                        18,718         10,096          6,578         15,513         11,037
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,718)        (2,691)          (960)       (15,513)       (11,037)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         488,624        349,036        160,673        513,776        264,097
    Cost of investments sold                                    604,331        468,960        208,281        826,615        426,930
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (115,707)      (119,924)       (47,608)      (312,839)      (162,833)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (881,501)       (44,778)       (88,312)      (321,250)      (400,377)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (997,208)      (164,702)      (135,920)      (634,089)      (563,210)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,015,926)  $   (167,393)  $   (136,880)  $   (649,602)  $   (574,247)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7MI             8MI           7SV            8SV            7IT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      4,232   $      3,741   $         --
Variable account expenses                                        10,817          6,856         20,548         14,186          8,828
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,817)        (6,856)       (16,316)       (10,445)        (8,828)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         221,082        168,916        465,224        173,271        129,503
    Cost of investments sold                                    211,584        172,534        477,346        190,079        166,385
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  9,498         (3,618)       (12,122)       (16,808)       (36,882)
Distributions from capital gains                                 31,718         26,315         36,854         32,576             --
Net change in unrealized appreciation or
  depreciation of investments                                  (209,905)      (162,646)      (295,512)      (248,149)      (125,243)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (168,689)      (139,949)      (270,780)      (232,381)      (162,125)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (179,506)  $   (146,805)  $   (287,096)  $   (242,826)  $   (170,953)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        8IT           7SP            8SP            7AA           8AA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     27,926   $     36,134
Variable account expenses                                         5,934         23,903         13,480         12,007         12,434
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,934)       (23,903)       (13,480)        15,919         23,700
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          94,937        306,395         99,086        308,550        272,372
    Cost of investments sold                                    118,964        345,873        113,673        356,445        319,389
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (24,027)       (39,478)       (14,587)       (47,895)       (47,017)
Distributions from capital gains                                     --             --             --         14,862         16,461
Net change in unrealized appreciation or
  depreciation of investments                                  (106,602)      (478,540)      (311,900)      (191,304)      (248,415)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (130,629)      (518,018)      (326,487)      (224,337)      (278,971)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (136,563)  $   (541,921)  $   (339,967)  $   (208,418)  $   (255,271)
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7WI            8WI            7SG            8SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        475   $        402   $         --   $         --
Variable account expenses                                         2,033          1,457          4,184          1,892
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,558)        (1,055)        (4,184)        (1,892)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          44,828         35,084         94,998        115,309
    Cost of investments sold                                     49,534         38,501        129,439        141,220
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,706)        (3,417)       (34,441)       (25,911)
Distributions from capital gains                                     --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (53,698)       (50,553)      (190,970)       (86,556)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (58,404)       (53,970)      (225,411)      (112,467)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (59,962)  $    (55,025)  $   (229,595)  $   (114,359)
====================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                             BC7             BC8             BD7             BD8             CR7
OPERATIONS
Investment income (loss) -- net                      $       (770)   $        374    $    282,643    $    288,180    $       (992)
Net realized gain (loss) on sales of investments          (62,988)        (23,374)        (12,642)         (9,985)        (19,633)
Distributions from capital gains                               --              --              --              --          19,082
Net change in unrealized appreciation or
  depreciation of investments                             (62,377)       (103,856)         75,524          71,360         (65,872)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (126,135)       (126,856)        345,525         349,555         (67,415)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 56,777         247,086       2,416,840       3,953,095          75,189
Net transfers(1)                                         (163,589)        (99,457)      1,174,028         489,942          20,491
Transfers for policy loans                                     --          (1,411)             --           8,304              --
Annuity payments                                               --              --              --              --            (389)
Contract charges                                             (299)           (354)         (1,928)         (1,140)            (98)
Contract terminations:
    Surrender benefits                                    (14,197)         (6,298)       (128,881)       (150,497)         (1,799)
    Death benefits                                             --              --          (6,392)             --          (3,943)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (121,308)        139,566       3,453,667       4,299,704          89,451
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           615,828         487,418       4,483,653       4,215,537         231,525
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    368,385    $    500,128    $  8,282,845    $  8,864,796    $    253,561
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    827,236         653,100       4,118,532       3,859,665         325,756
Contract purchase payments                                 81,706         370,601       2,198,450       3,573,576         113,001
Net transfers(1)                                         (242,016)       (139,272)      1,085,933         444,417          33,165
Transfers for policy loans                                     --          (2,257)             --           7,479              --
Contract charges                                             (480)           (592)         (1,746)         (1,025)           (159)
Contract terminations:
    Surrender benefits                                    (20,433)         (8,503)       (117,130)       (135,501)        (15,894)
    Death benefits                                             --              --          (5,756)             --          (5,802)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          646,013         873,077       7,278,283       7,748,611         450,067
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 CR8             CM7             CM8             DE7             DE8
OPERATIONS
Investment income (loss) -- net                      $       (458)   $     29,744    $     63,634    $     11,724    $     13,554
Net realized gain (loss) on sales of investments          (44,986)           (213)           (208)        (54,225)        (14,587)
Distributions from capital gains                           17,035              --              --           5,342           4,448
Net change in unrealized appreciation or
  depreciation of investments                             (26,482)            213             211        (409,921)       (355,870)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (54,891)         29,744          63,637        (447,080)       (352,455)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 50,328      17,471,717      19,925,058         665,812         722,749
Net transfers(1)                                          (25,635)    (18,748,039)    (18,042,073)        511,889         457,361
Transfers for policy loans                                    (36)             --         (70,734)             --            (756)
Annuity payments                                               --              --              --            (150)             --
Contract charges                                             (209)         (2,661)         (2,097)           (620)           (701)
Contract terminations:
    Surrender benefits                                    (10,606)       (333,799)       (587,907)        (27,998)        (12,488)
    Death benefits                                             --         (78,264)        (22,218)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             13,842      (1,691,046)      1,200,029       1,148,933       1,166,165
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           241,390      14,166,500      14,687,397       1,313,064       1,098,827
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    200,341    $ 12,505,198    $ 15,951,063    $  2,014,917    $  1,912,537
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    338,707      13,645,556      14,112,210       1,302,504       1,088,856
Contract purchase payments                                 83,571      16,806,863      19,021,187         719,576         805,762
Net transfers(1)                                          (41,291)    (18,033,161)    (17,214,604)        501,225         478,929
Transfers for policy loans                                    (68)             --         (67,742)             --            (737)
Contract charges                                             (334)         (2,559)         (2,010)           (696)           (820)
Contract terminations:
    Surrender benefits                                    (17,329)       (321,111)       (563,406)        (42,656)        (13,747)
    Death benefits                                             --         (75,274)        (21,330)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          363,256      12,020,314      15,264,305       2,479,953       2,358,243
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 EM7             EM8             ES7             ES8             EI7
OPERATIONS
Investment income (loss) -- net                      $     (1,459)   $       (832)   $     (2,864)   $     (1,295)   $    305,595
Net realized gain (loss) on sales of investments           (1,240)           (694)         (3,754)         (3,364)       (122,599)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (13,350)         (8,008)        (41,469)        (24,564)       (511,602)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (16,049)         (9,534)        (48,087)        (29,223)       (328,606)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 70,953          39,181         105,889         167,081       1,814,815
Net transfers(1)                                           10,154           6,687         117,738          76,152         530,372
Transfers for policy loans                                     --          (1,027)             --             (37)             --
Annuity payments                                               --              --          (1,296)             --              --
Contract charges                                              (23)            (21)            (77)            (67)         (1,094)
Contract terminations:
    Surrender benefits                                         --          (1,289)           (499)         (1,011)        (87,996)
    Death benefits                                             --              --              --              --         (15,176)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             81,084          43,531         221,755         242,118       2,240,921
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            92,547          86,987         182,831          85,864       3,440,412
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    157,582    $    120,984    $    356,499    $    298,759    $  5,352,727
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    107,196         100,493         183,987          86,293       3,548,217
Contract purchase payments                                 78,030          44,024         114,385         183,787       1,974,972
Net transfers(1)                                            9,661           7,231         126,863          81,950         554,343
Transfers for policy loans                                     --          (1,258)             --             (47)             --
Contract charges                                              (28)            (25)            (86)            (79)         (1,218)
Contract terminations:
    Surrender benefits                                         --          (1,544)        (23,807)         (1,158)        (98,255)
    Death benefits                                             --              --              --              --         (16,878)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          194,859         148,921         401,342         350,746       5,961,181
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 EI8             FI7             FI8             GB7             GB8
OPERATIONS
Investment income (loss) -- net                      $    247,266    $    119,771    $    142,210    $     64,021    $     41,971
Net realized gain (loss) on sales of investments          (66,635)          8,423           8,328           5,936           6,055
Distributions from capital gains                               --          42,059          44,187              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (421,600)        125,806         133,077         174,662         114,224
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (240,969)        296,059         327,802         244,619         162,250
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,923,377       2,845,691       6,292,372         551,306         452,253
Net transfers(1)                                          571,417       1,694,255         486,292         519,301         485,657
Transfers for policy loans                                (15,944)             --          (5,781)             --          (8,274)
Annuity payments                                               --              --              --              --              --
Contract charges                                             (605)         (1,307)           (661)           (347)           (150)
Contract terminations:
    Surrender benefits                                    (58,846)        (70,100)       (129,465)        (38,603)        (30,273)
    Death benefits                                        (30,797)        (58,211)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          2,388,602       4,410,328       6,642,757       1,031,657         899,213
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,517,158       4,386,589       2,971,628       1,053,565         557,939
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  4,664,791    $  9,092,976    $  9,942,187    $  2,329,841    $  1,619,402
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,595,602       4,050,336       2,737,411       1,001,138         529,405
Contract purchase payments                              2,084,249       2,567,613       5,682,999         504,174         415,764
Net transfers(1)                                          617,486       1,508,851         420,489         473,127         435,208
Transfers for policy loans                                (16,671)             --          (5,220)             --          (7,337)
Contract charges                                             (673)         (1,174)           (590)           (309)           (133)
Contract terminations:
    Surrender benefits                                    (64,707)        (62,692)       (115,524)        (34,277)        (26,458)
    Death benefits                                        (33,051)        (53,395)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        5,182,235       8,009,539       8,719,565       1,943,853       1,346,449
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 GR7             GR8             IE7             IE8             MF7
OPERATIONS
Investment income (loss) -- net                      $    (10,651)   $     (8,191)   $        115    $        239    $     22,227
Net realized gain (loss) on sales of investments         (186,326)        (93,316)        (20,777)         (8,189)        (79,306)
Distributions from capital gains                               --              --             594             224         106,882
Net change in unrealized appreciation or
  depreciation of investments                            (206,266)       (288,565)        (40,172)        (14,604)       (264,044)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (403,243)       (390,072)        (60,240)        (22,330)       (214,241)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                103,079         387,433          16,839          13,107         229,773
Net transfers(1)                                         (152,988)        121,939          10,874          (2,777)         76,503
Transfers for policy loans                                     --          (1,837)             --            (493)             --
Annuity payments                                               --              --              --              --            (246)
Contract charges                                             (875)         (1,498)            (73)            (72)           (705)
Contract terminations:
    Surrender benefits                                     (4,489)        (30,224)         (2,250)         (5,000)         (7,936)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (55,273)        475,813          25,390           4,765         297,389
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,491,867       1,156,640         291,073         116,753       1,235,005
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,033,351    $  1,242,381    $    256,223    $     99,188    $  1,318,153
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,825,617       2,185,087         454,893         182,011       1,468,342
Contract purchase payments                                229,113         868,074          29,426          22,036         293,873
Net transfers(1)                                         (368,506)        223,323          14,714          (3,768)         66,366
Transfers for policy loans                                     --          (4,730)             --            (776)             --
Contract charges                                           (2,047)         (3,476)           (127)           (130)           (941)
Contract terminations:
    Surrender benefits                                    (10,342)        (68,246)         (4,027)         (8,818)        (17,010)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,673,835       3,200,032         494,879         190,555       1,810,630
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 MF8             ND7             ND8             IV7             IV8
OPERATIONS
Investment income (loss) -- net                      $     15,319    $    (30,136)   $    (14,279)   $      1,107    $      5,286
Net realized gain (loss) on sales of investments          (84,649)       (248,376)       (125,192)        (67,554)        (32,648)
Distributions from capital gains                           72,585           6,412           5,174              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (129,159)     (1,596,782)     (1,529,920)       (479,120)       (549,287)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (125,904)     (1,868,882)     (1,664,217)       (545,567)       (576,649)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                338,856       1,921,353       2,931,064       1,119,092         817,837
Net transfers(1)                                         (219,122)        443,268       1,229,969         231,151         474,710
Transfers for policy loans                                     --              --           4,818              --          (8,232)
Annuity payments                                               --          (4,018)             --              --              --
Contract charges                                             (584)         (3,515)         (5,384)           (905)         (1,181)
Contract terminations:
    Surrender benefits                                     (8,788)       (142,131)       (138,253)        (13,972)        (37,813)
    Death benefits                                             --          (1,859)        (76,408)         (1,935)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            110,362       2,213,098       3,945,806       1,333,431       1,245,321
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           832,923       6,482,439       5,167,234       1,500,796       1,766,085
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    817,381    $  6,826,655    $  7,448,823    $  2,288,660    $  2,434,757
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    987,821       8,744,321       6,990,380       1,885,679       2,213,644
Contract purchase payments                                430,117       2,902,404       4,544,105       1,606,362       1,150,300
Net transfers(1)                                         (284,064)        517,089       1,793,003         275,030         664,007
Transfers for policy loans                                     --              --           5,691              --         (11,323)
Contract charges                                             (758)         (5,539)         (8,440)         (1,325)         (1,749)
Contract terminations:
    Surrender benefits                                    (11,577)       (262,382)       (214,915)        (21,014)        (51,880)
    Death benefits                                             --          (2,523)       (110,546)         (2,440)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,121,539      11,893,370      12,999,278       3,742,292       3,962,999
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 SC7             SC8             SA7             SA8             7CA
OPERATIONS
Investment income (loss) -- net                      $     (6,115)   $     (4,221)   $     (6,524)   $     (3,688)   $     (7,736)
Net realized gain (loss) on sales of investments           (3,944)        (20,184)       (260,778)        (91,627)        (87,868)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (124,670)       (100,980)        (38,074)       (112,485)       (152,090)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (134,729)       (125,385)       (305,376)       (207,800)       (247,694)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                180,050         221,942          57,476         137,730          55,400
Net transfers(1)                                          150,951         185,064        (255,714)        (63,523)        (65,374)
Transfers for policy loans                                     --            (598)             --          (2,234)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (342)           (259)           (383)           (579)           (717)
Contract terminations:
    Surrender benefits                                     (2,547)         (7,087)         (4,214)         (9,956)        (18,676)
    Death benefits                                             --              --              --              --          (1,600)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            328,112         399,062        (202,835)         61,438         (30,967)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           524,892         386,349       1,009,897         571,672         960,399
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    718,275    $    660,026    $    501,686    $    425,310    $    681,738
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    599,325         440,138       2,100,247       1,186,224       1,627,619
Contract purchase payments                                213,193         277,563         136,072         336,491         104,882
Net transfers(1)                                          189,227         206,052        (676,690)       (180,980)       (152,632)
Transfers for policy loans                                     --            (737)             --          (6,571)             --
Contract charges                                             (436)           (334)         (1,066)         (1,624)         (1,429)
Contract terminations:
    Surrender benefits                                     (2,979)         (9,302)        (10,481)        (26,847)        (33,752)
    Death benefits                                             --              --              --              --          (2,747)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          998,330         913,380       1,548,082       1,306,693       1,541,941
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 8CA             7CD             8CD             7IF             8IF
OPERATIONS
Investment income (loss) -- net                      $     (3,428)   $     (6,860)   $     (4,474)   $     (1,483)   $        197
Net realized gain (loss) on sales of investments          (31,472)        (50,541)        (27,389)        (71,837)        (75,101)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (97,528)       (123,276)       (119,910)       (137,723)        (83,394)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (132,428)       (180,677)       (151,773)       (211,043)       (158,298)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 32,131          13,382          83,644          57,996          56,424
Net transfers(1)                                          (15,403)       (196,333)        (21,489)         12,190         (29,555)
Transfers for policy loans                                    (54)             --          (1,967)             --             378
Annuity payments                                               --              --              --              --              --
Contract charges                                             (464)           (372)           (530)           (461)           (313)
Contract terminations:
    Surrender benefits                                     (9,707)         (3,621)         (5,513)        (25,109)         (7,858)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              6,503        (186,944)         54,145          44,616          19,076
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           530,911         871,893         616,664         942,295         683,416
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    404,986    $    504,272    $    519,036    $    775,868    $    544,194
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    897,474       1,015,363         716,351       1,421,418       1,028,324
Contract purchase payments                                 61,768          17,011         104,553          95,048          93,445
Net transfers(1)                                          (28,567)       (272,954)        (37,771)         14,616         (72,112)
Transfers for policy loans                                   (125)             --          (2,529)             --             657
Contract charges                                             (913)           (506)           (705)           (789)           (549)
Contract terminations:
    Surrender benefits                                    (18,012)         (5,040)         (7,463)        (46,467)        (13,757)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          911,625         753,874         772,436       1,483,826       1,036,008
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 7VA             8VA             7SR             8SR             7EG
OPERATIONS
Investment income (loss) -- net                      $     (1,205)   $        809    $      4,225    $      6,100    $     (3,187)
Net realized gain (loss) on sales of investments          (71,014)        (16,560)        (22,242)         (6,087)        (55,656)
Distributions from capital gains                           95,391          66,422              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (307,298)       (236,172)        (26,756)        (28,814)        (70,698)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (284,126)       (185,501)        (44,773)        (28,801)       (129,541)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                115,031          93,205          87,363         100,234          22,265
Net transfers(1)                                           49,725         253,955         (31,213)         86,014        (125,002)
Transfers for policy loans                                     --          (1,061)             --              --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (772)           (761)           (151)           (282)           (328)
Contract terminations:
    Surrender benefits                                    (97,848)        (18,151)        (27,755)         (2,934)         (5,069)
    Death benefits                                        (30,117)             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             36,019         327,187          28,244         183,032        (108,134)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,707,097       1,166,908         247,669         106,097         473,433
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,458,990    $  1,308,594    $    231,140    $    260,328    $    235,758
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,354,433         923,548         289,413         123,741         669,356
Contract purchase payments                                 95,534          79,412         108,545         123,297          39,988
Net transfers(1)                                           (4,658)        208,269         (48,454)        105,483        (223,114)
Transfers for policy loans                                     --            (895)             --              --              --
Contract charges                                             (653)           (637)           (194)           (359)           (574)
Contract terminations:
    Surrender benefits                                    (79,818)        (15,515)        (38,585)         (3,827)         (9,686)
    Death benefits                                        (27,467)             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,337,371       1,194,182         310,725         348,335         475,970
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 8EG             7GI             8GI             7MP             8MP
OPERATIONS
Investment income (loss) -- net                      $     (1,609)   $      8,330    $     11,237    $     (2,584)   $      2,002
Net realized gain (loss) on sales of investments          (19,632)       (112,864)        (92,379)        (43,253)        (10,144)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (58,566)       (454,756)       (347,085)       (314,554)       (267,466)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (79,807)       (559,290)       (428,227)       (360,391)       (275,608)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 12,443         127,751         220,398         152,039         266,090
Net transfers(1)                                          (44,124)         51,260         (32,489)       (126,847)        113,909
Transfers for policy loans                                    (28)             --           7,970              --          (2,444)
Annuity payments                                               --            (206)             --          (1,015)             --
Contract charges                                             (203)         (1,333)         (1,421)         (2,012)         (1,835)
Contract terminations:
    Surrender benefits                                    (10,792)        (79,583)       (104,462)        (69,186)        (99,551)
    Death benefits                                             --          (5,201)         (3,258)             --         (63,390)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (42,704)         92,688          86,738         (47,021)        212,779
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           290,859       2,914,212       2,356,150       2,990,502       2,426,259
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    168,348    $  2,447,610    $  2,014,661    $  2,583,090    $  2,363,430
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    410,158       3,396,959       2,739,679       3,117,634       2,533,233
Contract purchase payments                                 16,776         164,165         283,257         165,215         286,724
Net transfers(1)                                          (70,850)         10,668         (56,233)       (184,815)        110,483
Transfers for policy loans                                    (55)             --           9,216              --          (2,681)
Contract charges                                             (355)         (1,716)         (1,858)         (2,223)         (2,023)
Contract terminations:
    Surrender benefits                                    (17,362)       (122,034)       (136,824)        (78,399)       (103,421)
    Death benefits                                             --          (6,296)         (3,908)             --         (63,059)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          338,312       3,441,746       2,833,329       3,017,412       2,759,256
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 7OS             8OS             7RE             8RE             7SI
OPERATIONS
Investment income (loss) -- net                      $     (1,573)   $       (286)   $     38,608    $     38,875    $     (4,766)
Net realized gain (loss) on sales of investments          (51,913)        (18,055)          2,575           2,981          (8,059)
Distributions from capital gains                               --              --              --              --          23,182
Net change in unrealized appreciation or
  depreciation of investments                            (100,020)        (98,943)        (65,405)        (67,377)       (131,361)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (153,506)       (117,284)        (24,222)        (25,521)       (121,004)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 23,261          26,304         890,433       1,038,564         438,839
Net transfers(1)                                          (59,004)         29,342         781,835         823,892         269,928
Transfers for policy loans                                     --            (326)             --            (780)             --
Annuity payments                                               --              --            (149)             --              --
Contract charges                                             (330)           (235)           (723)           (743)           (304)
Contract terminations:
    Surrender benefits                                     (9,372)        (12,927)        (17,343)        (17,733)         (5,679)
    Death benefits                                             --              --            (360)         (4,197)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (45,445)         42,158       1,653,693       1,839,003         702,784
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           747,384         546,286       1,344,980       1,112,223         501,654
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    548,433    $    471,160    $  2,974,451    $  2,925,705    $  1,083,434
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,045,828         762,671       1,215,107       1,002,562         410,457
Contract purchase payments                                 34,758          39,666         776,869         917,069         359,185
Net transfers(1)                                          (91,992)         49,993         682,126         703,016         221,804
Transfers for policy loans                                     --            (478)             --            (627)             --
Contract charges                                             (514)           (371)           (637)           (660)           (264)
Contract terminations:
    Surrender benefits                                    (15,481)        (19,515)        (22,790)        (14,969)         (5,378)
    Death benefits                                             --              --            (329)         (3,865)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          972,599         831,966       2,650,346       2,602,526         985,804
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)               8SI            7TF(2)          8TF(2)           7SE             8SE
OPERATIONS
Investment income (loss) -- net                      $     (3,913)   $        556    $        333    $     (4,533)   $     (1,976)
Net realized gain (loss) on sales of investments           (3,226)           (383)           (602)         (6,403)          3,704
Distributions from capital gains                           19,979              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (122,136)        (16,390)        (22,253)       (102,763)        (64,567)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (109,296)        (16,217)        (22,522)       (113,699)        (62,839)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                744,478           1,838           2,046          24,680          26,859
Net transfers(1)                                          420,035          91,234         190,936         (26,621)          2,667
Transfers for policy loans                                 (3,321)             --              --              --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (247)            (29)            (31)           (318)           (250)
Contract terminations:
    Surrender benefits                                     (8,815)             --              --         (53,413)        (56,637)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,152,130          93,043         192,951         (55,672)        (27,361)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           429,137              --              --         723,829         441,070
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,471,971    $     76,826    $    170,429    $    554,458    $    350,870
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    350,064              --              --         727,053         441,948
Contract purchase payments                                643,412           1,990           2,240          26,761          27,132
Net transfers(1)                                          350,296          89,649         200,674         (30,084)          2,938
Transfers for policy loans                                 (2,451)             --              --              --              --
Contract charges                                             (213)            (33)            (35)           (324)           (266)
Contract terminations:
    Surrender benefits                                     (7,711)             --              --         (62,205)        (55,196)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,333,397          91,606         202,879         661,201         416,556
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 7UE             8UE             7MC             8MC             7GT
OPERATIONS
Investment income (loss) -- net                      $     (3,167)   $     (1,022)   $      8,606    $     14,676    $     (3,886)
Net realized gain (loss) on sales of investments          (60,425)        (30,087)         (3,127)         (5,628)        (83,440)
Distributions from capital gains                               --              --           8,610           8,193              --
Net change in unrealized appreciation or
  depreciation of investments                            (278,840)       (375,810)       (209,326)       (172,671)       (152,395)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (342,432)       (406,919)       (195,237)       (155,430)       (239,721)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                387,168         404,555       1,005,459         938,507          67,867
Net transfers(1)                                          269,045         229,061         690,495         931,805         (16,840)
Transfers for policy loans                                     --          (1,146)             --            (559)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (673)           (744)           (951)           (731)           (312)
Contract terminations:
    Surrender benefits                                     (5,149)         (6,950)        (55,601)        (24,866)         (5,366)
    Death benefits                                        (23,523)             --          (3,352)         (6,232)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            626,868         624,776       1,636,050       1,837,924          45,349
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,125,994       1,420,124       1,350,844         983,970         521,771
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,410,430    $  1,637,981    $  2,791,657    $  2,666,464    $    327,399
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,421,640       1,788,437       1,095,591         795,746       1,190,290
Contract purchase payments                                552,924         576,245         809,426         764,544         197,876
Net transfers(1)                                          372,341         309,635         544,976         746,777         (92,038)
Transfers for policy loans                                     --          (1,781)             --            (382)             --
Contract charges                                           (1,003)         (1,110)           (784)           (606)         (1,022)
Contract terminations:
    Surrender benefits                                     (7,543)        (10,858)        (48,648)        (20,796)        (18,607)
    Death benefits                                        (36,967)             --          (2,859)         (5,332)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,301,392       2,660,568       2,397,702       2,279,951       1,276,499
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 8GT             7IG             8IG             7AG             8AG
OPERATIONS
Investment income (loss) -- net                      $     (2,769)   $     (5,410)   $       (722)   $     (7,503)   $     (3,370)
Net realized gain (loss) on sales of investments          (42,803)       (125,693)       (104,547)       (124,790)        (79,696)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (163,271)       (561,489)       (469,576)       (160,572)        (82,673)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (208,843)       (692,592)       (574,845)       (292,865)       (165,739)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 84,257         654,128         773,512          54,851          70,614
Net transfers(1)                                          (22,636)         26,643          69,853         (92,236)        (80,232)
Transfers for policy loans                                   (639)             --           2,303              --           3,478
Annuity payments                                               --              --              --            (606)             --
Contract charges                                             (373)           (960)         (1,320)           (592)           (699)
Contract terminations:
    Surrender benefits                                     (9,576)         (9,484)        (24,814)         (6,100)         (5,089)
    Death benefits                                             --          (1,856)        (12,771)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             51,033         668,471         806,763         (44,683)        (11,928)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           466,418       2,073,575       1,647,944       1,016,480         557,602
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    308,608    $  2,049,454    $  1,879,862    $    678,932    $    379,935
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,060,684       3,146,720       2,494,433       2,460,347       1,357,682
Contract purchase payments                                239,537       1,121,428       1,354,601         166,801         209,262
Net transfers(1)                                          (74,257)        (15,950)         74,736        (302,008)       (263,019)
Transfers for policy loans                                 (2,034)             --           3,156              --           8,866
Contract charges                                           (1,162)         (1,750)         (2,422)         (1,793)         (2,161)
Contract terminations:
    Surrender benefits                                    (24,934)        (18,409)        (42,177)        (18,339)        (14,121)
    Death benefits                                             --          (2,936)        (20,631)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,197,834       4,229,103       3,861,696       2,305,008       1,296,509
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 7IP             8IP             7MG             8MG             7MD
OPERATIONS
Investment income (loss) -- net                      $     (4,035)   $     (2,557)   $    (20,379)   $    (13,160)   $    (22,518)
Net realized gain (loss) on sales of investments          (18,441)         (9,107)       (175,334)       (117,900)       (121,157)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (42,108)        (30,159)       (548,268)       (471,440)       (842,376)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (64,584)        (41,823)       (743,981)       (602,500)       (986,051)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                153,376         220,901         666,474         829,256         767,173
Net transfers(1)                                           13,637          81,267         (81,833)        219,218         264,191
Transfers for policy loans                                     --            (396)             --            (394)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (202)           (199)         (1,226)         (1,225)         (1,085)
Contract terminations:
    Surrender benefits                                     (1,072)         (8,233)        (17,480)        (12,741)        (27,394)
    Death benefits                                             --              --         (22,443)         (1,385)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            165,739         293,340         543,492       1,032,729       1,002,885
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           376,734         262,527       2,164,698       1,490,999       2,256,615
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    477,889    $    514,044    $  1,964,209    $  1,921,228    $  2,273,449
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    497,974         351,607       3,341,523       2,295,769       2,670,380
Contract purchase payments                                210,115         319,704       1,175,167       1,526,009       1,068,863
Net transfers(1)                                            8,192         117,927        (200,905)        330,304         287,261
Transfers for policy loans                                     --            (610)             --            (725)             --
Contract charges                                             (288)           (286)         (2,275)         (2,330)         (1,646)
Contract terminations:
    Surrender benefits                                     (1,601)        (11,547)        (32,163)        (23,564)        (42,445)
    Death benefits                                             --              --         (47,351)         (2,845)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          714,392         776,795       4,233,996       4,122,618       3,982,413
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 8MD             7IN             8IN             7VS             8VS
OPERATIONS
Investment income (loss) -- net                      $    (18,718)   $     (2,691)   $       (960)   $    (15,513)   $    (11,037)
Net realized gain (loss) on sales of investments         (115,707)       (119,924)        (47,608)       (312,839)       (162,833)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (881,501)        (44,778)        (88,312)       (321,250)       (400,377)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (1,015,926)       (167,393)       (136,880)       (649,602)       (574,247)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                870,776          42,692          59,894         178,992         293,130
Net transfers(1)                                          512,114        (201,663)        (28,043)       (376,907)       (150,987)
Transfers for policy loans                                  4,646              --            (441)             --          (1,139)
Annuity payments                                               --              --              --              --              --
Contract charges                                           (1,082)           (749)           (676)         (1,321)         (1,427)
Contract terminations:
    Surrender benefits                                   (121,924)        (23,622)        (37,976)        (21,632)        (66,460)
    Death benefits                                        (39,423)             --              --          (6,587)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,225,107        (183,342)         (7,242)       (227,455)         73,117
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,338,062       1,196,229         962,820       2,132,480       1,778,639
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  2,547,243    $    845,494    $    818,698    $  1,255,423    $  1,277,509
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,759,766       2,086,658       1,675,738       4,094,906       3,406,669
Contract purchase payments                              1,218,094          77,977         110,326         381,019         697,584
Net transfers(1)                                          687,372        (390,080)        (52,392)       (898,655)       (395,736)
Transfers for policy loans                                  5,819              --            (807)             --          (2,523)
Contract charges                                           (1,652)         (1,436)         (1,293)         (3,106)         (3,418)
Contract terminations:
    Surrender benefits                                   (173,831)        (48,723)        (69,463)        (53,994)       (150,080)
    Death benefits                                        (53,583)             --              --         (13,367)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        4,441,985       1,724,396       1,662,109       3,506,803       3,552,496
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 7MI             8MI             7SV             8SV             7IT
OPERATIONS
Investment income (loss) -- net                      $    (10,817)   $     (6,856)   $    (16,316)   $    (10,445)   $     (8,828)
Net realized gain (loss) on sales of investments            9,498          (3,618)        (12,122)        (16,808)        (36,882)
Distributions from capital gains                           31,718          26,315          36,854          32,576              --
Net change in unrealized appreciation or
  depreciation of investments                            (209,905)       (162,646)       (295,512)       (248,149)       (125,243)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (179,506)       (146,805)       (287,096)       (242,826)       (170,953)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 91,008          67,032         133,962          99,068         417,613
Net transfers(1)                                           74,821         136,287         150,988         144,865         204,273
Transfers for policy loans                                     --            (731)             --            (414)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (673)           (482)         (1,021)           (933)           (360)
Contract terminations:
    Surrender benefits                                    (19,335)        (17,861)        (44,787)        (18,956)         (4,940)
    Death benefits                                        (18,839)             --         (27,912)         (1,157)        (16,720)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            126,982         184,245         211,230         222,473         599,866
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,082,138         830,440       2,089,799       1,825,379         671,109
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,029,614    $    867,880    $  2,013,933    $  1,805,026    $  1,100,022
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    852,762         652,778       1,677,050       1,463,042       1,068,537
Contract purchase payments                                 72,014          53,931         110,800          82,857         690,780
Net transfers(1)                                           50,256          96,975         104,570         102,656         331,873
Transfers for policy loans                                     --            (550)             --            (246)             --
Contract charges                                             (553)           (404)           (857)           (774)           (637)
Contract terminations:
    Surrender benefits                                    (17,380)        (13,884)        (38,875)        (15,953)         (9,177)
    Death benefits                                        (16,948)             --         (25,079)           (944)        (29,331)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          940,151         788,846       1,827,609       1,630,638       2,052,045
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 8IT             7SP             8SP             7AA             8AA
OPERATIONS
Investment income (loss) -- net                      $     (5,934)   $    (23,903)   $    (13,480)   $     15,919    $     23,700
Net realized gain (loss) on sales of investments          (24,027)        (39,478)        (14,587)        (47,895)        (47,017)
Distributions from capital gains                               --              --              --          14,862          16,461
Net change in unrealized appreciation or
  depreciation of investments                            (106,602)       (478,540)       (311,900)       (191,304)       (248,415)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (136,563)       (541,921)       (339,967)       (208,418)       (255,271)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                465,816       1,538,558       1,442,441         359,049         338,613
Net transfers(1)                                          193,456       1,011,860         700,224         680,575         617,982
Transfers for policy loans                                 (2,859)             --              86              --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (366)           (767)           (677)           (218)           (440)
Contract terminations:
    Surrender benefits                                     (5,006)        (43,286)        (17,430)        (57,136)        (83,043)
    Death benefits                                             --          (2,698)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            651,041       2,503,667       2,124,644         982,270         873,112
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           524,668       1,387,513         968,740         675,801       1,216,613
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,039,146    $  3,349,259    $  2,753,417    $  1,449,653    $  1,834,454
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    833,268       1,226,736         854,646         698,018       1,255,045
Contract purchase payments                                787,222       1,510,618       1,455,726         395,408         381,856
Net transfers(1)                                          322,289         905,342         649,603         709,022         643,455
Transfers for policy loans                                 (3,987)             --             100              --              --
Contract charges                                             (675)           (792)           (701)           (253)           (519)
Contract terminations:
    Surrender benefits                                     (8,251)        (44,245)        (17,353)        (67,252)        (91,671)
    Death benefits                                             --          (2,773)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,929,866       3,594,886       2,942,021       1,734,943       2,188,166
=================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                     ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 7WI             8WI             7SG             8SG
OPERATIONS
Investment income (loss) -- net                                      $     (1,558)   $     (1,055)   $     (4,184)   $     (1,892)
Net realized gain (loss) on sales of investments                           (4,706)         (3,417)        (34,441)        (25,911)
Distributions from capital gains                                               --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                             (53,698)        (50,553)       (190,970)        (86,556)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               (59,962)        (55,025)       (229,595)       (114,359)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 90,122         207,768         361,121         244,505
Net transfers(1)                                                          142,071         129,891         134,595          83,975
Transfers for policy loans                                                     --             (35)             --            (184)
Annuity payments                                                               --              --              --              --
Contract charges                                                              (32)            (86)           (149)           (160)
Contract terminations:
    Surrender benefits                                                     (1,850)        (19,745)         (2,547)         (7,133)
    Death benefits                                                             --          (3,692)         (2,610)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            230,311         314,101         490,410         321,003
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            86,969          58,287         208,727         131,882
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $    257,318    $    317,363    $    469,542    $    338,526
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     96,726          64,744         222,106         139,638
Contract purchase payments                                                108,866         262,493         443,049         334,271
Net transfers(1)                                                          171,842         161,952         160,239         123,211
Transfers for policy loans                                                     --             (53)             --            (261)
Contract charges                                                              (45)           (116)           (236)           (262)
Contract terminations:
    Surrender benefits                                                     (2,586)        (22,892)         (4,237)         (9,928)
    Death benefits                                                             --          (5,389)         (4,482)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          374,803         460,739         816,439         586,669
=================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                             BC7             BC8             BD7             BD8             CR7
OPERATIONS
Investment income (loss) -- net                      $       (726)   $        (43)   $    129,565    $    122,215    $       (921)
Net realized gain (loss) on sales of investments          (15,128)        (10,216)          1,819           2,123          (3,410)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (42,328)        (41,098)        (12,520)        (18,782)        (21,830)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (58,182)        (51,357)        118,864         105,556         (26,161)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                484,507         295,164       3,184,717       3,351,689         227,178
Net transfers(1)                                          (29,648)        114,473         597,732         388,213         (16,705)
Transfers for policy loans                                     --          (2,337)             --          (7,340)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                              (84)           (280)           (219)           (229)            (32)
Contract terminations:
    Surrender benefits                                    (22,102)        (13,555)        (29,577)        (25,141)         (9,459)
    Death benefits                                             --              --            (198)        (83,490)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            432,673         393,465       3,752,455       3,623,702         200,982
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           241,337         145,310         612,334         486,279          56,704
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    615,828    $    487,418    $  4,483,653    $  4,215,537    $    231,525
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    268,146         161,375         599,922         475,789          64,715
Contract purchase payments                                631,277         384,494       2,987,536       3,121,869         295,482
Net transfers(1)                                          (46,707)        129,082         558,983         369,665         (20,861)
Transfers for policy loans                                     --          (3,144)             --          (6,305)             --
Contract charges                                             (117)           (388)           (201)           (209)            (46)
Contract terminations:
    Surrender benefits                                    (25,363)        (18,319)        (27,526)        (24,059)        (13,534)
    Death benefits                                             --              --            (182)        (77,085)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          827,236         653,100       4,118,532       3,859,665         325,756
=================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)               CR8             CM7             CM8             DE7             DE8
OPERATIONS
Investment income (loss) -- net                      $       (550)   $    239,094    $    235,564    $      1,980    $      2,463
Net realized gain (loss) on sales of investments          (46,738)             18              32           1,956          (1,874)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              33,567            (406)           (426)         (7,323)         10,874
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (13,721)        238,706         235,170          (3,387)         11,463
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                189,274      23,318,252      24,375,702         895,586         767,575
Net transfers(1)                                          (29,599)    (13,496,096)    (13,095,597)        343,821         310,232
Transfers for policy loans                                     --              --         (38,712)             --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                              (40)           (371)           (268)            (27)            (27)
Contract terminations:
    Surrender benefits                                       (699)        (53,421)       (471,100)         (5,225)         (3,000)
    Death benefits                                             --         (36,662)        (31,604)             --          (4,025)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            158,936       9,731,702      10,738,421       1,234,155       1,070,755
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            96,175       4,196,092       3,713,806          82,296          16,609
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    241,390    $ 14,166,500    $ 14,687,397    $  1,313,064    $  1,098,827
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    109,708       4,152,853       3,673,827          82,547          16,684
Contract purchase payments                                257,668      22,673,533      23,679,162         882,380         770,247
Net transfers(1)                                          (27,591)    (13,093,429)    (12,715,441)        342,906         308,928
Transfers for policy loans                                     --              --         (38,479)             --              --
Contract charges                                              (59)           (358)           (258)            (28)            (28)
Contract terminations:
    Surrender benefits                                     (1,019)        (51,561)       (456,219)         (5,301)         (3,083)
    Death benefits                                             --         (35,482)        (30,382)             --          (3,892)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          338,707      13,645,556      14,112,210       1,302,504       1,088,856
=================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)               EM7             EM8            ES7(1)          ES8(1)           EI7
OPERATIONS
Investment income (loss) -- net                      $       (451)   $       (478)   $       (488)   $       (185)   $    196,179
Net realized gain (loss) on sales of investments              (36)           (107)            (95)           (274)         (6,741)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               1,866          (3,578)          8,016           4,641        (174,817)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 1,379          (4,163)          7,433           4,182          14,621
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 70,984          84,637         101,010          42,217       2,123,587
Net transfers(2)                                            9,790              --          74,388          39,600         777,605
Transfers for policy loans                                     --              --              --              --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                               (8)             (3)             --              --            (209)
Contract terminations:
    Surrender benefits                                         --              --              --            (135)        (13,416)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             80,766          84,634         175,398          81,682       2,887,567
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            10,402           6,516              --              --         538,224
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $     92,547    $     86,987    $    182,831    $     85,864    $  3,440,412
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     11,765           7,364              --              --         577,156
Contract purchase payments                                 83,670          93,133         106,500          45,052       2,190,216
Net transfers(2)                                           11,770              --          77,487          41,395         794,904
Transfers for policy loans                                     --              --              --              --              --
Contract charges                                               (9)             (4)             --              --            (220)
Contract terminations:
    Surrender benefits                                         --              --              --            (154)        (13,839)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          107,196         100,493         183,987          86,293       3,548,217
=================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  EI8             FI7             FI8            GB7             GB8
OPERATIONS
Investment income (loss) -- net                      $    132,052    $     84,766    $     43,187    $     17,827    $     10,299
Net realized gain (loss) on sales of investments          (14,550)          8,064           3,351             276           1,378
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (97,918)          1,268          (3,035)         (8,708)         (7,778)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                19,584          94,098          43,503           9,395           3,899
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,457,027       4,688,589       2,121,213         681,850         243,720
Net transfers(1)                                          654,315        (869,598)        576,896         182,613         214,428
Transfers for policy loans                                     --              --          (3,657)             --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (101)           (215)            (49)           (100)            (18)
Contract terminations:
    Surrender benefits                                     (7,184)        (13,175)        (25,149)         (2,355)         (3,951)
    Death benefits                                        (39,124)           (198)             --            (196)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          2,064,933       3,805,403       2,669,254         861,812         454,179
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           432,641         487,088         258,871         182,358          99,861
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  2,517,158    $  4,386,589    $  2,971,628    $  1,053,565    $    557,939
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    464,638         473,850         251,749         173,944          95,313
Contract purchase payments                              1,504,917       4,187,548       1,973,027         654,948         232,098
Net transfers(1)                                          674,223        (598,398)        539,591         174,764         205,821
Transfers for policy loans                                     --              --          (3,422)             --              --
Contract charges                                             (106)           (198)            (45)            (94)            (17)
Contract terminations:
    Surrender benefits                                     (7,458)        (12,283)        (23,489)         (2,238)         (3,810)
    Death benefits                                        (40,612)           (183)             --            (186)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,595,602       4,050,336       2,737,411       1,001,138         529,405
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  GR7             GR8            IE7             IE8             MF7
OPERATIONS
Investment income (loss) -- net                      $    (12,222)   $     (7,510)   $        842    $        329    $     13,597
Net realized gain (loss) on sales of investments          (23,508)        (57,520)        (17,839)         (3,049)        (12,871)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (432,376)       (307,697)        (75,448)         (8,177)        (78,718)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (468,106)       (372,727)        (92,445)        (10,897)        (77,992)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                659,264         790,934         148,872         111,474         536,456
Net transfers(1)                                          411,219         175,659         (44,674)          5,422         429,392
Transfers for policy loans                                     --          (1,762)             --              --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (540)           (827)            (27)            (31)           (184)
Contract terminations:
    Surrender benefits                                    (24,466)         (6,870)         (1,108)         (1,049)         (2,467)
    Death benefits                                         (7,901)             --          (5,631)             --         (18,161)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,037,576         957,134          97,432         115,816         945,036
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           922,397         572,233         286,086          11,834         367,961
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,491,867    $  1,156,640    $    291,073    $    116,753    $  1,235,005
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,194,782         740,833         315,787          13,057         387,397
Contract purchase payments                              1,052,230       1,234,223         199,768         162,501         610,747
Net transfers(1)                                          641,021         227,693         (51,068)          8,155         495,301
Transfers for policy loans                                     --          (2,935)             --              --              --
Contract charges                                           (1,053)         (1,639)            (42)            (49)           (224)
Contract terminations:
    Surrender benefits                                    (46,465)        (13,088)         (1,711)         (1,653)         (2,944)
    Death benefits                                        (14,898)             --          (7,841)             --         (21,935)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,825,617       2,185,087         454,893         182,011       1,468,342
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 MF8             ND7             ND8             IV7             IV8
OPERATIONS
Investment income (loss) -- net                      $      8,987    $    (27,451)   $    (13,246)   $        342    $      2,073
Net realized gain (loss) on sales of investments           (3,629)        (21,224)        (19,151)         (6,452)         (2,246)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (41,720)       (462,622)       (258,737)        (60,583)        (43,677)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (36,362)       (511,297)       (291,134)        (66,693)        (43,850)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                516,760       3,919,402       3,189,624       1,221,432       1,046,141
Net transfers(1)                                          235,770       1,471,904       1,258,451         267,172         645,679
Transfers for policy loans                                     --              --         (11,359)             --              --
Annuity payments                                               --          (3,086)             --              --              --
Contract charges                                             (159)         (1,350)         (1,333)           (179)           (206)
Contract terminations:
    Surrender benefits                                     (5,865)        (61,079)        (21,739)        (24,902)           (143)
    Death benefits                                             --         (17,063)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            746,506       5,308,728       4,413,644       1,463,523       1,691,471
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           122,779       1,685,008       1,044,724         103,966         118,464
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    832,923    $  6,482,439    $  5,167,234    $  1,500,796    $  1,766,085
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    129,203       1,885,448       1,168,402         113,256         129,004
Contract purchase payments                                593,220       5,078,759       4,216,604       1,477,996       1,284,198
Net transfers(1)                                          272,527       1,883,117       1,651,333         322,604         800,889
Transfers for policy loans                                     --              --         (15,143)             --              --
Contract charges                                             (192)         (1,883)         (1,881)           (231)           (265)
Contract terminations:
    Surrender benefits                                     (6,937)        (77,737)        (28,935)        (27,946)           (182)
    Death benefits                                             --         (23,383)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          987,821       8,744,321       6,990,380       1,885,679       2,213,644
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 SC7             SC8             SA7             SA8            7CA
OPERATIONS
Investment income (loss) -- net                      $     (2,760)   $     (1,575)   $     (6,109)   $     (2,366)   $     (7,305)
Net realized gain (loss) on sales of investments              (86)         (3,789)        (29,499)        (47,224)        (14,455)
Distributions from capital gains                               --              --              --              --          76,796
Net change in unrealized appreciation or
  depreciation of investments                               3,386          10,796        (274,317)       (103,186)       (246,960)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   540           5,432        (309,925)       (152,776)       (191,924)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                289,004         293,945         482,226         399,662         467,901
Net transfers(1)                                          140,734          25,650         301,991             428         251,857
Transfers for policy loans                                     --              --              --            (280)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                              (72)            (65)           (281)           (406)           (374)
Contract terminations:
    Surrender benefits                                       (265)            (59)         (1,833)         (6,917)        (13,517)
    Death benefits                                             --              --          (4,746)             --            (791)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            429,401         319,471         777,357         392,487         705,076
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            94,951          61,446         542,465         331,961         447,247
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    524,892    $    386,349    $  1,009,897    $    571,672    $    960,399
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    100,387          64,937         749,900         458,690         575,903
Contract purchase payments                                337,118         346,540         838,947         736,522         691,647
Net transfers(1)                                          162,216          28,813         525,806           5,453         385,736
Transfers for policy loans                                     --              --              --            (603)             --
Contract charges                                              (87)            (81)           (615)           (888)           (663)
Contract terminations:
    Surrender benefits                                       (309)            (71)         (3,819)        (12,950)        (23,740)
    Death benefits                                             --              --          (9,972)             --          (1,264)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          599,325         440,138       2,100,247       1,186,224       1,627,619
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 8CA             7CD             8CD              7IF             8IF
OPERATIONS
Investment income (loss) -- net                      $     (3,206)   $     (7,099)   $     (3,679)   $     (6,275)   $     (3,619)
Net realized gain (loss) on sales of investments          (14,154)        (15,376)         (1,232)         (7,827)         (4,796)
Distributions from capital gains                           42,700              --              --          33,709          36,898
Net change in unrealized appreciation or
  depreciation of investments                            (132,406)        (38,547)        (28,830)       (227,551)       (196,363)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (107,066)        (61,022)        (33,741)       (207,944)       (167,880)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                248,327         335,171         283,539         603,034         351,649
Net transfers(1)                                          149,546         166,384         134,046         258,271         224,161
Transfers for policy loans                                   (110)             --          (1,965)             --          (1,483)
Annuity payments                                               --              --              --              --              --
Contract charges                                             (210)           (220)           (106)           (183)           (172)
Contract terminations:
    Surrender benefits                                       (467)         (3,368)         (6,450)         (6,213)         (4,537)
    Death benefits                                             --          (6,832)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            397,086         491,135         409,064         854,909         569,618
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           240,891         441,780         241,341         295,330         281,678
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    530,911    $    871,893    $    616,664    $    942,295    $    683,416
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    310,030         468,396         255,754         312,523         297,930
Contract purchase payments                                374,981         380,383         321,338         764,762         452,606
Net transfers(1)                                          213,908         179,104         149,212         352,386         286,895
Transfers for policy loans                                   (208)             --          (2,372)             --          (1,977)
Contract charges                                             (375)           (276)           (135)           (281)           (263)
Contract terminations:
    Surrender benefits                                       (862)         (4,030)         (7,446)         (7,972)         (6,867)
    Death benefits                                             --          (8,214)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          897,474       1,015,363         716,351       1,421,418       1,028,324
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 7VA             8VA             7SR             8SR             7EG
OPERATIONS
Investment income (loss) -- net                      $     (6,203)   $     (3,068)   $      8,572    $      3,640    $     (3,718)
Net realized gain (loss) on sales of investments              979             200            (778)            (95)         (2,313)
Distributions from capital gains                               --              --           4,556           1,912              --
Net change in unrealized appreciation or
  depreciation of investments                             130,776          75,329         (14,732)         (6,507)        (49,901)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               125,552          72,461          (2,382)         (1,050)        (55,932)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                806,305         629,428         190,666          57,464         182,111
Net transfers(1)                                          683,452         466,207          45,067          51,095          81,881
Transfers for policy loans                                     --          (1,111)             --          (1,299)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (136)            (56)             (3)            (41)           (192)
Contract terminations:
    Surrender benefits                                     (2,974)         (5,838)             --            (124)             --
    Death benefits                                         (4,976)             --              --              --            (801)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,481,671       1,088,630         235,730         107,095         262,999
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            99,874           5,817          14,321              52         266,366
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,707,097    $  1,166,908    $    247,669    $    106,097    $    473,433
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     88,553           5,155          15,457              56         311,812
Contract purchase payments                                687,076         529,680         220,620          65,816         249,973
Net transfers(1)                                          586,042         394,427          53,340          59,683         109,019
Transfers for policy loans                                     --            (930)             --          (1,620)             --
Contract charges                                             (114)            (47)             (4)            (49)           (293)
Contract terminations:
    Surrender benefits                                     (2,503)         (4,737)             --            (145)             --
    Death benefits                                         (4,621)             --              --              --          (1,155)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,354,433         923,548         289,413         123,741         669,356
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 8EG             7GI             8GI             7MP             8MP
OPERATIONS
Investment income (loss) -- net                      $     (1,516)   $    (10,021)   $     (5,406)   $    (17,583)   $    (11,507)
Net realized gain (loss) on sales of investments           (3,413)         (9,988)         (4,198)         (3,945)           (304)
Distributions from capital gains                               --          22,771          18,559              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (11,100)        (96,869)        (79,853)         90,369          72,415
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (16,029)        (94,107)        (70,898)         68,841          60,604
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                145,032       1,532,725       1,156,865       1,524,754       1,254,720
Net transfers(1)                                           74,473       1,119,078         963,245         969,214         662,297
Transfers for policy loans                                     --              --          (4,294)             --          (6,702)
Annuity payments                                               --              --              --          (1,029)             --
Contract charges                                             (107)           (331)           (294)           (654)           (408)
Contract terminations:
    Surrender benefits                                     (2,723)        (24,761)        (12,888)         (8,315)         (5,249)
    Death benefits                                             --              --          (5,263)           (923)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            216,675       2,626,711       2,097,371       2,483,047       1,904,658
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            90,213         381,608         329,677         438,614         460,997
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    290,859    $  2,914,212    $  2,356,150    $  2,990,502    $  2,426,259
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    105,548         401,647         346,817         439,435         461,632
Contract purchase payments                                202,450       1,740,035       1,312,117       1,646,649       1,360,810
Net transfers(1)                                          106,432       1,284,685       1,107,323       1,042,315         724,355
Transfers for policy loans                                     --              --          (5,096)             --          (7,378)
Contract charges                                             (166)           (395)           (351)           (717)           (447)
Contract terminations:
    Surrender benefits                                     (4,106)        (29,013)        (15,005)         (9,054)         (5,739)
    Death benefits                                             --              --          (6,126)           (994)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          410,158       3,396,959       2,739,679       3,117,634       2,533,233
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 7OS              8OS            7RE             8RE             7SI
OPERATIONS
Investment income (loss) -- net                      $      3,426    $      4,790    $     17,610    $     13,604    $     (1,444)
Net realized gain (loss) on sales of investments          (12,586)         (5,189)            731            (261)             78
Distributions from capital gains                           13,410          12,023              --              --           5,678
Net change in unrealized appreciation or
  depreciation of investments                            (121,864)        (95,897)         47,570          42,623          33,112
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (117,614)        (84,273)         65,911          55,966          37,424
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                515,659         329,436         790,974         630,485         283,503
Net transfers(1)                                          220,935         169,755         334,861         288,245         120,355
Transfers for policy loans                                     --            (169)             --          (3,633)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (150)           (109)            (89)           (143)            (39)
Contract terminations:
    Surrender benefits                                     (1,031)         (1,217)         (2,097)           (529)           (535)
    Death benefits                                         (5,845)             --            (207)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            729,568         497,696       1,123,442         914,425         403,284
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           135,430         132,863         155,627         141,832          60,946
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    747,384    $    546,286    $  1,344,980    $  1,112,223    $    501,654
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    147,803         144,928         150,244         136,858          56,176
Contract purchase payments                                626,911         409,249         753,554         597,176         250,077
Net transfers(1)                                          280,663         210,565         313,566         272,679         104,712
Transfers for policy loans                                     --            (266)             --          (3,514)             --
Contract charges                                             (212)           (155)            (84)           (137)            (36)
Contract terminations:
    Surrender benefits                                     (1,273)         (1,650)         (1,979)           (500)           (472)
    Death benefits                                         (8,064)             --            (194)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,045,828         762,671       1,215,107       1,002,562         410,457
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  8SI            7IS             8IS             7SE             8SE
OPERATIONS
Investment income (loss) -- net                      $       (809)   $        384    $        365    $     (2,231)   $       (754)
Net realized gain (loss) on sales of investments              437             (15)           (350)           (259)            139
Distributions from capital gains                            3,397              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              23,232          (1,348)         (1,985)         28,219          17,531
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                26,257            (979)         (1,970)         25,729          16,916
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                220,302          23,800          45,339         340,709         238,693
Net transfers(1)                                          202,958          10,282            (677)        255,319          86,373
Transfers for policy loans                                   (380)             --              --              --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                              (73)            (13)            (14)            (62)            (80)
Contract terminations:
    Surrender benefits                                     (1,638)             --             (20)           (694)           (135)
    Death benefits                                        (38,323)             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            382,846          34,069          44,628         595,272         324,851
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            20,034           5,921             941         102,828          99,303
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    429,137    $     39,011    $     43,599    $    723,829    $    441,070
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     18,457           6,062             963         106,936         103,219
Contract purchase payments                                190,615          24,289          46,244         352,739         248,491
Net transfers(1)                                          175,645          11,188            (999)        268,160          90,483
Transfers for policy loans                                   (320)             --              --              --              --
Contract charges                                              (61)            (14)            (16)            (68)            (91)
Contract terminations:
    Surrender benefits                                     (1,486)             --             (22)           (714)           (154)
    Death benefits                                        (32,786)             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          350,064          41,525          46,170         727,053         441,948
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 7UE              8UE             7MC            8MC             7AG
OPERATIONS
Investment income (loss) -- net                      $     (1,682)   $         30    $      4,928    $      5,253    $     (8,391)
Net realized gain (loss) on sales of investments           (4,950)         (3,593)          4,245              12         (41,570)
Distributions from capital gains                               --              --          60,914          44,346              --
Net change in unrealized appreciation or
  depreciation of investments                             (65,133)        (78,570)         24,991          12,265        (366,150)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (71,765)        (82,133)         95,078          61,876        (416,111)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                696,852         820,851         791,735         570,352         671,407
Net transfers(1)                                          319,669         443,179         288,855         315,535         316,616
Transfers for policy loans                                     --          (2,597)             --          (2,287)             --
Annuity payments                                               --              --              --              --          (2,057)
Contract charges                                             (180)           (225)           (109)           (109)           (313)
Contract terminations:
    Surrender benefits                                     (2,071)           (195)         (1,137)         (2,161)        (19,413)
    Death benefits                                             --              --          (3,358)             --            (662)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,014,270       1,261,013       1,075,986         881,330         965,578
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           183,489         241,244         179,780          40,764         467,013
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,125,994    $  1,420,124    $  1,350,844    $    983,970    $  1,016,480
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    202,039         265,501         161,815          36,672         682,087
Contract purchase payments                                834,649         996,309         690,747         490,204       1,229,662
Net transfers(1)                                          387,504         530,359         247,220         272,722         596,820
Transfers for policy loans                                     --          (3,215)             --          (1,945)             --
Contract charges                                             (234)           (290)            (93)            (94)           (796)
Contract terminations:
    Surrender benefits                                     (2,318)           (227)           (944)         (1,813)        (46,016)
    Death benefits                                             --              --          (3,154)             --          (1,410)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,421,640       1,788,437       1,095,591         795,746       2,460,347
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 8AG              7GT            8GT             7IG             8IG
OPERATIONS
Investment income (loss) -- net                      $     (3,497)   $       (943)   $       (145)   $     (2,227)   $        364
Net realized gain (loss) on sales of investments           (3,407)        (11,993)         (2,305)        (38,728)        (19,259)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (226,939)       (117,646)       (134,010)       (302,829)       (193,870)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (233,843)       (130,582)       (136,460)       (343,784)       (212,765)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                335,335         332,191         235,160       1,299,549         954,624
Net transfers(1)                                          261,358         138,058         216,232         565,711         445,588
Transfers for policy loans                                 (1,489)             --             (50)             --           1,191
Annuity payments                                               --              --              --              --              --
Contract charges                                             (400)           (191)           (112)           (326)           (258)
Contract terminations:
    Surrender benefits                                       (990)           (790)         (3,185)         (2,469)         (7,467)
    Death benefits                                             --            (643)             --            (784)         (1,809)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            593,814         468,625         448,045       1,861,681       1,391,869
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           197,631         183,728         154,833         555,678         468,840
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    557,602    $    521,771    $    466,418    $  2,073,575    $  1,647,944
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    288,502         260,195         219,187         639,550         539,331
Contract purchase payments                                600,815         664,781         438,220       1,744,833       1,357,302
Net transfers(1)                                          474,472         268,950         410,380         767,353         609,944
Transfers for policy loans                                 (3,799)             --            (129)             --             760
Contract charges                                           (1,021)           (462)           (274)           (524)           (418)
Contract terminations:
    Surrender benefits                                     (1,287)         (1,803)         (6,700)         (3,349)         (9,853)
    Death benefits                                             --          (1,371)             --          (1,143)         (2,633)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,357,682       1,190,290       1,060,684       3,146,720       2,494,433
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 7IP             8IP             7MG             8MG             7MD
OPERATIONS
Investment income (loss) -- net                      $     (1,390)   $       (735)   $    (12,396)   $     (6,435)   $    (12,799)
Net realized gain (loss) on sales of investments           (2,162)           (243)        (20,680)         (6,956)        (24,340)
Distributions from capital gains                              488             358           9,345           6,139          36,598
Net change in unrealized appreciation or
  depreciation of investments                             (25,661)        (18,573)       (293,871)       (185,993)         10,405
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (28,725)        (19,193)       (317,602)       (193,245)          9,864
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                236,752         217,477       1,225,680         705,635       1,549,077
Net transfers(1)                                          153,072          67,020         670,687         389,512         233,073
Transfers for policy loans                                     --            (896)             --          (3,094)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                              (52)            (23)           (312)           (233)           (372)
Contract terminations:
    Surrender benefits                                         --          (1,858)         (8,873)         (9,976)         (8,258)
    Death benefits                                             --              --            (773)         (2,527)           (941)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            389,772         281,720       1,886,409       1,079,317       1,772,579
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            15,687              --         595,891         604,927         474,172
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    376,734    $    262,527    $  2,164,698    $  1,490,999    $  2,256,615
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     15,610              --         684,730         694,771         526,563
Contract purchase payments                                296,058         273,143       1,725,500       1,045,814       1,867,509
Net transfers(1)                                          186,374          82,023         945,993         578,967         287,887
Transfers for policy loans                                     --            (996)             --          (4,512)             --
Contract charges                                              (68)            (31)           (499)           (375)           (491)
Contract terminations:
    Surrender benefits                                         --          (2,532)        (13,069)        (15,103)         (9,966)
    Death benefits                                             --              --          (1,132)         (3,793)         (1,122)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          497,974         351,607       3,341,523       2,295,769       2,670,380
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  8MD             7IN            8IN             7VS             8VS
OPERATIONS
Investment income (loss) -- net                      $     (9,897)   $     (9,146)   $     (5,562)   $    (16,253)   $     (9,752)
Net realized gain (loss) on sales of investments           (3,855)        (16,958)        (18,103)        (95,434)        (73,995)
Distributions from capital gains                           33,576              --              --         179,245         124,699
Net change in unrealized appreciation or
  depreciation of investments                              17,777        (266,595)       (190,123)       (716,082)       (473,451)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                37,601        (292,699)       (213,788)       (648,524)       (432,499)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,388,934         668,824         639,382       1,477,710       1,394,006
Net transfers(1)                                          487,472         271,412         220,730         414,558         217,796
Transfers for policy loans                                 (1,756)             --          (2,906)             --            (661)
Annuity payments                                               --              --              --              --              --
Contract charges                                             (306)           (421)           (345)           (608)           (646)
Contract terminations:
    Surrender benefits                                     (3,598)         (2,114)         (7,980)        (24,114)         (5,977)
    Death benefits                                         (2,270)         (5,141)             --          (5,508)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,868,476         932,560         848,881       1,862,038       1,604,518
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           431,985         556,368         327,727         918,966         606,620
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  2,338,062    $  1,196,229    $    962,820    $  2,132,480    $  1,778,639
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    479,489         685,793         403,763       1,162,392         766,836
Contract purchase payments                              1,696,386         993,127         953,871       2,356,584       2,346,643
Net transfers(1)                                          593,729         420,740         336,701         634,813         307,745
Transfers for policy loans                                 (2,001)             --          (4,486)             --          (1,020)
Contract charges                                             (405)           (756)           (620)         (1,250)         (1,352)
Contract terminations:
    Surrender benefits                                     (4,668)         (3,207)        (13,491)        (47,021)        (12,183)
    Death benefits                                         (2,764)         (9,039)             --         (10,612)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,759,766       2,086,658       1,675,738       4,094,906       3,406,669
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  7MI             8MI             7SV            8SV             7IT
OPERATIONS
Investment income (loss) -- net                      $     (6,028)   $     (3,474)   $     (9,440)   $     (6,005)   $     (4,184)
Net realized gain (loss) on sales of investments              771             637           3,206           4,137         (10,788)
Distributions from capital gains                           16,257          12,538          12,703          10,972          93,555
Net change in unrealized appreciation or
  depreciation of investments                             135,394          91,708         115,063          94,359        (184,205)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               146,394         101,409         121,532         103,463        (105,622)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                367,619         364,138       1,102,628         985,362         343,875
Net transfers(1)                                          365,761         215,593         632,898         532,428         252,861
Transfers for policy loans                                     --            (591)             --          (5,709)             --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (191)           (143)           (118)           (131)           (144)
Contract terminations:
    Surrender benefits                                     (1,494)         (3,198)         (5,365)         (3,169)           (366)
    Death benefits                                         (3,392)             --              --              --            (842)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            728,303         575,799       1,730,043       1,508,781         595,384
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           207,441         153,232         238,224         213,135         181,347
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,082,138    $    830,440    $  2,089,799    $  1,825,379    $    671,109
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    210,019         155,052         215,271         192,507         225,483
Contract purchase payments                                327,391         310,527         932,331         822,899         484,225
Net transfers(1)                                          320,152         190,505         533,944         455,235         360,903
Transfers for policy loans                                     --            (537)             --          (4,830)             --
Contract charges                                             (163)           (126)           (100)           (111)           (239)
Contract terminations:
    Surrender benefits                                     (1,313)         (2,643)         (4,396)         (2,658)           (583)
    Death benefits                                         (3,324)             --              --              --          (1,252)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          852,762         652,778       1,677,050       1,463,042       1,068,537
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 8IT              7SP            8SP            7AA(1)          8AA(1)
OPERATIONS
Investment income (loss) -- net                      $     (2,516)   $     (5,669)   $     (2,785)   $      2,385    $      5,656
Net realized gain (loss) on sales of investments          (15,851)          1,031          (1,011)         (5,244)         (2,185)
Distributions from capital gains                           85,602              --              --          13,853          23,932
Net change in unrealized appreciation or
  depreciation of investments                            (147,076)         78,650          52,151         (17,248)        (41,451)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (79,841)         74,012          48,355          (6,254)        (14,048)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                371,535         659,540         564,491         290,523         456,997
Net transfers(2)                                           81,728         523,244         283,375         391,533         795,150
Transfers for policy loans                                   (773)             --          (1,492)             --              --
Annuity payments                                               --              --              --              --              --
Contract charges                                             (135)           (106)           (111)             (1)            (24)
Contract terminations:
    Surrender benefits                                       (443)             --          (4,560)             --         (21,462)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            451,912       1,182,678         841,703         682,055       1,230,661
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           152,597         130,823          78,682              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    524,668    $  1,387,513    $    968,740    $    675,801    $  1,216,613
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    189,641         127,656          76,739              --              --
Contract purchase payments                                528,503         616,436         522,784         297,600         472,726
Net transfers(2)                                          117,022         482,746         260,639         400,419         804,488
Transfers for policy loans                                 (1,064)             --          (1,254)             --              --
Contract charges                                             (224)           (102)           (106)             (1)            (26)
Contract terminations:
    Surrender benefits                                       (610)             --          (4,156)             --         (22,143)
    Death benefits                                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          833,268       1,226,736         854,646         698,018       1,255,045
=================================================================================================================================



(1) For the period May 1, 2001 (commencement of operation) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)              7WI(1)           8WI(1)         7SG(1)          8SG(1)
OPERATIONS
Investment income (loss) -- net                      $       (298)   $       (199)   $       (514)   $       (382)
Net realized gain (loss) on sales of investments              (12)            (19)         (1,553)            (51)
Distributions from capital gains                               --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (1,707)         (3,881)         11,511           1,924
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (2,017)         (4,099)          9,444           1,491
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 46,821          42,631         173,433         114,645
Net transfers(2)                                           42,165          19,755          25,854          16,319
Transfers for policy loans                                     --              --              --            (570)
Annuity payments                                               --              --              --              --
Contract charges                                               --              --              (4)             (3)
Contract terminations:
    Surrender benefits                                         --              --              --              --
    Death benefits                                             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             88,986          62,386         199,283         130,391
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $     86,969    $     58,287    $    208,727    $    131,882
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         --              --              --              --
Contract purchase payments                                 52,011          43,685         193,220         122,565
Net transfers(2)                                           44,715          21,059          28,891          17,660
Transfers for policy loans                                     --              --              --            (584)
Contract charges                                               --              --              (5)             (3)
Contract terminations:
    Surrender benefits                                         --              --              --              --
    Death benefits                                             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           96,726          64,744         222,106         139,638
=================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                 SHARES
--------------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               58,656
BC8                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               79,600
BD7                  AXP(R) Variable Portfolio - Bond Fund(1)                                          809,378
BD8                  AXP(R) Variable Portfolio - Bond Fund(1)                                          836,695
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                                  16,330
CR8                  AXP(R) Variable Portfolio - Capital Resource Fund                                  12,896

CM7                  AXP(R) Variable Portfolio - Cash Management Fund                               12,125,087
CM8                  AXP(R) Variable Portfolio - Cash Management Fund                               16,404,516
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                        252,751
DE8                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                        238,384
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                                  22,521
EM8                  AXP(R) Variable Portfolio - Emerging Markets Fund                                  17,287

ES7                  AXP(R) Variable Portfolio - Equity Select Fund                                     40,530
ES8                  AXP(R) Variable Portfolio - Equity Select Fund                                     33,968
EI7                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                  941,696
EI8                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                  811,260
FI7                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                857,845
FI8                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                935,457

GB7                  AXP(R) Variable Portfolio - Global Bond Fund                                      222,214
GB8                  AXP(R) Variable Portfolio - Global Bond Fund                                      152,326
GR7                  AXP(R) Variable Portfolio - Growth Fund                                           218,953
GR8                  AXP(R) Variable Portfolio - Growth Fund                                           258,297
IE7                  AXP(R) Variable Portfolio - International Fund                                     39,180
IE8                  AXP(R) Variable Portfolio - International Fund                                     15,157

MF7                  AXP(R) Variable Portfolio - Managed Fund                                          110,107
MF8                  AXP(R) Variable Portfolio - Managed Fund                                           68,259
ND7                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                553,509
ND8                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                596,964
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                    381,275
IV8                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                    405,498

SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                               82,774
SC8                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                               76,010
SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                               90,452
SA8                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                               74,899
7CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                41,493
8CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                24,649

7CD                  AIM V.I. Capital Development Fund, Series I Shares                                 53,703
8CD                  AIM V.I. Capital Development Fund, Series I Shares                                 55,275
7IF                  American Century(R) VP International, Class I                                     148,919
8IF                  American Century(R) VP International, Class I                                     104,452
7VA                  American Century(R) VP Value, Class I                                             238,397
8VA                  American Century(R) VP Value, Class I                                             213,823

7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                           154,093
8SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                           173,552
7EG                  Credit Suisse Trust - Emerging Growth Portfolio                                    31,021
8EG                  Credit Suisse Trust - Emerging Growth Portfolio                                    22,151
7GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                           226,631
8GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                           186,543


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                  SHARES
--------------------------------------------------------------------------------------------------------------
7MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                   147,943
8MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                   135,363
7OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                   50,131
8OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                   43,068
7RE                  FTVIPT Franklin Real Estate Fund - Class 2                                        166,356
8RE                  FTVIPT Franklin Real Estate Fund - Class 2                                        163,630

7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         112,740
8SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         153,171
7TF                  FTVIPT Templeton Foreign Securities Fund - Class 2(4)                               8,156
8TF                  FTVIPT Templeton Foreign Securities Fund - Class 2(4)                              18,092
7SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   60,333
8SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   38,180

7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       166,128
8UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       192,931
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                              263,116
8MC                  Goldman Sachs VIT Mid Cap Value Fund                                              251,316
7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                    135,850
8GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                    128,053

7IG                  Janus Aspen Series International Growth Portfolio: Service Shares                 119,293
8IG                  Janus Aspen Series International Growth Portfolio: Service Shares                 109,422
7AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        43,466
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
8AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        24,324
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

7IP                  Lazard Retirement International Equity Portfolio                                   58,926
8IP                  Lazard Retirement International Equity Portfolio                                   63,384
7MG                  MFS(R) Investors Growth Stock Series - Service Class                              281,003
8MG                  MFS(R) Investors Growth Stock Series - Service Class                              274,854
7MD                  MFS(R) New Discovery Series - Service Class                                       219,022
8MD                  MFS(R) New Discovery Series - Service Class                                       245,399

7IN                  Putnam VT International New Opportunities Fund - Class IB Shares                  101,015
8IN                  Putnam VT International New Opportunities Fund - Class IB Shares                   97,813
7VS                  Putnam VT Vista Fund - Class IB Shares                                            159,520
8VS                  Putnam VT Vista Fund - Class IB Shares                                            162,326
7MI                  Royce Micro-Cap Portfolio                                                         135,476
8MI                  Royce Micro-Cap Portfolio                                                         114,195

7SV                  Third Avenue Value Portfolio                                                      134,352
8SV                  Third Avenue Value Portfolio                                                      120,415
7IT                  Wanger International Small Cap                                                     82,895
8IT                  Wanger International Small Cap                                                     78,308
7SP                  Wanger U.S. Smaller Companies                                                     180,943
8SP                  Wanger U.S. Smaller Companies                                                     148,753

7AA                  Wells Fargo VT Asset Allocation Fund                                              139,256
8AA                  Wells Fargo VT Asset Allocation Fund                                              176,220
7WI                  Wells Fargo VT International Equity Fund                                           44,596
8WI                  Wells Fargo VT International Equity Fund                                           55,002
7SG                  Wells Fargo VT Small Cap Growth Fund                                               96,813
8SG                  Wells Fargo VT Small Cap Growth Fund                                               69,799



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% or 0.95% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first seven payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                               1.170% to 1.095%

AXP(R) Variable Portfolio - Equity Select Fund                                  0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                  0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                                    MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 0.08%                         0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                     N/A                          0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                         0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                    0.12%                         0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.12%                         0.12%
AXP(R) Variable Portfolio - Growth Fund                                              0.12%                         0.12%
AXP(R) Variable Portfolio - International Fund                                        N/A                          0.12%
AXP(R) Variable Portfolio - Managed Fund                                              N/A                          0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    N/A                          0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.12%                         0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  N/A                          0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                               0.100% to 0.050%

AXP(R) Variable Portfolio - Equity Select Fund                                  0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                  0.060% to 0.035%

AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                     PURCHASES
--------------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                          $   267,310
BC8                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              315,712
BD7                  AXP(R) Variable Portfolio - Bond Fund                                           5,495,020
BD8                  AXP(R) Variable Portfolio - Bond Fund                                           5,585,676
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                                 202,915
CR8                  AXP(R) Variable Portfolio - Capital Resource Fund                                 332,821'

CM7                  AXP(R) Variable Portfolio - Cash Management Fund                               12,384,833
CM8                  AXP(R) Variable Portfolio - Cash Management Fund                               16,830,333
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                      1,508,365
DE8                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                      1,249,767
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                                  88,712
EM8                  AXP(R) Variable Portfolio - Emerging Markets Fund                                  51,511

ES7                  AXP(R) Variable Portfolio - Equity Select Fund                                    359,615
ES8                  AXP(R) Variable Portfolio - Equity Select Fund                                    270,505
EI7                  AXP(R) Variable Portfolio - Extra Income Fund                                   3,352,138
EI8                  AXP(R) Variable Portfolio - Extra Income Fund                                   3,232,400
FI7                  AXP(R) Variable Portfolio - Federal Income Fund                                 5,541,116
FI8                  AXP(R) Variable Portfolio - Federal Income Fund                                 8,827,952

GB7                  AXP(R) Variable Portfolio - Global Bond Fund                                    1,247,871
GB8                  AXP(R) Variable Portfolio - Global Bond Fund                                    1,175,449
GR7                  AXP(R) Variable Portfolio - Growth Fund                                           252,345
GR8                  AXP(R) Variable Portfolio - Growth Fund                                           651,736
IE7                  AXP(R) Variable Portfolio - International Fund                                     79,720
IE8                  AXP(R) Variable Portfolio - International Fund                                     48,262

MF7                  AXP(R) Variable Portfolio - Managed Fund                                          699,131
MF8                  AXP(R) Variable Portfolio - Managed Fund                                          655,464
ND7                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              3,109,812
ND8                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              4,549,470
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                  1,634,275
IV8                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                  1,421,806

SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                              431,086
SC8                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                              526,684
SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                              213,600
SA8                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                              203,272
7CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                               136,277
8CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                69,745

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                     PURCHASES
--------------------------------------------------------------------------------------------------------------
7CD                  AIM V.I. Capital Development Fund, Series I Shares                             $   48,212
8CD                  AIM V.I. Capital Development Fund, Series I Shares                                175,065
7IF                  American Century(R) VP International, Class I                                     224,330
8IF                  American Century(R) VP International, Class I                                     184,108
7VA                  American Century(R) VP Value, Class I                                             711,701
8VA                  American Century(R) VP Value, Class I                                             528,747

7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                           153,515
8SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                           243,342
7EG                  Credit Suisse Trust - Emerging Growth Portfolio                                    32,278
8EG                  Credit Suisse Trust - Emerging Growth Portfolio                                    39,958
7GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                           614,303
8GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                           631,807

7MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                   724,876
8MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                   651,746
7OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                  138,877
8OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                  114,326
7RE                  FTVIPT Franklin Real Estate Fund - Class 2                                      1,812,094
8RE                  FTVIPT Franklin Real Estate Fund - Class 2                                      2,323,040

7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         827,602
8SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       1,291,385
7TF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                 95,885
8TF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                195,715
7SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   70,269
8SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   61,381

7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       843,598
8UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       730,791
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                            1,905,678
8MC                  Goldman Sachs VIT Mid Cap Value Fund                                            2,010,185
7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                    150,710
8GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                    103,653

7IG                  Janus Aspen Series International Growth Portfolio: Service Shares               1,091,495
8IG                  Janus Aspen Series International Growth Portfolio: Service Shares               1,173,292
7AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                       113,339
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
8AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        82,449
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

7IP                  Lazard Retirement International Equity Portfolio                                  300,938
8IP                  Lazard Retirement International Equity Portfolio                                  373,518
7MG                  MFS(R) Investors Growth Stock Series - Service Class                            1,070,172
8MG                  MFS(R) Investors Growth Stock Series - Service Class                            1,359,710
7MD                  MFS(R) New Discovery Series - Service Class                                     1,382,612
8MD                  MFS(R) New Discovery Series - Service Class                                     1,695,013

7IN                  Putnam VT International New Opportunities Fund - Class IB Shares                  163,003
8IN                  Putnam VT International New Opportunities Fund - Class IB Shares                  152,471
7VS                  Putnam VT Vista Fund - Class IB Shares                                            270,808
8VS                  Putnam VT Vista Fund - Class IB Shares                                            326,177
7MI                  Royce Micro-Cap Portfolio                                                         368,965
8MI                  Royce Micro-Cap Portfolio                                                         372,620

7SV                  Third Avenue Value Portfolio                                                      699,280
8SV                  Third Avenue Value Portfolio                                                      417,875
7IT                  Wanger International Small Cap                                                    720,541
8IT                  Wanger International Small Cap                                                    740,044
7SP                  Wanger U.S. Smaller Companies                                                   2,786,159
8SP                  Wanger U.S. Smaller Companies                                                   2,210,250

7AA                  Wells Fargo VT Asset Allocation Fund                                            1,321,601
8AA                  Wells Fargo VT Asset Allocation Fund                                            1,185,645
7WI                  Wells Fargo VT International Equity Fund                                          273,581
8WI                  Wells Fargo VT International Equity Fund                                          348,130
7SG                  Wells Fargo VT Small Cap Growth Fund                                              581,224
8SG                  Wells Fargo VT Small Cap Growth Fund                                              434,420


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                               BC7             BC8             BD7            BD8            CR7
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.90     $      0.90     $      1.02    $      1.02    $      0.88
At Dec. 31, 2001                           $      0.74     $      0.75     $      1.09    $      1.09    $      0.71
At Dec. 31, 2002                           $      0.57     $      0.57     $      1.14    $      1.14    $      0.55
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   827             653           4,119          3,860            326
At Dec. 31, 2002                                   646             873           7,278          7,749            450
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       616     $       487     $     4,484    $     4,216    $       232
At Dec. 31, 2002                           $       368     $       500     $     8,283    $     8,865    $       254
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.76%           0.74%           6.33%          6.33%          0.38%
For the year ended Dec. 31, 2002                  0.77%           0.82%           5.10%          5.08%          0.55%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.78%)        (16.67%)          6.86%          6.86%        (19.32%)
For the year ended Dec. 31, 2002                (22.97%)        (24.00%)          4.59%          4.59%        (22.54%)
--------------------------------------------------------------------------------------------------------------------

                                               CR8             CM7             CM8            DE7            DE8
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.88     $      1.01     $      1.01    $      1.00    $      1.00
At Dec. 31, 2001                           $      0.71     $      1.04     $      1.04    $      1.01    $      1.01
At Dec. 31, 2002                           $      0.55     $      1.04     $      1.04    $      0.81    $      0.81
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   339          13,646          14,112          1,303          1,089
At Dec. 31, 2002                                   363          12,020          15,264          2,480          2,358
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       241     $    14,167     $    14,687    $     1,313    $     1,099
At Dec. 31, 2002                           $       200     $    12,505     $    15,951    $     2,015    $     1,913
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.35%           3.28%           3.29%          1.31%          1.41%
For the year ended Dec. 31, 2002                  0.53%           1.17%           1.16%          1.59%          1.63%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (19.32%)          2.97%           2.97%          1.00%          1.00%
For the year ended Dec. 31, 2002                (22.54%)          0.00%           0.00%        (19.80%)       (19.80%)
--------------------------------------------------------------------------------------------------------------------

                                               EM7             EM8            ES7(4)         ES8(4)          EI7
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.88     $      0.88     $        --    $        --    $      0.93
At Dec. 31, 2001                           $      0.86     $      0.87     $      0.99    $      1.00    $      0.97
At Dec. 31, 2002                           $      0.81     $      0.81     $      0.85    $      0.85    $      0.90
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   107             100             184             86          3,548
At Dec. 31, 2002                                   195             149             401            351          5,961
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        93     $        87     $       183    $        86    $     3,440
At Dec. 31, 2002                           $       158     $       121     $       356    $       299    $     5,353
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.03%           0.02%             --             --          10.81%
For the year ended Dec. 31, 2002                    --              --              --             --           7.70%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.27%)         (1.14%)         (1.00%)         0.00%          4.30%
For the year ended Dec. 31, 2002                 (5.81%)         (6.90%)        (14.14%)       (15.00%)        (7.22%)
--------------------------------------------------------------------------------------------------------------------

                                               EI8             FI7            FI8             GB7            GB8
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.93     $      1.03     $      1.03    $      1.05    $      1.05
At Dec. 31, 2001                           $      0.97     $      1.08     $      1.09    $      1.05    $      1.05
At Dec. 31, 2002                           $      0.90     $      1.14     $      1.14    $      1.20    $      1.20
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,596           4,050           2,737          1,001            529
At Dec. 31, 2002                                 5,182           8,010           8,720          1,944          1,346
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     2,517     $     4,387     $     2,972    $     1,054    $       558
At Dec. 31, 2002                           $     4,665     $     9,093     $     9,942    $     2,330    $     1,619
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 10.78%           4.51%           4.49%          4.05%          4.16%
For the year ended Dec. 31, 2002                  7.64%           2.85%           2.91%          4.75%          4.73%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  4.30%           4.85%           5.83%          0.00%          0.00%
For the year ended Dec. 31, 2002                 (7.22%)          5.56%           4.59%         14.29%         14.29%
--------------------------------------------------------------------------------------------------------------------

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

                                               GR7             GR8             IE7            IE8            MF7
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.77     $      0.77     $      0.91    $      0.91    $      0.95
At Dec. 31, 2001                           $      0.53     $      0.53     $      0.64    $      0.64    $      0.84
At Dec. 31, 2002                           $      0.39     $      0.39     $      0.52    $      0.52    $      0.73
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,826           2,185             455            182          1,468
At Dec. 31, 2002                                 2,674           3,200             495            191          1,811
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,492     $     1,157     $       291    $       117    $     1,235
At Dec. 31, 2002                           $     1,033     $     1,242     $       256    $        99    $     1,318
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            1.26%          1.31%          2.56%
For the year ended Dec. 31, 2002                  0.07%           0.08%           0.99%          0.98%          2.65%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (31.17%)        (31.17%)        (29.67%)       (29.67%)       (11.58%)
For the year ended Dec. 31, 2002                (26.42%)        (26.42%)        (18.75%)       (18.75%)       (13.10%)
--------------------------------------------------------------------------------------------------------------------

                                               MF8             ND7             ND8            IV7            IV8
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.95     $      0.89     $      0.89    $      0.92    $      0.92
At Dec. 31, 2001                           $      0.84     $      0.74     $      0.74    $      0.80    $      0.80
At Dec. 31, 2002                           $      0.73     $      0.57     $      0.57    $      0.61    $      0.61
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   988           8,744           6,990          1,886          2,214
At Dec. 31, 2002                                 1,122          11,893          12,999          3,742          3,963
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       833     $     6,482     $     5,167    $     1,501    $     1,766
At Dec. 31, 2002                           $       817     $     6,827     $     7,449    $     2,289    $     2,435
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  2.61%           0.28%           0.29%          1.00%          1.01%
For the year ended Dec. 31, 2002                  2.60%           0.51%           0.52%          1.00%          0.99%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (11.58%)        (16.85%)        (16.85%)       (13.04%)       (13.04%)
For the year ended Dec. 31, 2002                (13.10%)        (22.97%)        (22.97%)       (23.75%)       (23.75%)
--------------------------------------------------------------------------------------------------------------------

                                               SC7             SC8             SA7            SA8            7CA
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.95     $      0.95     $      0.72    $      0.72    $      0.78
At Dec. 31, 2001                           $      0.88     $      0.88     $      0.48    $      0.48    $      0.59
At Dec. 31, 2002                           $      0.72     $      0.72     $      0.32    $      0.33    $      0.44
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   599             440           2,100          1,186          1,628
At Dec. 31, 2002                                   998             913           1,548          1,307          1,542
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       525     $       386     $     1,010    $       572    $       960
At Dec. 31, 2002                           $       718     $       660     $       502    $       425    $       682
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            0.22%          0.22%            --
For the year ended Dec. 31, 2002                    --              --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (7.37%)         (7.37%)        (33.33%)       (33.33%)       (24.36%)
For the year ended Dec. 31, 2002                (18.18%)        (18.18%)        (33.33%)       (31.25%)       (25.42%)
--------------------------------------------------------------------------------------------------------------------

                                               8CA             7CD             8CD            7IF            8IF
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.78     $      0.94     $      0.94    $      0.94    $      0.95
At Dec. 31, 2001                           $      0.59     $      0.86     $      0.86    $      0.66    $      0.66
At Dec. 31, 2002                           $      0.44     $      0.67     $      0.67    $      0.52    $      0.53
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   897           1,015             716          1,421          1,028
At Dec. 31, 2002                                   912             754             772          1,484          1,036
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       531     $       872     $       617    $       942    $       683
At Dec. 31, 2002                           $       405     $       504     $       519    $       776    $       544
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --           0.04%          0.06%
For the year ended Dec. 31, 2002                    --              --              --           0.77%          0.78%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (24.36%)         (8.51%)         (8.51%)       (29.79%)       (30.53%)
For the year ended Dec. 31, 2002                (25.42%)        (22.09%)        (22.09%)       (21.21%)       (19.70%)
--------------------------------------------------------------------------------------------------------------------

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

                                               7VA             8VA             7SR            8SR            7EG
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.13     $      1.13     $      0.93    $      0.93    $      0.85
At Dec. 31, 2001                           $      1.26     $      1.26     $      0.86    $      0.86    $      0.71
At Dec. 31, 2002                           $      1.09     $      1.10     $      0.74    $      0.75    $      0.50
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,354             924             289            124            669
At Dec. 31, 2002                                 1,337           1,194             311            348            476
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,707     $     1,167     $       248    $       106    $       473
At Dec. 31, 2002                           $     1,459     $     1,309     $       231    $       260    $       236
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.25%           0.11%          11.29%         10.25%            --
For the year ended Dec. 31, 2002                  0.88%           0.81%           2.50%          3.70%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 11.50%          11.50%          (7.53%)        (7.53%)       (16.47%)
For the year ended Dec. 31, 2002                (13.49%)        (12.70%)        (13.95%)       (12.79%)       (29.58%)
--------------------------------------------------------------------------------------------------------------------

                                               8EG             7GI             8GI            7MP            8MP
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.85     $      0.95     $      0.95    $      1.00    $      1.00
At Dec. 31, 2001                           $      0.71     $      0.86     $      0.86    $      0.96    $      0.96
At Dec. 31, 2002                           $      0.50     $      0.71     $      0.71    $      0.85    $      0.86
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   410           3,397           2,740          3,118          2,533
At Dec. 31, 2002                                   338           3,442           2,833          3,017          2,759
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       291     $     2,914     $     2,356    $     2,991    $     2,426
At Dec. 31, 2002                           $       168     $     2,448     $     2,015    $     2,583    $     2,363
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            0.38%           0.38%            --             --
For the year ended Dec. 31, 2002                    --            1.26%           1.27%          0.86%          0.83%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (16.47%)         (9.47%)         (9.47%)        (4.00%)        (4.00%)
For the year ended Dec. 31, 2002                (29.58%)        (17.44%)        (17.44%)       (11.46%)       (10.42%)
--------------------------------------------------------------------------------------------------------------------

                                               7OS             8OS             7RE            8RE            7SI
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.92     $      0.92     $      1.04    $      1.04    $      1.08
At Dec. 31, 2001                           $      0.71     $      0.72     $      1.11    $      1.11    $      1.22
At Dec. 31, 2002                           $      0.56     $      0.57     $      1.12    $      1.12    $      1.10
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,046             763           1,215          1,003            410
At Dec. 31, 2002                                   973             832           2,650          2,603            986
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       747     $       546     $     1,345    $     1,112    $       502
At Dec. 31, 2002                           $       548     $       471     $     2,974    $     2,926    $     1,083
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  1.60%           2.05%           3.69%          3.37%          0.39%
For the year ended Dec. 31, 2002                  0.71%           0.69%           2.71%          2.62%          0.39%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (22.83%)        (21.74%)          6.73%          6.73%         12.96%
For the year ended Dec. 31, 2002                (21.13%)        (20.83%)          0.90%          0.90%         (9.84%)
--------------------------------------------------------------------------------------------------------------------

                                               8SI            7TF(5)          8TF(5)          7SE            8SE
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.09              --              --    $      0.96    $      0.96
At Dec. 31, 2001                           $      1.23              --              --    $      1.00    $      1.00
At Dec. 31, 2002                           $      1.10     $      0.84     $      0.84    $      0.84    $      0.84
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   350              --              --            727            442
At Dec. 31, 2002                                 1,333              92             203            661            417
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       429              --              --    $       724    $       441
At Dec. 31, 2002                           $     1,472     $        77     $       170    $       554    $       351
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.32%             --              --           0.46%          0.47%
For the year ended Dec. 31, 2002                  0.32%           2.13%           1.26%          0.26%          0.26%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%             --              --           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 12.84%             --              --           4.17%          4.17%
For the year ended Dec. 31, 2002                (10.57%)        (16.00%)        (16.00%)       (16.00%)       (16.00%)
--------------------------------------------------------------------------------------------------------------------

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

                                               7UE             8UE             7MC            8MC            7GT
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.91     $      0.91     $      1.11    $      1.11    $      0.71
At Dec. 31, 2001                           $      0.79     $      0.79     $      1.23    $      1.24    $      0.44
At Dec. 31, 2002                           $      0.61     $      0.62     $      1.16    $      1.17    $      0.26
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,422           1,788           1,096            796          1,190
At Dec. 31, 2002                                 2,301           2,661           2,398          2,280          1,276
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,126     $     1,420     $     1,351    $       984    $       522
At Dec. 31, 2002                           $     1,410     $     1,638     $     2,792    $     2,666    $       327
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.71%           0.75%           1.64%          1.94%          0.66%
For the year ended Dec. 31, 2002                  0.70%           0.68%           1.34%          1.57%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (13.19%)        (13.19%)         10.81%         11.71%        (38.03%)
For the year ended Dec. 31, 2002                (22.78%)        (21.52%)         (5.69%)        (5.65%)       (40.91%)
--------------------------------------------------------------------------------------------------------------------

                                               8GT             7IG             8IG            7AG            8AG
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.71     $      0.87     $      0.87    $      0.68    $      0.69
At Dec. 31, 2001                           $      0.44     $      0.66     $      0.66    $      0.41    $      0.41
At Dec. 31, 2002                           $      0.26     $      0.48     $      0.49    $      0.29    $      0.29
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,061           3,147           2,494          2,460          1,358
At Dec. 31, 2002                                 1,198           4,229           3,862          2,305          1,297
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       466     $     2,074     $     1,648    $     1,016    $       558
At Dec. 31, 2002                           $       309     $     2,049     $     1,880    $       679    $       380
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.70%           0.79%           0.78%            --             --
For the year ended Dec. 31, 2002                    --            0.69%           0.70%            --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (38.03%)        (24.14%)        (24.14%)       (39.71%)       (40.58%)
For the year ended Dec. 31, 2002                (40.91%)        (27.27%)        (25.76%)       (29.27%)       (29.27%)
--------------------------------------------------------------------------------------------------------------------


                                               7IP             8IP             7MG            8MG           7MD
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.01     $      1.00     $      0.87    $      0.87    $      0.90
At Dec. 31, 2001                           $      0.76     $      0.75     $      0.65    $      0.65    $      0.85
At Dec. 31, 2002                           $      0.67     $      0.66     $      0.46    $      0.47    $      0.57
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   498             352           3,342          2,296          2,670
At Dec. 31, 2002                                   714             777           4,234          4,123          3,982
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       377     $       263     $     2,165    $     1,491    $     2,257
At Dec. 31, 2002                           $       478     $       514     $     1,964    $     1,921    $     2,273
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.01%           0.01%           0.06%          0.05%            --
For the year ended Dec. 31, 2002                  0.09%           0.09%             --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (24.75%)        (25.00%)        (25.29%)       (25.29%)        (5.56%)
For the year ended Dec. 31, 2002                (11.84%)        (12.00%)        (29.23%)       (27.69%)       (32.94%)
--------------------------------------------------------------------------------------------------------------------

                                               8MD             7IN             8IN            7VS            8VS
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.90     $      0.81     $      0.81    $      0.79    $      0.79
At Dec. 31, 2001                           $      0.85     $      0.57     $      0.57    $      0.52    $      0.52
At Dec. 31, 2002                           $      0.57     $      0.49     $      0.49    $      0.36    $      0.36
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,760           2,087           1,676          4,095          3,407
At Dec. 31, 2002                                 4,442           1,724           1,662          3,507          3,552
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     2,338     $     1,196     $       963    $     2,132    $     1,779
At Dec. 31, 2002                           $     2,547     $       845     $       819    $     1,255    $     1,278
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --            0.69%           0.64%            --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (5.56%)        (29.63%)        (29.63%)       (34.18%)       (34.18%)
For the year ended Dec. 31, 2002                (32.94%)        (14.04%)        (14.04%)       (30.77%)       (30.77%)
--------------------------------------------------------------------------------------------------------------------

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

                                               7MI             8MI             7SV            8SV            7IT
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.99     $      0.99     $      1.11    $      1.11    $      0.80
At Dec. 31, 2001                           $      1.27     $      1.27     $      1.25    $      1.25    $      0.63
At Dec. 31, 2002                           $      1.10     $      1.10     $      1.10    $      1.11    $      0.54
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   853             653           1,677          1,463          1,069
At Dec. 31, 2002                                   940             789           1,828          1,631          2,052
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,082     $       830     $     2,090    $     1,825    $       671
At Dec. 31, 2002                           $     1,030     $       868     $     2,014    $     1,805    $     1,100
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            0.16%          0.16%            --
For the year ended Dec. 31, 2002                    --              --            0.20%          0.20%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 28.28%          28.28%          12.61%         12.61%        (21.25%)
For the year ended Dec. 31, 2002                (13.39%)        (13.39%)        (12.00%)       (11.20%)       (14.29%)
--------------------------------------------------------------------------------------------------------------------

                                               8IT             7SP             8SP           7AA(4)         8AA(4)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.80     $      1.02     $      1.03             --             --
At Dec. 31, 2001                           $      0.63     $      1.13     $      1.13    $      0.97    $      0.97
At Dec. 31, 2002                           $      0.54     $      0.93     $      0.94    $      0.84    $      0.84
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   833           1,227             855            698          1,255
At Dec. 31, 2002                                 1,930           3,595           2,942          1,735          2,188
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       525     $     1,388     $       969    $       676    $     1,217
At Dec. 31, 2002                           $     1,039     $     3,349     $     2,753    $     1,450    $     1,834
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            0.03%           0.03%          0.87%          0.84%
For the year ended Dec. 31, 2002                    --              --              --           2.19%          2.17%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (21.25%)         10.78%           9.71%         (3.00%)        (3.00%)
For the year ended Dec. 31, 2002                (14.29%)        (17.70%)        (16.81%)       (13.40%)       (13.40%)
--------------------------------------------------------------------------------------------------------------------

                                              7WI(4)          8WI(4)          7SG(4)         8SG(4)
                                           ----------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --
At Dec. 31, 2001                           $      0.90     $      0.90     $      0.94    $      0.94
At Dec. 31, 2002                           $      0.69     $      0.69     $      0.58    $      0.58
-----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    97              65             222            140
At Dec. 31, 2002                                   375             461             816            587
-----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        87     $        58     $       209    $       132
At Dec. 31, 2002                           $       257     $       317     $       470    $       339
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.02%           0.02%             --             --
For the year ended Dec. 31, 2002                  0.22%           0.20%             --             --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (10.00%)        (10.00%)         (6.00%)        (6.00%)
For the year ended Dec. 31, 2002                (23.33%)        (23.33%)        (38.30%)       (38.30%)
-----------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on March 1, 2002.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========

                                                              S-6471-20 E (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R)

                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT

                       ADVISOR SELECT(R) VARIABLE ANNUITY

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   MAY 1, 2003


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 47
Rating Agencies                                                            p. 48
Principal Underwriter                                                      p. 48
Independent Auditors                                                       p. 48
Financial Statements


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                                (28.34%)         (24.57%)
BD7          Bond Fund (9/00; 10/81)                                                  (2.36)            2.77
CR7          Capital Resource Fund (9/00; 10/81)                                     (27.75)          (25.84)
CM7          Cash Management Fund (9/00; 10/81)                                       (6.38)           (1.32)
DE7          Diversified Equity Income Fund (9/00; 9/99)                             (24.99)          (11.87)
EM7          Emerging Markets Fund (9/00; 5/00)                                      (12.47)          (11.88)
ES7          Equity Select Fund (5/01; 5/01)                                         (20.13)          (13.59)
EI7          Extra Income Fund (9/00; 5/96)                                          (13.45)           (7.58)
FI7          Federal Income Fund (9/00; 9/99)                                         (2.09)            2.64
GB7          Global Bond Fund (9/00; 5/96)                                             6.59             5.25
GR7          Growth Fund (9/00; 9/99)                                                (31.50)          (36.57)
IE7          International Fund (9/00; 1/92)                                         (24.26)          (27.71)
MF7          Managed Fund (9/00; 4/86)                                               (19.36)          (16.03)
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                     (27.63)          (24.56)
SV7          Partners Small Cap Value Fund (8/01; 8/01)                              (18.63)           (9.88)
IV7          S&P 500 Index Fund (9/00; 5/00)                                         (28.11)          (22.19)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                   (23.17)          (16.35)
ST7          Stock Fund (8/01; 8/01)                                                 (26.71)          (22.27)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                   (36.89)          (41.36)
            AIM V.I
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                        (30.04)          (24.56)
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                        (27.36)          (22.27)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                               (27.97)          (23.44)
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                               (12.39)          (10.95)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                              (26.41)          (24.29)
7AV          VP Value, Class II (8/01; 5/96)(5)                                      (19.26)          (12.37)
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                  (18.69)          (15.09)
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                           (28.30)          (24.49)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                        (22.97)          (17.52)
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                      (16.69)          (10.26)
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                      (26.30)          (23.12)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (28.34%)         --%          --%        (14.59%)
BD7          Bond Fund (9/00; 10/81)                                                (2.36)        2.15         5.66           8.71
CR7          Capital Resource Fund (9/00; 10/81)                                   (27.75)       (6.18)        2.51           8.83
CM7          Cash Management Fund (9/00; 10/81)                                     (6.38)        1.91         2.99           4.84
DE7          Diversified Equity Income Fund (9/00; 9/99)                           (24.99)          --           --          (7.28)
EM7          Emerging Markets Fund (9/00; 5/00)                                    (12.47)          --           --         (16.37)
ES7          Equity Select Fund (5/01; 5/01)                                       (20.13)          --           --         (13.59)
EI7          Extra Income Fund (9/00; 5/96)                                        (13.45)       (4.11)          --          (0.31)
FI7          Federal Income Fund (9/00; 9/99)                                       (2.09)          --           --           3.43
GB7          Global Bond Fund (9/00; 5/96)                                           6.59         2.26           --           3.56
GR7          Growth Fund (9/00; 9/99)                                              (31.50)          --           --         (21.60)
IE7          International Fund (9/00; 1/92)                                       (24.26)       (7.90)        0.64           0.36
MF7          Managed Fund (9/00; 4/86)                                             (19.36)       (1.91)        5.23           7.33
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (27.63)       (2.03)          --           3.58
SV7          Partners Small Cap Value Fund (8/01; 8/01)                            (18.63)          --           --          (9.88)
IV7          S&P 500 Index Fund (9/00; 5/00)                                       (28.11)          --           --         (19.81)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                 (23.17)          --           --          (5.48)
ST7          Stock Fund (8/01; 8/01)                                               (26.71)          --           --         (22.27)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                 (36.89)      (10.24)        0.46           1.12
            AIM V.I
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (30.04)       (4.38)          --           5.97
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (27.36)          --           --          (3.48)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (27.97)        1.35         9.78           8.88
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                             (12.39)          --           --          (8.74)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                            (26.41)       (5.03)          --           0.96
7AV          VP Value, Class II (8/01; 5/96)(5)                                    (19.26)        1.65           --           6.85
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                (18.69)       (1.49)        5.30           6.55
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (28.30)          --           --          (3.90)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (22.97)       (1.62)          --           3.36
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (16.69)          --           --          13.25
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (26.30)       (6.13)        3.34           2.91


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR       COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                      (5.55%)           1.84%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                                 (15.99)            0.99
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                                (18.34)          (16.09)
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                  (27.63)          (22.11)
7MC          Mid Cap Value Fund (9/00; 5/98)                                         (11.78)            3.77
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                              (36.84)          (31.49)
7FS          Financial Services Fund (8/01; 9/99)                                    (20.92)          (17.98)
7TC          Technology Fund (8/01; 5/97)                                            (50.61)          (45.02)
7TL          Telecommunications Fund (8/01; 9/99)                                    (54.26)          (50.76)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                          (45.16)          (47.16)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                          (31.19)          (29.84)
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                             (17.32)          (19.18)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                          (32.99)          (31.18)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                          (36.75)          (24.52)
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                       (28.55)          (27.88)
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                        (22.24)          (18.28)
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                       (25.02)          (20.87)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                        (26.20)          (21.55)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                        (23.74)          (20.61)
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                        (35.65)          (38.69)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                          (32.28)          (25.58)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS     10 YEARS    COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     (5.55%)      0.25%        8.70%          8.28%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                                (15.99)         --           --          (1.78)
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                               (18.34)       1.77           --           4.85
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                 (27.63)         --           --          (4.55)
7MC          Mid Cap Value Fund (9/00; 5/98)                                        (11.78)         --           --           1.67
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                             (36.84)      (5.46)          --          (4.47)
7FS          Financial Services Fund (8/01; 9/99)                                   (20.92)         --           --          (0.99)
7TC          Technology Fund (8/01; 5/97)                                           (50.61)      (8.36)          --          (5.19)
7TL          Telecommunications Fund (8/01; 9/99)                                   (54.26)         --           --         (34.63)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                         (45.16)         --           --         (40.01)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                         (31.19)      (2.10)          --           6.87
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                            (17.32)         --           --          (6.26)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                         (32.99)         --           --         (11.34)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                         (36.75)         --           --           0.25
7UT          Utilities Series - Service Class (8/01; 1/95)                          (28.55)      (2.81)          --           7.55
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                       (22.24)      (0.25)          --           8.70
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                      (25.02)         --           --         (10.84)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                       (26.20)         --           --          (3.63)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                       (23.74)       0.14           --           2.62
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                       (35.65)      (6.21)          --          (1.90)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                         (32.28)       0.35         9.06           9.91


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR       COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                    (20.20%)         (26.62%)
7SP          U.S. Smaller Companies (9/00; 5/95)                                     (22.94)           (6.16)
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                  (19.29)          (14.47)
7WI          International Equity Fund (5/01; 7/00)                                  (28.57)          (23.87)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                  (42.66)          (31.38)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                  (20.20%)       3.06%         --%          9.85%
7SP          U.S. Smaller Companies (9/00; 5/95)                                   (22.94)        0.75          --          11.58
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                (19.29)        0.16          --           6.78
7WI          International Equity Fund (5/01; 7/00)                                (28.57)          --          --         (22.69)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (42.66)      (14.27)         --          (3.11)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                                (23.70%)         (22.35%)
BD7          Bond Fund (9/00; 10/81)                                                   4.24             5.72
CR7          Capital Resource Fund (9/00; 10/81)                                     (23.06)          (23.66)
CM7          Cash Management Fund (9/00; 10/81)                                       (0.09)            1.57
DE7          Diversified Equity Income Fund (9/00; 9/99)                             (20.10)           (9.27)
EM7          Emerging Markets Fund (9/00; 5/00)                                       (6.63)           (9.29)
ES7          Equity Select Fund (5/01; 5/01)                                         (14.87)          (10.22)
EI7          Extra Income Fund (9/00; 5/96)                                           (7.69)           (4.86)
FI7          Federal Income Fund (9/00; 9/99)                                          4.53             5.59
GB7          Global Bond Fund (9/00; 5/96)                                            13.59             8.11
GR7          Growth Fund (9/00; 9/99)                                                (27.10)          (34.70)
IE7          International Fund (9/00; 1/92)                                         (19.31)          (25.58)
MF7          Managed Fund (9/00; 4/86)                                               (14.04)          (13.56)
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                     (22.93)          (22.34)
SV7          Partners Small Cap Value Fund (8/01; 8/01)                              (13.26)           (5.54)
IV7          S&P 500 Index Fund (9/00; 5/00)                                         (23.45)          (19.89)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                   (18.14)          (13.89)
ST7          Stock Fund (8/01; 8/01)                                                 (21.95)          (18.56)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                   (32.90)          (39.63)
            AIM V.I.
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                        (25.53)          (20.94)
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                        (22.65)          (18.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                               (23.30)          (19.78)
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                                (6.55)           (6.68)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                              (21.62)          (20.67)
7AV          VP Value, Class II (8/01; 5/96)(5)                                      (13.94)           (8.16)
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                  (13.32)          (12.59)
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                           (23.65)          (20.89)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                        (17.93)          (13.56)
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                      (11.18)           (5.96)
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                      (21.51)          (19.46)

                                                                                            PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR       5 YEARS     10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                            (23.70%)           --%          --%        (13.13%)
BD7          Bond Fund (9/00; 10/81)                                               4.24           3.05         5.66           8.71
CR7          Capital Resource Fund (9/00; 10/81)                                 (23.06)         (5.35)        2.51           8.83
CM7          Cash Management Fund (9/00; 10/81)                                   (0.09)          2.83         2.99           4.84
DE7          Diversified Equity Income Fund (9/00; 9/99)                         (20.10)            --           --          (5.69)
EM7          Emerging Markets Fund (9/00; 5/00)                                   (6.63)            --           --         (14.35)
ES7          Equity Select Fund (5/01; 5/01)                                     (14.87)            --           --         (10.22)
EI7          Extra Income Fund (9/00; 5/96)                                       (7.69)         (3.23)          --          (0.04)
FI7          Federal Income Fund (9/00; 9/99)                                      4.53             --           --           5.09
GB7          Global Bond Fund (9/00; 5/96)                                        13.59           3.16           --           3.80
GR7          Growth Fund (9/00; 9/99)                                            (27.10)            --           --         (20.26)
IE7          International Fund (9/00; 1/92)                                     (19.31)         (7.07)        0.64           0.36
MF7          Managed Fund (9/00; 4/86)                                           (14.04)         (1.02)        5.23           7.33
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                 (22.93)         (1.16)          --           3.82
SV7          Partners Small Cap Value Fund (8/01; 8/01)                          (13.26)            --           --          (5.54)
IV7          S&P 500 Index Fund (9/00; 5/00)                                     (23.45)            --           --         (17.88)
SC7          Small Cap Advantage Fund (9/00; 9/99)                               (18.14)            --           --          (3.87)
ST7          Stock Fund (8/01; 8/01)                                             (21.95)            --           --         (18.56)
SA7          Strategy Aggressive Fund (9/00; 1/92)                               (32.90)         (9.46)        0.46           1.12
            AIM V.I.
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                    (25.53)         (3.53)          --           5.97
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                    (22.65)            --           --          (2.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                           (23.30)          2.25         9.78           8.88
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                            (6.55)            --           --          (5.20)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                          (21.62)         (4.19)          --           0.96
7AV          VP Value, Class II (8/01; 5/96)(5)                                  (13.94)          2.57           --           7.06
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                              (13.32)         (0.59)        5.30           6.55
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                       (23.65)            --           --          (3.01)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                    (17.93)         (0.73)          --           3.64
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                  (11.18)            --           --          14.10
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                  (21.51)         (5.29)        3.34           2.91


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     0.81%            4.82%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (10.42)            3.98
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.94)          (12.06)
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.93)          (19.82)
7MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.89)            6.68
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                            (32.84)          (28.19)
7FS          Financial Services Fund (8/01; 9/99)                                  (15.73)          (14.06)
7TC          Technology Fund (8/01; 5/97)                                          (47.65)          (42.39)
7TL          Telecommunications Fund (8/01; 9/99)                                  (51.57)          (48.40)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.79)          (45.61)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.76)          (27.78)
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                           (11.85)          (16.80)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.70)          (29.17)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.75)          (22.31)
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.93)          (24.40)
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (17.14)          (14.36)
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (20.12)          (17.09)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (21.39)          (17.78)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.75)          (16.80)
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (31.56)          (36.89)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.94)          (22.01)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR     5 YEARS     10 YEARS    COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                      0.81%     1.18%        8.70%          8.28%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                                (10.42)       --           --          (0.84)
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                               (12.94)     2.69           --           5.11
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                 (22.93)       --           --          (3.68)
7MC          Mid Cap Value Fund (9/00; 5/98)                                         (5.89)       --           --           2.65
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                             (32.84)    (4.64)          --          (3.82)
7FS          Financial Services Fund (8/01; 9/99)                                   (15.73)       --           --           0.71
7TC          Technology Fund (8/01; 5/97)                                           (47.65)    (7.60)          --          (4.60)
7TL          Telecommunications Fund (8/01; 9/99)                                   (51.57)       --           --         (33.50)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                         (41.79)       --           --         (38.78)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                         (26.76)    (1.23)          --           6.87
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                             (11.85)      --           --          (5.26)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                         (28.70)       --           --          (9.98)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                         (32.75)       --           --           1.21
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                      (23.93)    (1.94)          --           7.55
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                       (17.14)     0.65           --           8.70
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                      (20.12)       --           --          (9.85)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                       (21.39)       --           --          (2.70)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                       (18.75)     1.05           --           3.19
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                       (31.56)    (5.39)          --          (1.33)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                         (27.94)     1.23         9.06           9.91


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR         COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                  (14.95%)         (24.46%)
7SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.89)           (3.39)
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.97)          (11.11)
7WI          International Equity Fund (5/01; 7/00)                                (23.95)          (20.94)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (39.10)          (28.77)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                  (14.95%)       3.93%       --%         9.85%
7SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.89)        1.66        --         11.58
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.97)        1.06        --          6.78
7WI          International Equity Fund (5/01; 7/00)                                (23.95)          --        --        (20.67)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (39.10)      (13.54)       --         (3.11)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                                (28.11%)       (24.33%)
BD7          Bond Fund (9/00; 10/81)                                                  (2.13)          3.03
CR7          Capital Resource Fund (9/00; 10/81)                                     (27.52)        (25.60)
CM7          Cash Management Fund (9/00; 10/81)                                       (6.15)         (1.08)
DE7          Diversified Equity Income Fund (9/00; 9/99)                             (24.76)        (11.63)
EM7          Emerging Markets Fund (9/00; 5/00)                                      (12.24)        (11.64)
ES7          Equity Select Fund (5/01; 5/01)                                         (19.90)        (13.35)
EI7          Extra Income Fund (9/00; 5/96)                                          (13.22)         (7.34)
FI7          Federal Income Fund (9/00; 9/99)                                         (1.86)          2.90
GB7          Global Bond Fund (9/00; 5/96)                                             6.84           5.51
GR7          Growth Fund (9/00; 9/99)                                                (31.27)        (36.32)
IE7          International Fund (9/00; 1/92)                                         (24.02)        (27.47)
MF7          Managed Fund (9/00; 4/86)                                               (19.13)        (15.79)
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                     (27.39)        (24.32)
SV7          Partners Small Cap Value Fund (8/01; 8/01)                              (18.40)         (9.65)
IV7          S&P 500 Index Fund (9/00; 5/00)                                         (27.87)        (21.95)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                   (22.94)        (16.11)
ST7          Stock Fund (8/01; 8/01)                                                 (26.48)        (22.04)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                   (36.66)        (41.12)
            AIM V.I.
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                        (29.81)        (24.32)
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                        (27.13)        (22.04)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                               (27.73)        (23.21)
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                               (12.16)        (10.71)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                              (26.18)        (24.05)
7AV          VP Value, Class II (8/01; 5/96)(5)                                      (19.03)        (12.13)
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                  (18.46)        (14.85)
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                           (28.06)        (24.26)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                        (22.74)        (17.28)
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                      (16.46)        (10.02)
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                      (26.07)        (22.88)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR    5 YEARS      10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (28.11%)       --%          --%        (14.34%)
BD7          Bond Fund (9/00; 10/81)                                                (2.13)      2.41         5.91           8.96
CR7          Capital Resource Fund (9/00; 10/81)                                   (27.52)     (5.94)        2.76           9.08
CM7          Cash Management Fund (9/00; 10/81)                                     (6.15)      2.17         3.24           5.09
DE7          Diversified Equity Income Fund (9/00; 9/99)                           (24.76)        --           --          (7.03)
EM7          Emerging Markets Fund (9/00; 5/00)                                    (12.24)        --           --         (16.13)
ES7          Equity Select Fund (5/01; 5/01)                                       (19.90)        --           --         (13.35)
EI7          Extra Income Fund (9/00; 5/96)                                        (13.22)     (3.86)          --          (0.07)
FI7          Federal Income Fund (9/00; 9/99)                                       (1.86)        --           --           3.69
GB7          Global Bond Fund (9/00; 5/96)                                           6.84       2.52           --           3.81
GR7          Growth Fund (9/00; 9/99)                                              (31.27)        --           --         (21.36)
IE7          International Fund (9/00; 1/92)                                       (24.02)     (7.66)        0.89           0.61
MF7          Managed Fund (9/00; 4/86)                                             (19.13)     (1.66)        5.48           7.58
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (27.39)     (1.78)          --           3.83
SV7          Partners Small Cap Value Fund (8/01; 8/01)                            (18.40)        --           --          (9.65)
IV7          S&P 500 Index Fund (9/00; 5/00)                                       (27.87)        --           --         (19.56)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                 (22.94)        --           --          (5.24)
ST7          Stock Fund (8/01; 8/01)                                               (26.48)        --           --         (22.04)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                 (36.66)     (9.99)        0.71           1.37
            AIM V.I.
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (29.81)     (4.14)          --           6.22
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (27.13)        --           --          (3.23)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (27.73)      1.59        10.03           9.13
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                             (12.16)        --           --          (8.50)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                            (26.18)     (4.79)          --           1.21
7AV          VP Value, Class II (8/01; 5/96)(5)                                    (19.03)      1.91           --           7.10
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                (18.46)     (1.24)        5.55           6.80
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (28.06)        --           --          (3.66)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (22.74)     (1.37)          --           3.61
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (16.46)        --           --          13.51
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (26.07)     (5.88)        3.59           3.16


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR      COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                      (5.31%)        2.10%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                                 (15.76)         1.24
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                                (18.10)       (15.85)
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                  (27.39)       (21.87)
7MC          Mid Cap Value Fund (9/00; 5/98)                                         (11.55)         4.03
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                              (36.61)       (31.25)
7FS          Financial Services Fund (8/01; 9/99)                                    (20.69)       (17.75)
7TC          Technology Fund (8/01; 5/97)                                            (50.38)       (44.78)
7TL          Telecommunications Fund (8/01; 9/99)                                    (54.03)       (50.53)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                          (44.93)       (46.92)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                          (30.95)       (29.60)
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                             (17.09)       (18.94)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                          (32.76)       (30.94)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                          (36.52)       (24.28)
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                       (28.32)       (27.64)
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                        (22.01)       (18.04)
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                       (24.78)       (20.63)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                        (25.96)       (21.31)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                        (23.50)       (20.37)
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                        (35.41)       (38.45)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                          (32.05)       (25.34)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR     5 YEARS      10 YEARS    COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                    (5.31%)      0.50%        8.95%         8.53%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (15.76)         --           --         (1.54)
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (18.10)       2.03           --          5.11
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (27.39)         --           --         (4.31)
7MC          Mid Cap Value Fund (9/00; 5/98)                                       (11.55)         --           --          1.92
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                            (36.61)      (5.22)          --         (4.22)
7FS          Financial Services Fund (8/01; 9/99)                                  (20.69)         --           --         (0.75)
7TC          Technology Fund (8/01; 5/97)                                          (50.38)      (8.11)          --         (4.94)
7TL          Telecommunications Fund (8/01; 9/99)                                  (54.03)         --           --        (34.38)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (44.93)         --           --        (39.77)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (30.95)      (1.85)          --          7.12
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                           (17.09)         --           --         (6.02)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (32.76)         --           --        (11.09)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (36.52)         --           --          0.50
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (28.32)      (2.56)          --          7.80
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (22.01)      (0.00)          --          8.95
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (24.78)         --           --        (10.59)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (25.96)         --           --         (3.38)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (23.50)       0.39           --          2.87
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (35.41)      (5.96)          --         (1.65)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (32.05)       0.59         9.31         10.16


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                  (19.97%)     (26.38%)
7SP          U.S. Smaller Companies (9/00; 5/95)                                   (22.71)       (5.92)
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                (19.06)      (14.23)
7WI          International Equity Fund (5/01; 7/00)                                (28.34)      (23.63)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (42.43)      (31.14)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                 (19.97%)     3.31%        --%       10.10%
7SP          U.S. Smaller Companies (9/00; 5/95)                                  (22.71)      0.99         --        11.83
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                               (19.06)      0.40         --         7.03
7WI          International Equity Fund (5/01; 7/00)                               (28.34)        --         --       (22.45)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                               (42.43)    (14.03)        --        (2.86)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (23.45%)     (22.10%)
BD7          Bond Fund (9/00; 10/81)                                                 4.49         5.97
CR7          Capital Resource Fund (9/00; 10/81)                                   (22.81)      (23.41)
CM7          Cash Management Fund (9/00; 10/81)                                      0.16         1.82
DE7          Diversified Equity Income Fund (9/00; 9/99)                           (19.85)       (9.02)
EM7          Emerging Markets Fund (9/00; 5/00)                                     (6.38)       (9.04)
ES7          Equity Select Fund (5/01; 5/01)                                       (14.62)       (9.97)
EI7          Extra Income Fund (9/00; 5/96)                                         (7.44)       (4.61)
FI7          Federal Income Fund (9/00; 9/99)                                        4.78         5.84
GB7          Global Bond Fund (9/00; 5/96)                                          13.84         8.36
GR7          Growth Fund (9/00; 9/99)                                              (26.85)      (34.45)
IE7          International Fund (9/00; 1/92)                                       (19.06)      (25.33)
MF7          Managed Fund (9/00; 4/86)                                             (13.79)      (13.31)
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (22.68)      (22.09)
SV7          Partners Small Cap Value Fund (8/01; 8/01)                            (13.01)       (5.29)
IV7          S&P 500 Index Fund (9/00; 5/00)                                       (23.20)      (19.64)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                 (17.89)      (13.64)
ST7          Stock Fund (8/01; 8/01)                                               (21.70)      (18.31)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                 (32.65)      (39.38)
            AIM V.I.
7AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (25.28)      (20.69)
7AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (22.40)      (18.31)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (23.05)      (19.53)
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                              (6.30)       (6.43)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                            (21.37)      (20.42)
7AV          VP Value, Class II (8/01; 5/96)(5)                                    (13.69)       (7.91)
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                (13.07)      (12.34)
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (23.40)      (20.64)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (17.68)      (13.31)
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (10.93)       (5.71)
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (21.26)      (19.21)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (23.45%)       --%        --%      (12.88%)
BD7          Bond Fund (9/00; 10/81)                                                 4.49       3.30       5.91         8.96
CR7          Capital Resource Fund (9/00; 10/81)                                   (22.81)     (5.10)      2.76         9.08
CM7          Cash Management Fund (9/00; 10/81)                                      0.16       3.08       3.24         5.09
DE7          Diversified Equity Income Fund (9/00; 9/99)                           (19.85)        --         --        (5.44)
EM7          Emerging Markets Fund (9/00; 5/00)                                     (6.38)        --         --       (14.10)
ES7          Equity Select Fund (5/01; 5/01)                                       (14.62)        --         --        (9.97)
EI7          Extra Income Fund (9/00; 5/96)                                         (7.44)     (2.98)        --         0.21
FI7          Federal Income Fund (9/00; 9/99)                                        4.78         --         --         5.34
GB7          Global Bond Fund (9/00; 5/96)                                          13.84       3.41         --         4.05
GR7          Growth Fund (9/00; 9/99)                                              (26.85)        --         --       (20.01)
IE7          International Fund (9/00; 1/92)                                       (19.06)     (6.82)      0.89         0.61
MF7          Managed Fund (9/00; 4/86)                                             (13.79)     (0.77)      5.48         7.58
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (22.68)     (0.91)        --         4.07
SV7          Partners Small Cap Value Fund (8/01; 8/01)                            (13.01)        --         --        (5.29)
IV7          S&P 500 Index Fund (9/00; 5/00)                                       (23.20)        --         --       (17.63)
SC7          Small Cap Advantage Fund (9/00; 9/99)                                 (17.89)        --         --        (3.62)
ST7          Stock Fund (8/01; 8/01)                                               (21.70)        --         --       (18.31)
SA7          Strategy Aggressive Fund (9/00; 1/92)                                 (32.65)     (9.21)      0.71         1.37
            AIM V.I.
7AC          Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                                     (25.28)     (3.28)        --         6.22
7AD          Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                                     (22.40)        --         --        (2.31)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
7AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (23.05)      2.50      10.03         9.13
7AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                              (6.30)        --         --        (4.95)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI          VP International, Class II (8/01; 5/94)(5)                            (21.37)     (3.94)        --         1.21
7AV          VP Value, Class II (8/01; 5/96)(5)                                    (13.69)      2.82         --         7.31
            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)                                (13.07)     (0.34)      5.55         6.80
            EVERGREEN VA
7CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (23.40)        --         --        (2.76)
            FIDELITY(R) VIP
7FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (17.68)     (0.48)        --         3.89
7FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (10.93)        --         --        14.35
7FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (21.26)     (5.04)      3.59         3.16


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     1.06%        5.07%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (10.17)        4.23
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.69)      (11.81)
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.68)      (19.57)
7MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.64)        6.93
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                            (32.59)      (27.94)
7FS          Financial Services Fund (8/01; 9/99)                                  (15.48)      (13.81)
7TC          Technology Fund (8/01; 5/97)                                          (47.40)      (42.14)
7TL          Telecommunications Fund (8/01; 9/99)                                  (51.32)      (48.15)
            JANUS ASPEN SERIES
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.54)      (45.36)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.51)      (27.53)
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                           (11.60)      (16.55)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.45)      (28.92)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.50)      (22.06)
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.68)      (24.15)
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (16.89)      (14.11)
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (19.87)      (16.84)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (21.14)      (17.53)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.50)      (16.55)
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (31.31)      (36.64)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.69)      (21.76)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     1.06%      1.43%      8.95%        8.53%
7SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (10.17)        --         --        (0.59)
7MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.69)      2.94         --         5.36
            GOLDMAN SACHS VIT
7UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.68)        --         --        (3.43)
7MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.64)        --         --         2.90
            INVESCO VIF
7ID          Dynamics Fund (8/01; 8/97)                                            (32.59)     (4.39)        --        (3.57)
7FS          Financial Services Fund (8/01; 9/99)                                  (15.48)        --         --         0.96
7TC          Technology Fund (8/01; 5/97)                                          (47.40)     (7.35)        --        (4.35)
7TL          Telecommunications Fund (8/01; 9/99)                                  (51.32)        --         --       (33.25)
            JANUS ASPEN SERIES 7GT Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.54)        --         --       (38.53)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.51)     (0.98)        --         7.12
            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio (9/00; 9/98)                           (11.60)        --         --        (5.01)
            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.45)        --         --        (9.73)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.50)        --         --         1.46
7UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.68)     (1.69)        --         7.80
            PIONEER VCT
7PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (16.89)      0.90         --         8.95
7EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (19.87)        --         --        (9.60)
            PUTNAM VARIABLE TRUST
7HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (21.14)        --         --        (2.45)
7PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.50)      1.30         --         3.44
             (previously Putnam VT International Growth Fund - Class IB Shares)
7VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (31.31)     (5.14)        --        (1.08)
            STRONG FUNDS
7SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.69)      1.48       9.31        10.16


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                  (14.70%)     (24.21%)
7SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.64)       (3.14)
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.72)      (10.86)
7WI          International Equity Fund (5/01; 7/00)                                (23.70)      (20.69)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (38.85)      (28.52)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            WANGER
7IT          International Small Cap (9/00; 5/95)                                  (14.70%)     4.18%        --%       10.10%
7SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.64)      1.91         --        11.83
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.72)      1.31         --         7.03
7WI          International Equity Fund (5/01; 7/00)                                (23.70)        --         --       (20.42)
7SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (38.85)    (13.29)        --        (2.86)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (28.19%)     (24.42%)
BD8          Bond Fund (9/00; 10/81)                                                (2.17)        3.00
CR8          Capital Resource Fund (9/00; 10/81)                                   (27.61)      (25.69)
CM8          Cash Management Fund (9/00; 10/81)                                     (6.20)       (1.12)
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (24.84)      (11.70)
EM8          Emerging Markets Fund (9/00; 5/00)                                    (12.29)      (11.70)
ES8          Equity Select Fund (5/01; 5/01)                                       (19.97)      (13.42)
EI8          Extra Income Fund (9/00; 5/96)                                        (13.28)       (7.40)
FI8          Federal Income Fund (9/00; 9/99)                                       (1.90)        2.86
GB8          Global Bond Fund (9/00; 5/96)                                           6.82         5.48
GR8          Growth Fund (9/00; 9/99)                                              (31.37)      (36.44)
IE8          International Fund (9/00; 1/92)                                       (24.11)      (27.56)
MF8          Managed Fund (9/00; 4/86)                                             (19.20)      (15.87)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (27.48)      (24.41)
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (18.47)       (9.70)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (27.96)      (22.03)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (23.02)      (16.18)
ST8          Stock Fund (8/01; 8/01)                                               (26.57)      (22.12)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (36.77)      (41.24)
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (29.90)      (24.41)
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (27.22)      (22.12)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (27.82)      (23.29)
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                             (12.22)      (10.77)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (26.26)      (24.13)
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (19.10)      (12.19)
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (18.53)      (14.93)
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (28.15)      (24.34)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (22.82)      (17.35)
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (16.53)      (10.08)
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (26.16)      (22.96)

                                                                                           PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (28.19%)       --%        --%      (14.41%)
BD8          Bond Fund (9/00; 10/81)                                                (2.17)      2.37       5.87         8.93
CR8          Capital Resource Fund (9/00; 10/81)                                   (27.61)     (5.99)      2.72         9.05
CM8          Cash Management Fund (9/00; 10/81)                                     (6.20)      2.13       3.20         5.05
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (24.84)        --         --        (7.09)
EM8          Emerging Markets Fund (9/00; 5/00)                                    (12.29)        --         --       (16.20)
ES8          Equity Select Fund (5/01; 5/01)                                       (19.97)        --         --       (13.42)
EI8          Extra Income Fund (9/00; 5/96)                                        (13.28)     (3.92)        --        (0.12)
FI8          Federal Income Fund (9/00; 9/99)                                       (1.90)        --         --         3.65
GB8          Global Bond Fund (9/00; 5/96)                                           6.82       2.47         --         3.77
GR8          Growth Fund (9/00; 9/99)                                              (31.37)        --         --       (21.44)
IE8          International Fund (9/00; 1/92)                                       (24.11)     (7.72)      0.84         0.56
MF8          Managed Fund (9/00; 4/86)                                             (19.20)     (1.71)      5.44         7.54
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (27.48)     (1.83)        --         3.79
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (18.47)        --         --        (9.70)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (27.96)        --         --       (19.64)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (23.02)        --         --        (5.30)
ST8          Stock Fund (8/01; 8/01)                                               (26.57)        --         --       (22.12)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (36.77)    (10.06)      0.66         1.32
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (29.90)     (4.20)        --         6.18
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (27.22)        --         --        (3.28)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (27.82)      1.55      10.00         9.10
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                             (12.22)        --         --        (8.56)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (26.26)     (4.85)        --         1.16
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (19.10)      1.86         --         7.06
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (18.53)     (1.29)      5.51         6.76
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (28.15)        --         --        (3.71)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (22.82)     (1.42)        --         3.57
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (16.53)        --         --        13.49
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (26.16)     (5.94)      3.54         3.12


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                    (5.36%)       2.06%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (15.82)        1.20
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (18.17)      (15.92)
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (27.48)      (21.96)
8MC          Mid Cap Value Fund (9/00; 5/98)                                       (11.61)        3.99
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (36.72)      (31.35)
8FS          Financial Services Fund (8/01; 9/99)                                  (20.77)      (17.82)
8TC          Technology Fund (8/01; 5/97)                                          (50.51)      (44.91)
8TL          Telecommunications Fund (8/01; 9/99)                                  (54.17)      (50.66)
            JANUS ASPEN SERIES
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (45.06)      (47.05)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (31.05)      (29.70)
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (17.16)      (19.02)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (32.86)      (31.05)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (36.63)      (24.37)
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (28.41)      (27.73)
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (22.09)      (18.12)
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (24.87)      (20.71)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (26.05)      (21.39)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (23.58)      (20.45)
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (35.52)      (38.57)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (32.15)      (25.43)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                    (5.36%)     0.46%      8.92%        8.50%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (15.82)        --         --        (1.58)
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (18.17)      1.99         --         5.07
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (27.48)        --         --        (4.36)
8MC          Mid Cap Value Fund (9/00; 5/98)                                       (11.61)        --         --         1.88
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (36.72)     (5.27)        --        (4.28)
8FS          Financial Services Fund (8/01; 9/99)                                  (20.77)        --         --        (0.79)
8TC          Technology Fund (8/01; 5/97)                                          (50.51)     (8.18)        --        (5.00)
8TL          Telecommunications Fund (8/01; 9/99)                                  (54.17)        --         --       (34.49)
            JANUS ASPEN SERIES
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (45.06)        --         --       (39.89)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (31.05)     (1.90)        --         7.08
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (17.16)        --         --        (6.08)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (32.86)        --         --       (11.16)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (36.63)        --         --         0.45
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (28.41)     (2.61)        --         7.76
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (22.09)     (0.05)        --         8.92
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (24.87)        --         --       (10.66)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (26.05)        --         --        (3.44)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (23.58)      0.35         --         2.83
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (35.52)     (6.02)        --        (1.70)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (32.15)      0.55       9.28        10.13


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (20.04%)     (26.47%)
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (22.79)       (5.97)
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (19.13)      (14.30)
8WI          International Equity Fund (5/01; 7/00)                                (28.43)      (23.72)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (42.55)      (31.24)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (20.04%)     3.27%        --%       10.07%
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (22.79)      0.95         --        11.80
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (19.13)      0.36         --         7.00
8WI          International Equity Fund (5/01; 7/00)                                (28.43)        --         --       (22.53)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (42.55)    (14.13)        --        (2.96)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (23.54%)     (22.19%)
BD8          Bond Fund (9/00; 10/81)                                                 4.45         5.93
CR8          Capital Resource Fund (9/00; 10/81)                                   (22.91)      (23.50)
CM8          Cash Management Fund (9/00; 10/81)                                      0.11         1.77
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (19.93)       (9.09)
EM8          Emerging Markets Fund (9/00; 5/00)                                     (6.44)       (9.10)
ES8          Equity Select Fund (5/01; 5/01)                                       (14.70)      (10.05)
EI8          Extra Income Fund (9/00; 5/96)                                         (7.51)       (4.68)
FI8          Federal Income Fund (9/00; 9/99)                                        4.74         5.80
GB8          Global Bond Fund (9/00; 5/96)                                          13.82         8.33
GR8          Growth Fund (9/00; 9/99)                                              (26.95)      (34.57)
IE8          International Fund (9/00; 1/92)                                       (19.15)      (25.43)
MF8          Managed Fund (9/00; 4/86)                                             (13.87)      (13.39)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (22.78)      (22.18)
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (13.09)       (5.35)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (23.29)      (19.73)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (17.98)      (13.72)
ST8          Stock Fund (8/01; 8/01)                                               (21.79)      (18.40)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (32.76)      (39.51)
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (25.38)      (20.78)
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (22.49)      (18.40)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (23.15)      (19.62)
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                              (6.36)       (6.50)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (21.46)      (20.51)
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (13.76)       (7.98)
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (13.16)      (12.42)
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (23.50)      (20.73)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (17.77)      (13.39)
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (11.00)       (5.77)
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (21.35)      (19.29)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (23.54%)       --%        --%      (12.95%)
BD8          Bond Fund (9/00; 10/81)                                                 4.45       3.26       5.87         8.93
CR8          Capital Resource Fund (9/00; 10/81)                                   (22.91)     (5.16)      2.72         9.05
CM8          Cash Management Fund (9/00; 10/81)                                      0.11       3.03       3.20         5.05
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (19.93)        --         --        (5.50)
EM8          Emerging Markets Fund (9/00; 5/00)                                     (6.44)        --         --       (14.17)
ES8          Equity Select Fund (5/01; 5/01)                                       (14.70)        --         --       (10.05)
EI8          Extra Income Fund (9/00; 5/96)                                         (7.51)     (3.04)        --         0.16
FI8          Federal Income Fund (9/00; 9/99)                                        4.74         --         --         5.30
GB8          Global Bond Fund (9/00; 5/96)                                          13.82       3.36         --         4.01
GR8          Growth Fund (9/00; 9/99)                                              (26.95)        --         --       (20.10)
IE8          International Fund (9/00; 1/92)                                       (19.15)     (6.89)      0.84         0.56
MF8          Managed Fund (9/00; 4/86)                                             (13.87)     (0.82)      5.44         7.54
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (22.78)     (0.96)        --         4.03
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (13.09)        --         --        (5.35)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (23.29)        --         --       (17.71)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (17.98)        --         --        (3.68)
ST8          Stock Fund (8/01; 8/01)                                               (21.79)        --         --       (18.40)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (32.76)     (9.27)      0.66         1.32
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (25.38)     (3.35)        --         6.18
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (22.49)        --         --        (2.36)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (23.15)      2.46      10.00         9.10
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                              (6.36)        --         --        (5.01)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (21.46)     (4.00)        --         1.16
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (13.76)      2.77         --         7.26
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (13.16)     (0.39)      5.51         6.76
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (23.50)        --         --        (2.82)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (17.77)     (0.53)        --         3.85
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (11.00)        --         --        14.33
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (21.35)     (5.10)      3.54         3.12


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     1.01%        5.03%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (10.24)        4.19
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.77)      (11.89)
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.78)      (19.66)
8MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.70)        6.89
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (32.71)      (28.04)
8FS          Financial Services Fund (8/01; 9/99)                                  (15.56)      (13.89)
8TC          Technology Fund (8/01; 5/97)                                          (47.54)      (42.28)
8TL          Telecommunications Fund (8/01; 9/99)                                  (51.48)      (48.29)
            JANUS ASPEN SERIES
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.67)      (45.50)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.61)      (27.63)
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (11.67)      (16.64)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.55)      (29.02)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.61)      (22.15)
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.77)      (24.25)
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (16.98)      (14.19)
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (19.96)      (16.92)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (21.24)      (17.62)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.58)      (16.64)
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(14)               (31.42)      (36.76)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.79)      (21.85)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     1.01%      1.39%      8.92%        8.50%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (10.24)        --         --        (0.64)
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.77)      2.90         --         5.32
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.78)        --         --        (3.48)
8MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.70)        --         --         2.86
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (32.71)     (4.45)        --        (3.62)
8FS          Financial Services Fund (8/01; 9/99)                                  (15.56)        --         --         0.91
8TC          Technology Fund (8/01; 5/97)                                          (47.54)     (7.42)        --        (4.41)
8TL          Telecommunications Fund (8/01; 9/99)                                  (51.48)        --         --       (33.37)
            JANUS ASPEN SERIES
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.67)        --         --       (38.66)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.61)     (1.03)        --         7.08
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (11.67)        --         --        (5.07)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.55)        --         --        (9.80)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.61)        --         --         1.41
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.77)     (1.74)        --         7.76
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (16.98)      0.86         --         8.92
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (19.96)        --         --        (9.67)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (21.24)        --         --        (2.50)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.58)      1.25         --         3.40
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund - Class IB Shares (9/00; 1/97)(14)               (31.42)     (5.20)        --        (1.13)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.79)      1.44       9.28        10.13


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (14.78%)     (24.30%)
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.73)       (3.19)
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.80)      (10.94)
8WI          International Equity Fund (5/01; 7/00)                                (23.79)      (20.78)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (38.98)      (28.63)

                                                                                           PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (14.78%)     4.13%        --%       10.07%
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.73)      1.86         --        11.80
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.80)      1.27         --         7.00
8WI          International Equity Fund (5/01; 7/00)                                (23.79)        --         --       (20.51)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (38.98)    (13.40)        --        (2.96)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (27.96%)     (24.18%)
BD8          Bond Fund (9/00; 10/81)                                                (1.93)        3.25
CR8          Capital Resource Fund (9/00; 10/81)                                   (27.37)      (25.45)
CM8          Cash Management Fund (9/00; 10/81)                                     (5.96)       (0.88)
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (24.61)      (11.46)
EM8          Emerging Markets Fund (9/00; 5/00)                                    (12.06)      (11.46)
ES8          Equity Select Fund (5/01; 5/01)                                       (19.74)      (13.19)
EI8          Extra Income Fund (9/00; 5/96)                                        (13.05)       (7.16)
FI8          Federal Income Fund (9/00; 9/99)                                       (1.66)        3.12
GB8          Global Bond Fund (9/00; 5/96)                                           7.07         5.74
GR8          Growth Fund (9/00; 9/99)                                              (31.13)      (36.20)
IE8          International Fund (9/00; 1/92)                                       (23.87)      (27.32)
MF8          Managed Fund (9/00; 4/86)                                             (18.97)      (15.63)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (27.25)      (24.16)
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (18.24)       (9.46)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (27.73)      (21.79)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (22.79)      (15.94)
ST8          Stock Fund (8/01; 8/01)                                               (26.34)      (21.88)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (36.53)      (41.00)
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (29.67)      (24.17)
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (26.99)      (21.88)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (27.59)      (23.06)
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                             (11.99)      (10.53)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (26.03)      (23.90)
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (18.87)      (11.95)
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (18.30)      (14.68)
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (27.92)      (24.11)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (22.59)      (17.12)
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (16.29)       (9.84)
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (25.92)      (22.73)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (27.96%)       --%        --%      (14.17%)
BD8          Bond Fund (9/00; 10/81)                                                (1.93)      2.62       6.12         9.18
CR8          Capital Resource Fund (9/00; 10/81)                                   (27.37)     (5.75)      2.97         9.30
CM8          Cash Management Fund (9/00; 10/81)                                     (5.96)      2.39       3.45         5.30
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (24.61)        --         --        (6.85)
EM8          Emerging Markets Fund (9/00; 5/00)                                    (12.06)        --         --       (15.96)
ES8          Equity Select Fund (5/01; 5/01)                                       (19.74)        --         --       (13.19)
EI8          Extra Income Fund (9/00; 5/96)                                        (13.05)     (3.67)        --         0.13
FI8          Federal Income Fund (9/00; 9/99)                                       (1.66)        --         --         3.91
GB8          Global Bond Fund (9/00; 5/96)                                           7.07       2.73         --         4.02
GR8          Growth Fund (9/00; 9/99)                                              (31.13)        --         --       (21.20)
IE8          International Fund (9/00; 1/92)                                       (23.87)     (7.47)      1.09         0.81
MF8          Managed Fund (9/00; 4/86)                                             (18.97)     (1.46)      5.69         7.79
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (27.25)     (1.59)        --         4.05
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (18.24)        --         --        (9.46)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (27.73)        --         --       (19.40)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (22.79)        --         --        (5.05)
ST8          Stock Fund (8/01; 8/01)                                               (26.34)        --         --       (21.88)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (36.53)     (9.81)      0.91         1.57
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (29.67)     (3.95)        --         6.43
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (26.99)        --         --        (3.04)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (27.59)      1.80      10.25         9.35
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                             (11.99)        --         --        (8.32)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (26.03)     (4.61)        --         1.41
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (18.87)      2.12         --         7.31
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (18.30)     (1.04)      5.76         7.01
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (27.92)        --         --        (3.46)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (22.59)     (1.18)        --         3.82
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (16.29)        --         --        13.74
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (25.92)     (5.69)      3.79         3.37


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                    (5.13%)       2.32%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (15.59)        1.44
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (17.94)      (15.68)
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (27.25)      (21.72)
8MC          Mid Cap Value Fund (9/00; 5/98)                                       (11.37)        4.25
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (36.48)      (31.11)
8FS          Financial Services Fund (8/01; 9/99)                                  (20.54)      (17.58)
8TC          Technology Fund (8/01; 5/97)                                          (50.28)      (44.67)
8TL          Telecommunications Fund (8/01; 9/99)                                  (53.94)      (50.42)
            JANUS ASPEN SERIES
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (44.82)      (46.81)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (30.82)      (29.46)
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (16.92)      (18.78)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (32.62)      (30.80)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (36.39)      (24.13)
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (28.18)      (27.50)
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (21.85)      (17.88)
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (24.63)      (20.47)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (25.82)      (21.15)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (23.35)      (20.21)
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (35.29)      (38.33)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (31.92)      (25.19)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                    (5.13%)     0.70%      9.17%        8.75%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                               (15.59)        --         --        (1.34)
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (17.94)      2.25         --         5.32
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (27.25)        --         --        (4.12)
8MC          Mid Cap Value Fund (9/00; 5/98)                                       (11.37)        --         --         2.13
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (36.48)     (5.03)        --        (4.03)
8FS          Financial Services Fund (8/01; 9/99)                                  (20.54)        --         --        (0.55)
8TC          Technology Fund (8/01; 5/97)                                          (50.28)     (7.93)        --        (4.75)
8TL          Telecommunications Fund (8/01; 9/99)                                  (53.94)        --         --       (34.25)
            JANUS ASPEN SERIES
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (44.82)        --         --       (39.65)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (30.82)     (1.65)        --         7.33
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (16.92)        --         --        (5.83)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (32.62)        --         --       (10.92)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (36.39)        --         --         0.70
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (28.18)     (2.36)        --         8.01
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (21.85)      0.20         --         9.17
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (24.63)        --         --       (10.41)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (25.82)        --         --        (3.19)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (23.35)      0.59         --         3.09
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (35.29)     (5.77)        --        (1.45)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (31.92)      0.79       9.53        10.38


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (19.81%)     (26.23%)
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (22.56)       (5.73)
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (18.90)      (14.06)
8WI          International Equity Fund (5/01; 7/00)                                (28.19)      (23.48)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (42.32)      (31.01)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (19.81%)     3.53%        --%       10.32%
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (22.56)      1.20         --        12.05
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (18.90)      0.60         --         7.25
8WI          International Equity Fund (5/01; 7/00)                                (28.19)        --         --       (22.29)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (42.32)    (13.88)        --        (2.71)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31,

2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (23.29%)     (21.94%)
BD8          Bond Fund (9/00; 10/81)                                                 4.70         6.18
CR8          Capital Resource Fund (9/00; 10/81)                                   (22.66)      (23.25)
CM8          Cash Management Fund (9/00; 10/81)                                      0.36         2.02
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (19.68)       (8.84)
EM8          Emerging Markets Fund (9/00; 5/00)                                     (6.19)       (8.85)
ES8          Equity Select Fund (5/01; 5/01)                                       (14.45)       (9.80)
EI8          Extra Income Fund (9/00; 5/96)                                         (7.26)       (4.43)
FI8          Federal Income Fund (9/00; 9/99)                                        4.99         6.05
GB8          Global Bond Fund (9/00; 5/96)                                          14.07         8.58
GR8          Growth Fund (9/00; 9/99)                                              (26.70)      (34.32)
IE8          International Fund (9/00; 1/92)                                       (18.90)      (25.18)
MF8          Managed Fund (9/00; 4/86)                                             (13.62)      (13.14)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (22.53)      (21.93)
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (12.84)       (5.10)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (23.04)      (19.48)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (17.73)      (13.47)
ST8          Stock Fund (8/01; 8/01)                                               (21.54)      (18.15)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (32.51)      (39.26)
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (25.13)      (20.53)
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (22.24)      (18.15)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (22.90)      (19.37)
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                              (6.11)       (6.25)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (21.21)      (20.26)
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (13.51)       (7.73)
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (12.91)      (12.17)
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (23.25)      (20.48)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (17.52)      (13.14)
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (10.75)       (5.52)
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (21.10)      (19.04)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(1)                              (23.29%)       --%        --%      (12.70%)
BD8          Bond Fund (9/00; 10/81)                                                 4.70       3.51       6.12         9.18
CR8          Capital Resource Fund (9/00; 10/81)                                   (22.66)     (4.91)      2.97         9.30
CM8          Cash Management Fund (9/00; 10/81)                                      0.36       3.28       3.45         5.30
DE8          Diversified Equity Income Fund (9/00; 9/99)                           (19.68)        --         --        (5.25)
EM8          Emerging Markets Fund (9/00; 5/00)                                     (6.19)        --         --       (13.92)
ES8          Equity Select Fund (5/01; 5/01)                                       (14.45)        --         --        (9.80)
EI8          Extra Income Fund (9/00; 5/96)                                         (7.26)     (2.79)        --         0.41
FI8          Federal Income Fund (9/00; 9/99)                                        4.99         --         --         5.55
GB8          Global Bond Fund (9/00; 5/96)                                          14.07       3.61         --         4.26
GR8          Growth Fund (9/00; 9/99)                                              (26.70)        --         --       (19.85)
IE8          International Fund (9/00; 1/92)                                       (18.90)     (6.64)      1.09         0.81
MF8          Managed Fund (9/00; 4/86)                                             (13.62)     (0.57)      5.69         7.79
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)                                   (22.53)     (0.71)        --         4.28
SV8          Partners Small Cap Value Fund (8/01; 8/01)                            (12.84)        --         --        (5.10)
IV8          S&P 500 Index Fund (9/00; 5/00)                                       (23.04)        --         --       (17.46)
SC8          Small Cap Advantage Fund (9/00; 9/99)                                 (17.73)        --         --        (3.43)
ST8          Stock Fund (8/01; 8/01)                                               (21.54)        --         --       (18.15)
SA8          Strategy Aggressive Fund (9/00; 1/92)                                 (32.51)     (9.02)      0.91         1.57
            AIM V.I.
8AC          Capital Appreciation Fund,
             Series II Shares (8/01; 5/93)(2)                                      (25.13)     (3.10)        --         6.43
8AD          Capital Development Fund,
             Series II Shares (8/01; 5/98)(2)                                      (22.24)        --         --        (2.11)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
8AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (8/01; 1/91)(3)                                             (22.90)      2.71      10.25         9.35
8AB          AllianceBernstein International Value Portfolio
             (Class B) (8/01; 5/01)(4)                                              (6.11)        --         --        (4.76)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI          VP International, Class II (8/01; 5/94)(5)                            (21.21)     (3.75)        --         1.41
8AV          VP Value, Class II (8/01; 5/96)(5)                                    (13.51)      3.02         --         7.51
            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)                                (12.91)     (0.14)      5.76         7.01
            EVERGREEN VA
8CG          Capital Growth Fund - Class 2 (8/01; 3/98)(6)                         (23.25)        --         --        (2.57)
            FIDELITY(R) VIP
8FG          Growth & Income Portfolio
             Service Class 2 (8/01; 12/96)(7)                                      (17.52)     (0.28)        --         4.10
8FM          Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)                    (10.75)        --         --        14.58
8FO          Overseas Portfolio Service Class 2 (8/01; 1/87)(7)                    (21.10)     (4.85)      3.79         3.37


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     1.26%        5.28%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                                (9.99)        4.44
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.52)      (11.64)
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.53)      (19.41)
8MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.45)        7.14
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (32.46)      (27.79)
8FS          Financial Services Fund (8/01; 9/99)                                  (15.31)      (13.64)
8TC          Technology Fund (8/01; 5/97)                                          (47.29)      (42.03)
8TL          Telecommunications Fund (8/01; 9/99)                                  (51.23)      (48.04)
            JANUS ASPEN SERIES 8GT Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.42)      (45.25)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.36)      (27.38)
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (11.42)      (16.39)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.30)      (28.77)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.36)      (21.90)
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.52)      (24.00)
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (16.73)      (13.94)
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (19.71)      (16.67)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (20.99)      (17.37)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.33)      (16.39)
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (31.17)      (36.51)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.54)      (21.60)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(8)                     1.26%      1.64%      9.17%        8.75%
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(8)                                                (9.99)        --         --        (0.39)
8MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                              (12.52)      3.15         --         5.57
            GOLDMAN SACHS VIT
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)                                (22.53)        --         --        (3.23)
8MC          Mid Cap Value Fund (9/00; 5/98)                                        (5.45)        --         --         3.11
            INVESCO VIF
8ID          Dynamics Fund (8/01; 8/97)                                            (32.46)     (4.20)        --        (3.37)
8FS          Financial Services Fund (8/01; 9/99)                                  (15.31)        --         --         1.16
8TC          Technology Fund (8/01; 5/97)                                          (47.29)     (7.17)        --        (4.16)
8TL          Telecommunications Fund (8/01; 9/99)                                  (51.23)        --         --       (33.12)
            JANUS ASPEN SERIES 8GT Global Technology Portfolio:
             Service Shares (9/00; 1/00)(9)                                        (41.42)        --         --       (38.41)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(9)                                        (26.36)     (0.78)        --         7.33
            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)                           (11.42)        --         --        (4.82)
            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(10)                                        (28.30)        --         --        (9.55)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(10)                                        (32.36)        --         --         1.66
8UT          Utilities Series - Service Class (8/01; 1/95)(10)                     (23.52)     (1.49)        --         8.01
            PIONEER VCT
8PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(11)                                      (16.73)      1.11         --         9.17
8EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(12)                                     (19.71)        --         --        (9.42)
            PUTNAM VARIABLE TRUST
8HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(13)                                      (20.99)        --         --        (2.25)
8PI          Putnam VT International Equity Fund -
             Class IB Shares (8/01; 1/97)(14)                                      (18.33)      1.50         --         3.65
             (previously Putnam VT International Growth Fund - Class IB Shares)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(14)                                      (31.17)     (4.95)        --        (0.88)
            STRONG FUNDS
8SO          Strong Opportunity Fund II -
             Advisor Class (8/01; 5/92)(15)                                        (27.54)      1.69       9.53        10.38


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (14.53%)     (24.05%)
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.48)       (2.94)
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.55)      (10.69)
8WI          International Equity Fund (5/01; 7/00)                                (23.54)      (20.53)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (38.73)      (28.38)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            WANGER
8IT          International Small Cap (9/00; 5/95)                                  (14.53%)     4.38%        --%       10.32%
8SP          U.S. Smaller Companies (9/00; 5/95)                                   (17.48)      2.11         --        12.05
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(16)                                (13.55)      1.52         --         7.25
8WI          International Equity Fund (5/01; 7/00)                                (23.54)        --         --       (20.26)
8SG          Small Cap Growth Fund (5/01; 5/95)(17)                                (38.73)    (13.15)        --        (2.71)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (8.95%)
BD6          Bond Fund (11/02; 10/81)                                                 (5.62)
CR6          Capital Resource Fund (11/02; 10/81)                                    (11.78)
CM6          Cash Management Fund (11/02; 10/81)                                      (6.82)
DE6          Diversified Equity Income Fund (11/02; 9/99)                             (4.97)
EM6          Emerging Markets Fund (11/02; 5/00)                                      (6.15)
ES6          Equity Select Fund (11/02; 5/01)                                         (6.55)
EI6          Extra Income Fund (11/02; 5/96)                                          (4.41)
FI6          Federal Income Fund (11/02; 9/99)                                        (6.73)
GB6          Global Bond Fund (11/02; 5/96)                                           (3.85)
GR6          Growth Fund (11/02; 9/99)                                               (10.95)
IE6          International Fund (11/02; 1/92)                                         (8.46)
MF6          Managed Fund (11/02; 4/86)                                               (8.68)
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                    (10.86)
SV6          Partners Small Cap Value Fund (11/02; 8/01)                              (5.04)
IV6          S&P 500 Index Fund (11/02; 5/00)                                         (9.31)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                   (6.62)
ST6          Stock Fund (11/02; 8/01)                                                 (9.47)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                   (9.31)
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)            (11.05)
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (7.28)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (9.08)
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                               (4.64)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                              (8.46)
6AV          VP Value, Class II (11/02; 5/96)(5)                                      (5.81)
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                  (7.76)
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (7.65)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (8.33)
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                      (6.19)
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                     (10.25)
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     (4.71)
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                 (5.11)
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (6.96)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                             (28.66%)         --%          --%      (13.50%)
BD6          Bond Fund (11/02; 10/81)                                               (2.91)        2.61         5.22         8.27
CR6          Capital Resource Fund (11/02; 10/81)                                  (28.07)       (5.74)        2.10         8.40
CM6          Cash Management Fund (11/02; 10/81)                                    (6.76)        2.41         2.58         4.42
DE6          Diversified Equity Income Fund (11/02; 9/99)                          (25.32)          --           --        (6.08)
EM6          Emerging Markets Fund (11/02; 5/00)                                   (12.83)          --           --       (16.45)
ES6          Equity Select Fund (11/02; 5/01)                                      (20.47)          --           --       (13.95)
EI6          Extra Income Fund (11/02; 5/96)                                       (13.94)       (3.65)          --        (0.47)
FI6          Federal Income Fund (11/02; 9/99)                                      (2.52)          --           --         4.66
GB6          Global Bond Fund (11/02; 5/96)                                          5.95         2.71           --         3.36
GR6          Growth Fund (11/02; 9/99)                                             (31.82)          --           --       (20.61)
IE6          International Fund (11/02; 1/92)                                      (24.59)       (7.46)        0.24        (0.05)
MF6          Managed Fund (11/02; 4/86)                                            (19.70)       (1.42)        4.82         6.91
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                  (27.95)       (1.56)          --         3.41
SV6          Partners Small Cap Value Fund (11/02; 8/01)                           (18.98)          --           --       (10.25)
IV6          S&P 500 Index Fund (11/02; 5/00)                                      (28.43)          --           --       (20.15)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                (23.50)          --           --        (4.27)
ST6          Stock Fund (11/02; 8/01)                                              (27.04)          --           --       (22.61)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                (37.19)       (9.84)        0.05         0.72
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)          (30.36)       (3.93)          --         5.55
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)           (27.69)          --           --        (2.95)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                            (28.29)        1.84         9.35         8.46
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                            (12.75)          --           --        (9.11)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                           (26.73)       (4.58)          --         0.55
6AV          VP Value, Class II (11/02; 5/96)(5)                                   (19.60)        2.16           --         6.63
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                               (19.04)       (0.99)        4.88         6.13
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                        (28.62)          --           --        (3.41)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)           (23.31)       (1.13)          --         3.23
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (6.19)          --           --        13.66
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                   (26.63)       (5.68)        2.92         2.50
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                   (5.92)        0.77         8.28         7.85
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                              (16.34)          --           --        (1.24)
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)             (18.68)        2.28           --         4.69


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                 (10.05%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                         (6.54)
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                              (9.22)
6FS          Financial Services Fund (11/02; 9/99)                                    (7.20)
6TC          Technology Fund (11/02; 5/97)                                           (10.28)
6TL          Telecommunications Fund (11/02; 9/99)                                   (10.78)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)            (11.64)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (8.27)
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                             (7.45)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)         (11.67)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (9.83)
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                       (3.18)
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (7.01)
6EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (8.25)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                       (10.89)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (7.16)
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                (10.73)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (7.44)
            WANGER
6IT          International Small Cap (11/02; 5/95)                                    (5.54)
6SP          U.S. Smaller Companies (11/02; 5/95)                                     (6.13)
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (9.06)
6WI          International Equity Fund (11/02; 7/00)                                  (7.84)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (7.83)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                 (28.41%)       --%         --%        (4.20%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                        (12.14)        --          --          2.24
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                             (37.14)     (5.03)         --         (4.21)
6FS          Financial Services Fund (11/02; 9/99)                                   (21.26)        --          --          0.30
6TC          Technology Fund (11/02; 5/97)                                           (50.88)     (7.99)         --         (4.99)
6TL          Telecommunications Fund (11/02; 9/99)                                   (54.52)        --          --        (33.82)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)            (45.44)        --          --        (40.31)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)         (31.71)     (1.69)         --          6.41
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                            (17.67)        --          --         (5.65)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)         (33.30)        --          --        (10.36)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                  (37.05)        --          --          0.80
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                      (28.87)     (2.34)         --          7.12
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                       (23.11)      0.11          --          8.18
6EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)       (25.34)        --          --        (10.23)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                       (26.52)        --          --         (3.10)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                       (24.07)      0.64          --          2.78
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                (35.95)     (5.78)         --         (1.73)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)            (32.59)      0.83        8.63          9.49
            WANGER
6IT          International Small Cap (11/02; 5/95)                                   (20.54)      3.51          --          9.42
6SP          U.S. Smaller Companies (11/02; 5/95)                                    (23.28)      1.25          --         11.15
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                 (20.05)      0.55          --          6.30
6WI          International Equity Fund (11/02; 7/00)                                 (28.89)        --          --        (23.03)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                 (42.95)    (13.91)         --         (3.51)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (2.85%)
BD6          Bond Fund (11/02; 10/81)                                                  0.73
CR6          Capital Resource Fund (11/02; 10/81)                                     (5.89)
CM6          Cash Management Fund (11/02; 10/81)                                      (0.56)
DE6          Diversified Equity Income Fund (11/02; 9/99)                              1.43
EM6          Emerging Markets Fund (11/02; 5/00)                                       0.17
ES6          Equity Select Fund (11/02; 5/01)                                         (0.27)
EI6          Extra Income Fund (11/02; 5/96)                                           2.04
FI6          Federal Income Fund (11/02; 9/99)                                        (0.46)
GB6          Global Bond Fund (11/02; 5/96)                                            2.64
GR6          Growth Fund (11/02; 9/99)                                                (5.00)
IE6          International Fund (11/02; 1/92)                                         (2.32)
MF6          Managed Fund (11/02; 4/86)                                               (2.56)
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                     (4.91)
SV6          Partners Small Cap Value Fund (11/02; 8/01)                               1.35
IV6          S&P 500 Index Fund (11/02; 5/00)                                         (3.23)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                   (0.34)
ST6          Stock Fund (11/02; 8/01)                                                 (3.40)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                   (3.24)
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)             (5.11)
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (1.05)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (2.99)
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                                1.78
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                              (2.33)
6AV          VP Value, Class II (11/02; 5/96)(5)                                       0.53
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                  (1.57)
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (1.45)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (2.19)
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                       0.12
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                      (4.25)
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                      1.71
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                  1.28
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (0.71)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (24.04%)        --%          --%      (13.50%)
BD6          Bond Fund (11/02; 10/81)                                                 3.65        2.61         5.22         8.27
CR6          Capital Resource Fund (11/02; 10/81)                                   (23.41)      (5.74)        2.10         8.40
CM6          Cash Management Fund (11/02; 10/81)                                     (0.50)       2.41         2.58         4.42
DE6          Diversified Equity Income Fund (11/02; 9/99)                           (20.45)         --           --        (6.08)
EM6          Emerging Markets Fund (11/02; 5/00)                                     (7.02)         --           --       (14.43)
ES6          Equity Select Fund (11/02; 5/01)                                       (15.24)         --           --       (10.60)
EI6          Extra Income Fund (11/02; 5/96)                                         (8.21)      (3.65)          --        (0.47)
FI6          Federal Income Fund (11/02; 9/99)                                        4.07          --           --         4.66
GB6          Global Bond Fund (11/02; 5/96)                                          12.95        2.71           --         3.36
GR6          Growth Fund (11/02; 9/99)                                              (27.44)         --           --       (20.61)
IE6          International Fund (11/02; 1/92)                                       (19.66)      (7.46)        0.24        (0.05)
MF6          Managed Fund (11/02; 4/86)                                             (14.41)      (1.42)        4.82         6.91
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (23.28)      (1.56)          --         3.41
SV6          Partners Small Cap Value Fund (11/02; 8/01)                            (13.63)         --           --        (5.93)
IV6          S&P 500 Index Fund (11/02; 5/00)                                       (23.79)         --           --       (18.23)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                 (18.50)         --           --        (4.27)
ST6          Stock Fund (11/02; 8/01)                                               (22.30)         --           --       (18.92)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                 (33.22)      (9.84)        0.05         0.72
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (25.87)      (3.93)          --         5.55
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (23.00)         --           --        (2.95)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (23.64)       1.84         9.35         8.46
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                              (6.94)         --           --        (5.59)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                            (21.97)      (4.58)          --         0.55
6AV          VP Value, Class II (11/02; 5/96)(5)                                    (14.30)       2.16           --         6.63
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                (13.69)      (0.99)        4.88         6.13
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (24.00)         --           --        (3.41)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (18.29)      (1.13)          --         3.23
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (11.55)         --           --        13.66
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (21.86)      (5.68)        2.92         2.50
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     0.40        0.77         8.28         7.85
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (10.80)         --           --        (1.24)
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (13.31)       2.28           --         4.69


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                  (4.04%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                         (0.25)
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                              (3.14)
6FS          Financial Services Fund (11/02; 9/99)                                    (0.96)
6TC          Technology Fund (11/02; 5/97)                                            (4.28)
6TL          Telecommunications Fund (11/02; 9/99)                                    (4.82)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)             (5.74)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (2.12)
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                             (1.24)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)          (5.78)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (3.79)
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                        3.36
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (0.76)
6EU          Pioneer Europe VCT Portfolio -
             Class II Shares (11/02; 10/98)(12)                                       (2.09)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                        (4.93)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (0.92)
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                 (4.76)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (1.22)
            WANGER
6IT          International Small Cap (11/02; 5/95)                                     0.82
6SP          U.S. Smaller Companies (11/02; 5/95)                                      0.19
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (2.97)
6WI          International Equity Fund (11/02; 7/00)                                  (1.66)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (1.65)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (23.77%)        --%          --%       (4.20%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                        (6.28)         --           --         2.24
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                            (33.16)      (5.03)          --        (4.21)
6FS          Financial Services Fund (11/02; 9/99)                                  (16.09)         --           --         0.30
6TC          Technology Fund (11/02; 5/97)                                          (47.93)      (7.99)          --        (4.99)
6TL          Telecommunications Fund (11/02; 9/99)                                  (51.85)         --           --       (33.82)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (42.09)         --           --       (39.09)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (27.33)      (1.69)          --         6.41
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                           (12.22)         --           --        (5.65)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (29.03)         --           --       (10.36)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (33.07)         --           --         0.80
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (24.27)      (2.34)          --         7.12
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (18.08)       0.11           --         8.18
6EU          Pioneer Europe VCT Portfolio -
             Class II Shares (11/02; 10/98)(12)                                     (20.48)         --           --       (10.23)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (21.74)         --           --        (3.10)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (19.10)       0.64           --         2.78
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (31.88)      (5.78)          --        (1.73)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (28.27)       0.83         8.63         9.49
            WANGER
6IT          International Small Cap (11/02; 5/95)                                  (15.31)       3.51           --         9.42
6SP          U.S. Smaller Companies (11/02; 5/95)                                   (18.25)       1.25           --        11.15
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                (14.78)       0.55           --         6.30
6WI          International Equity Fund (11/02; 7/00)                                (24.29)         --           --       (21.02)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (39.41)     (13.91)          --        (3.51)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (8.72%)
BD6          Bond Fund (11/02; 10/81)                                                 (5.39)
CR6          Capital Resource Fund (11/02; 10/81)                                    (11.55)
CM6          Cash Management Fund (11/02; 10/81)                                      (6.59)
DE6          Diversified Equity Income Fund (11/02; 9/99)                             (4.74)
EM6          Emerging Markets Fund (11/02; 5/00)                                      (5.91)
ES6          Equity Select Fund (11/02; 5/01)                                         (6.32)
EI6          Extra Income Fund (11/02; 5/96)                                          (4.17)
FI6          Federal Income Fund (11/02; 9/99)                                        (6.50)
GB6          Global Bond Fund (11/02; 5/96)                                           (3.61)
GR6          Growth Fund (11/02; 9/99)                                               (10.72)
IE6          International Fund (11/02; 1/92)                                         (8.23)
MF6          Managed Fund (11/02; 4/86)                                               (8.45)
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                    (10.63)
SV6          Partners Small Cap Value Fund (11/02; 8/01)                              (4.81)
IV6          S&P 500 Index Fund (11/02; 5/00)                                         (9.08)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                   (6.39)
ST6          Stock Fund (11/02; 8/01)                                                 (9.23)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                   (9.08)
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)            (10.82)
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (7.05)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (8.85)
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                               (4.41)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                              (8.23)
6AV          VP Value, Class II (11/02; 5/96)(5)                                      (5.58)
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                  (7.52)
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (7.42)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (8.10)
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                      (5.95)
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                     (10.02)
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     (4.47)
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                 (4.88)
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (6.73)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (28.43%)        --%          --%      (13.25%)
BD6          Bond Fund (11/02; 10/81)                                                (2.67)       2.86         5.47         8.52
CR6          Capital Resource Fund (11/02; 10/81)                                   (27.84)      (5.49)        2.35         8.65
CM6          Cash Management Fund (11/02; 10/81)                                     (6.53)       2.66         2.83         4.67
DE6          Diversified Equity Income Fund (11/02; 9/99)                           (25.08)         --           --        (5.83)
EM6          Emerging Markets Fund (11/02; 5/00)                                    (12.59)         --           --       (16.21)
ES6          Equity Select Fund (11/02; 5/01)                                       (20.24)         --           --       (13.71)
EI6          Extra Income Fund (11/02; 5/96)                                        (13.70)      (3.40)          --        (0.22)
FI6          Federal Income Fund (11/02; 9/99)                                       (2.28)         --           --         4.91
GB6          Global Bond Fund (11/02; 5/96)                                           6.20        2.96           --         3.61
GR6          Growth Fund (11/02; 9/99)                                              (31.58)         --           --       (20.36)
IE6          International Fund (11/02; 1/92)                                       (24.36)      (7.21)        0.49         0.20
MF6          Managed Fund (11/02; 4/86)                                             (19.47)      (1.17)        5.07         7.16
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (27.72)      (1.31)          --         3.66
SV6          Partners Small Cap Value Fund (11/02; 8/01)                            (18.75)         --           --       (10.02)
IV6          S&P 500 Index Fund (11/02; 5/00)                                       (28.19)         --           --       (19.91)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                 (23.27)         --           --        (4.02)
ST6          Stock Fund (11/02; 8/01)                                               (26.81)         --           --       (22.38)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                 (36.96)      (9.59)        0.30         0.97
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (30.13)      (3.68)          --         5.80
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (27.45)         --           --        (2.70)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (28.06)       2.09         9.60         8.71
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                             (12.52)         --           --        (8.87)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                            (26.50)      (4.33)          --         0.80
6AV          VP Value, Class II (11/02; 5/96)(5)                                    (19.37)       2.41           --         6.88
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                (18.80)      (0.74)        5.13         6.38
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (28.38)         --           --        (3.16)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (23.08)      (0.88)          --         3.48
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (16.81)         --           --        13.91
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (26.39)      (5.43)        3.17         2.75
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                    (5.69)       1.02         8.53         8.10
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (16.11)         --           --        (0.99)
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (18.45)       2.53           --         4.94


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                  (9.82%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                         (6.30)
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                              (8.98)
6FS          Financial Services Fund (11/02; 9/99)                                    (6.96)
6TC          Technology Fund (11/02; 5/97)                                           (10.05)
6TL          Telecommunications Fund (11/02; 9/99)                                   (10.55)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)            (11.40)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (8.04)
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                             (7.22)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)         (11.44)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (9.60)
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                       (2.94)
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (6.77)
6EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (8.01)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                       (10.66)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (6.93)
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                (10.50)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (7.21)
            WANGER
6IT          International Small Cap (11/02; 5/95)                                    (5.30)
6SP          U.S. Smaller Companies (11/02; 5/95)                                     (5.89)
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (8.83)
6WI          International Equity Fund (11/02; 7/00)                                  (7.61)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (7.60)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (28.18%)         --%          --%       (3.95%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                       (11.91)          --           --         2.49
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                            (36.91)       (4.78)          --        (3.96)
6FS          Financial Services Fund (11/02; 9/99)                                  (21.03)          --           --         0.55
6TC          Technology Fund (11/02; 5/97)                                          (50.64)       (7.74)          --        (4.74)
6TL          Telecommunications Fund (11/02; 9/99)                                  (54.29)          --           --       (33.57)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (45.21)          --           --       (40.07)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (31.48)       (1.44)          --         6.66
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                           (17.43)          --           --        (5.40)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (33.06)          --           --       (10.11)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (36.82)          --           --         1.05
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (28.64)       (2.09)          --         7.37
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (22.88)        0.36           --         8.43
6EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)      (25.11)          --           --        (9.98)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (26.29)          --           --        (2.85)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (23.83)        0.89           --         3.03
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (35.72)       (5.53)          --        (1.48)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (32.36)        1.08         8.88         9.74
            WANGER
6IT          International Small Cap (11/02; 5/95)                                  (20.31)        3.76           --         9.67
6SP          U.S. Smaller Companies (11/02; 5/95)                                   (23.04)        1.50           --        11.40
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                (19.82)        0.80           --         6.55
6WI          International Equity Fund (11/02; 7/00)                                (28.66)          --           --       (22.79)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (42.72)      (13.66)          --        (3.26)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (2.60%)
BD6          Bond Fund (11/02; 10/81)                                                  0.98
CR6          Capital Resource Fund (11/02; 10/81)                                     (5.64)
CM6          Cash Management Fund (11/02; 10/81)                                      (0.31)
DE6          Diversified Equity Income Fund (11/02; 9/99)                              1.68
EM6          Emerging Markets Fund (11/02; 5/00)                                       0.42
ES6          Equity Select Fund (11/02; 5/01)                                         (0.02)
EI6          Extra Income Fund (11/02; 5/96)                                           2.29
FI6          Federal Income Fund (11/02; 9/99)                                        (0.21)
GB6          Global Bond Fund (11/02; 5/96)                                            2.89
GR6          Growth Fund (11/02; 9/99)                                                (4.75)
IE6          International Fund (11/02; 1/92)                                         (2.07)
MF6          Managed Fund (11/02; 4/86)                                               (2.31)
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                     (4.66)
SV6          Partners Small Cap Value Fund (11/02; 8/01)                               1.60
IV6          S&P 500 Index Fund (11/02; 5/00)                                         (2.98)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                   (0.09)
ST6          Stock Fund (11/02; 8/01)                                                 (3.15)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                   (2.99)
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)             (4.86)
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (0.80)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (2.74)
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                                2.03
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                              (2.08)
6AV          VP Value, Class II (11/02; 5/96)(5)                                       0.78
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                  (1.32)
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (1.20)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (1.94)
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                       0.37
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                      (4.00)
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                      1.96
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                  1.53
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (0.46)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC6          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (23.79%)        --%          --%      (13.25%)
BD6          Bond Fund (11/02; 10/81)                                                 3.90        2.86         5.47         8.52
CR6          Capital Resource Fund (11/02; 10/81)                                   (23.16)      (5.49)        2.35         8.65
CM6          Cash Management Fund (11/02; 10/81)                                     (0.25)       2.66         2.83         4.67
DE6          Diversified Equity Income Fund (11/02; 9/99)                           (20.20)         --           --        (5.83)
EM6          Emerging Markets Fund (11/02; 5/00)                                     (6.77)         --           --       (14.18)
ES6          Equity Select Fund (11/02; 5/01)                                       (14.99)         --           --       (10.35)
EI6          Extra Income Fund (11/02; 5/96)                                         (7.96)      (3.40)          --        (0.22)
FI6          Federal Income Fund (11/02; 9/99)                                        4.32          --           --         4.91
GB6          Global Bond Fund (11/02; 5/96)                                          13.20        2.96           --         3.61
GR6          Growth Fund (11/02; 9/99)                                              (27.19)         --           --       (20.36)
IE6          International Fund (11/02; 1/92)                                       (19.41)      (7.21)        0.49         0.20
MF6          Managed Fund (11/02; 4/86)                                             (14.16)      (1.17)        5.07         7.16
ND6          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (23.03)      (1.31)          --         3.66
SV6          Partners Small Cap Value Fund (11/02; 8/01)                            (13.38)         --           --        (5.68)
IV6          S&P 500 Index Fund (11/02; 5/00)                                       (23.54)         --           --       (17.98)
SC6          Small Cap Advantage Fund (11/02; 9/99)                                 (18.25)         --           --        (4.02)
ST6          Stock Fund (11/02; 8/01)                                               (22.05)         --           --       (18.67)
SA6          Strategy Aggressive Fund (11/02; 1/92)                                 (32.97)      (9.59)        0.30         0.97
            AIM V.I.
6AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (25.62)      (3.68)          --         5.80
6AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (22.75)         --           --        (2.70)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
6AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (23.39)       2.09         9.60         8.71
6AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                              (6.69)         --           --        (5.34)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI          VP International, Class II (11/02; 5/94)(5)                            (21.72)      (4.33)          --         0.80
6AV          VP Value, Class II (11/02; 5/96)(5)                                    (14.05)       2.41           --         6.88
            CALVERT VARIABLE SERIES, INC.
6SR          Social Balanced Portfolio (11/02; 9/86)                                (13.44)      (0.74)        5.13         6.38
            EVERGREEN VA
6CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (23.75)         --           --        (3.16)
            FIDELITY(R) VIP
6FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (18.04)      (0.88)          --         3.48
6FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (11.30)         --           --        13.91
6FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (21.61)      (5.43)        3.17         2.75
            FTVIPT
6RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     0.65        1.02         8.53         8.10
6SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (10.55)         --           --        (0.99)
6MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (13.06)       2.53           --         4.94


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                  (3.79%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                         (0.00)
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                              (2.89)
6FS          Financial Services Fund (11/02; 9/99)                                    (0.71)
6TC          Technology Fund (11/02; 5/97)                                            (4.03)
6TL          Telecommunications Fund (11/02; 9/99)                                    (4.57)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)             (5.49)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (1.87)
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                             (0.99)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)          (5.53)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (3.54)
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                        3.61
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (0.51)
6EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (1.84)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                        (4.68)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (0.67)
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                 (4.51)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (0.97)
            WANGER
6IT          International Small Cap (11/02; 5/95)                                     1.07
6SP          U.S. Smaller Companies (11/02; 5/95)                                      0.44
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (2.72)
6WI          International Equity Fund (11/02; 7/00)                                  (1.41)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (1.40)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
6UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (23.52%)         --%          --%       (3.95%)
6MC          Mid Cap Value Fund (11/02; 5/98)                                        (6.03)          --           --         2.49
            INVESCO VIF
6ID          Dynamics Fund (11/02; 8/97)                                            (32.91)       (4.78)          --        (3.96)
6FS          Financial Services Fund (11/02; 9/99)                                  (15.84)          --           --         0.55
6TC          Technology Fund (11/02; 5/97)                                          (47.68)       (7.74)          --        (4.74)
6TL          Telecommunications Fund (11/02; 9/99)                                  (51.60)          --           --       (33.57)
            JANUS ASPEN SERIES
6GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (41.84)          --           --       (38.84)
6IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (27.08)       (1.44)          --         6.66
            LAZARD RETIREMENT SERIES
6IP          International Equity Portfolio (11/02; 9/98)                           (11.97)          --           --        (5.40)
            MFS(R)
6MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (28.78)          --           --       (10.11)
6MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (32.82)          --           --         1.05
6UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (24.02)       (2.09)          --         7.37
            PIONEER VCT
6PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (17.83)        0.36           --         8.43
6EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)      (20.23)          --           --        (9.98)
            PUTNAM VARIABLE TRUST
6HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (21.49)          --           --        (2.85)
6PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (18.85)        0.89           --         3.03
             (previously Putnam VT International Growth Fund - Class IB Shares)
6VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (31.63)       (5.53)          --        (1.48)
            STRONG FUNDS
6SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (28.02)        1.08         8.88         9.74
            WANGER
6IT          International Small Cap (11/02; 5/95)                                  (15.06)        3.76           --         9.67
6SP          U.S. Smaller Companies (11/02; 5/95)                                   (18.00)        1.50           --        11.40
            WELLS FARGO VT
6AA          Asset Allocation Fund (11/02; 4/94)(16)                                (14.53)        0.80           --         6.55
6WI          International Equity Fund (11/02; 7/00)                                (24.04)          --           --       (20.77)
6SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (39.16)      (13.66)          --        (3.26)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (8.92%)
BD9          Bond Fund (11/02; 10/81)                                                 (5.60)
CR9          Capital Resource Fund (11/02; 10/81)                                    (11.75)
CM9          Cash Management Fund (11/02; 10/81)                                      (6.79)
DE9          Diversified Equity Income Fund (11/02; 9/99)                             (4.94)
EM9          Emerging Markets Fund (11/02; 5/00)                                      (6.12)
ES9          Equity Select Fund (11/02; 5/01)                                         (6.52)
EI9          Extra Income Fund (11/02; 5/96)                                          (4.24)
FI9          Federal Income Fund (11/02; 9/99)                                        (6.71)
GB9          Global Bond Fund (11/02; 5/96)                                           (3.78)
GR9          Growth Fund (11/02; 9/99)                                               (10.93)
IE9          International Fund (11/02; 1/92)                                         (8.43)
MF9          Managed Fund (11/02; 4/86)                                               (8.65)
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                    (10.84)
SV9          Partners Small Cap Value Fund (11/02; 8/01)                              (5.02)
IV9          S&P 500 Index Fund (11/02; 5/00)                                         (9.28)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                   (6.59)
ST9          Stock Fund (11/02; 8/01)                                                 (9.44)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                   (9.28)
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)            (11.03)
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (7.25)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (9.06)
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                               (4.61)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                              (8.44)
9AV          VP Value, Class II (11/02; 5/96)(5)                                      (5.78)
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                  (8.10)
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (7.62)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (8.31)
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                      (6.16)
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                     (10.22)
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     (4.68)
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                 (5.08)
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (6.93)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (28.51%)        --%          --%      (13.32%)
BD9          Bond Fund (11/02; 10/81)                                                (2.70)       2.82         5.43         8.49
CR9          Capital Resource Fund (11/02; 10/81)                                   (27.92)      (5.54)        2.31         8.62
CM9          Cash Management Fund (11/02; 10/81)                                     (6.56)       2.62         2.79         4.63
DE9          Diversified Equity Income Fund (11/02; 9/99)                           (25.16)         --           --        (5.89)
EM9          Emerging Markets Fund (11/02; 5/00)                                    (12.64)         --           --       (16.28)
ES9          Equity Select Fund (11/02; 5/01)                                       (20.30)         --           --       (13.77)
EI9          Extra Income Fund (11/02; 5/96)                                        (13.63)      (3.43)          --        (0.24)
FI9          Federal Income Fund (11/02; 9/99)                                       (2.32)         --           --         4.87
GB9          Global Bond Fund (11/02; 5/96)                                           6.24        2.93           --         3.58
GR9          Growth Fund (11/02; 9/99)                                              (31.67)         --           --       (20.45)
IE9          International Fund (11/02; 1/92)                                       (24.43)      (7.27)        0.44         0.15
MF9          Managed Fund (11/02; 4/86)                                             (19.53)      (1.22)        5.03         7.12
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (27.80)      (1.36)          --         3.62
SV9          Partners Small Cap Value Fund (11/02; 8/01)                            (18.81)         --           --       (10.06)
IV9          S&P 500 Index Fund (11/02; 5/00)                                       (28.27)         --           --       (19.99)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                 (23.34)         --           --        (4.07)
ST9          Stock Fund (11/02; 8/01)                                               (26.88)         --           --       (22.45)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                 (37.06)      (9.65)        0.25         0.92
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (30.21)      (3.73)          --         5.77
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (27.53)         --           --        (2.76)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (28.14)       2.05         9.57         8.68
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                             (12.57)         --           --        (8.92)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                            (26.58)      (4.38)          --         0.76
9AV          VP Value, Class II (11/02; 5/96)(5)                                    (19.43)       2.37           --         6.85
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                (18.90)      (0.80)        5.09         6.34
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (28.46)         --           --        (3.21)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (23.14)      (0.93)          --         3.44
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (16.87)         --           --        13.89
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (26.47)      (5.48)        3.13         2.71
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                    (5.72)       0.98         8.50         8.07
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (16.16)         --           --        (1.04)
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (18.51)       2.49           --         4.90


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                 (10.03%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                         (6.51)
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                              (9.19)
9FS          Financial Services Fund (02/02; 9/99)                                    (7.18)
9TC          Technology Fund (11/02; 5/97)                                           (10.25)
9TL          Telecommunications Fund (11/02; 9/99)                                   (10.75)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)            (11.61)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (7.95)
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                             (7.43)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)         (11.65)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (9.80)
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                       (3.15)
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (6.33)
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (8.22)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                       (10.86)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (7.13)
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                (10.70)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (7.45)
            WANGER
9IT          International Small Cap (11/02; 5/95)                                    (5.51)
9SP          U.S. Smaller Companies (11/02; 5/95)                                     (6.10)
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (8.57)
9WI          International Equity Fund (11/02; 7/00)                                  (7.81)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (7.80)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (28.26%)        --%          --%       (4.00%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                       (11.95)         --           --         2.45
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                            (37.01)      (4.84)          --        (4.02)
9FS          Financial Services Fund (02/02; 9/99)                                  (21.11)         --           --         0.50
9TC          Technology Fund (11/02; 5/97)                                          (50.77)      (7.80)          --        (4.80)
9TL          Telecommunications Fund (11/02; 9/99)                                  (54.42)         --           --       (33.69)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (45.33)         --           --       (40.19)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (31.35)      (1.43)          --         6.67
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                           (17.49)         --           --        (5.45)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (33.15)         --           --       (10.18)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (36.92)         --           --         1.01
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (28.72)      (2.14)          --         7.34
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (22.41)       0.45           --         8.50
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)      (25.19)         --           --       (10.05)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (26.37)         --           --        (2.90)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (23.91)       0.84           --         2.99
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (35.81)      (5.59)          --        (1.53)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (32.48)       1.02         8.85         9.70
            WANGER
9IT          International Small Cap (11/02; 5/95)                                  (20.37)       3.72           --         9.65
9SP          U.S. Smaller Companies (11/02; 5/95)                                   (23.11)       1.45           --        11.37
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                (19.47)       0.86           --         6.58
9WI          International Equity Fund (11/02; 7/00)                                (28.74)         --           --       (22.87)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (42.83)     (13.73)          --        (3.31)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (2.82%)
BD9          Bond Fund (11/02; 10/81)                                                  0.76
CR9          Capital Resource Fund (11/02; 10/81)                                     (5.87)
CM9          Cash Management Fund (11/02; 10/81)                                      (0.52)
DE9          Diversified Equity Income Fund (11/02; 9/99)                              1.46
EM9          Emerging Markets Fund (11/02; 5/00)                                       0.20
ES9          Equity Select Fund (11/02; 5/01)                                         (0.24)
EI9          Extra Income Fund (11/02; 5/96)                                           2.22
FI9          Federal Income Fund (11/02; 9/99)                                        (0.44)
GB9          Global Bond Fund (11/02; 5/96)                                            2.71
GR9          Growth Fund (11/02; 9/99)                                                (4.98)
IE9          International Fund (11/02; 1/92)                                         (2.29)
MF9          Managed Fund (11/02; 4/86)                                               (2.53)
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                     (4.88)
SV9          Partners Small Cap Value Fund (11/02; 8/01)                               1.38
IV9          S&P 500 Index Fund (11/02; 5/00)                                         (3.21)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                   (0.32)
ST9          Stock Fund (11/02; 8/01)                                                 (3.37)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                   (3.21)
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)             (5.08)
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (1.02)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (2.96)
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                                1.81
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                              (2.30)
9AV          VP Value, Class II (11/02; 5/96)(5)                                       0.56
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                  (1.93)
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (1.42)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (2.16)
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                       0.15
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                      (4.22)
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                      1.74
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                  1.31
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (0.68)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (23.88%)        --%          --%      (13.32%)
BD9          Bond Fund (11/02; 10/81)                                                 3.87        2.82         5.43         8.49
CR9          Capital Resource Fund (11/02; 10/81)                                   (23.25)      (5.54)        2.31         8.62
CM9          Cash Management Fund (11/02; 10/81)                                     (0.28)       2.62         2.79         4.63
DE9          Diversified Equity Income Fund (11/02; 9/99)                           (20.28)         --           --        (5.89)
EM9          Emerging Markets Fund (11/02; 5/00)                                     (6.82)         --           --       (14.26)
ES9          Equity Select Fund (11/02; 5/01)                                       (15.05)         --           --       (10.41)
EI9          Extra Income Fund (11/02; 5/96)                                         (7.88)      (3.43)          --        (0.24)
FI9          Federal Income Fund (11/02; 9/99)                                        4.28          --           --         4.87
GB9          Global Bond Fund (11/02; 5/96)                                          13.24        2.93           --         3.58
GR9          Growth Fund (11/02; 9/99)                                              (27.28)         --           --       (20.45)
IE9          International Fund (11/02; 1/92)                                       (19.49)      (7.27)        0.44         0.15
MF9          Managed Fund (11/02; 4/86)                                             (14.23)      (1.22)        5.03         7.12
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (23.11)      (1.36)          --         3.62
SV9          Partners Small Cap Value Fund (11/02; 8/01)                            (13.45)         --           --        (5.74)
IV9          S&P 500 Index Fund (11/02; 5/00)                                       (23.63)         --           --       (18.07)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                 (18.32)         --           --        (4.07)
ST9          Stock Fund (11/02; 8/01)                                               (22.13)         --           --       (18.75)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                 (33.07)      (9.65)        0.25         0.92
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (25.71)      (3.73)          --         5.77
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (22.83)         --           --        (2.76)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (23.48)       2.05         9.57         8.68
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                              (6.74)         --           --        (5.39)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                            (21.80)      (4.38)          --         0.76
9AV          VP Value, Class II (11/02; 5/96)(5)                                    (14.12)       2.37           --         6.85
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                (13.55)      (0.80)        5.09         6.34
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (23.83)         --           --        (3.21)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (18.11)      (0.93)          --         3.44
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (11.36)         --           --        13.89
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (21.69)      (5.48)        3.13         2.71
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     0.62        0.98         8.50         8.07
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (10.61)         --           --        (1.04)
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (13.13)       2.49           --         4.90


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                  (4.01%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                         (0.22)
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                              (3.11)
9FS          Financial Services Fund (02/02; 9/99)                                    (0.95)
9TC          Technology Fund (11/02; 5/97)                                            (4.25)
9TL          Telecommunications Fund (11/02; 9/99)                                    (4.79)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)             (5.71)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (1.78)
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                             (1.21)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)          (5.75)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (3.77)
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                        3.39
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (0.03)
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (2.07)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                        (4.91)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (0.89)
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                 (4.73)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (1.24)
            WANGER
9IT          International Small Cap (11/02; 5/95)                                     0.85
9SP          U.S. Smaller Companies (11/02; 5/95)                                      0.22
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (2.44)
9WI          International Equity Fund (11/02; 7/00)                                  (1.63)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (1.62)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (23.61%)         --%          --%       (4.00%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                        (6.08)          --           --         2.45
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                            (33.02)       (4.84)          --        (4.02)
9FS          Financial Services Fund (02/02; 9/99)                                  (15.92)          --           --         0.50
9TC          Technology Fund (11/02; 5/97)                                          (47.82)       (7.80)          --        (4.80)
9TL          Telecommunications Fund (11/02; 9/99)                                  (51.75)          --           --       (33.69)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (41.96)          --           --       (38.96)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (26.94)       (1.43)          --         6.67
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                           (12.03)          --           --        (5.45)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (28.88)          --           --       (10.18)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (32.92)          --           --         1.01
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (24.11)       (2.14)          --         7.34
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (17.33)        0.45           --         8.50
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)      (20.31)          --           --       (10.05)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (21.58)          --           --        (2.90)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (18.93)        0.84           --         2.99
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (31.73)       (5.59)          --        (1.53)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (28.15)        1.02         8.85         9.70
            WANGER
9IT          International Small Cap (11/02; 5/95)                                  (15.13)        3.72           --         9.65
9SP          U.S. Smaller Companies (11/02; 5/95)                                   (18.08)        1.45           --        11.37
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                (14.16)        0.86           --         6.58
9WI          International Equity Fund (11/02; 7/00)                                (24.13)          --           --       (20.86)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (39.28)      (13.73)          --        (3.31)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (8.69%)
BD9          Bond Fund (11/02; 10/81)                                                 (5.36)
CR9          Capital Resource Fund (11/02; 10/81)                                    (11.52)
CM9          Cash Management Fund (11/02; 10/81)                                      (6.55)
DE9          Diversified Equity Income Fund (11/02; 9/99)                             (4.71)
EM9          Emerging Markets Fund (11/02; 5/00)                                      (5.89)
ES9          Equity Select Fund (11/02; 5/01)                                         (6.29)
EI9          Extra Income Fund (11/02; 5/96)                                          (4.00)
FI9          Federal Income Fund (11/02; 9/99)                                        (6.48)
GB9          Global Bond Fund (11/02; 5/96)                                           (3.54)
GR9          Growth Fund (11/02; 9/99)                                               (10.69)
IE9          International Fund (11/02; 1/92)                                         (8.20)
MF9          Managed Fund (11/02; 4/86)                                               (8.42)
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                    (10.61)
SV9          Partners Small Cap Value Fund (11/02; 8/01)                              (4.78)
IV9          S&P 500 Index Fund (11/02; 5/00)                                         (9.05)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                   (6.36)
ST9          Stock Fund (11/02; 8/01)                                                 (9.21)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                   (9.05)
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)            (10.79)
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (7.02)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (8.82)
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                               (4.38)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                              (8.20)
9AV          VP Value, Class II (11/02; 5/96)(5)                                      (5.55)
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                  (7.86)
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (7.39)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (8.07)
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                      (5.92)
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                      (9.99)
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     (4.44)
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                 (4.85)
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (6.70)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (28.28%)        --%          --%      (13.07%)
BD9          Bond Fund (11/02; 10/81)                                                (2.47)       3.07         5.68         8.74
CR9          Capital Resource Fund (11/02; 10/81)                                   (27.69)      (5.29)        2.56         8.87
CM9          Cash Management Fund (11/02; 10/81)                                     (6.32)       2.87         3.04         4.88
DE9          Diversified Equity Income Fund (11/02; 9/99)                           (24.92)         --           --        (5.64)
EM9          Emerging Markets Fund (11/02; 5/00)                                    (12.41)         --           --       (16.04)
ES9          Equity Select Fund (11/02; 5/01)                                       (20.07)         --           --       (13.53)
EI9          Extra Income Fund (11/02; 5/96)                                        (13.39)      (3.18)          --         0.01
FI9          Federal Income Fund (11/02; 9/99)                                       (2.09)         --           --         5.12
GB9          Global Bond Fund (11/02; 5/96)                                           6.49        3.18           --         3.83
GR9          Growth Fund (11/02; 9/99)                                              (31.44)         --           --       (20.20)
IE9          International Fund (11/02; 1/92)                                       (24.20)      (7.02)        0.69         0.40
MF9          Managed Fund (11/02; 4/86)                                             (19.30)      (0.97)        5.28         7.37
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (27.56)      (1.11)          --         3.87
SV9          Partners Small Cap Value Fund (11/02; 8/01)                            (18.58)         --           --        (9.83)
IV9          S&P 500 Index Fund (11/02; 5/00)                                       (28.04)         --           --       (19.75)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                 (23.11)         --           --        (3.82)
ST9          Stock Fund (11/02; 8/01)                                               (26.65)         --           --       (22.21)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                 (36.83)      (9.40)        0.50         1.17
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (29.98)      (3.48)          --         6.02
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (27.30)         --           --        (2.51)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (27.90)       2.30         9.82         8.93
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                             (12.34)         --           --        (8.68)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                            (26.35)      (4.13)          --         1.01
9AV          VP Value, Class II (11/02; 5/96)(5)                                    (19.20)       2.62           --         7.10
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                (18.67)      (0.55)        5.34         6.59
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (28.23)         --           --        (2.96)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (22.91)      (0.68)          --         3.69
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (16.63)         --           --        14.14
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (26.24)      (5.23)        3.38         2.96
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                    (5.49)       1.23         8.75         8.32
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (15.93)         --           --        (0.79)
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (18.28)       2.74           --         5.15


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                  (9.79%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                         (6.28)
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                              (8.96)
9FS          Financial Services Fund (11/02; 9/99)                                    (6.95)
9TC          Technology Fund (11/02; 5/97)                                           (10.02)
9TL          Telecommunications Fund (11/02; 9/99)                                   (10.52)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)            (11.38)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (7.72)
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                             (7.19)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)         (11.41)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (9.57)
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                       (2.92)
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                        (6.10)
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (7.99)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                       (10.63)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (6.90)
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                (10.47)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (7.22)
            WANGER
9IT          International Small Cap (11/02; 5/95)                                    (5.28)
9SP          U.S. Smaller Companies (11/02; 5/95)                                     (5.87)
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (8.33)
9WI          International Equity Fund (11/02; 7/00)                                  (7.58)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (7.57)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (28.03%)        --%          --%       (3.75%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                       (11.72)         --           --         2.70
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                            (36.78)      (4.59)          --        (3.77)
9FS          Financial Services Fund (11/02; 9/99)                                  (20.87)         --           --         0.75
9TC          Technology Fund (11/02; 5/97)                                          (50.54)      (7.55)          --        (4.55)
9TL          Telecommunications Fund (11/02; 9/99)                                  (54.19)         --           --       (33.44)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (45.09)         --           --       (39.94)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (31.12)      (1.18)          --         6.92
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                           (17.26)         --           --        (5.20)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (32.92)         --           --        (9.93)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (36.69)         --           --         1.26
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (28.49)      (1.89)          --         7.59
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (22.18)       0.70           --         8.75
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)      (24.95)         --           --        (9.80)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (26.13)         --           --        (2.65)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (23.67)       1.09           --         3.24
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (35.58)      (5.34)          --        (1.28)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (32.25)       1.27         9.10         9.95
            WANGER
9IT          International Small Cap (11/02; 5/95)                                  (20.14)       3.97           --         9.90
9SP          U.S. Smaller Companies (11/02; 5/95)                                   (22.88)       1.70           --        11.62
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                (19.23)       1.11           --         6.83
9WI          International Equity Fund (11/02; 7/00)                                (28.51)         --           --       (22.63)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (42.59)     (13.48)          --        (3.06)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                                (2.57%)
BD9          Bond Fund (11/02; 10/81)                                                  1.01
CR9          Capital Resource Fund (11/02; 10/81)                                     (5.62)
CM9          Cash Management Fund (11/02; 10/81)                                      (0.27)
DE9          Diversified Equity Income Fund (11/02; 9/99)                              1.71
EM9          Emerging Markets Fund (11/02; 5/00)                                       0.45
ES9          Equity Select Fund (11/02; 5/01)                                          0.01
EI9          Extra Income Fund (11/02; 5/96)                                           2.47
FI9          Federal Income Fund (11/02; 9/99)                                        (0.19)
GB9          Global Bond Fund (11/02; 5/96)                                            2.96
GR9          Growth Fund (11/02; 9/99)                                                (4.73)
IE9          International Fund (11/02; 1/92)                                         (2.04)
MF9          Managed Fund (11/02; 4/86)                                               (2.28)
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                     (4.63)
SV9          Partners Small Cap Value Fund (11/02; 8/01)                               1.63
IV9          S&P 500 Index Fund (11/02; 5/00)                                         (2.96)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                   (0.07)
ST9          Stock Fund (11/02; 8/01)                                                 (3.12)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                   (2.96)
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)             (4.83)
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)              (0.77)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                               (2.71)
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                                2.06
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                              (2.05)
9AV          VP Value, Class II (11/02; 5/96)(5)                                       0.81
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                  (1.68)
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                           (1.17)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)              (1.91)
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                       0.40
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                      (3.97)
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                      1.99
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                                  1.56
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)                (0.43)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC9          Blue Chip Advantage Fund (11/02; 9/99)(1)                              (23.63%)         --%          --%      (13.07%)
BD9          Bond Fund (11/02; 10/81)                                                 4.12         3.07         5.68         8.74
CR9          Capital Resource Fund (11/02; 10/81)                                   (23.00)       (5.29)        2.56         8.87
CM9          Cash Management Fund (11/02; 10/81)                                     (0.03)        2.87         3.04         4.88
DE9          Diversified Equity Income Fund (11/02; 9/99)                           (20.03)          --           --        (5.64)
EM9          Emerging Markets Fund (11/02; 5/00)                                     (6.57)          --           --       (14.01)
ES9          Equity Select Fund (11/02; 5/01)                                       (14.80)          --           --       (10.16)
EI9          Extra Income Fund (11/02; 5/96)                                         (7.63)       (3.18)          --         0.01
FI9          Federal Income Fund (11/02; 9/99)                                        4.53           --           --         5.12
GB9          Global Bond Fund (11/02; 5/96)                                          13.49         3.18           --         3.83
GR9          Growth Fund (11/02; 9/99)                                              (27.03)          --           --       (20.20)
IE9          International Fund (11/02; 1/92)                                       (19.24)       (7.02)        0.69         0.40
MF9          Managed Fund (11/02; 4/86)                                             (13.98)       (0.97)        5.28         7.37
ND9          NEW DIMENSIONS FUND(R) (11/02; 5/96)                                   (22.86)       (1.11)          --         3.87
SV9          Partners Small Cap Value Fund (11/02; 8/01)                            (13.20)          --           --        (5.49)
IV9          S&P 500 Index Fund (11/02; 5/00)                                       (23.38)          --           --       (17.82)
SC9          Small Cap Advantage Fund (11/02; 9/99)                                 (18.07)          --           --        (3.82)
ST9          Stock Fund (11/02; 8/01)                                               (21.88)          --           --       (18.50)
SA9          Strategy Aggressive Fund (11/02; 1/92)                                 (32.82)       (9.40)        0.50         1.17
            AIM V.I.
9AC          Capital Appreciation Fund, Series II Shares (11/02; 5/93)(2)           (25.46)       (3.48)          --         6.02
9AD          Capital Development Fund, Series II Shares (11/02; 5/98)(2)            (22.58)          --           --        (2.51)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
9AL          AllianceBernstein Growth and Income Portfolio
             (Class B) (11/02; 1/91)(3)                                             (23.23)        2.30         9.82         8.93
9AB          AllianceBernstein International Value Portfolio
             (Class B) (11/02; 5/01)(4)                                              (6.49)          --           --        (5.14)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI          VP International, Class II (11/02; 5/94)(5)                            (21.55)       (4.13)          --         1.01
9AV          VP Value, Class II (11/02; 5/96)(5)                                    (13.87)        2.62           --         7.10
            CALVERT VARIABLE SERIES, INC.
9SR          Social Balanced Portfolio (11/02; 9/86)                                (13.30)       (0.55)        5.34         6.59
            EVERGREEN VA
9CG          Capital Growth Fund - Class 2 (11/02; 3/98)(6)                         (23.58)          --           --        (2.96)
            FIDELITY(R) VIP
9FG          Growth & Income Portfolio Service Class 2 (11/02; 12/96)(7)            (17.86)       (0.68)          --         3.69
9FM          Mid Cap Portfolio Service Class 2 (11/02; 12/98)(7)                    (11.11)          --           --        14.14
9FO          Overseas Portfolio Service Class 2 (11/02; 1/87)(7)                    (21.44)       (5.23)        3.38         2.96
            FTVIPT
9RE          Franklin Real Estate Fund - Class 2 (11/02; 1/89)(8)                     0.87         1.23         8.75         8.32
9SI          Franklin Small Cap Value Securities Fund -
             Class 2 (11/02; 5/98)(8)                                               (10.36)          --           --        (0.79)
9MS          Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(8)              (12.88)        2.74           --         5.15


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                        THE SUBACCOUNT(b)
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                  (3.76%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                          0.03
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                              (2.86)
9FS          Financial Services Fund (11/02; 9/99)                                    (0.70)
9TC          Technology Fund (11/02; 5/97)                                            (4.00)
9TL          Telecommunications Fund (11/02; 9/99)                                    (4.54)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)             (5.46)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)          (1.53)
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                             (0.96)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)          (5.50)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                   (3.52)
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                        3.64
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                         0.22
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)        (1.82)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                        (4.66)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                        (0.64)
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)                 (4.48)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)             (0.99)
            WANGER
9IT          International Small Cap (11/02; 5/95)                                     1.10
9SP          U.S. Smaller Companies (11/02; 5/95)                                      0.47
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                  (2.19)
9WI          International Equity Fund (11/02; 7/00)                                  (1.38)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                  (1.37)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     5 YEARS      10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
9UE          CORE(SM) U.S. Equity Fund (11/02; 2/98)                                (23.36%)         --%          --%       (3.75%)
9MC          Mid Cap Value Fund (11/02; 5/98)                                        (5.83)          --           --         2.70
            INVESCO VIF
9ID          Dynamics Fund (11/02; 8/97)                                            (32.77)       (4.59)          --        (3.77)
9FS          Financial Services Fund (11/02; 9/99)                                  (15.67)          --           --         0.75
9TC          Technology Fund (11/02; 5/97)                                          (47.57)       (7.55)          --        (4.55)
9TL          Telecommunications Fund (11/02; 9/99)                                  (51.50)          --           --       (33.44)
            JANUS ASPEN SERIES
9GT          Global Technology Portfolio: Service Shares (11/02; 1/00)(9)           (41.71)          --           --       (38.71)
9IG          International Growth Portfolio: Service Shares (11/02; 5/94)(9)        (26.69)       (1.18)          --         6.92
            LAZARD RETIREMENT SERIES
9IP          International Equity Portfolio (11/02; 9/98)                           (11.78)          --           --        (5.20)
            MFS(R)
9MG          Investors Growth Stock Series - Service Class (11/02; 5/99)(10)        (28.63)          --           --        (9.93)
9MD          New Discovery Series - Service Class (11/02; 5/98)(10)                 (32.67)          --           --         1.26
9UT          Utilities Series - Service Class (11/02; 1/95)(10)                     (23.86)       (1.89)          --         7.59
            PIONEER VCT
9PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (11/02; 3/95)(11)                                      (17.08)        0.70           --         8.75
9EU          Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(12)      (20.06)          --           --        (9.80)
            PUTNAM VARIABLE TRUST
9HS          Putnam VT Health Sciences Fund -
             Class IB Shares (11/02; 4/98)(13)                                      (21.33)          --           --        (2.65)
9PI          Putnam VT International Equity Fund -
             Class IB Shares (11/02; 1/97)(14)                                      (18.68)        1.09           --         3.24
             (previously Putnam VT International Growth Fund - Class IB Shares)
9VS          Putnam VT Vista Fund - Class IB Shares (11/02; 1/97)(14)               (31.48)       (5.34)          --        (1.28)
            STRONG FUNDS
9SO          Strong Opportunity Fund II - Advisor Class (11/02; 5/92)(15)           (27.90)        1.27         9.10         9.95
            WANGER
9IT          International Small Cap (11/02; 5/95)                                  (14.88)        3.97           --         9.90
9SP          U.S. Smaller Companies (11/02; 5/95)                                   (17.83)        1.70           --        11.62
            WELLS FARGO VT
9AA          Asset Allocation Fund (11/02; 4/94)(16)                                (13.91)        1.11           --         6.83
9WI          International Equity Fund (11/02; 7/00)                                (23.88)          --           --       (20.61)
9SG          Small Cap Growth Fund (11/02; 5/95)(17)                                (39.03)      (13.48)          --        (3.06)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

NOTES TO PERFORMANCE INFORMATION

 (1) Commencement date of the subaccount; Commencement date of the fund.

 (2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

 (3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

 (6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

 (7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

 (8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable surrender charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT      INVESTING IN:                                      SIMPLE YIELD       COMPOUND YIELD
CM7             AXP(R) Variable Portfolio - Cash Management Fund      (0.16%)             (0.16%)
CM8             AXP(R) Variable Portfolio - Cash Management Fund       0.02                0.02
CM6             AXP(R) Variable Portfolio - Cash Management Fund      (0.57)              (0.57)
CM9             AXP(R) Variable Portfolio - Cash Management Fund      (0.38)              (0.38)


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT       INVESTING IN:                                             YIELD
BD7              AXP(R) Variable Portfolio - Bond Fund                     5.18%
BD8              AXP(R) Variable Portfolio - Bond Fund                     5.17
BD9              AXP(R) Variable Portfolio - Bond Fund                     4.44
BD6              AXP(R) Variable Portfolio - Bond Fund                     4.21
EI7              AXP(R) Variable Portfolio - Extra Income Fund             5.05
EI8              AXP(R) Variable Portfolio - Extra Income Fund             5.07
EI9              AXP(R) Variable Portfolio - Extra Income Fund             7.38
EI6              AXP(R) Variable Portfolio - Extra Income Fund             8.12
FI7              AXP(R) Variable Portfolio - Federal Income Fund           2.96
FI8              AXP(R) Variable Portfolio - Federal Income Fund           2.96
FI9              AXP(R) Variable Portfolio - Federal Income Fund           2.71
FI6              AXP(R) Variable Portfolio - Federal Income Fund           2.66
GB7              AXP(R) Variable Portfolio - Global Bond Fund              2.48
GB8              AXP(R) Variable Portfolio - Global Bond Fund              2.47
GB9              AXP(R) Variable Portfolio - Global Bond Fund              0.59
GB6              AXP(R) Variable Portfolio - Global Bond Fund              0.22


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


- take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then


- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                             www.ambest.com
Fitch (formerly Duff and Phelps)      www.fitchratings.com
Moody's                               www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $1,983,108; 2001 $3,177,060; and 2000:
$1,656,378. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst &Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Advantage(R) Variable Annuity/American Express Retirement Advisor Select(R) Variable Annuity (comprised of subaccounts BC7, BC8, BD7, BD8, CR7, CR8, CM7, CM8, DE7, DE8, EM7, EM8, ES7, ES8, EI7, EI8, FI7, FI8, GB7, GB8, GR7, GR8, IE7, IE8, MF7, MF8, ND7, ND8, SV7, SV8, IV7, IV8, SC7, SC8, ST7, ST8, SA7, SA8, 7AC, 8AC, 7AD, 8AD, 7AB, 8AB, 7AL, 8AL, 7AI, 8AI, 7AV, 8AV, 7SR, 8SR, 7CG, 8CG, 7FG, 8FG, 7FM, 8FM, 7FO, 8FO, 7RE, 8RE, 7SI, 8SI, 7MS, 8MS, 7UE, 8UE, 7MC, 8MC, 7ID, 8ID, 7FS, 8FS, 7TC, 8TC, 7TL, 8TL, 7GT, 8GT, 7IG, 8IG, 7IP, 8IP, 7MG, 8MG, 7MD, 8MD, 7UT, 8UT, 7PE, 8PE, 7EU, 8EU, 7HS, 8HS, 7PI, 8PI, 7VS, 8VS, 7SO, 8SO, 7IT, 8IT, 7SP, 8SP, 7AA, 8AA, 7WI, 8WI, 7SG, 8SG, BC6, BC9, BD6, BD9, CR6, CR9, CM6, CM9, DE6, DE9, EM6, EM9, ES6, ES9, EI6, EI9, FI6, FI9, GB6, GB9, GR6, GR9, IE6, IE9, MF6, MF9, ND6, ND9, SV6, SV9, IV6, IV9, SC6, SC9, ST6, ST9, SA6, SA9, 6AC, 9AC, 6AD, 9AD, 6AB, 9AB, 6AL, 9AL, 6AI, 9AI, 6AV, 9AV, 6SR, 9SR, 6CG, 9CG, 6FG, 9FG, 6FM, 9FM, 6FO, 9FO, 6RE, 9RE, 6SI, 9SI, 6MS, 9MS, 6UE, 9UE, 6MC, 9MC, 6ID, 9ID, 6FS, 9FS, 6TC, 9TC, 6TL, 9TL, 6GT, 9GT, 6IG, 9IG, 6IP, 9IP, 6MG, 9MG, 6MD, 9MD, 6UT, 9UT, 6PE, 9PE, 6EU, 9EU, 6HS, 9HS, 6PI, 9PI, 6VS, 9VS, 6SO, 9SO, 6IT, 9IT, 6SP, 9SP, 6AA, 9AA, 6WI, 9WI, 6SG and 9SG) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Advantage(R) Variable Annuity/American Express Retirement Advisor Select(R) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 21, 2003

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                                BC7           BC8            BD7            BD8            CR7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    479,201   $    649,763   $  8,429,355   $  8,729,273   $    344,871
                                                            ------------------------------------------------------------------------
    at market value                                         $    368,693   $    500,342   $  8,499,494   $  8,786,356   $    253,771
Dividends receivable                                                  --             --         36,504         37,498             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            105             --         46,720             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     368,693        500,447      8,535,998      8,870,574        253,771
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   308            319          7,122          5,778            210
    Contract terminations                                             --             --        246,031             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    308            319        253,153          5,778            210
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        368,385        500,128      8,282,845      8,864,796        247,043
Net assets applicable to contracts in payment period                  --             --             --             --          6,518
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    368,385   $    500,128   $  8,282,845   $  8,864,796   $    253,561
====================================================================================================================================
Accumulation units outstanding                                   646,013        873,077      7,278,283      7,748,611        450,067
====================================================================================================================================
Net asset value per accumulation unit                       $       0.57   $       0.57   $       1.14   $       1.14   $       0.55
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   CR8            CM7            CM8            DE7            DE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    225,461   $ 12,120,854   $ 16,398,757   $  2,442,981   $  2,258,211
                                                            ------------------------------------------------------------------------
    at market value                                         $    200,406   $ 12,120,734   $ 16,398,627   $  2,029,060   $  1,913,724
Dividends receivable                                                  --          9,415         12,254             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      65        385,331             --             --             43
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     200,471     12,515,480     16,410,881      2,029,060      1,913,767
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   130         10,282         10,593          1,665          1,230
    Contract terminations                                             --             --        449,225         12,478             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    130         10,282        459,818         14,143          1,230
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        200,341     12,505,198     15,951,063      2,006,354      1,912,537
Net assets applicable to contracts in payment period                  --             --             --          8,563             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    200,341   $ 12,505,198   $ 15,951,063   $  2,014,917   $  1,912,537
====================================================================================================================================
Accumulation units outstanding                                   363,256     12,020,314     15,264,305      2,479,953      2,358,243
====================================================================================================================================
Net asset value per accumulation unit                       $       0.55   $       1.04   $       1.04   $       0.81   $       0.81
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EM7            EM8            ES7            ES8            EI7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    169,472   $    139,616   $    388,620   $    317,591   $  6,049,763
                                                            ------------------------------------------------------------------------
    at market value                                         $    157,713   $    121,064   $    355,167   $    297,668   $  5,344,101
Dividends receivable                                                  --             --             --             --         22,205
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --          1,626          1,274             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     157,713        121,064        356,793        298,942      5,366,306
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   131             80            294            183          4,440
    Contract terminations                                             --             --             --             --          9,139
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    131             80            294            183         13,579
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        157,582        120,984        340,702        298,759      5,352,727
Net assets applicable to contracts in payment period                  --             --         15,797             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    157,582   $    120,984   $    356,499   $    298,759   $  5,352,727
====================================================================================================================================
Accumulation units outstanding                                   194,859        148,921        401,342        350,746      5,961,181
====================================================================================================================================
Net asset value per accumulation unit                       $       0.81   $       0.81   $       0.85   $       0.85   $       0.90
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EI8            FI7            FI8            GB7            GB8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  5,138,124   $  8,937,901   $  9,757,834   $  2,151,316   $  1,483,320
                                                            ------------------------------------------------------------------------
    at market value                                         $  4,603,878   $  9,070,713   $  9,891,360   $  2,326,595   $  1,594,867
Dividends receivable                                              19,167         21,962         24,310          4,735          3,233
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  44,744          7,750         33,027            423         22,334
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,667,789      9,100,425      9,948,697      2,331,753      1,620,434
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,998          7,449          6,510          1,912          1,032
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,998          7,449          6,510          1,912          1,032
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,664,791      9,092,976      9,942,187      2,329,841      1,619,402
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,664,791   $  9,092,976   $  9,942,187   $  2,329,841   $  1,619,402
====================================================================================================================================
Accumulation units outstanding                                 5,182,235      8,009,539      8,719,565      1,943,853      1,346,449
====================================================================================================================================
Net asset value per accumulation unit                       $       0.90   $       1.14   $       1.14   $       1.20   $       1.20
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   GR7            GR8            IE7            IE8            MF7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,812,456   $  1,898,886   $    380,172   $    125,062   $  1,683,325
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,052,202   $  1,241,275   $    256,436   $     99,207   $  1,319,242
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --          1,921             --             46             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,052,202      1,243,196        256,436         99,253      1,319,242
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   870            815            213             65          1,089
    Contract terminations                                         17,981             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 18,851            815            213             65          1,089
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,033,351      1,242,381        256,223         99,188      1,313,678
Net assets applicable to contracts in payment period                  --             --             --             --          4,475
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,033,351   $  1,242,381   $    256,223   $     99,188   $  1,318,153
====================================================================================================================================
Accumulation units outstanding                                 2,673,835      3,200,032        494,879        190,555      1,810,630
====================================================================================================================================
Net asset value per accumulation unit                       $       0.39   $       0.39   $       0.52   $       0.52   $       0.73
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   MF8            ND7            ND8            SV7            SV8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    995,291   $  9,062,661   $  9,257,380   $  2,277,670   $  2,765,491
                                                            ------------------------------------------------------------------------
    at market value                                         $    817,841   $  6,862,130   $  7,400,868   $  2,060,816   $  2,511,767
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      79             --         52,760             --         23,339
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     817,920      6,862,130      7,453,628      2,060,816      2,535,106
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   539          5,665          4,805          1,684          1,610
    Contract terminations                                             --         29,810             --             85             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    539         35,475          4,805          1,769          1,610
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        817,381      6,784,216      7,448,823      2,059,047      2,533,496
Net assets applicable to contracts in payment period                  --         42,439             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    817,381   $  6,826,655   $  7,448,823   $  2,059,047   $  2,533,496
====================================================================================================================================
Accumulation units outstanding                                 1,121,539     11,893,370     12,999,278      2,208,797      2,710,193
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $       0.57   $       0.57   $       0.93   $       0.93
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   IV7            IV8            SC7            SC8            ST7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,835,365   $  3,032,710   $    836,988   $    750,451   $     23,897
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,290,495   $  2,436,013   $    718,862   $    660,116   $     20,017
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      20            304             --            337             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,290,515      2,436,317        718,862        660,453         20,017
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,855          1,560            587            427             15
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,855          1,560            587            427             15
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,288,660      2,434,757        718,275        660,026         20,002
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,288,660   $  2,434,757   $    718,275   $    660,026   $     20,002
====================================================================================================================================
Accumulation units outstanding                                 3,742,292      3,962,999        998,330        913,380         26,502
====================================================================================================================================
Net asset value per accumulation unit                       $       0.61   $       0.61   $       0.72   $       0.72   $       0.75
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   ST8            SA7            SA8            7AC            8AC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     38,077   $    930,945   $    755,869   $    337,229   $    360,706
                                                            ------------------------------------------------------------------------
    at market value                                         $     31,866   $    513,601   $    425,291   $    272,075   $    310,428
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      99             --            300             --            125
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --            224            200
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      31,965        513,601        425,591        272,299        310,753
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    21            426            281            224            200
    Contract terminations                                             --         11,489             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --            125
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     21         11,915            281            224            325
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         31,944        501,686        425,310        272,075        310,428
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     31,944   $    501,686   $    425,310   $    272,075   $    310,428
====================================================================================================================================
Accumulation units outstanding                                    42,209      1,548,082      1,306,693        372,962        424,355
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.32   $       0.33   $       0.73   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7AD            8AD            7AB            8AB            7AL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    224,791   $    369,516   $    374,384   $    607,730   $  2,648,921
                                                            ------------------------------------------------------------------------
    at market value                                         $    190,510   $    325,765   $    366,406   $    590,587   $  2,174,586
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            328             --            290             --
Receivable from mutual funds and portfolios
  for share redemptions                                              158            210            287            367          1,973
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     190,668        326,303        366,693        591,244      2,176,559
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   158            210            287            367          1,793
    Contract terminations                                             --             --             --             --            180
Payable to mutual funds and portfolios
  for investments purchased                                           --            328             --            290             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    158            538            287            657          1,973
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        190,510        325,765        366,406        590,587      2,174,586
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    190,510   $    325,765   $    366,406   $    590,587   $  2,174,586
====================================================================================================================================
Accumulation units outstanding                                   249,972        426,258        400,208        643,378      2,929,921
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.76   $       0.92   $       0.92   $       0.74
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8AL            7AI            8AI            7AV            8AV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,516,588   $    608,118   $    466,710   $  2,563,144   $  2,278,712
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,176,259   $    512,883   $    410,712   $  2,305,973   $  2,097,044
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  24,044             --             --             --          6,156
Receivable from mutual funds and portfolios
  for share redemptions                                            1,370            424            306          1,908          1,330
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,201,673        513,307        411,018      2,307,881      2,104,530
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,370            424            262          1,908          1,330
    Contract terminations                                             --             --             44             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       24,044             --             --             --          6,156
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 25,414            424            306          1,908          7,486
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,176,259        512,883        410,712      2,305,973      2,097,044
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,176,259   $    512,883   $    410,712   $  2,305,973   $  2,097,044
====================================================================================================================================
Accumulation units outstanding                                 2,924,056        700,005        558,990      2,579,229      2,339,034
====================================================================================================================================
Net asset value per accumulation unit                       $       0.74   $       0.73   $       0.73   $       0.89   $       0.90
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7SR            8SR            7CG            8CG            7FG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    273,790   $    295,653   $    300,592   $    590,522   $  3,025,241
                                                            ------------------------------------------------------------------------
    at market value                                         $    231,140   $    260,328   $    252,025   $    508,576   $  2,728,849
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      30             44             --              7          1,397
Receivable from mutual funds and portfolios
  for share redemptions                                              192            171            205            321          2,239
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     231,362        260,543        252,230        508,904      2,732,485
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   192            171            205            321          2,239
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           30             44             --              7          1,397
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    222            215            205            328          3,636
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        231,140        260,328        252,025        508,576      2,728,849
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    231,140   $    260,328   $    252,025   $    508,576   $  2,728,849
====================================================================================================================================
Accumulation units outstanding                                   310,725        348,335        346,036        696,344      3,320,252
====================================================================================================================================
Net asset value per accumulation unit                       $       0.74   $       0.75   $       0.73   $       0.73   $       0.82
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8FG            7FM            8FM            7FO            8FO
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,726,966   $  3,139,638   $  3,301,052   $    679,725   $    736,243
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,470,928   $  2,917,540   $  3,109,596   $    562,324   $    623,827
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            134         10,951          1,220            626
Receivable from mutual funds and portfolios
  for share redemptions                                           17,630          2,391          1,974            458            399
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,488,558      2,920,065      3,122,521        564,002        624,852
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,593          2,391          1,974            458            399
    Contract terminations                                         16,037             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            134         10,951          1,220            626
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 17,630          2,525         12,925          1,678          1,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,470,928      2,917,540      3,109,596        562,324        623,827
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,470,928   $  2,917,540   $  3,109,596   $    562,324   $    623,827
====================================================================================================================================
Accumulation units outstanding                                 2,998,107      3,150,960      3,348,962        755,787        836,116
====================================================================================================================================
Net asset value per accumulation unit                       $       0.82   $       0.93   $       0.93   $       0.74   $       0.75
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7RE            8RE            7SI            8SI            7MS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,982,357   $  2,940,096   $  1,176,565   $  1,569,325   $    870,242
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,974,451   $  2,925,705   $  1,083,434   $  1,471,971   $    785,700
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --         26,378            222             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           11,143          1,896            882         16,029            637
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,985,594      2,953,979      1,084,538      1,488,000        786,337
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,445          1,896            882            948            629
    Contract terminations                                          8,698             --             --         15,081              8
Payable to mutual funds and portfolios
  for investments purchased                                           --         26,378            222             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 11,143         28,274          1,104         16,029            637
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,966,082      2,925,705      1,083,434      1,471,971        785,700
Net assets applicable to contracts in payment period               8,369             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,974,451   $  2,925,705   $  1,083,434   $  1,471,971   $    785,700
====================================================================================================================================
Accumulation units outstanding                                 2,650,346      2,602,526        985,804      1,333,397        932,405
====================================================================================================================================
Net asset value per accumulation unit                       $       1.12   $       1.12   $       1.10   $       1.10   $       0.84
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8MS            7UE            8UE            7MC            8MC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    726,889   $  1,763,810   $  2,103,737   $  2,968,247   $  2,824,158
                                                            ------------------------------------------------------------------------
    at market value                                         $    676,652   $  1,410,430   $  1,637,981   $  2,791,657   $  2,666,464
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     433             --            236             --            688
Receivable from mutual funds and portfolios
  for share redemptions                                              423          1,163          1,063          2,536          1,697
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     677,508      1,411,593      1,639,280      2,794,193      2,668,849
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   423          1,163          1,063          2,270          1,697
    Contract terminations                                             --             --             --            266             --
Payable to mutual funds and portfolios
  for investments purchased                                          433             --            236             --            688
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    856          1,163          1,299          2,536          2,385
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        676,652      1,410,430      1,637,981      2,791,657      2,666,464
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    676,652   $  1,410,430   $  1,637,981   $  2,791,657   $  2,666,464
====================================================================================================================================
Accumulation units outstanding                                   800,760      2,301,392      2,660,568      2,397,702      2,279,951
====================================================================================================================================
Net asset value per accumulation unit                       $       0.85   $       0.61   $       0.62   $       1.16   $       1.17
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7ID            8ID            7FS            8FS            7TC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    310,604   $    286,325   $    285,304   $    310,953   $    176,482
                                                            ------------------------------------------------------------------------
    at market value                                         $    239,885   $    227,209   $    249,599   $    275,358   $    115,203
Dividends receivable                                                  --             --          1,640          1,809             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            200             --             78             --
Receivable from mutual funds and portfolios
  for share redemptions                                              201            148            212            174             96
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     240,086        227,557        251,451        277,419        115,299
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   201            148            207            174             96
    Contract terminations                                             --             --              5             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            200          1,640          1,887             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    201            348          1,852          2,061             96
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        239,885        227,209        249,599        275,358        115,203
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    239,885   $    227,209   $    249,599   $    275,358   $    115,203
====================================================================================================================================
Accumulation units outstanding                                   370,610        350,048        305,915        336,552        240,917
====================================================================================================================================
Net asset value per accumulation unit                       $       0.65   $       0.65   $       0.82   $       0.82   $       0.48
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8TC            7TL            8TL            7GT            8GT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    137,268   $     69,264      $41,432 $        632,052   $    634,240
                                                            ------------------------------------------------------------------------
    at market value                                         $    103,394   $     41,207      $31,204 $        327,399   $    308,608
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --            205
Receivable from mutual funds and portfolios
  for share redemptions                                               67             35             21            269            205
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     103,461         41,242         31,225        327,668        309,018
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    67             35             21            269            205
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --            205
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     67             35             21            269            410
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        103,394         41,207         31,204        327,399        308,608
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    103,394   $     41,207   $     31,204   $    327,399   $    308,608
====================================================================================================================================
Accumulation units outstanding                                   215,438        100,437         75,945      1,276,499      1,197,834
====================================================================================================================================
Net asset value per accumulation unit                       $       0.48   $       0.41   $       0.41   $       0.26   $       0.26
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7IG            8IG            7IP            8IP            7MG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,951,603   $  2,566,118   $    545,371   $    562,776   $  2,837,921
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,049,454   $  1,879,862   $    477,889   $    514,044   $  1,964,209
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --            246             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,710          4,873            393            335          1,646
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,051,164      1,884,735        478,282        514,625      1,965,855
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,710          1,249            393            335          1,646
    Contract terminations                                             --          3,624             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --            246             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,710          4,873            393            581          1,646
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,049,454      1,879,862        477,889        514,044      1,964,209
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,049,454   $  1,879,862   $    477,889   $    514,044   $  1,964,209
====================================================================================================================================
Accumulation units outstanding                                 4,229,103      3,861,696        714,392        776,795      4,233,996
====================================================================================================================================
Net asset value per accumulation unit                       $       0.48   $       0.49   $       0.67   $       0.66   $       0.46
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8MG            7MD            8MD            7UT            8UT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,604,220   $  3,096,684   $  3,406,118   $    381,751   $    224,138
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,921,228   $  2,273,449   $  2,547,243   $    348,323   $    193,351
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  25,710             --         23,711             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,255         25,417          1,652            288            932
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,948,193      2,298,866      2,572,606        348,611        194,283
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,255          1,902          1,652            288            122
    Contract terminations                                             --         23,515             --             --            810
Payable to mutual funds and portfolios
  for investments purchased                                       25,710             --         23,711             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 26,965         25,417         25,363            288            932
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,921,228      2,273,449      2,547,243        348,323        193,351
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,921,228   $  2,273,449   $  2,547,243   $    348,323   $    193,351
====================================================================================================================================
Accumulation units outstanding                                 4,122,618      3,982,413      4,441,985        511,916        283,369
====================================================================================================================================
Net asset value per accumulation unit                       $       0.47   $       0.57   $       0.57   $       0.68   $       0.68
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7PE            8PE            7EU            8EU            7HS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    310,360   $    608,521   $     16,413   $     56,396   $    459,144
                                                            ------------------------------------------------------------------------
    at market value                                         $    280,417   $    567,839   $     14,189   $     52,858   $    398,094
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            970             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              215            343             10             29            323
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     280,632        569,152         14,199         52,887        398,417
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   215            343             10             29            317
    Contract terminations                                             --             --             --             --              6
Payable to mutual funds and portfolios
  for investments purchased                                           --            970             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    215          1,313             10             29            323
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        280,417        567,839         14,189         52,858        398,094
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    280,417   $    567,839   $     14,189   $     52,858   $    398,094
====================================================================================================================================
Accumulation units outstanding                                   346,058        698,814         18,137         67,325        514,207
====================================================================================================================================
Net asset value per accumulation unit                       $       0.81   $       0.81   $       0.78   $       0.78   $       0.77
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8HS            7PI            8PI            7VS            8VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    646,293   $  1,755,125   $  1,837,647   $  2,354,558   $  2,190,982
                                                            ------------------------------------------------------------------------
    at market value                                         $    580,660   $  1,560,383   $  1,655,703   $  1,255,423   $  1,277,509
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     407             50             --             --            426
Receivable from mutual funds and portfolios
  for share redemptions                                              365          1,255          1,714         22,361            849
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     581,432      1,561,688      1,657,417      1,277,784      1,278,784
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   365          1,255          1,042          1,066            849
    Contract terminations                                             --             --            672         21,295             --
Payable to mutual funds and portfolios
  for investments purchased                                          407             50             --             --            426
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    772          1,305          1,714         22,361          1,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        580,660      1,560,383      1,655,703      1,255,423      1,277,509
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    580,660   $  1,560,383   $  1,655,703   $  1,255,423   $  1,277,509
====================================================================================================================================
Accumulation units outstanding                                   747,934      1,993,567      2,109,448      3,506,803      3,552,496
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.78   $       0.78   $       0.36   $       0.36
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7SO            8SO            7IT            8IT            7SP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    938,946   $    814,271   $  1,426,839   $  1,301,479   $  3,743,545
                                                            ------------------------------------------------------------------------
    at market value                                         $    704,122   $    635,366   $  1,100,022   $  1,039,146   $  3,349,259
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --          1,220            791            349
Receivable from mutual funds and portfolios
  for share redemptions                                              587            979            906            662          2,757
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     704,709        636,345      1,102,148      1,040,599      3,352,365
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   587            412            906            662          2,757
    Contract terminations                                             --            567             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --          1,220            791            349
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    587            979          2,126          1,453          3,106
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        704,122        635,366      1,100,022      1,039,146      3,349,259
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    704,122   $    635,366   $  1,100,022   $  1,039,146   $  3,349,259
====================================================================================================================================
Accumulation units outstanding                                   982,461        884,064      2,052,045      1,929,866      3,594,886
====================================================================================================================================
Net asset value per accumulation unit                       $       0.72   $       0.72   $       0.54   $       0.54   $       0.93
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   8SP            7AA            8AA            7WI            8WI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,009,372   $  1,658,205   $  2,124,320   $    312,723   $    371,797
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,753,417   $  1,449,653   $  1,834,454   $    257,318   $    317,363
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   2,789             --             28             --            404
Receivable from mutual funds and portfolios
  for share redemptions                                            1,746          1,209          1,200            211            199
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,757,952      1,450,862      1,835,682        257,529        317,966
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,746          1,209          1,200            211            199
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        2,789             --             28             --            404
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,535          1,209          1,228            211            603
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,753,417      1,449,653      1,834,454        257,318        317,363
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,753,417   $  1,449,653   $  1,834,454   $    257,318   $    317,363
====================================================================================================================================
Accumulation units outstanding                                 2,942,021      1,734,943      2,188,166        374,803        460,739
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.84   $       0.84   $       0.69   $       0.69
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   7SG            8SG            BC6            BC9            BD6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    649,001   $    423,158   $         --   $         --   $     25,118
                                                            ------------------------------------------------------------------------
    at market value                                         $    469,542   $    338,526   $         --   $         --   $     25,221
Dividends receivable                                                  --             --             --             --             33
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --            111
Receivable from mutual funds and portfolios
  for share redemptions                                              397          1,306             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     469,939        339,832             --             --         25,365
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   397            226             --             --              9
    Contract terminations                                             --          1,080             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    397          1,306             --             --              9
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        469,542        338,526             --             --         25,356
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    469,542   $    338,526   $         --   $         --   $     25,356
====================================================================================================================================
Accumulation units outstanding                                   816,439        586,669             --             --         24,892
====================================================================================================================================
Net asset value per accumulation unit                       $       0.58   $       0.58   $         --   $         --   $       1.02
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   BD9            CR6            CR9            CM6            CM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      3,094   $         --   $         --   $    104,399   $    154,375
                                                            ------------------------------------------------------------------------
    at market value                                         $      3,111   $         --   $         --   $    104,399   $    154,375
Dividends receivable                                                   5             --             --             35             56
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      40             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       3,156             --             --        104,434        154,431
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     1             --             --             49             65
    Contract terminations                                             --             --             --             --         21,984
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      1             --             --             49         22,049
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          3,155             --             --        104,385        132,382
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      3,155   $         --   $         --   $    104,385   $    132,382
====================================================================================================================================
Accumulation units outstanding                                     3,097             --             --        104,501        132,479
====================================================================================================================================
Net asset value per accumulation unit                       $       1.02   $         --   $         --   $       1.00   $       1.00
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   DE6            DE9            EM6            EM9            ES6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      2,945   $      9,598   $         --   $         --   $      4,990
                                                            ------------------------------------------------------------------------
    at market value                                         $      2,949   $      9,630   $         --   $         --   $      4,971
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             28             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       2,949          9,658             --             --          4,971
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --              5             --             --              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              5             --             --              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          2,949          9,653             --             --          4,970
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      2,949   $      9,653   $         --   $         --   $      4,970
====================================================================================================================================
Accumulation units outstanding                                     2,965          9,701             --             --          5,053
====================================================================================================================================
Net asset value per accumulation unit                       $       0.99   $       1.00   $         --   $         --   $       0.98
====================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   ES9            EI6            EI9            FI6            FI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      5,663   $     10,179   $     15,718   $     25,036   $    136,685
                                                            ------------------------------------------------------------------------
    at market value                                         $      5,665   $     10,166   $     15,705   $     25,103   $    137,297
Dividends receivable                                                  --             26             49             23            218
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,592              6             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       7,257         10,198         15,754         25,126        137,515
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     4              3              7             10             77
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      4              3              7             10             77
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          7,253         10,195         15,747         25,116        137,438
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      7,253   $     10,195   $     15,747   $     25,116   $    137,438
====================================================================================================================================
Accumulation units outstanding                                     7,373          9,914         15,287         25,119        137,420
====================================================================================================================================
Net asset value per accumulation unit                       $       0.98   $       1.03   $       1.03   $       1.00   $       1.00
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   GB6            GB9            GR6            GR9            IE6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      7,427   $      6,863   $         --   $     21,064   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $      7,532   $      6,972   $         --   $     20,355   $         --
Dividends receivable                                                   1              2             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       7,533          6,974             --         20,355             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     3              3             --             11             --
    Contract terminations                                             11             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     14              3             --             11             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          7,519          6,971             --         20,344             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      7,519   $      6,971   $         --   $     20,344   $         --
====================================================================================================================================
Accumulation units outstanding                                     7,227          6,696             --         21,637             --
====================================================================================================================================
Net asset value per accumulation unit                       $       1.04   $       1.04   $         --   $       0.94   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   IE9            MF6            MF9            ND6            ND9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $      3,204   $         --   $     17,110   $     47,641
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $      3,196   $         --   $     16,818   $     46,676
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             53
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --          3,196             --         16,818         46,729
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --              1             --              6             19
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              1             --              6             19
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --          3,195             --         16,812         46,710
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $      3,195   $         --   $     16,812   $     46,710
====================================================================================================================================
Accumulation units outstanding                                        --          3,313             --         17,946         49,844
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.96   $         --   $       0.94   $       0.94
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   SV6            SV9            IV6            IV9            SC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      1,430   $     20,368   $      7,864   $        442   $      3,826
                                                            ------------------------------------------------------------------------
    at market value                                         $      1,445   $     20,344   $      7,747   $        442   $      3,827
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       1,445         20,344          7,747            442          3,827
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     1              9              2             --              1
    Contract terminations                                              9             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     10              9              2             --              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          1,435         20,335          7,745            442          3,826
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      1,435   $     20,335   $      7,745   $        442   $      3,826
====================================================================================================================================
Accumulation units outstanding                                     1,439         20,377          8,150            465          3,922
====================================================================================================================================
Net asset value per accumulation unit                       $       1.00   $       1.00   $       0.95   $       0.95   $       0.98
====================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   SC9            ST6            ST9            SA6            SA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      8,286   $         --   $         --   $         --   $      7,156
                                                            ------------------------------------------------------------------------
    at market value                                         $      8,261   $         --   $         --   $         --   $      7,159
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      17             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,278             --             --             --          7,159
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     4             --             --             --              1
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      4             --             --             --              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          8,274             --             --             --          7,158
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      8,274   $         --   $         --   $         --   $      7,158
====================================================================================================================================
Accumulation units outstanding                                     8,480             --             --             --          7,515
====================================================================================================================================
Net asset value per accumulation unit                       $       0.98   $         --   $         --   $         --   $       0.95
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6AC            9AC            6AD            9AD            6AB
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $         --   $      2,649   $      2,619
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $         --   $      2,583   $      2,639
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --              2             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --             --             --          2,585          2,639
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             --             --              2             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --             --              2             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --             --          2,583          2,639
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $         --   $      2,583   $      2,639
====================================================================================================================================
Accumulation units outstanding                                        --             --             --          2,643          2,601
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $         --   $         --   $       0.98   $       1.02
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9AB            6AL            9AL            6AI            9AI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     20,813   $      3,003   $      6,732   $         --   $          8
                                                            ------------------------------------------------------------------------
    at market value                                         $     21,025   $      3,003   $      6,718   $         --   $          8
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     822             --          5,525             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                9             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      21,856          3,003         12,243             --              8
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     9             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          822             --          5,525             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    831             --          5,525             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         21,025          3,003          6,718             --              8
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     21,025   $      3,003   $      6,718   $         --   $          8
====================================================================================================================================
Accumulation units outstanding                                    20,607          3,171          7,087             --              8
====================================================================================================================================
Net asset value per accumulation unit                       $       1.02   $       0.95   $       0.95   $         --   $       0.98
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6AV            9AV            6SR            9SR            6CG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $     28,971   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $     28,925   $         --   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             11             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --         28,936             --             --             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             11             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             11             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --         28,925             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $     28,925   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                        --         29,253             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.99   $         --   $         --   $         --
====================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9CG            6FG            9FG            6FM            9FM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $        910   $     14,157   $     36,164   $     11,250   $     16,889
                                                            ------------------------------------------------------------------------
    at market value                                         $        905   $     13,959   $     35,658   $     11,311   $     17,013
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            160             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              5             19              8              6
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         905         14,124         35,677         11,319         17,019
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --              5             19              8              6
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --            160             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --            165             19              8              6
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            905         13,959         35,658         11,311         17,013
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $        905   $     13,959   $     35,658   $     11,311   $     17,013
====================================================================================================================================
Accumulation units outstanding                                       929         14,453         36,910         11,338         17,048
====================================================================================================================================
Net asset value per accumulation unit                       $       0.97   $       0.97   $       0.97   $       1.00   $       1.00
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6FO            9FO            6RE            9RE            6SI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      2,265   $     16,373   $     15,891   $     15,400   $      3,804
                                                            ------------------------------------------------------------------------
    at market value                                         $      2,281   $     16,388   $     16,035   $     15,505   $      3,831
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --              8             --          4,437             --
Receivable from mutual funds and portfolios
  for share redemptions                                                7              7              6              3              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       2,288         16,403         16,041         19,945          3,832
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     1              7              6              3              1
    Contract terminations                                              6             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --              8             --          4,437             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      7             15              6          4,440              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          2,281         16,388         16,035         15,505          3,831
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      2,281   $     16,388   $     16,035   $     15,505   $      3,831
====================================================================================================================================
Accumulation units outstanding                                     2,415         17,346         15,790         15,262          3,852
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.94   $       1.02   $       1.02   $       1.00
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9SI            6MS            9MS            6UE            9UE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     13,074   $     17,712   $     29,274   $      5,469   $     10,586
                                                            ------------------------------------------------------------------------
    at market value                                         $     13,092   $     17,691   $     29,310   $      5,475   $     10,473
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   5,513             --             12             --             53
Receivable from mutual funds and portfolios
  for share redemptions                                                1              5             15             --              2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      18,606         17,696         29,337          5,475         10,528
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     1              5             15             --              2
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        5,513             --             12             --             53
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,514              5             27             --             55
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         13,092         17,691         29,310          5,475         10,473
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     13,092   $     17,691   $     29,310   $      5,475   $     10,473
====================================================================================================================================
Accumulation units outstanding                                    13,148         17,843         29,549          5,808         11,107
====================================================================================================================================
Net asset value per accumulation unit                       $       1.00   $       0.99   $       0.99   $       0.94   $       0.94
====================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6MC            9MC            6ID            9ID            6FS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     14,035   $     28,431   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     13,792   $     28,274   $         --   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      50          6,595             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                6              8             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      13,848         34,877             --             --             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     6              8             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           50          6,595             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     56          6,603             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         13,792         28,274             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     13,792   $     28,274   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                    14,073         28,843             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.98   $       0.98   $         --   $         --   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9FS            6TC            9TC            6TL            9TL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $        254   $         --   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $        252   $         --   $         --   $         --   $         --
Dividends receivable                                                   2             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         254             --             --             --             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                            2             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      2             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            252             --             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $        252   $         --   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                       262             --             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $         --   $         --   $         --   $         --
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6GT            9GT            6IG            9IG            6IP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $        841   $         93   $         --   $      4,517   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $        841   $         93   $         --   $      4,458   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --              8             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --              2             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         841            101             --          4,460             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             --             --              2             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --              8             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              8             --              2             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            841             93             --          4,458             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $        841   $         93   $         --   $      4,458   $         --
====================================================================================================================================
Accumulation units outstanding                                       909            101             --          4,544             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.93   $       0.93   $         --   $       0.98   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9IP            6MG            9MG            6MD            9MD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $      3,422   $         --   $      4,073   $      1,374   $      2,491
                                                            ------------------------------------------------------------------------
    at market value                                         $      3,478   $         --   $      4,073   $      1,366   $      2,488
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                2             --             --              1             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       3,480             --          4,073          1,367          2,488
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     2             --             --              1             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      2             --             --              1             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          3,478             --          4,073          1,366          2,488
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      3,478   $         --   $      4,073   $      1,366   $      2,488
====================================================================================================================================
Accumulation units outstanding                                     3,522             --          4,389          1,436          2,615
====================================================================================================================================
Net asset value per accumulation unit                       $       0.99   $         --   $       0.93   $       0.95   $       0.95
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6UT            9UT            6PE            9PE            6EU
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $      2,716   $     29,163   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $      2,705   $     28,865   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --          2,128             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --              1             16             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --             --          2,706         31,009             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             --              1             16             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --          2,128             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --              1          2,144             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --          2,705         28,865             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $      2,705   $     28,865   $         --
====================================================================================================================================
Accumulation units outstanding                                        --             --          2,775         29,388             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $         --   $       0.98   $       0.98   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9EU            6HS            9HS            6PI            9PI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $     10,039   $     15,253   $     12,541
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $      9,677   $     15,275   $     12,572
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --            803
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --              8              6              5
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --             --          9,685         15,281         13,380
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             --              8              6              5
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --            803
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --              8              6            808
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --          9,677         15,275         12,572
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $      9,677   $     15,275   $     12,572
====================================================================================================================================
Accumulation units outstanding                                        --             --         10,180         15,408         12,678
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                       $         --   $         --   $       0.95   $       0.99   $       0.99
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   6VS            9VS            6SO            9SO            6IT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $        841   $        282   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $        848   $        284   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --              8             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --             --            848            292             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --              8             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --             --              8             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --            848            284             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $        848   $        284   $         --
====================================================================================================================================
Accumulation units outstanding                                        --             --            903            303             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $         --   $       0.94   $       0.94   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   9IT            6SP            9SP            6AA            9AA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     11,930   $     19,188   $     46,153   $         --   $    115,834
                                                            ------------------------------------------------------------------------
    at market value                                         $     12,078   $     18,816   $     45,777   $         --   $    112,703
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             75             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                5             12             16             --             80
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      12,083         18,903         45,793             --        112,783
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                     5             12             16             --             80
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             75             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      5             87             16             --             80
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         12,078         18,816         45,777             --        112,703
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     12,078   $     18,816   $     45,777   $         --   $    112,703
====================================================================================================================================
Accumulation units outstanding                                    11,822         18,932         46,044             --        116,823
====================================================================================================================================
Net asset value per accumulation unit                       $       1.02   $       0.99   $       0.99   $         --   $       0.96
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                           ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                  6WI            9WI            6SG            9SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                $         --   $      1,439   $         --   $         --
                                                                           ---------------------------------------------------------
    at market value                                                        $         --   $      1,429   $         --   $         --
Dividends receivable                                                                 --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                     --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                              --              1             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         --          1,430             --             --
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                   --              1             --             --
    Contract terminations                                                            --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                          --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                    --              1             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            --          1,429             --             --
Net assets applicable to contracts in payment period                                 --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                           $         --   $      1,429   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                                       --          1,469             --             --
====================================================================================================================================
Net asset value per accumulation unit                                      $         --   $       0.97   $         --   $         --
====================================================================================================================================


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   BC7            BC8            BD7            BD8            CR7
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      3,484   $      4,065   $    347,589   $    338,224   $      1,363
Variable account expenses                                         4,254          3,691         64,946         50,044          2,355
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (770)           374        282,643        288,180           (992)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         389,238        174,233      1,523,903      1,054,051         95,341
    Cost of investments sold                                    452,226        197,607      1,536,545      1,064,036        114,974
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (62,988)       (23,374)       (12,642)        (9,985)       (19,633)
Distributions from capital gains                                     --             --             --             --         19,082
Net change in unrealized appreciation or
  depreciation of investments                                   (62,377)      (103,856)        75,524         71,360        (65,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (125,365)      (127,230)        62,882         61,375        (66,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (126,135)  $   (126,856)  $    345,525   $    349,555   $    (67,415)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CR8            CM7            CM8            DE7            DE8
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      1,135   $    161,194   $    180,670   $     28,872   $     25,021
Variable account expenses                                         1,593        131,450        117,036         17,148         11,467
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (458)        29,744         63,634         11,724         13,554
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         302,407     14,315,074     14,984,079        329,124         62,009
    Cost of investments sold                                    347,393     14,315,287     14,984,287        383,349         76,596
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,986)          (213)          (208)       (54,225)       (14,587)
Distributions from capital gains                                 17,035             --             --          5,342          4,448
Net change in unrealized appreciation or
  depreciation of investments                                   (26,482)           213            211       (409,921)      (355,870)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (54,433)            --              3       (458,804)      (366,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (54,891)  $     29,744   $     63,637   $   (447,080)  $   (352,455)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM7            EM8            ES7            ES8            EI7
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $    348,470
Variable account expenses                                         1,459            832          2,864          1,295         42,875
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,459)          (832)        (2,864)        (1,295)       305,595
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,031          8,787        142,190         30,792        784,674
    Cost of investments sold                                     10,271          9,481        145,944         34,156        907,273
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,240)          (694)        (3,754)        (3,364)      (122,599)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,350)        (8,008)       (41,469)       (24,564)      (511,602)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (14,590)        (8,702)       (45,223)       (27,928)      (634,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (16,049)  $     (9,534)  $    (48,087)  $    (29,223)  $   (328,606)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EI8            FI7            FI8            GB7            GB8
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $    274,099   $    179,689   $    191,703   $     80,114   $     49,929
Variable account expenses                                        26,833         59,918         49,493         16,093          7,958
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 247,266        119,771        142,210         64,021         41,971
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         637,003        981,063      2,022,946        148,219        254,626
    Cost of investments sold                                    703,638        972,640      2,014,618        142,283        248,571
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (66,635)         8,423          8,328          5,936          6,055
Distributions from capital gains                                     --         42,059         44,187             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (421,600)       125,806        133,077        174,662        114,224
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (488,235)       176,288        185,592        180,598        120,279
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (240,969)  $    296,059   $    327,802   $    244,619   $    162,250
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR7            GR8            IE7            IE8            MF7
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $        828   $        973   $      2,792   $      1,026   $     34,581
Variable account expenses                                        11,479          9,164          2,677            787         12,354
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  10,651)        (8,191)           115            239         22,227
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         300,132        184,470         53,643         43,086        271,948
    Cost of investments sold                                    486,458        277,786         74,420         51,275        351,254
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (186,326)       (93,316)       (20,777)        (8,189)       (79,306)
Distributions from capital gains                                     --             --            594            224        106,882
Net change in unrealized appreciation or
  depreciation of investments                                  (206,266)      (288,565)       (40,172)       (14,604)      (264,044)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (392,592)      (381,881)       (60,355)       (22,569)      (236,468)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (403,243)  $   (390,072)  $    (60,240)  $    (22,330)  $   (214,241)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       MF8            ND7            ND8            SV7            SV8
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     21,525   $     36,069   $     33,614   $      2,255   $      2,751
Variable account expenses                                         6,206         66,205         47,893         14,855         12,903
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  15,319        (30,136)       (14,279)       (12,600)       (10,152)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         456,763        886,157        660,661        139,570        163,667
    Cost of investments sold                                    541,412      1,134,533        785,853        154,021        160,227
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (84,649)      (248,376)      (125,192)       (14,451)         3,440
Distributions from capital gains                                 72,585          6,412          5,174          8,087          9,666
Net change in unrealized appreciation or
  depreciation of investments                                  (129,159)    (1,596,782)    (1,529,920)      (280,440)      (318,489)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (141,223)    (1,838,746)    (1,649,938)      (286,804)      (305,383)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (125,904)  $ (1,868,882)  $ (1,664,217)  $   (299,404)  $   (315,535)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       IV7            IV8            SC7            SC8            ST7
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     20,009   $     21,153   $         --   $         --   $         90
Variable account expenses                                        18,902         15,867          6,115          4,221            144
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,107          5,286         (6,115)        (4,221)           (54)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         294,516        157,167        108,909        131,691          6,666
    Cost of investments sold                                    362,070        189,815        112,853        151,875          7,811
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (67,554)       (32,648)        (3,944)       (20,184)        (1,145)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (479,120)      (549,287)      (124,670)      (100,980)        (3,950)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (546,674)      (581,935)      (128,614)      (121,164)        (5,095)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (545,567)  $   (576,649)  $   (134,729)  $   (125,385)  $     (5,149)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       ST8            SA7            SA8            7AC            8AC
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $        199   $         --   $         --   $         --   $         --
Variable account expenses                                           261          6,524          3,688          1,892          1,445
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (62)        (6,524)        (3,688)        (1,892)        (1,445)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,645        417,784        145,378          2,516         14,710
    Cost of investments sold                                     11,301        678,562        237,005          3,178         17,045
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,656)      (260,778)       (91,627)          (662)        (2,335)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,175)       (38,074)      (112,485)       (64,342)       (52,881)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (8,831)      (298,852)      (204,112)       (65,004)       (55,216)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (8,893)  $   (305,376)  $   (207,800)  $    (66,896)  $    (56,661)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7AD            8AD            7AB            8AB            7AL
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $        206   $        287   $      9,876
Variable account expenses                                         1,331          1,350          1,672          1,914         15,581
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,331)        (1,350)        (1,466)        (1,627)        (5,705)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          30,121         21,392         32,985         63,290        238,360
    Cost of investments sold                                     35,919         24,551         33,244         64,997        293,430
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,798)        (3,159)          (259)        (1,707)       (55,070)
Distributions from capital gains                                     --             --             --             --         60,711
Net change in unrealized appreciation or
  depreciation of investments                                   (38,907)       (47,571)        (9,769)       (19,740)      (490,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (44,705)       (50,730)       (10,028)       (21,447)      (484,555)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (46,036)  $    (52,080)  $    (11,494)  $    (23,074)  $   (490,260)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8AL            7AI            8AI            7AV            8AV
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      6,521   $      1,484   $      1,038   $     10,644   $      8,154
Variable account expenses                                         8,753          3,661          2,062         16,252         10,271
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,232)        (2,177)        (1,024)        (5,608)        (2,117)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         108,035         47,720        135,975        300,198        237,011
    Cost of investments sold                                    119,690         49,955        151,748        335,164        260,123
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (11,655)        (2,235)       (15,773)       (34,966)       (23,112)
Distributions from capital gains                                 40,088             --             --         74,262         56,890
Net change in unrealized appreciation or
  depreciation of investments                                  (350,793)       (97,845)       (57,168)      (310,333)      (242,146)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (322,360)      (100,080)       (72,941)      (271,037)      (208,368)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (324,592)  $   (102,257)  $    (73,965)  $   (276,645)  $   (210,485)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7SR            8SR            7CG            8CG            7FG
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      6,788   $      7,638   $        255   $        418   $      9,571
Variable account expenses                                         2,563          1,538          1,834          2,491         16,381
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,225          6,100         (1,579)        (2,073)        (6,810)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         121,046         54,210          7,007         72,892        157,710
    Cost of investments sold                                    143,288         60,297          8,155         77,488        178,431
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (22,242)        (6,087)        (1,148)        (4,596)       (20,721)
Distributions from capital gains                                     --             --            724          1,185             --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,756)       (28,814)       (52,951)       (86,247)      (309,597)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,998)       (34,901)       (53,375)       (89,658)      (330,318)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (44,773)  $    (28,801)  $    (54,954)  $    (91,731)  $   (337,128)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8FG            7FM            8FM            7FO            8FO
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      8,810   $      7,285   $      7,200   $      1,373   $      1,616
Variable account expenses                                        11,275         18,195         13,828          3,666          3,142
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,465)       (10,910)        (6,628)        (2,293)        (1,526)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         275,730        240,030        199,053         46,636         54,160
    Cost of investments sold                                    310,915        260,934        211,556         55,289         64,583
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (35,185)       (20,904)       (12,503)        (8,653)       (10,423)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (268,264)      (248,237)      (223,813)      (118,086)      (111,800)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (303,449)      (269,141)      (236,316)      (126,739)      (122,223)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (305,914)  $   (280,051)  $   (242,944)  $   (129,032)  $   (123,749)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7RE            8RE            7SI            8SI            7MS
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     59,616   $     54,539   $      3,314   $      2,856   $      4,863
Variable account expenses                                        21,008         15,664          8,080          6,769          4,324
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  38,608         38,875         (4,766)        (3,913)           539
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         119,793        445,162        106,402        123,189        110,519
    Cost of investments sold                                    117,218        442,181        114,461        126,415        119,624
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,575          2,981         (8,059)        (3,226)        (9,105)
Distributions from capital gains                                     --             --         23,182         19,979         12,056
Net change in unrealized appreciation or
  depreciation of investments                                   (65,405)       (67,377)      (131,361)      (122,136)       (88,577)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (62,830)       (64,396)      (116,238)      (105,383)       (85,626)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,222)  $    (25,521)  $   (121,004)  $   (109,296)  $    (85,087)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8MS            7UE            8UE            7MC            8MC
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      2,930   $      9,065   $     10,539   $     29,514   $     28,083
Variable account expenses                                         2,655         12,232         11,561         20,908         13,407
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     275         (3,167)        (1,022)         8,606         14,676
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          28,490        219,897        107,037        252,412        149,392
    Cost of investments sold                                     31,422        280,322        137,124        255,539        155,020
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,932)       (60,425)       (30,087)        (3,127)        (5,628)
Distributions from capital gains                                  7,267             --             --          8,610          8,193
Net change in unrealized appreciation or
  depreciation of investments                                   (55,177)      (278,840)      (375,810)      (209,326)      (172,671)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (50,842)      (339,265)      (405,897)      (203,843)      (170,106)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (50,567)  $   (342,432)  $   (406,919)  $   (195,237)  $   (155,430)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7ID            8ID            7FS            8FS            7TC
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $      1,640   $      1,808   $         --
Variable account expenses                                         2,053          1,341          1,860          1,504            880
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,053)        (1,341)          (220)           304           (880)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          10,439          6,352         23,884          3,180          5,691
    Cost of investments sold                                     10,060          8,092         24,199          3,513          8,482
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    379         (1,740)          (315)          (333)        (2,791)
Distributions from capital gains                                     --             --            843            864             --
Net change in unrealized appreciation or
  depreciation of investments                                   (92,153)       (73,469)       (39,757)       (41,169)       (64,186)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (91,774)       (75,209)       (39,229)       (40,638)       (66,977)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (93,827)  $    (76,550)  $    (39,449)  $    (40,334)  $    (67,857)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8TC            7TL            8TL            7GT            8GT
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           618            446            141          3,886          2,769
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (618)          (446)          (141)        (3,886)        (2,769)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          32,986         11,777            310        109,247         55,389
    Cost of investments sold                                     43,910         19,043            425        192,687         98,192
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (10,924)        (7,266)          (115)       (83,440)       (42,803)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,367)       (32,089)       (10,553)      (152,395)      (163,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (55,291)       (39,355)       (10,668)      (235,835)      (206,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (55,909)  $    (39,801)  $    (10,809)  $   (239,721)  $   (208,843)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7IG            8IG            7IP            8IP            7MG
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     15,212   $     13,027   $        420   $        341   $         --
Variable account expenses                                        20,622         13,749          4,455          2,898         20,379
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,410)          (722)        (4,035)        (2,557)       (20,379)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         428,434        367,251        139,234         82,735        547,059
    Cost of investments sold                                    554,127        471,798        157,675         91,842        722,393
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (125,693)      (104,547)       (18,441)        (9,107)      (175,334)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (561,489)      (469,576)       (42,108)       (30,159)      (548,268)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (687,182)      (574,123)       (60,549)       (39,266)      (723,602)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (692,592)  $   (574,845)  $    (64,584)  $    (41,823)  $   (743,981)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8MG            7MD            8MD            7UT            8UT
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $      6,022   $      4,299
Variable account expenses                                        13,160         22,518         18,718          2,233          1,058
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,160)       (22,518)       (18,718)         3,789          3,241
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         340,141        402,015        488,624         93,261         69,737
    Cost of investments sold                                    458,041        523,172        604,331        115,668         81,434
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (117,900)      (121,157)      (115,707)       (22,407)       (11,697)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (471,440)      (842,376)      (881,501)       (34,788)       (30,971)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (589,340)      (963,533)      (997,208)       (57,195)       (42,668)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (602,500)  $   (986,051)  $ (1,015,926)  $    (53,406)  $    (39,427)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7PE            8PE            7EU            8EU            7HS
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      4,022   $      7,103   $         --   $         --   $         --
Variable account expenses                                         1,295          1,688             73            130          2,788
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,727          5,415            (73)          (130)        (2,788)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,184         10,050            374            134         83,628
    Cost of investments sold                                     14,562         10,931            381            148         96,056
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,378)          (881)            (7)           (14)       (12,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,408)       (41,091)        (2,224)        (3,737)       (60,953)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,786)       (41,972)        (2,231)        (3,751)       (73,381)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (30,059)  $    (36,557)  $     (2,304)  $     (3,881)  $    (76,169)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8HS            7PI            8PI            7VS            8VS
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $      6,557   $      5,217   $         --   $         --
Variable account expenses                                         2,516         10,045          6,894         15,513         11,037
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,516)        (3,488)        (1,677)       (15,513)       (11,037)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,608        235,508        227,907        513,776        264,097
    Cost of investments sold                                     54,554        252,322        244,038        826,615        426,930
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,946)       (16,814)       (16,131)      (312,839)      (162,833)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (68,877)      (215,773)      (192,079)      (321,250)      (400,377)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (75,823)      (232,587)      (208,210)      (634,089)      (563,210)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (78,339)  $   (236,075)  $   (209,887)  $   (649,602)  $   (574,247)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7SO            8SO            7IT            8IT            7SP
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      3,374   $      3,045   $         --   $         --   $         --
Variable account expenses                                         5,267          3,472          8,828          5,934         23,903
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,893)          (427)        (8,828)        (5,934)       (23,903)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          49,858        114,540        129,503         94,937        306,395
    Cost of investments sold                                     69,393        142,159        166,385        118,964        345,873
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (19,535)       (27,619)       (36,882)       (24,027)       (39,478)
Distributions from capital gains                                 15,141         13,394             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (221,774)      (164,720)      (125,243)      (106,602)      (478,540)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (226,168)      (178,945)      (162,125)      (130,629)      (518,018)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (228,061)  $   (179,372)  $   (170,953)  $   (136,563)  $   (541,921)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8SP            7AA            8AA            7WI            8WI
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $     27,926   $     36,134   $        475   $        402
Variable account expenses                                        13,480         12,007         12,434          2,033          1,457
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,480)        15,919         23,700         (1,558)        (1,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          99,086        308,550        272,372         44,828         35,084
    Cost of investments sold                                    113,673        356,445        319,389         49,534         38,501
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,587)       (47,895)       (47,017)        (4,706)        (3,417)
Distributions from capital gains                                     --         14,862         16,461             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (311,900)      (191,304)      (248,415)       (53,698)       (50,553)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (326,487)      (224,337)      (278,971)       (58,404)       (53,970)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (339,967)  $   (208,418)  $   (255,271)  $    (59,962)  $    (55,025)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7SG            8SG           BC6(1)         BC9(1)         BD6(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         33
Variable account expenses                                         4,184          1,892             --             --              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,184)        (1,892)            --             --             24
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          94,998        115,309             --             --             --
    Cost of investments sold                                    129,439        141,220             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (34,441)       (25,911)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (190,970)       (86,556)            --             --            103
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (225,411)      (112,467)            --             --            103
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (229,595)  $   (114,359)  $         --   $         --   $        127
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    BD9(1)         CR6(1)         CR9(1)         CM6(1)         CM9(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $          5   $         --   $         --   $         35   $         56
Variable account expenses                                             1             --             --             49             65
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4             --             --            (14)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --         83,317
    Cost of investments sold                                         --             --             --             --         83,317
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        17             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       17             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         21   $         --   $         --   $        (14)  $         (9)
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    DE6(1)         DE9(1)         EM6(1)         EM9(1)         ES6(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              5             --             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (5)            --             --             (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4             32             --             --            (19)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4             32             --             --            (19)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $         27   $         --   $         --   $        (20)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    ES9(1)         EI6(1)         EI9(1)         FI6(1)         FI9(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         26   $         49   $         23   $        218
Variable account expenses                                             4              3              6             10             76
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            23             43             13            142
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,884             --             --             --          3,500
    Cost of investments sold                                      3,888             --             --             --          3,499
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            --             --             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            (13)           (13)            67            612
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2)           (13)           (13)            67            613
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (6)  $         10   $         30   $         80   $        755
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    GB6(1)         GB9(1)         GR6(1)         GR9(1)         IE6(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $          1   $          2   $         --   $         --   $         --
Variable account expenses                                             3              3             --             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            (1)            --            (12)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       105            109             --           (709)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      105            109             --           (709)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        103   $        108   $         --   $       (721)  $         --
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    IE9(1)         MF6(1)         MF9(1)         ND6(1)         ND9(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              1             --              5             19
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (1)            --             (5)           (19)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             (8)            --           (292)          (965)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             (8)            --           (292)          (965)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         (9)  $         --   $       (297)  $       (984)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SV6(1)         SV9(1)         IV6(1)         IV9(1)         SC6(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              9              2             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (9)            (2)            --             (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        15            (24)          (117)            --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       15            (24)          (117)            --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         14   $        (33)  $       (119)  $         --   $         --
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SC9(1)         ST6(1)         ST9(1)         SA6(1)         SA9(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             4             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (25)            --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (25)            --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (29)  $         --   $         --   $         --   $          3
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6AC(1)         9AC(1)         6AD(1)         9AD(1)         6AB(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             (2)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --              2              1
    Cost of investments sold                                         --             --             --              2             15
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --            (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --            (66)            20
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --             --            (66)             6
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $         --   $        (68)  $          6
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9AB(1)         6AL(1)         9AL(1)         6AI(1)         9AI(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             9             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)            --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,950             --             --             --             --
    Cost of investments sold                                      1,961              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (11)            (2)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       212             --            (14)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      201             (2)           (14)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        192   $         (2)  $        (14)  $         --   $         --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6AV(1)         9AV(1)         6SR(1)         9SR(1)         6CG(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             11             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (11)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             11             --             --             --
    Cost of investments sold                                         --             11             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (46)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --            (46)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $        (57)  $         --   $         --   $         --
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9CG(1)         6FG(1)         9FG(1)         6FM(1)         9FM(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              5             19              9              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (5)           (19)            (9)            (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             19              9              6
    Cost of investments sold                                         --             --             19              9              6
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (5)          (198)          (506)            61            124
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)          (198)          (506)            61            124
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $       (203)  $       (525)  $         52   $        118
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6FO(1)         9FO(1)         6RE(1)         9RE(1)         6SI(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              7              6              3              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (7)            (6)            (3)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               7             --              5             --              1
    Cost of investments sold                                          7             --             10             --             15
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             (5)            --            (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        16             15            144            105             27
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       16             15            139            105             13
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         15   $          8   $        133   $        102   $         12
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9SI(1)         6MS(1)         9MS(1)         6UE(1)         9UE(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              5             15             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (5)           (15)            --             (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --              5              3             --             --
    Cost of investments sold                                         --              7              3             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (2)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        18            (21)            36              6           (113)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       18            (23)            36              6           (113)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         17   $        (28)  $         21   $          6   $       (115)
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6MC(1)         9MC(1)         6ID(1)         9ID(1)         6FS(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $        125   $         89   $         --   $         --   $         --
Variable account expenses                                             6              8             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     119             81             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     36             26             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (243)          (157)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (207)          (131)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (88)  $        (50)  $         --   $         --   $         --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9FS(1)         6TC(1)         9TC(1)         6TL(1)         9TL(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $          2   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       2             --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (2)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $         --   $         --   $         --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6GT(1)         9GT(1)         6IG(1)         9IG(1)         6IP(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         13   $         --
Variable account expenses                                            --             --             --              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             11             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --              2             --
    Cost of investments sold                                         --             --             --              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --            (59)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --             --            (59)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $         --   $        (48)  $         --
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9IP(1)         6MG(1)         9MG(1)         6MD(1)         9MD(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             2             --             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            --             --             (1)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               2             --             --              1             --
    Cost of investments sold                                          2             --             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        56             --             --             (8)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       56             --             --             (8)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         54   $         --   $         --   $         (9)  $         (3)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6UT(1)         9UT(1)         6PE(1)         9PE(1)         6EU(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $        186   $         --
Variable account expenses                                            --             --              1             16             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             (1)           170             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --              1          5,194             --
    Cost of investments sold                                         --             --              1          5,294             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --           (100)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            (11)          (298)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --            (11)          (398)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $        (12)  $       (228)  $         --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9EU(1)         6HS(1)         9HS(1)         6PI(1)         9PI(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             11              6              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --            (11)            (6)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --              9              6          1,946
    Cost of investments sold                                         --             --              9              6          1,970
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --            (24)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (362)            22             31
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --           (362)            22              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $       (373)  $         16   $          2
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6VS(1)         9VS(1)         6SO(1)         9SO(1)         6IT(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --              7              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --              7              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $          7   $          2   $         --
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9IT(1)         6SP(1)         9SP(1)         6AA(1)         9AA(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $        588
Variable account expenses                                             5             13             16             --             80
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (5)           (13)           (16)            --            508
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               5              1             16             --             81
    Cost of investments sold                                          5              1             16             --             83
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       148           (372)          (376)            --         (3,131)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      148           (372)          (376)            --         (3,133)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        143   $       (385)  $       (392)  $         --   $     (2,625)
===================================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                   6WI(1)         9WI(1)         6SG(1)         9SG(1)
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                                             $         --   $         --   $         --   $         --
Variable account expenses                                                           --              1             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     --             (1)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                             --              1             --             --
    Cost of investments sold                                                        --              1             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    --             --             --             --
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                       --            (10)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      --            (10)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $         --   $        (11)  $         --   $         --
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   BC7            BC8            BD7            BD8            CR7
OPERATIONS
Investment income (loss) -- net                            $       (770)  $        374   $    282,643   $    288,180   $       (992)
Net realized gain (loss) on sales of investments                (62,988)       (23,374)       (12,642)        (9,985)       (19,633)
Distributions from capital gains                                     --             --             --             --         19,082
Net change in unrealized appreciation or
  depreciation of investments                                   (62,377)      (103,856)        75,524         71,360        (65,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (126,135)      (126,856)       345,525        349,555        (67,415)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       56,777        247,086      2,416,840      3,953,095         75,189
Net transfers(2)                                               (163,589)       (99,457)     1,174,028        489,942         20,491
Transfers for policy loans                                           --         (1,411)            --          8,304             --
Annuity payments                                                     --             --             --             --           (389)
Contract charges                                                   (299)          (354)        (1,928)        (1,140)           (98)
Contract terminations:
    Surrender benefits                                          (14,197)        (6,298)      (128,881)      (150,497)        (1,799)
    Death benefits                                                   --             --         (6,392)            --         (3,943)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (121,308)       139,566      3,453,667      4,299,704         89,451
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 615,828        487,418      4,483,653      4,215,537        231,525
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    368,385   $    500,128   $  8,282,845   $  8,864,796   $    253,561
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          827,236        653,100      4,118,532      3,859,665        325,756
Contract purchase payments                                       81,706        370,601      2,198,450      3,573,576        113,001
Net transfers(2)                                               (242,016)      (139,272)     1,085,933        444,417         33,165
Transfers for policy loans                                           --         (2,257)            --          7,479             --
Contract charges                                                   (480)          (592)        (1,746)        (1,025)          (159)
Contract terminations:
    Surrender benefits                                          (20,433)        (8,503)      (117,130)      (135,501)       (15,894)
    Death benefits                                                   --             --         (5,756)            --         (5,802)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                646,013        873,077      7,278,283      7,748,611        450,067
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CR8            CM7            CM8            DE7            DE8
OPERATIONS
Investment income (loss) -- net                            $       (458)  $     29,744   $     63,634   $     11,724   $     13,554
Net realized gain (loss) on sales of investments                (44,986)          (213)          (208)       (54,225)       (14,587)
Distributions from capital gains                                 17,035             --             --          5,342          4,448
Net change in unrealized appreciation or
  depreciation of investments                                   (26,482)           213            211       (409,921)      (355,870)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (54,891)        29,744         63,637       (447,080)      (352,455)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       50,328     17,471,717     19,925,058        665,812        722,749
Net transfers(2)                                                (25,635)   (18,748,039)   (18,042,073)       511,889        457,361
Transfers for policy loans                                          (36)            --        (70,734)            --           (756)
Annuity payments                                                     --             --             --           (150)            --
Contract charges                                                   (209)        (2,661)        (2,097)          (620)          (701)
Contract terminations:
    Surrender benefits                                          (10,606)      (333,799)      (587,907)       (27,998)       (12,488)
    Death benefits                                                   --        (78,264)       (22,218)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,842     (1,691,046)     1,200,029      1,148,933      1,166,165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 241,390     14,166,500     14,687,397      1,313,064      1,098,827
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    200,341   $ 12,505,198   $ 15,951,063   $  2,014,917   $  1,912,537
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          338,707     13,645,556     14,112,210      1,302,504      1,088,856
Contract purchase payments                                       83,571     16,806,863     19,021,187        719,576        805,762
Net transfers(2)                                                (41,291)   (18,033,161)   (17,214,604)       501,225        478,929
Transfers for policy loans                                          (68)            --        (67,742)            --           (737)
Contract charges                                                   (334)        (2,559)        (2,010)          (696)          (820)
Contract terminations:
    Surrender benefits                                          (17,329)      (321,111)      (563,406)       (42,656)       (13,747)
    Death benefits                                                   --        (75,274)       (21,330)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                363,256     12,020,314     15,264,305      2,479,953      2,358,243
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM7            EM8            ES7            ES8            EI7
OPERATIONS
Investment income (loss) -- net                            $     (1,459)  $       (832)  $     (2,864)  $     (1,295)  $    305,595
Net realized gain (loss) on sales of investments                 (1,240)          (694)        (3,754)        (3,364)      (122,599)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,350)        (8,008)       (41,469)       (24,564)      (511,602)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (16,049)        (9,534)       (48,087)       (29,223)      (328,606)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       70,953         39,181        105,889        167,081      1,814,815
Net transfers(2)                                                 10,154          6,687        117,738         76,152        530,372
Transfers for policy loans                                           --         (1,027)            --            (37)            --
Annuity payments                                                     --             --         (1,296)            --             --
Contract charges                                                    (23)           (21)           (77)           (67)        (1,094)
Contract terminations:
    Surrender benefits                                               --         (1,289)          (499)        (1,011)       (87,996)
    Death benefits                                                   --             --             --             --        (15,176)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,084         43,531        221,755        242,118      2,240,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  92,547         86,987        182,831         85,864      3,440,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    157,582   $    120,984   $    356,499   $    298,759   $  5,352,727
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          107,196        100,493        183,987         86,293      3,548,217
Contract purchase payments                                       78,030         44,024        114,385        183,787      1,974,972
Net transfers(2)                                                  9,661          7,231        126,863         81,950        554,343
Transfers for policy loans                                           --         (1,258)            --            (47)            --
Contract charges                                                    (28)           (25)           (86)           (79)        (1,218)
Contract terminations:
    Surrender benefits                                               --         (1,544)       (23,807)        (1,158)       (98,255)
    Death benefits                                                   --             --             --             --        (16,878)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                194,859        148,921        401,342        350,746      5,961,181
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EI8            FI7            FI8            GB7            GB8
OPERATIONS
Investment income (loss) -- net                            $    247,266   $    119,771   $    142,210   $     64,021   $     41,971
Net realized gain (loss) on sales of investments                (66,635)         8,423          8,328          5,936          6,055
Distributions from capital gains                                     --         42,059         44,187             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (421,600)       125,806        133,077        174,662        114,224
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (240,969)       296,059        327,802        244,619        162,250
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,923,377      2,845,691      6,292,372        551,306        452,253
Net transfers(2)                                                571,417      1,694,255        486,292        519,301        485,657
Transfers for policy loans                                      (15,944)            --         (5,781)            --         (8,274)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (605)        (1,307)          (661)          (347)          (150)
Contract terminations:
    Surrender benefits                                          (58,846)       (70,100)      (129,465)       (38,603)       (30,273)
    Death benefits                                              (30,797)       (58,211)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,388,602      4,410,328      6,642,757      1,031,657        899,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,517,158      4,386,589      2,971,628      1,053,565        557,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,664,791   $  9,092,976   $  9,942,187   $  2,329,841   $  1,619,402
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,595,602      4,050,336      2,737,411      1,001,138        529,405
Contract purchase payments                                    2,084,249      2,567,613      5,682,999        504,174        415,764
Net transfers(2)                                                617,486      1,508,851        420,489        473,127        435,208
Transfers for policy loans                                      (16,671)            --         (5,220)            --         (7,337)
Contract charges                                                   (673)        (1,174)          (590)          (309)          (133)
Contract terminations:
    Surrender benefits                                          (64,707)       (62,692)      (115,524)       (34,277)       (26,458)
    Death benefits                                              (33,051)       (53,395)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,182,235      8,009,539      8,719,565      1,943,853      1,346,449
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR7            GR8            IE7            IE8            MF7
OPERATIONS
Investment income (loss) -- net                            $    (10,651)  $     (8,191)  $        115   $        239   $     22,227
Net realized gain (loss) on sales of investments               (186,326)       (93,316)       (20,777)        (8,189)       (79,306)
Distributions from capital gains                                     --             --            594            224        106,882
Net change in unrealized appreciation or
  depreciation of investments                                  (206,266)      (288,565)       (40,172)       (14,604)      (264,044)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (403,243)      (390,072)       (60,240)       (22,330)      (214,241)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      103,079        387,433         16,839         13,107        229,773
Net transfers(2)                                               (152,988)       121,939         10,874         (2,777)        76,503
Transfers for policy loans                                           --         (1,837)            --           (493)            --
Annuity payments                                                     --             --             --             --           (246)
Contract charges                                                   (875)        (1,498)           (73)           (72)          (705)
Contract terminations:
    Surrender benefits                                           (4,489)       (30,224)        (2,250)        (5,000)        (7,936)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (55,273)       475,813         25,390          4,765        297,389
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,491,867      1,156,640        291,073        116,753      1,235,005
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,033,351   $  1,242,381   $    256,223   $     99,188   $  1,318,153
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,825,617      2,185,087        454,893        182,011      1,468,342
Contract purchase payments                                      229,113        868,074         29,426         22,036        293,873
Net transfers(2)                                               (368,506)       223,323         14,714         (3,768)        66,366
Transfers for policy loans                                           --         (4,730)            --           (776)            --
Contract charges                                                 (2,047)        (3,476)          (127)          (130)          (941)
Contract terminations:
    Surrender benefits                                          (10,342)       (68,246)        (4,027)        (8,818)       (17,010)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,673,835      3,200,032        494,879        190,555      1,810,630
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       MF8            ND7            ND8            SV7            SV8
OPERATIONS
Investment income (loss) -- net                            $     15,319   $    (30,136)  $    (14,279)  $    (12,600)  $    (10,152)
Net realized gain (loss) on sales of investments                (84,649)      (248,376)      (125,192)       (14,451)         3,440
Distributions from capital gains                                 72,585          6,412          5,174          8,087          9,666
Net change in unrealized appreciation or
  depreciation of investments                                  (129,159)    (1,596,782)    (1,529,920)      (280,440)      (318,489)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (125,904)    (1,868,882)    (1,664,217)      (299,404)      (315,535)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      338,856      1,921,353      2,931,064      1,275,890      1,351,375
Net transfers(2)                                               (219,122)       443,268      1,229,969        412,447        867,640
Transfers for policy loans                                           --             --          4,818             --         (3,142)
Annuity payments                                                     --         (4,018)            --             --             --
Contract charges                                                   (584)        (3,515)        (5,384)          (309)          (427)
Contract terminations:
    Surrender benefits                                           (8,788)      (142,131)      (138,253)        (1,439)       (10,291)
    Death benefits                                                   --         (1,859)       (76,408)          (324)        (5,571)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  110,362      2,213,098      3,945,806      1,686,265      2,199,584
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 832,923      6,482,439      5,167,234        672,186        649,447
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    817,381   $  6,826,655   $  7,448,823   $  2,059,047   $  2,533,496
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          987,821      8,744,321      6,990,380        627,580        605,879
Contract purchase payments                                      430,117      2,902,404      4,544,105      1,208,096      1,295,006
Net transfers(2)                                               (284,064)       517,089      1,793,003        375,384        829,534
Transfers for policy loans                                           --             --          5,691             --         (3,581)
Contract charges                                                   (758)        (5,539)        (8,440)          (336)          (467)
Contract terminations:
    Surrender benefits                                          (11,577)      (262,382)      (214,915)        (1,577)        (9,871)
    Death benefits                                                   --         (2,523)      (110,546)          (350)        (6,307)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,121,539     11,893,370     12,999,278      2,208,797      2,710,193
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       IV7            IV8            SC7            SC8            ST7
OPERATIONS
Investment income (loss) -- net                            $      1,107   $      5,286   $     (6,115)  $     (4,221)  $        (54)
Net realized gain (loss) on sales of investments                (67,554)       (32,648)        (3,944)       (20,184)        (1,145)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (479,120)      (549,287)      (124,670)      (100,980)        (3,950)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (545,567)      (576,649)      (134,729)      (125,385)        (5,149)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,119,092        817,837        180,050        221,942         27,121
Net transfers(2)                                                231,151        474,710        150,951        185,064         (4,019)
Transfers for policy loans                                           --         (8,232)            --           (598)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (905)        (1,181)          (342)          (259)            (5)
Contract terminations:
    Surrender benefits                                          (13,972)       (37,813)        (2,547)        (7,087)            --
    Death benefits                                               (1,935)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,333,431      1,245,321        328,112        399,062         23,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,500,796      1,766,085        524,892        386,349          2,054
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,288,660   $  2,434,757   $    718,275   $    660,026   $     20,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,885,679      2,213,644        599,325        440,138          2,132
Contract purchase payments                                    1,606,362      1,150,300        213,193        277,563         29,802
Net transfers(2)                                                275,030        664,007        189,227        206,052         (5,425)
Transfers for policy loans                                           --        (11,323)            --           (737)            --
Contract charges                                                 (1,325)        (1,749)          (436)          (334)            (7)
Contract terminations:
    Surrender benefits                                          (21,014)       (51,880)        (2,979)        (9,302)            --
    Death benefits                                               (2,440)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,742,292      3,962,999        998,330        913,380         26,502
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       ST8            SA7            SA8            7AC            8AC
OPERATIONS
Investment income (loss) -- net                            $        (62)  $     (6,524)  $     (3,688)  $     (1,892)  $     (1,445)
Net realized gain (loss) on sales of investments                 (1,656)      (260,778)       (91,627)          (662)        (2,335)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,175)       (38,074)      (112,485)       (64,342)       (52,881)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (8,893)      (305,376)      (207,800)       (66,896)       (56,661)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,976         57,476        137,730        135,868        191,463
Net transfers(2)                                                  1,803       (255,714)       (63,523)       134,499         64,374
Transfers for policy loans                                          (35)            --         (2,234)            --           (218)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     (8)          (383)          (579)           (39)           (36)
Contract terminations:
    Surrender benefits                                               --         (4,214)        (9,956)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,736       (202,835)        61,438        270,328        255,583
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  35,101      1,009,897        571,672         68,643        111,506
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,944   $    501,686   $    425,310   $    272,075   $    310,428
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           36,410      2,100,247      1,186,224         70,300        114,107
Contract purchase payments                                        4,591        136,072        336,491        154,356        241,021
Net transfers(2)                                                  1,265       (676,690)      (180,980)       148,358         69,530
Transfers for policy loans                                          (47)            --         (6,571)            --           (255)
Contract charges                                                    (10)        (1,066)        (1,624)           (52)           (48)
Contract terminations:
    Surrender benefits                                               --        (10,481)       (26,847)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 42,209      1,548,082      1,306,693        372,962        424,355
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7AD            8AD            7AB            8AB            7AL
OPERATIONS
Investment income (loss) -- net                            $     (1,331)  $     (1,350)  $     (1,466)  $     (1,627)  $     (5,705)
Net realized gain (loss) on sales of investments                 (5,798)        (3,159)          (259)        (1,707)       (55,070)
Distributions from capital gains                                     --             --             --             --         60,711
Net change in unrealized appreciation or
  depreciation of investments                                   (38,907)       (47,571)        (9,769)       (19,740)      (490,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (46,036)       (52,080)       (11,494)       (23,074)      (490,260)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      138,834        168,166        283,475        318,239      1,629,711
Net transfers(2)                                                 31,839        147,808         66,974        258,995        342,193
Transfers for policy loans                                           --            (35)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (18)           (82)           (28)           (44)          (300)
Contract terminations:
    Surrender benefits                                               --         (1,584)          (491)        (1,069)        (1,471)
    Death benefits                                                   --             --             --             --         (9,496)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  170,655        314,273        349,930        576,121      1,960,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  65,891         63,572         27,970         37,540        704,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    190,510   $    325,765   $    366,406   $    590,587   $  2,174,586
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           67,081         64,662         28,621         38,491        730,008
Contract purchase payments                                      153,711        200,208        303,184        337,581      1,842,304
Net transfers(2)                                                 29,202        163,590         68,977        268,549        372,502
Transfers for policy loans                                           --            (49)            --             --             --
Contract charges                                                    (22)          (102)           (31)           (50)          (408)
Contract terminations:
    Surrender benefits                                               --         (2,051)          (543)        (1,193)        (2,354)
    Death benefits                                                   --             --             --             --        (12,131)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                249,972        426,258        400,208        643,378      2,929,921
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8AL            7AI            8AI            7AV            8AV
OPERATIONS
Investment income (loss) -- net                            $     (2,232)  $     (2,177)  $     (1,024)  $     (5,608)  $     (2,117)
Net realized gain (loss) on sales of investments                (11,655)        (2,235)       (15,773)       (34,966)       (23,112)
Distributions from capital gains                                 40,088             --             --         74,262         56,890
Net change in unrealized appreciation or
  depreciation of investments                                  (350,793)       (97,845)       (57,168)      (310,333)      (242,146)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (324,592)      (102,257)       (73,965)      (276,645)      (210,485)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,636,931        371,894        195,386      1,160,403      1,072,094
Net transfers(2)                                                593,358        102,283        180,936        554,306        506,430
Transfers for policy loans                                       (8,574)            --             --             --         (6,223)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (265)           (92)           (85)          (427)          (572)
Contract terminations:
    Surrender benefits                                          (16,882)          (653)        (2,618)        (9,401)        (7,894)
    Death benefits                                                   --             --             --           (344)        (1,518)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,204,568        473,432        373,619      1,704,537      1,562,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 296,283        141,708        111,058        878,081        745,212
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,176,259   $    512,883   $    410,712   $  2,305,973   $  2,097,044
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          306,898        152,046        119,066        847,530        718,801
Contract purchase payments                                    1,938,280        426,069        232,890      1,201,651      1,120,897
Net transfers(2)                                                708,524        122,956        210,342        541,735        516,437
Transfers for policy loans                                       (9,304)            --             --             --         (6,264)
Contract charges                                                   (358)          (125)          (114)          (479)          (654)
Contract terminations:
    Surrender benefits                                          (19,984)          (941)        (3,194)       (10,818)        (8,435)
    Death benefits                                                   --             --             --           (390)        (1,748)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,924,056        700,005        558,990      2,579,229      2,339,034
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7SR            8SR            7CG            8CG            7FG
OPERATIONS
Investment income (loss) -- net                            $      4,225   $      6,100   $     (1,579)  $     (2,073)  $     (6,810)
Net realized gain (loss) on sales of investments                (22,242)        (6,087)        (1,148)        (4,596)       (20,721)
Distributions from capital gains                                     --             --            724          1,185             --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,756)       (28,814)       (52,951)       (86,247)      (309,597)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (44,773)       (28,801)       (54,954)       (91,731)      (337,128)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,363        100,234         71,871        342,103      1,764,402
Net transfers(2)                                                (31,213)        86,014        137,710        111,620        725,214
Transfers for policy loans                                           --             --             --         (4,123)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (151)          (282)           (99)           (89)          (369)
Contract terminations:
    Surrender benefits                                          (27,755)        (2,934)            --         (5,280)        (5,077)
    Death benefits                                                   --             --             --        (11,316)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,244        183,032        209,482        432,915      2,484,170
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 247,669        106,097         97,497        167,392        581,807
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    231,140   $    260,328   $    252,025   $    508,576   $  2,728,849
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          289,413        123,741        102,569        175,884        582,628
Contract purchase payments                                      108,545        123,297         82,910        400,412      1,931,854
Net transfers(2)                                                (48,454)       105,483        160,690        147,448        812,257
Transfers for policy loans                                           --             --             --         (4,570)            --
Contract charges                                                   (194)          (359)          (133)          (120)          (445)
Contract terminations:
    Surrender benefits                                          (38,585)        (3,827)            --         (7,166)        (6,042)
    Death benefits                                                   --             --             --        (15,544)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,725        348,335        346,036        696,344      3,320,252
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8FG            7FM            8FM            7FO            8FO
OPERATIONS
Investment income (loss) -- net                            $     (2,465)  $    (10,910)  $     (6,628)  $     (2,293)  $     (1,526)
Net realized gain (loss) on sales of investments                (35,185)       (20,904)       (12,503)        (8,653)       (10,423)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (268,264)      (248,237)      (223,813)      (118,086)      (111,800)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (305,914)      (280,051)      (242,944)      (129,032)      (123,749)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,430,988      1,929,656      1,798,285        285,543        367,431
Net transfers(2)                                                863,461        711,557        998,368        312,637        250,157
Transfers for policy loans                                         (217)            --           (238)            --            (35)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (520)          (410)          (681)           (91)           (68)
Contract terminations:
    Surrender benefits                                          (17,084)          (916)       (55,069)        (1,748)       (11,229)
    Death benefits                                               (1,494)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,275,134      2,639,887      2,740,665        596,341        606,256
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 501,708        557,704        611,875         95,015        141,320
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,470,928   $  2,917,540   $  3,109,596   $    562,324   $    623,827
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          502,018        536,387        588,026        100,540        149,419
Contract purchase payments                                    1,599,695      1,914,388      1,842,765        323,294        422,728
Net transfers(2)                                                919,528        701,590        974,870        334,503        276,725
Transfers for policy loans                                         (245)            --           (231)            --            (48)
Contract charges                                                   (628)          (444)          (739)          (122)           (92)
Contract terminations:
    Surrender benefits                                          (20,454)          (961)       (55,729)        (2,428)       (12,616)
    Death benefits                                               (1,807)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,998,107      3,150,960      3,348,962        755,787        836,116
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7RE            8RE            7SI            8SI            7MS
OPERATIONS
Investment income (loss) -- net                            $     38,608   $     38,875   $     (4,766)  $     (3,913)  $        539
Net realized gain (loss) on sales of investments                  2,575          2,981         (8,059)        (3,226)        (9,105)
Distributions from capital gains                                     --             --         23,182         19,979         12,056
Net change in unrealized appreciation or
  depreciation of investments                                   (65,405)       (67,377)      (131,361)      (122,136)       (88,577)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,222)       (25,521)      (121,004)      (109,296)       (85,087)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      890,433      1,038,564        438,839        744,478        426,571
Net transfers(2)                                                781,835        823,892        269,928        420,035        298,467
Transfers for policy loans                                           --           (780)            --         (3,321)            --
Annuity payments                                                   (149)            --             --             --             --
Contract charges                                                   (723)          (743)          (304)          (247)           (56)
Contract terminations:
    Surrender benefits                                          (17,343)       (17,733)        (5,679)        (8,815)        (4,096)
    Death benefits                                                 (360)        (4,197)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,653,693      1,839,003        702,784      1,152,130        720,886
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,344,980      1,112,223        501,654        429,137        149,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,974,451   $  2,925,705   $  1,083,434   $  1,471,971   $    785,700
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,215,107      1,002,562        410,457        350,064        155,273
Contract purchase payments                                      776,869        917,069        359,185        643,412        476,791
Net transfers(2)                                                682,126        703,016        221,804        350,296        305,358
Transfers for policy loans                                           --           (627)            --         (2,451)            --
Contract charges                                                   (637)          (660)          (264)          (213)           (67)
Contract terminations:
    Surrender benefits                                          (22,790)       (14,969)        (5,378)        (7,711)        (4,950)
    Death benefits                                                 (329)        (3,865)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,650,346      2,602,526        985,804      1,333,397        932,405
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8MS            7UE            8UE            7MC            8MC
OPERATIONS
Investment income (loss) -- net                            $        275   $     (3,167)  $     (1,022)  $      8,606   $     14,676
Net realized gain (loss) on sales of investments                 (2,932)       (60,425)       (30,087)        (3,127)        (5,628)
Distributions from capital gains                                  7,267             --             --          8,610          8,193
Net change in unrealized appreciation or
  depreciation of investments                                   (55,177)      (278,840)      (375,810)      (209,326)      (172,671)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,567)      (342,432)      (406,919)      (195,237)      (155,430)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      451,704        387,168        404,555      1,005,459        938,507
Net transfers(2)                                                126,713        269,045        229,061        690,495        931,805
Transfers for policy loans                                          (35)            --         (1,146)            --           (559)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (120)          (673)          (744)          (951)          (731)
Contract terminations:
    Surrender benefits                                             (349)        (5,149)        (6,950)       (55,601)       (24,866)
    Death benefits                                                   --        (23,523)            --         (3,352)        (6,232)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  577,913        626,868        624,776      1,636,050      1,837,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 149,306      1,125,994      1,420,124      1,350,844        983,970
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    676,652   $  1,410,430   $  1,637,981   $  2,791,657   $  2,666,464
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          154,511      1,421,640      1,788,437      1,095,591        795,746
Contract purchase payments                                      506,328        552,924        576,245        809,426        764,544
Net transfers(2)                                                140,506        372,341        309,635        544,976        746,777
Transfers for policy loans                                          (44)            --         (1,781)            --           (382)
Contract charges                                                   (142)        (1,003)        (1,110)          (784)          (606)
Contract terminations:
    Surrender benefits                                             (399)        (7,543)       (10,858)       (48,648)       (20,796)
    Death benefits                                                   --        (36,967)            --         (2,859)        (5,332)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                800,760      2,301,392      2,660,568      2,397,702      2,279,951
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7ID            8ID            7FS            8FS            7TC
OPERATIONS
Investment income (loss) -- net                            $     (2,053)  $     (1,341)  $       (220)  $        304   $       (880)
Net realized gain (loss) on sales of investments                    379         (1,740)          (315)          (333)        (2,791)
Distributions from capital gains                                     --             --            843            864             --
Net change in unrealized appreciation or
  depreciation of investments                                   (92,153)       (73,469)       (39,757)       (41,169)       (64,186)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (93,827)       (76,550)       (39,449)       (40,334)       (67,857)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,331         94,974        134,233        121,482         99,102
Net transfers(2)                                                 46,380         50,891         68,229         76,207         26,809
Transfers for policy loans                                           --            (36)            --           (883)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (70)          (108)           (61)           (81)           (42)
Contract terminations:
    Surrender benefits                                               --         (1,423)            --           (212)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,641        144,298        202,401        196,513        125,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 193,071        159,461         86,647        119,179         57,191
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    239,885   $    227,209   $    249,599   $    275,358   $    115,203
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          201,053        165,888         89,744        123,340         62,920
Contract purchase payments                                      107,833        118,496        139,351        131,799        127,446
Net transfers(2)                                                 61,832         67,789         76,894         82,808         50,636
Transfers for policy loans                                           --            (60)            --         (1,039)            --
Contract charges                                                   (108)          (165)           (74)           (97)           (85)
Contract terminations:
    Surrender benefits                                               --         (1,900)            --           (259)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                370,610        350,048        305,915        336,552        240,917
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8TC            7TL            8TL            7GT            8GT
OPERATIONS
Investment income (loss) -- net                            $       (618)  $       (446)  $       (141)  $     (3,886)  $     (2,769)
Net realized gain (loss) on sales of investments                (10,924)        (7,266)          (115)       (83,440)       (42,803)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,367)       (32,089)       (10,553)      (152,395)      (163,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (55,909)       (39,801)       (10,809)      (239,721)      (208,843)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,392         16,559         15,929         67,867         84,257
Net transfers(2)                                                 16,365          5,239         14,278        (16,840)       (22,636)
Transfers for policy loans                                         (835)            --           (163)            --           (639)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (33)           (17)           (27)          (312)          (373)
Contract terminations:
    Surrender benefits                                             (839)           (13)          (100)        (5,366)        (9,576)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   76,050         21,768         29,917         45,349         51,033
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  83,253         59,240         12,096        521,771        466,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    103,394   $     41,207   $     31,204   $    327,399   $    308,608
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           91,522         70,401         14,364      1,190,290      1,060,684
Contract purchase payments                                      103,738         25,425         35,186        197,876        239,537
Net transfers(2)                                                 23,235          4,679         26,990        (92,038)       (74,257)
Transfers for policy loans                                       (1,620)            --           (346)            --         (2,034)
Contract charges                                                    (68)           (40)           (67)        (1,022)        (1,162)
Contract terminations:
    Surrender benefits                                           (1,369)           (28)          (182)       (18,607)       (24,934)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                215,438        100,437         75,945      1,276,499      1,197,834
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7IG            8IG            7IP            8IP            7MG
OPERATIONS
Investment income (loss) -- net                            $     (5,410)  $       (722)  $     (4,035)  $     (2,557)  $    (20,379)
Net realized gain (loss) on sales of investments               (125,693)      (104,547)       (18,441)        (9,107)      (175,334)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (561,489)      (469,576)       (42,108)       (30,159)      (548,268)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (692,592)      (574,845)       (64,584)       (41,823)      (743,981)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      654,128        773,512        153,376        220,901        666,474
Net transfers(2)                                                 26,643         69,853         13,637         81,267        (81,833)
Transfers for policy loans                                           --          2,303             --           (396)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (960)        (1,320)          (202)          (199)        (1,226)
Contract terminations:
    Surrender benefits                                           (9,484)       (24,814)        (1,072)        (8,233)       (17,480)
    Death benefits                                               (1,856)       (12,771)            --             --        (22,443)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  668,471        806,763        165,739        293,340        543,492
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,073,575      1,647,944        376,734        262,527      2,164,698
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,049,454   $  1,879,862   $    477,889   $    514,044   $  1,964,209
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,146,720      2,494,433        497,974        351,607      3,341,523
Contract purchase payments                                    1,121,428      1,354,601        210,115        319,704      1,175,167
Net transfers(2)                                                (15,950)        74,736          8,192        117,927       (200,905)
Transfers for policy loans                                           --          3,156             --           (610)            --
Contract charges                                                 (1,750)        (2,422)          (288)          (286)        (2,275)
Contract terminations:
    Surrender benefits                                          (18,409)       (42,177)        (1,601)       (11,547)       (32,163)
    Death benefits                                               (2,936)       (20,631)            --             --        (47,351)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,229,103      3,861,696        714,392        776,795      4,233,996
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8MG            7MD            8MD            7UT            8UT
OPERATIONS
Investment income (loss) -- net                            $    (13,160)  $    (22,518)  $    (18,718)  $      3,789   $      3,241
Net realized gain (loss) on sales of investments               (117,900)      (121,157)      (115,707)       (22,407)       (11,697)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (471,440)      (842,376)      (881,501)       (34,788)       (30,971)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (602,500)      (986,051)    (1,015,926)       (53,406)       (39,427)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      829,256        767,173        870,776        230,835        118,713
Net transfers(2)                                                219,218        264,191        512,114        (23,206)        18,525
Transfers for policy loans                                         (394)            --          4,646             --           (202)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                 (1,225)        (1,085)        (1,082)           (71)          (101)
Contract terminations:
    Surrender benefits                                          (12,741)       (27,394)      (121,924)          (578)        (4,077)
    Death benefits                                               (1,385)            --        (39,423)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,032,729      1,002,885      1,225,107        206,980        132,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,490,999      2,256,615      2,338,062        194,749         99,920
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,921,228   $  2,273,449   $  2,547,243   $    348,323   $    193,351
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,295,769      2,670,380      2,759,766        218,417        111,975
Contract purchase payments                                    1,526,009      1,068,863      1,218,094        338,766        158,036
Net transfers(2)                                                330,304        287,261        687,372        (44,255)        19,046
Transfers for policy loans                                         (725)            --          5,819             --           (282)
Contract charges                                                 (2,330)        (1,646)        (1,652)          (110)          (155)
Contract terminations:
    Surrender benefits                                          (23,564)       (42,445)      (173,831)          (902)        (5,251)
    Death benefits                                               (2,845)            --        (53,583)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,122,618      3,982,413      4,441,985        511,916        283,369
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7PE            8PE            7EU            8EU            7HS
OPERATIONS
Investment income (loss) -- net                            $      2,727   $      5,415   $        (73)  $       (130)  $     (2,788)
Net realized gain (loss) on sales of investments                 (2,378)          (881)            (7)           (14)       (12,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,408)       (41,091)        (2,224)        (3,737)       (60,953)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (30,059)       (36,557)        (2,304)        (3,881)       (76,169)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      113,182        363,915         13,692         24,741        191,495
Net transfers(2)                                                157,299        220,342          2,801         27,599         68,058
Transfers for policy loans                                           --            (35)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (24)           (53)            --            (10)           (89)
Contract terminations:
    Surrender benefits                                               --         (1,377)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  270,457        582,792         16,493         52,330        259,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  40,019         21,604             --          4,409        214,799
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    280,417   $    567,839   $     14,189   $     52,858   $    398,094
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,037         22,239             --          4,509        218,761
Contract purchase payments                                      133,124        428,135         14,500         30,686        225,466
Net transfers(2)                                                171,926        250,239          3,637         32,143         70,095
Transfers for policy loans                                           --            (46)            --             --             --
Contract charges                                                    (29)           (66)            --            (13)          (115)
Contract terminations:
    Surrender benefits                                               --         (1,687)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                346,058        698,814         18,137         67,325        514,207
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8HS            7PI            8PI            7VS            8VS
OPERATIONS
Investment income (loss) -- net                            $     (2,516)  $     (3,488)  $     (1,677)  $    (15,513)  $    (11,037)
Net realized gain (loss) on sales of investments                 (6,946)       (16,814)       (16,131)      (312,839)      (162,833)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (68,877)      (215,773)      (192,079)      (321,250)      (400,377)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (78,339)      (236,075)      (209,887)      (649,602)      (574,247)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      341,610        841,791      1,020,209        178,992        293,130
Net transfers(2)                                                176,873        366,931        523,477       (376,907)      (150,987)
Transfers for policy loans                                       (4,813)            --            (35)            --         (1,139)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (130)          (173)          (183)        (1,321)        (1,427)
Contract terminations:
    Surrender benefits                                          (20,480)           109        (28,125)       (21,632)       (66,460)
    Death benefits                                                   --             --             --         (6,587)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  493,060      1,208,658      1,515,343       (227,455)        73,117
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 165,939        587,800        350,247      2,132,480      1,778,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    580,660   $  1,560,383   $  1,655,703   $  1,255,423   $  1,277,509
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          168,856        611,951        364,419      4,094,906      3,406,669
Contract purchase payments                                      422,342        972,390      1,180,361        381,019        697,584
Net transfers(2)                                                188,460        409,718        595,269       (898,655)      (395,736)
Transfers for policy loans                                       (5,233)            --            (47)            --         (2,523)
Contract charges                                                   (163)          (223)          (235)        (3,106)        (3,418)
Contract terminations:
    Surrender benefits                                          (26,328)          (269)       (30,319)       (53,994)      (150,080)
    Death benefits                                                   --             --             --        (13,367)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                747,934      1,993,567      2,109,448      3,506,803      3,552,496
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       7SO            8SO            7IT            8IT            7SP
OPERATIONS
Investment income (loss) -- net                            $     (1,893)  $       (427)  $     (8,828)  $     (5,934)  $    (23,903)
Net realized gain (loss) on sales of investments                (19,535)       (27,619)       (36,882)       (24,027)       (39,478)
Distributions from capital gains                                 15,141         13,394             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (221,774)      (164,720)      (125,243)      (106,602)      (478,540)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (228,061)      (179,372)      (170,953)      (136,563)      (541,921)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      500,029        473,841        417,613        465,816      1,538,558
Net transfers(2)                                                165,549        122,675        204,273        193,456      1,011,860
Transfers for policy loans                                           --         (4,128)            --         (2,859)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (83)          (171)          (360)          (366)          (767)
Contract terminations:
    Surrender benefits                                           (3,351)        (7,392)        (4,940)        (5,006)       (43,286)
    Death benefits                                               (3,238)            --        (16,720)            --         (2,698)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  658,906        584,825        599,866        651,041      2,503,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 273,277        229,913        671,109        524,668      1,387,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    704,122   $    635,366   $  1,100,022   $  1,039,146   $  3,349,259
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          275,830        231,763      1,068,537        833,268      1,226,736
Contract purchase payments                                      546,750        547,846        690,780        787,222      1,510,618
Net transfers(2)                                                169,261        117,582        331,873        322,289        905,342
Transfers for policy loans                                           --         (4,300)            --         (3,987)            --
Contract charges                                                   (119)          (241)          (637)          (675)          (792)
Contract terminations:
    Surrender benefits                                           (5,101)        (8,586)        (9,177)        (8,251)       (44,245)
    Death benefits                                               (4,160)            --        (29,331)            --         (2,773)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                982,461        884,064      2,052,045      1,929,866      3,594,886
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       8SP            7AA            8AA            7WI            8WI
OPERATIONS
Investment income (loss) -- net                            $    (13,480)  $     15,919   $     23,700   $     (1,558)  $     (1,055)
Net realized gain (loss) on sales of investments                (14,587)       (47,895)       (47,017)        (4,706)        (3,417)
Distributions from capital gains                                     --         14,862         16,461             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (311,900)      (191,304)      (248,415)       (53,698)       (50,553)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (339,967)      (208,418)      (255,271)       (59,962)       (55,025)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,442,441        359,049        338,613         90,122        207,768
Net transfers(2)                                                700,224        680,575        617,982        142,071        129,891
Transfers for policy loans                                           86             --             --             --            (35)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (677)          (218)          (440)           (32)           (86)
Contract terminations:
    Surrender benefits                                          (17,430)       (57,136)       (83,043)        (1,850)       (19,745)
    Death benefits                                                   --             --             --             --         (3,692)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,124,644        982,270        873,112        230,311        314,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 968,740        675,801      1,216,613         86,969         58,287
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,753,417   $  1,449,653   $  1,834,454   $    257,318   $    317,363
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          854,646        698,018      1,255,045         96,726         64,744
Contract purchase payments                                    1,455,726        395,408        381,856        108,866        262,493
Net transfers(2)                                                649,603        709,022        643,455        171,842        161,952
Transfers for policy loans                                          100             --             --             --            (53)
Contract charges                                                   (701)          (253)          (519)           (45)          (116)
Contract terminations:
    Surrender benefits                                          (17,353)       (67,252)       (91,671)        (2,586)       (22,892)
    Death benefits                                                   --             --             --             --         (5,389)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,942,021      1,734,943      2,188,166        374,803        460,739
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7SG            8SG           BC6(1)         BC9(1)         BD6(1)
OPERATIONS
Investment income (loss) -- net                            $     (4,184)  $     (1,892)  $         --   $         --   $         24
Net realized gain (loss) on sales of investments                (34,441)       (25,911)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (190,970)       (86,556)            --             --            103
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (229,595)      (114,359)            --             --            127
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      361,121        244,505             --             --         11,907
Net transfers(2)                                                134,595         83,975             --             --         13,322
Transfers for policy loans                                           --           (184)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (149)          (160)            --             --             --
Contract terminations:
    Surrender benefits                                           (2,547)        (7,133)            --             --             --
    Death benefits                                               (2,610)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  490,410        321,003             --             --         25,229
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 208,727        131,882             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    469,542   $    338,526   $         --   $         --   $     25,356
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          222,106        139,638             --             --             --
Contract purchase payments                                      443,049        334,271             --             --         11,751
Net transfers(2)                                                160,239        123,211             --             --         13,141
Transfers for policy loans                                           --           (261)            --             --             --
Contract charges                                                   (236)          (262)            --             --             --
Contract terminations:
    Surrender benefits                                           (4,237)        (9,928)            --             --             --
    Death benefits                                               (4,482)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                816,439        586,669             --             --         24,892
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    BD9(1)         CR6(1)        CR9(1)          CM6(1)         CM9(1)
OPERATIONS
Investment income (loss) -- net                            $          4   $         --   $         --   $        (14)  $         (9)
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        17             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          21             --             --            (14)            (9)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,714             --             --        157,669        188,474
Net transfers(2)                                                    420             --             --        (53,270)       (56,083)
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,134             --             --        104,399        132,391
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,155   $         --   $         --   $    104,385   $    132,382
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,679             --             --        157,826        188,602
Net transfers(2)                                                    418             --             --        (53,325)       (56,123)
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,097             --             --        104,501        132,479
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    DE6(1)         DE9(1)         EM6(1)         EM9(1)         ES6(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (5)  $         --   $         --   $         (1)
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4             32             --             --            (19)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4             27             --             --            (20)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,945          9,626             --             --          4,990
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,945          9,626             --             --          4,990
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,949   $      9,653   $         --   $         --   $      4,970
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,965          9,701             --             --          5,053
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,965          9,701             --             --          5,053
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    ES9(1)         EI6(1)         EI9(1)         FI6(1)         FI9(1)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         23   $         43   $         13   $        142
Net realized gain (loss) on sales of investments                     (4)            --             --             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            (13)           (13)            67            612
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (6)            10             30             80            755
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,259          6,449         14,025         11,716        140,183
Net transfers(2)                                                     --          3,736          1,692         13,320         (3,500)
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,259         10,185         15,717         25,036        136,683
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,253   $     10,195   $     15,747   $     25,116   $    137,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,373          6,277         13,641         11,770        140,939
Net transfers(2)                                                     --          3,637          1,646         13,349         (3,519)
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,373          9,914         15,287         25,119        137,420
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    GB6(1)         GB9(1)         GR6(1)         GR9(1)         IE6(1)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         (1)  $         --   $        (12)  $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       105            109             --           (709)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         103            108             --           (721)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,093          6,653             --          3,100             --
Net transfers(2)                                                  5,323            210             --         17,965             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,416          6,863             --         21,065             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,519   $      6,971   $         --   $     20,344   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,043          6,490             --          3,186             --
Net transfers(2)                                                  5,184            206             --         18,451             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,227          6,696             --         21,637             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    IE9(1)         MF6(1)         MF9(1)         ND6(1)         ND9(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (1)  $         --   $         (5)  $        (19)
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             (8)            --           (292)          (965)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             (9)            --           (297)          (984)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --         17,109         47,694
Net transfers(2)                                                     --          3,204             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --          3,204             --         17,109         47,694
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      3,195   $         --   $     16,812   $     46,710
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --         17,946         49,844
Net transfers(2)                                                     --          3,313             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          3,313             --         17,946         49,844
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SV6(1)         SV9(1)         IV6(1)         IV9(1)         SC6(1)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (9)  $         (2)  $         --   $         (1)
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        15            (24)          (117)            --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          14            (33)          (119)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,430         11,521          4,655            442          1,683
Net transfers(2)                                                     (9)         8,847          3,209             --          2,143
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,421         20,368          7,864            442          3,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,435   $     20,335   $      7,745   $        442   $      3,826
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        1,448         11,595          4,804            465          1,731
Net transfers(2)                                                     (9)         8,782          3,346             --          2,191
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,439         20,377          8,150            465          3,922
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SC9(1)         ST6(1)         ST9(1)         SA6(1)         SA9(1)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (25)            --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (29)            --             --             --              3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,303             --             --             --          7,155
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,303             --             --             --          7,155
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,274   $         --   $         --   $         --   $      7,158
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,480             --             --             --          7,515
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,480             --             --             --          7,515
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6AC(1)         9AC(1)         6AD(1)         9AD(1)         6AB(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $         (2)  $         --
Net realized gain (loss) on sales of investments                     --             --             --             --            (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --            (66)            20
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --             --            (68)             6
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --          2,651          2,633
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --             --          2,651          2,633
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $      2,583   $      2,639
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --          2,643          2,601
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --          2,643          2,601
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9AB(1)         6AL(1)         9AL(1)         6AI(1)         9AI(1)
OPERATIONS
Investment income (loss) -- net                            $         (9)        $   --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                    (11)            (2)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       212             --            (14)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         192             (2)           (14)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,605          3,005            326             --              8
Net transfers(2)                                                 13,228             --          6,406             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20,833          3,005          6,732             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     21,025   $      3,003   $      6,718   $         --   $          8
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,515          3,171            344             --              8
Net transfers(2)                                                 13,092             --          6,743             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,607          3,171          7,087             --              8
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6AV(1)         9AV(1)         6SR(1)         9SR(1)         6CG(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $        (11)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (46)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --            (57)            --             --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         28,982             --             --             --
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --         28,982             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     28,925   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --         29,253             --             --             --
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         29,253             --             --             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9CG(1)         6FG(1)         9FG(1)         6FM(1)         9FM(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (5)  $        (19)  $         (9)  $         (6)
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (5)          (198)          (506)            61            124
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)          (203)          (525)            52            118
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         14,137         18,639          9,119         11,979
Net transfers(2)                                                    910             25         17,544          2,140          4,916
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      910         14,162         36,183         11,259         16,895
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        905   $     13,959   $     35,658   $     11,311   $     17,013
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --         14,428         19,093          9,182         12,124
Net transfers(2)                                                    929             25         17,817          2,156          4,924
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    929         14,453         36,910         11,338         17,048
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6FO(1)         9FO(1)         6RE(1)         9RE(1)         6SI(1)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (7)  $         (6)  $         (3)  $         (1)
Net realized gain (loss) on sales of investments                     --             --             (5)            --            (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        16             15            144            105             27
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          15              8            133            102             12
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,271         16,380         15,902          9,278          1,683
Net transfers(2)                                                     (5)            --             --          6,125          2,136
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,266         16,380         15,902         15,403          3,819
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,281   $     16,388   $     16,035   $     15,505   $      3,831
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,422         17,346         15,790          9,219          1,700
Net transfers(2)                                                     (7)            --             --          6,043          2,152
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,415         17,346         15,790         15,262          3,852
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9SI(1)         6MS(1)         9MS(1)         6UE(1)         9UE(1)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (5)  $        (15)  $         --   $         (2)
Net realized gain (loss) on sales of investments                     --             (2)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        18            (21)            36              6           (113)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          17            (28)            21              6           (115)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,987         17,719         15,623          5,469          2,303
Net transfers(2)                                                  6,088             --         13,666             --          8,285
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,075         17,719         29,289          5,469         10,588
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,092   $     17,691   $     29,310   $      5,475   $     10,473
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,053         17,843         15,803          5,808          2,445
Net transfers(2)                                                  6,095             --         13,746             --          8,662
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,148         17,843         29,549          5,808         11,107
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6MC(1)         9MC(1)         6ID(1)         9ID(1)         6FS(1)
OPERATIONS
Investment income (loss) -- net                            $        119   $         81   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     36             26             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (243)          (157)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (88)           (50)            --             --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,741         20,956             --             --             --
Net transfers(2)                                                  2,139          7,368             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,880         28,324             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,792   $     28,274   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       11,887         21,328             --             --             --
Net transfers(2)                                                  2,186          7,515             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 14,073         28,843             --             --             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9FS(1)         6TC(1)         9TC(1)         6TL(1)         9TL(1)
OPERATIONS
Investment income (loss) -- net                            $          2   $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (2)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --             --             --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          252             --             --             --             --
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      252             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        252   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          262             --             --             --             --
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    262             --             --             --             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6GT(1)         9GT(1)         6IG(1)         9IG(1)         6IP(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $         11   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --            (59)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --             --            (48)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          841             93             --            378             --
Net transfers(2)                                                     --             --             --          4,128             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      841             93             --          4,506             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        841   $         93   $         --   $      4,458   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          909            101             --            388             --
Net transfers(2)                                                     --             --             --          4,156             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    909            101             --          4,544             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9IP(1)         6MG(1)         9MG(1)         6MD(1)         9MD(1)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $         --   $         (1)  $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        56             --             --             (8)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          54             --             --             (9)            (3)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,424             --          4,073          1,375          2,072
Net transfers(2)                                                     --             --             --             --            419
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,424             --          4,073          1,375          2,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,478   $         --   $      4,073   $      1,366   $      2,488
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,522             --          4,389          1,436          2,185
Net transfers(2)                                                     --             --             --             --            430
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,522             --          4,389          1,436          2,615
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6UT(1)         9UT(1)         6PE(1)         9PE(1)         6EU(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         (1)  $        170   $         --
Net realized gain (loss) on sales of investments                     --             --             --           (100)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            (11)          (298)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --            (12)          (228)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --          2,717         28,673             --
Net transfers(2)                                                     --             --             --            420             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --          2,717         29,093             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $      2,705   $     28,865   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --          2,775         28,967             --
Net transfers(2)                                                     --             --             --            421             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --          2,775         29,388             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9EU(1)         6HS(1)         9HS(1)         6PI(1)         9PI(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $        (11)  $         (6)  $         (5)
Net realized gain (loss) on sales of investments                     --             --             --             --            (24)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (362)            22             31
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --           (373)            16              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --          9,951         15,259          7,788
Net transfers(2)                                                     --             --             99             --          4,782
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --         10,050         15,259         12,570
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $      9,677   $     15,275   $     12,572
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --         10,078         15,408          7,852
Net transfers(2)                                                     --             --            102             --          4,826
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --         10,180         15,408         12,678
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6VS(1)         9VS(1)         6SO(1)         9SO(1)         6IT(1)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --              7              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --              7              2             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --            841            282             --
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --            841            282             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $        848   $        284   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --            903            303             --
Net transfers(2)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --            903            303             --
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9IT(1)         6SP(1)         9SP(1)         6AA(1)         9AA(1)
OPERATIONS
Investment income (loss) -- net                            $         (5)  $        (13)  $        (16)  $         --   $        508
Net realized gain (loss) on sales of investments                     --             --             --             --             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       148           (372)          (376)            --         (3,131)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         143           (385)          (392)            --         (2,625)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,474         19,201         28,948             --        115,328
Net transfers(2)                                                  3,461             --         17,221             --             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,935         19,201         46,169             --        115,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,078   $     18,816   $     45,777   $         --   $    112,703
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,386         18,932         29,009             --        116,823
Net transfers(2)                                                  3,436             --         17,035             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,822         18,932         46,044             --        116,823
===================================================================================================================================



See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                   6WI(1)         9WI(1)         6SG(1)         9SG(1)
OPERATIONS
Investment income (loss) -- net                                           $         --   $         (1)  $         --   $         --
Net realized gain (loss) on sales of investments                                    --             --             --             --
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                       --            (10)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                         --            (11)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                          --             --             --             --
Net transfers(2)                                                                    --          1,440             --             --
Transfers for policy loans                                                          --             --             --             --
Annuity payments                                                                    --             --             --             --
Contract charges                                                                    --             --             --             --
Contract terminations:
    Surrender benefits                                                              --             --             --             --
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                      --          1,440             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $         --   $      1,429   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                              --             --             --             --
Contract purchase payments                                                          --             --             --             --
Net transfers(2)                                                                    --          1,469             --             --
Transfers for policy loans                                                          --             --             --             --
Contract charges                                                                    --             --             --             --
Contract terminations:
    Surrender benefits                                                              --             --             --             --
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                    --          1,469             --             --
===================================================================================================================================



(1)  For the period Nov. 7, 2002 (commencement of operations) to Dec. 31, 2002.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   BC7            BC8            BD7            BD8            CR7
OPERATIONS
Investment income (loss) -- net                            $       (726)  $        (43)  $    129,565   $    122,215   $       (921)
Net realized gain (loss) on sale of investments                 (15,128)       (10,216)         1,819          2,123         (3,410)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,328)       (41,098)       (12,520)       (18,782)       (21,830)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (58,182)       (51,357)       118,864        105,556        (26,161)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      484,507        295,164      3,184,717      3,351,689        227,178
Net transfers(1)                                                (29,648)       114,473        597,732        388,213        (16,705)
Transfers for policy loans                                           --         (2,337)            --         (7,340)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (84)          (280)          (219)          (229)           (32)
Contract terminations:
    Surrender benefits                                          (22,102)       (13,555)       (29,577)       (25,141)        (9,459)
    Death benefits                                                   --             --           (198)       (83,490)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  432,673        393,465      3,752,455      3,623,702        200,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 241,337        145,310        612,334        486,279         56,704
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    615,828   $    487,418   $  4,483,653   $  4,215,537   $    231,525
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          268,146        161,375        599,922        475,789         64,715
Contract purchase payments                                      631,277        384,494      2,987,536      3,121,869        295,482
Net transfers(1)                                                (46,707)       129,082        558,983        369,665        (20,861)
Transfers for policy loans                                           --         (3,144)            --         (6,305)            --
Contract charges                                                   (117)          (388)          (201)          (209)           (46)
Contract terminations:
    Surrender benefits                                          (25,363)       (18,319)       (27,526)       (24,059)       (13,534)
    Death benefits                                                   --             --           (182)       (77,085)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                827,236        653,100      4,118,532      3,859,665        325,756
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                      CR8            CM7           CM8            DE7             DE8
OPERATIONS
Investment income (loss) -- net                            $       (550)  $    239,094   $    235,564   $      1,980   $      2,463
Net realized gain (loss) on sale of investments                 (46,738)            18             32          1,956         (1,874)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    33,567           (406)          (426)        (7,323)        10,874
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,721)       238,706        235,170         (3,387)        11,463
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      189,274     23,318,252     24,375,702        895,586        767,575
Net transfers(1)                                                (29,599)   (13,496,096)   (13,095,597)       343,821        310,232
Transfers for policy loans                                           --             --        (38,712)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (40)          (371)          (268)           (27)           (27)
Contract terminations:
    Surrender benefits                                             (699)       (53,421)      (471,100)        (5,225)        (3,000)
    Death benefits                                                   --        (36,662)       (31,604)            --         (4,025)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,936      9,731,702     10,738,421      1,234,155      1,070,755
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  96,175      4,196,092      3,713,806         82,296         16,609
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    241,390   $ 14,166,500   $ 14,687,397   $  1,313,064   $  1,098,827
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          109,708      4,152,853      3,673,827         82,547         16,684
Contract purchase payments                                      257,668     22,673,533     23,679,162        882,380        770,247
Net transfers(1)                                                (27,591)   (13,093,429)   (12,715,441)       342,906        308,928
Transfers for policy loans                                           --             --        (38,479)            --             --
Contract charges                                                    (59)          (358)          (258)           (28)           (28)
Contract terminations:
    Surrender benefits                                           (1,019)       (51,561)      (456,219)        (5,301)        (3,083)
    Death benefits                                                   --        (35,482)       (30,382)            --         (3,892)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                338,707     13,645,556     14,112,210      1,302,504      1,088,856
===================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     EM7             EM8          ES7(1)         ES8(1)           EI7
OPERATIONS
Investment income (loss) -- net                            $       (451)  $       (478)  $       (488)  $       (185)  $    196,179
Net realized gain (loss) on sale of investments                     (36)          (107)           (95)          (274)        (6,741)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,866         (3,578)         8,016          4,641       (174,817)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,379         (4,163)         7,433          4,182         14,621
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       70,984         84,637        101,010         42,217      2,123,587
Net transfers(2)                                                  9,790             --         74,388         39,600        777,605
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     (8)            (3)            --             --           (209)
Contract terminations:
    Surrender benefits                                               --             --             --           (135)       (13,416)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   80,766         84,634        175,398         81,682      2,887,567
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,402          6,516             --             --        538,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     92,547   $     86,987   $    182,831   $     85,864   $  3,440,412
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           11,765          7,364             --             --        577,156
Contract purchase payments                                       83,670         93,133        106,500         45,052      2,190,216
Net transfers(2)                                                 11,770             --         77,487         41,395        794,904
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (9)            (4)            --             --           (220)
Contract terminations:
    Surrender benefits                                               --             --             --           (154)       (13,839)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                107,196        100,493        183,987         86,293      3,548,217
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EI8            FI7            FI8            GB7            GB8
OPERATIONS
Investment income (loss) -- net                            $    132,052   $     84,766   $     43,187   $     17,827   $     10,299
Net realized gain (loss) on sale of investments                 (14,550)         8,064          3,351            276          1,378
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (97,918)         1,268         (3,035)        (8,708)        (7,778)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      19,584         94,098         43,503          9,395          3,899
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,457,027      4,688,589      2,121,213        681,850        243,720
Net transfers(1)                                                654,315       (869,598)       576,896        182,613        214,428
Transfers for policy loans                                           --             --         (3,657)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (101)          (215)           (49)          (100)           (18)
Contract terminations:
    Surrender benefits                                           (7,184)       (13,175)       (25,149)        (2,355)        (3,951)
    Death benefits                                              (39,124)          (198)            --           (196)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,064,933      3,805,403      2,669,254        861,812        454,179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 432,641        487,088        258,871        182,358         99,861
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,517,158   $  4,386,589   $  2,971,628   $  1,053,565   $    557,939
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          464,638        473,850        251,749        173,944         95,313
Contract purchase payments                                    1,504,917      4,187,548      1,973,027        654,948        232,098
Net transfers(1)                                                674,223       (598,398)       539,591        174,764        205,821
Transfers for policy loans                                           --             --         (3,422)            --             --
Contract charges                                                   (106)          (198)           (45)           (94)           (17)
Contract terminations:
    Surrender benefits                                           (7,458)       (12,283)       (23,489)        (2,238)        (3,810)
    Death benefits                                              (40,612)          (183)            --           (186)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,595,602      4,050,336      2,737,411      1,001,138        529,405
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       GR7            GR8            IE7            IE8            MF7
OPERATIONS
Investment income (loss) -- net                            $    (12,222)  $     (7,510)  $        842   $        329   $     13,597
Net realized gain (loss) on sale of investments                 (23,508)       (57,520)       (17,839)        (3,049)       (12,871)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (432,376)      (307,697)       (75,448)        (8,177)       (78,718)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (468,106)      (372,727)       (92,445)       (10,897)       (77,992)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      659,264        790,934        148,872        111,474        536,456
Net transfers(1)                                                411,219        175,659        (44,674)         5,422        429,392
Transfers for policy loans                                           --         (1,762)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (540)          (827)           (27)           (31)          (184)
Contract terminations:
    Surrender benefits                                          (24,466)        (6,870)        (1,108)        (1,049)        (2,467)
    Death benefits                                               (7,901)            --         (5,631)            --        (18,161)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,037,576        957,134         97,432        115,816        945,036
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 922,397        572,233        286,086         11,834        367,961
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,491,867   $  1,156,640   $    291,073   $    116,753   $  1,235,005
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,194,782        740,833        315,787         13,057        387,397
Contract purchase payments                                    1,052,230      1,234,223        199,768        162,501        610,747
Net transfers(1)                                                641,021        227,693        (51,068)         8,155        495,301
Transfers for policy loans                                           --         (2,935)            --             --             --
Contract charges                                                 (1,053)        (1,639)           (42)           (49)          (224)
Contract terminations:
    Surrender benefits                                          (46,465)       (13,088)        (1,711)        (1,653)        (2,944)
    Death benefits                                              (14,898)            --         (7,841)            --        (21,935)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,825,617      2,185,087        454,893        182,011      1,468,342
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     MF8            ND7            ND8           SV7(1)        SV8(1)
OPERATIONS
Investment income (loss) -- net                            $      8,987   $    (27,451)  $    (13,246)  $       (848)  $       (723)
Net realized gain (loss) on sale of investments                  (3,629)       (21,224)       (19,151)            19             12
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (41,720)      (462,622)      (258,737)        63,586         64,765
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (36,362)      (511,297)      (291,134)        62,757         64,054
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      516,760      3,919,402      3,189,624        552,927        489,402
Net transfers(2)                                                235,770      1,471,904      1,258,451         56,502         95,991
Transfers for policy loans                                           --             --        (11,359)            --             --
Annuity payments                                                     --         (3,086)            --             --             --
Contract charges                                                   (159)        (1,350)        (1,333)            --             --
Contract terminations:
    Surrender benefits                                           (5,865)       (61,079)       (21,739)            --             --
    Death benefits                                                   --        (17,063)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  746,506      5,308,728      4,413,644        609,429        585,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 122,779      1,685,008      1,044,724             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    832,923   $  6,482,439   $  5,167,234   $    672,186   $    649,447
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          129,203      1,885,448      1,168,402             --             --
Contract purchase payments                                      593,220      5,078,759      4,216,604        569,710        507,489
Net transfers(2)                                                272,527      1,883,117      1,651,333         57,870         98,390
Transfers for policy loans                                           --             --        (15,143)            --             --
Contract charges                                                   (192)        (1,883)        (1,881)            --             --
Contract terminations:
    Surrender benefits                                           (6,937)       (77,737)       (28,935)            --             --
    Death benefits                                                   --        (23,383)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                987,821      8,744,321      6,990,380        627,580        605,879
===================================================================================================================================


(1)  For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     IV7            IV8            SC7            SC8           ST7(1)
OPERATIONS
Investment income (loss) -- net                            $        342   $      2,073   $     (2,760)  $     (1,575)  $          1
Net realized gain (loss) on sale of investments                  (6,452)        (2,246)           (86)        (3,789)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (60,583)       (43,677)         3,386         10,796             70
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (66,693)       (43,850)           540          5,432             71
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,221,432      1,046,141        289,004        293,945          1,983
Net transfers(2)                                                267,172        645,679        140,734         25,650             --
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (179)          (206)           (72)           (65)            --
Contract terminations:
    Surrender benefits                                          (24,902)          (143)          (265)           (59)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,463,523      1,691,471        429,401        319,471          1,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 103,966        118,464         94,951         61,446             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,500,796   $  1,766,085   $    524,892   $    386,349   $      2,054
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          113,256        129,004        100,387         64,937             --
Contract purchase payments                                    1,477,996      1,284,198        337,118        346,540          2,132
Net transfers(2)                                                322,604        800,889        162,216         28,813             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                   (231)          (265)           (87)           (81)            --
Contract terminations:
    Surrender benefits                                          (27,946)          (182)          (309)           (71)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,885,679      2,213,644        599,325        440,138          2,132
===================================================================================================================================



(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    ST8(1)          SA7            SA8           7AC(1)         8AC(1)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $     (6,109)  $     (2,366)  $        (77)  $       (100)
Net realized gain (loss) on sale of investments                      --        (29,499)       (47,224)             1              4
Distributions from capital gains                                     --             --             --          5,289          7,591
Net change in unrealized appreciation or
  depreciation of investments                                       964       (274,317)      (103,186)          (812)         2,603
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         957       (309,925)      (152,776)         4,401         10,098
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,144        482,226        399,662         51,730         99,762
Net transfers(2)                                                     --        301,991            428         12,512          1,646
Transfers for policy loans                                           --             --           (280)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (281)          (406)            --             --
Contract terminations:
    Surrender benefits                                               --         (1,833)        (6,917)            --             --
    Death benefits                                                   --         (4,746)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,144        777,357        392,487         64,242        101,408
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        542,465        331,961             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     35,101   $  1,009,897   $    571,672   $     68,643   $    111,506
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        749,900        458,690             --             --
Contract purchase payments                                       36,410        838,947        736,522         55,968        112,374
Net transfers(2)                                                     --        525,806          5,453         14,332          1,733
Transfers for policy loans                                           --             --           (603)            --             --
Contract charges                                                     --           (615)          (888)            --             --
Contract terminations:
    Surrender benefits                                               --         (3,819)       (12,950)            --             --
    Death benefits                                                   --         (9,972)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 36,410      2,100,247      1,186,224         70,300        114,107
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    7AD(1)         8AD(1)         7AB(1)         8AB(1)         7AL(1)
OPERATIONS
Investment income (loss) -- net                            $        (89)  $        (40)  $        (32)  $        (41)  $       (566)
Net realized gain (loss) on sale of investments                      --           (151)             2            112             92
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,626          3,820          1,791          2,597         15,861
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,537          3,629          1,761          2,668         15,387
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,517         43,396         11,960         24,622        627,546
Net transfers(2)                                                 19,837         16,547         14,249         10,250         62,956
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --         (1,680)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,354         59,943         26,209         34,872        688,822
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,891   $     63,572   $     27,970   $     37,540   $    704,209
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       45,559         46,874         13,307         27,159        662,910
Net transfers(2)                                                 21,522         17,788         15,314         11,332         68,832
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --         (1,734)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 67,081         64,662         28,621         38,491        730,008
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    8AL(1)         7AI(1)         8AI(1)         7AV(1)         8AV(1)
OPERATIONS
Investment income (loss) -- net                            $       (265)  $       (141)  $       (108)  $     (1,041)  $       (732)
Net realized gain (loss) on sale of investments                     441             --             --             86        (13,344)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    10,464          2,610          1,170         53,162         60,478
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,640          2,469          1,062         52,207         46,402
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      204,615        129,187        107,959        743,754        653,219
Net transfers(2)                                                 81,787         10,052          2,037         82,120         45,591
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                             (759)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  285,643        139,239        109,996        825,874        698,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    296,283   $    141,708   $    111,058   $    878,081   $    745,212
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      221,258        141,047        116,841        763,623        672,553
Net transfers(2)                                                 86,458         10,999          2,225         83,907         46,248
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                             (818)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                306,898        152,046        119,066        847,530        718,801
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     7SR            8SR           7CG(1)         8CG(1)         7FG(1)
OPERATIONS
Investment income (loss) -- net                            $      8,572   $      3,640   $       (124)  $       (135)  $       (566)
Net realized gain (loss) on sale of investments                    (778)           (95)           382             --            181
Distributions from capital gains                                  4,556          1,912             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (14,732)        (6,507)         4,384          4,301         13,205
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,382)        (1,050)         4,642          4,166         12,820
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      190,666         57,464         90,113        151,357        474,582
Net transfers(2)                                                 45,067         51,095          2,742         11,869         94,405
Transfers for policy loans                                           --         (1,299)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     (3)           (41)            --             --             --
Contract terminations:
    Surrender benefits                                               --           (124)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  235,730        107,095         92,855        163,226        568,987
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  14,321             52             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    247,669   $    106,097   $     97,497   $    167,392   $    581,807
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,457             56             --             --             --
Contract purchase payments                                      220,619         65,816         99,520        163,259        485,565
Net transfers(2)                                                 53,340         59,683          3,049         12,625         97,063
Transfers for policy loans                                           --         (1,620)            --             --             --
Contract charges                                                     (3)           (49)            --             --             --
Contract terminations:
    Surrender benefits                                               --           (145)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                289,413        123,741        102,569        175,884        582,628
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    8FG(1)         7FM(1)         8FM(1)         7FO(1)         8FO(1)
OPERATIONS
Investment income (loss) -- net                            $       (663)  $       (583)  $       (526)  $        (77)  $       (224)
Net realized gain (loss) on sale of investments                     974            102             10             29           (604)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,226         26,139         32,357            685           (616)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,537         25,658         31,841            637         (1,444)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      461,329        420,592        411,249         75,803        147,310
Net transfers(2)                                                174,177        111,454        169,526         18,575         47,287
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                           (1,355)            --           (741)            --             --
    Death benefits                                             (144,980)            --             --             --        (51,833)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  489,171        532,046        580,034         94,378        142,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    501,708   $    557,704   $    611,875   $     95,015   $    141,320
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      474,800        424,458        416,654         80,598        154,474
Net transfers(2)                                                176,900        111,929        172,132         19,942         50,093
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                           (1,359)            --           (760)            --             --
    Death benefits                                             (148,323)            --             --             --        (55,148)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                502,018        536,387        588,026        100,540        149,419
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     7RE            8RE            7SI            8SI           7MS(1)
OPERATIONS
Investment income (loss) -- net                            $     17,610   $     13,604   $     (1,444)  $       (809)  $       (102)
Net realized gain (loss) on sale of investments                     731           (261)            78            437             --
Distributions from capital gains                                     --             --          5,678          3,397             --
Net change in unrealized appreciation or
  depreciation of investments                                    47,570         42,623         33,112         23,232          4,035
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      65,911         55,966         37,424         26,257          3,933
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      790,974        630,485        283,503        220,302        140,968
Net transfers(2)                                                334,861        288,245        120,355        202,958          5,000
Transfers for policy loans                                           --         (3,633)            --           (380)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (89)          (143)           (39)           (73)            --
Contract terminations:
    Surrender benefits                                           (2,097)          (529)          (535)        (1,638)            --
    Death benefits                                                 (207)            --             --        (38,323)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,123,442        914,425        403,284        382,846        145,968
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 155,627        141,832         60,946         20,034             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,344,980   $  1,112,223   $    501,654   $    429,137   $    149,901
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          150,244        136,858         56,176         18,457             --
Contract purchase payments                                      753,554        597,176        250,077        190,615        149,908
Net transfers(2)                                                313,566        272,679        104,712        175,645          5,365
Transfers for policy loans                                           --         (3,514)            --           (320)            --
Contract charges                                                    (84)          (137)           (36)           (61)            --
Contract terminations:
    Surrender benefits                                           (1,979)          (500)          (472)        (1,486)            --
    Death benefits                                                 (194)            --             --        (32,786)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,215,107      1,002,562        410,457        350,064        155,273
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    8MS(1)          7UE            8UE            7MC            8MC
OPERATIONS
Investment income (loss) -- net                            $       (207)  $     (1,682)  $         30   $      4,928   $      5,253
Net realized gain (loss) on sale of investments                    (110)        (4,950)        (3,593)         4,245             12
Distributions from capital gains                                     --             --             --         60,914         44,346
Net change in unrealized appreciation or
  depreciation of investments                                     4,940        (65,133)       (78,570)        24,991         12,265
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,623        (71,765)       (82,133)        95,078         61,876
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      173,146        696,852        820,851        791,735        570,352
Net transfers(2)                                                  3,500        319,669        443,179        288,855        315,535
Transfers for policy loans                                           --             --         (2,597)            --         (2,287)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (180)          (225)          (109)          (109)
Contract terminations:
    Surrender benefits                                               --         (2,071)          (195)        (1,137)        (2,161)
    Death benefits                                              (31,963)            --             --         (3,358)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  144,683      1,014,270      1,261,013      1,075,986        881,330
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        183,489        241,244        179,780         40,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    149,306   $  1,125,994   $  1,420,124   $  1,350,844   $    983,970
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        202,039        265,501        161,815         36,672
Contract purchase payments                                      185,038        834,649        996,309        690,747        490,204
Net transfers(2)                                                  3,743        387,504        530,359        247,220        272,722
Transfers for policy loans                                           --             --         (3,215)            --         (1,945)
Contract charges                                                     --           (234)          (290)           (93)           (94)
Contract terminations:
    Surrender benefits                                               --         (2,318)          (227)          (944)        (1,813)
    Death benefits                                              (34,270)            --             --         (3,154)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                154,511      1,421,640      1,788,437      1,095,591        795,746
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    7ID(1)         8ID(1)         7FS(1)         8FS(1)         7TC(1)
OPERATIONS
Investment income (loss) -- net                            $       (224)  $       (152)  $       (100)  $       (116)  $        (59)
Net realized gain (loss) on sale of investments                       1            118             --             (1)             1
Distributions from capital gains                                     --             --            321            449             --
Net change in unrealized appreciation or
  depreciation of investments                                    21,434         14,353          4,052          5,574          2,907
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      21,211         14,319          4,273          5,906          2,849
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,754        131,676         79,406        104,006         52,142
Net transfers(2)                                                 42,106         14,870          2,968          9,267          2,200
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --         (1,404)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  171,860        145,142         82,374        113,273         54,342
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    193,071   $    159,461   $     86,647   $    119,179   $     57,191
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      151,760        150,337         86,586        113,542         60,440
Net transfers(2)                                                 49,293         17,029          3,158          9,798          2,480
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --         (1,478)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                201,053        165,888         89,744        123,340         62,920
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    8TC(1)         7TL(1)         8TL(1)          7GT            8GT
OPERATIONS
Investment income (loss) -- net                            $        (75)  $        (83)  $         (8)  $       (943)  $       (145)
Net realized gain (loss) on sale of investments                       5              2             --        (11,993)        (2,305)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    10,493          4,032            325       (117,646)      (134,010)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,423          3,951            317       (130,582)      (136,460)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,420         53,544          6,822        332,191        235,160
Net transfers(2)                                                  6,410          1,745          4,957        138,058        216,232
Transfers for policy loans                                           --             --             --             --            (50)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --           (191)          (112)
Contract terminations:
    Surrender benefits                                               --             --             --           (790)        (3,185)
    Death benefits                                                   --             --             --           (643)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   72,830         55,289         11,779        468,625        448,045
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        183,728        154,833
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     83,253   $     59,240   $     12,096   $    521,771   $    466,418
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        260,195        219,187
Contract purchase payments                                       84,553         68,120          8,441        664,781        438,220
Net transfers(2)                                                  6,969          2,281          5,923        268,950        410,380
Transfers for policy loans                                           --             --             --             --           (129)
Contract charges                                                     --             --             --           (462)          (274)
Contract terminations:
    Surrender benefits                                               --             --             --         (1,803)        (6,700)
    Death benefits                                                   --             --             --         (1,371)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 91,522         70,401         14,364      1,190,290      1,060,684
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     7IG            8IG            7IP            8IP            7MG
OPERATIONS
Investment income (loss) -- net                            $     (2,227)  $        364   $     (1,390)  $       (735)  $    (12,396)
Net realized gain (loss) on sale of investments                 (38,728)       (19,259)        (2,162)          (243)       (20,680)
Distributions from capital gains                                     --             --            488            358          9,345
Net change in unrealized appreciation or
  depreciation of investments                                  (302,829)      (193,870)       (25,661)       (18,573)      (293,871)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (343,784)      (212,765)       (28,725)       (19,193)      (317,602)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,299,549        954,624        236,752        217,477      1,225,680
Net transfers(1)                                                565,711        445,588        153,072         67,020        670,687
Transfers for policy loans                                           --          1,191             --           (896)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (326)          (258)           (52)           (23)          (312)
Contract terminations:
    Surrender benefits                                           (2,469)        (7,467)            --         (1,858)        (8,873)
    Death benefits                                                 (784)        (1,809)            --             --           (773)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,861,681      1,391,869        389,772        281,720      1,886,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 555,678        468,840         15,687             --        595,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,073,575   $  1,647,944   $    376,734   $    262,527   $  2,164,698
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          639,550        539,331         15,610             --        684,730
Contract purchase payments                                    1,744,833      1,357,302        296,058        273,143      1,725,500
Net transfers(1)                                                767,353        609,944        186,374         82,023        945,993
Transfers for policy loans                                           --            760             --           (996)            --
Contract charges                                                   (524)          (418)           (68)           (31)          (499)
Contract terminations:
    Surrender benefits                                           (3,349)        (9,853)            --         (2,532)       (13,069)
    Death benefits                                               (1,143)        (2,633)            --             --         (1,132)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,146,720      2,494,433        497,974        351,607      3,341,523
===================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     8MG            7MD            8MD           7UT(1)         8UT(1)
OPERATIONS
Investment income (loss) -- net                            $     (6,435)  $    (12,799)  $     (9,897)  $       (189)  $        (96)
Net realized gain (loss) on sale of investments                  (6,956)       (24,340)        (3,855)           109             --
Distributions from capital gains                                  6,139         36,598         33,576             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (185,993)        10,405         17,777          1,360            184
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (193,245)         9,864         37,601          1,280             88
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      705,635      1,549,077      1,388,934        171,776         51,821
Net transfers(2)                                                389,512        233,073        487,472         21,693         48,011
Transfers for policy loans                                       (3,094)            --         (1,756)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (233)          (372)          (306)            --             --
Contract terminations:
    Surrender benefits                                           (9,976)        (8,258)        (3,598)            --             --
    Death benefits                                               (2,527)          (941)        (2,270)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,079,317      1,772,579      1,868,476        193,469         99,832
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 604,927        474,172        431,985             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,490,999   $  2,256,615   $  2,338,062   $    194,749   $     99,920
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          694,771        526,563        479,489             --             --
Contract purchase payments                                    1,045,814      1,867,509      1,696,386        194,213         57,015
Net transfers(2)                                                578,967        287,887        593,729         24,204         54,960
Transfers for policy loans                                       (4,512)            --         (2,001)            --             --
Contract charges                                                   (375)          (491)          (405)            --             --
Contract terminations:
    Surrender benefits                                          (15,103)        (9,966)        (4,668)            --             --
    Death benefits                                               (3,793)        (1,122)        (2,764)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,295,769      2,670,380      2,759,766        218,417        111,975
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    7PE(1)         8PE(1)         8EU(1)         7HS(1)         8HS(1)
OPERATIONS
Investment income (loss) -- net                            $        113   $         47   $         (4)  $       (218)  $       (200)
Net realized gain (loss) on sale of investments                      (1)            --              3             --            624
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       465            409            199            (97)         3,244
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         577            456            198           (315)         3,668
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       39,442          6,398            173        195,798        137,805
Net transfers(2)                                                     --         14,750          4,140         19,316         24,466
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --           (102)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   39,442         21,148          4,211        215,114        162,271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     40,019   $     21,604   $      4,409   $    214,799   $    165,939
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       41,037          6,667            181        199,010        144,006
Net transfers(2)                                                     --         15,572          4,434         19,751         24,850
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --           (106)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 41,037         22,239          4,509        218,761        168,856
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    7PI(1)         8PI(1)          7VS            8VS           7SO(1)
OPERATIONS
Investment income (loss) -- net                            $       (583)  $       (329)  $    (16,253)  $     (9,752)  $        627
Net realized gain (loss) on sale of investments                     540             (1)       (95,434)       (73,995)            --
Distributions from capital gains                                     --             --        179,245        124,699         37,749
Net change in unrealized appreciation or
  depreciation of investments                                    21,031         10,135       (716,082)      (473,451)       (13,050)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,988          9,805       (648,524)      (432,499)        25,326
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      547,040        255,689      1,477,710      1,394,006        171,521
Net transfers(2)                                                 21,446         84,753        414,558        217,796         76,430
Transfers for policy loans                                           --             --             --           (661)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --           (608)          (646)            --
Contract terminations:
    Surrender benefits                                           (1,674)            --        (24,114)        (5,977)            --
    Death benefits                                                   --             --         (5,508)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  566,812        340,442      1,862,038      1,604,518        247,951
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        918,966        606,620             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    587,800   $    350,247   $  2,132,480   $  1,778,639   $    273,277
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,162,392        766,836             --
Contract purchase payments                                      590,842        272,087      2,356,584      2,346,643        191,119
Net transfers(2)                                                 22,860         92,332        634,813        307,745         84,711
Transfers for policy loans                                           --             --             --         (1,020)            --
Contract charges                                                     --             --         (1,250)        (1,352)            --
Contract terminations:
    Surrender benefits                                           (1,751)            --        (47,021)       (12,183)            --
    Death benefits                                                   --             --        (10,612)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                611,951        364,419      4,094,906      3,406,669        275,830
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    8SO(1)          7IT            8IT            7SP            8SP
OPERATIONS
Investment income (loss) -- net                            $        674   $     (4,184)  $     (2,516)  $     (5,669)  $     (2,785)
Net realized gain (loss) on sale of investments                      (1)       (10,788)       (15,851)         1,031         (1,011)
Distributions from capital gains                                 28,864         93,555         85,602             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (14,185)      (184,205)      (147,076)        78,650         52,151
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,352       (105,622)       (79,841)        74,012         48,355
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      177,428        343,875        371,535        659,540        564,491
Net transfers(2)                                                 38,578        252,861         81,728        523,244        283,375
Transfers for policy loans                                           --             --           (773)            --         (1,492)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (144)          (135)          (106)          (111)
Contract terminations:
    Surrender benefits                                           (1,445)          (366)          (443)            --         (4,560)
    Death benefits                                                   --           (842)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  214,561        595,384        451,912      1,182,678        841,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        181,347        152,597        130,823         78,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    229,913   $    671,109   $    524,668   $  1,387,513   $    968,740
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        225,483        189,641        127,656         76,739
Contract purchase payments                                      191,800        484,225        528,503        616,436        522,784
Net transfers(2)                                                 41,453        360,903        117,022        482,746        260,639
Transfers for policy loans                                           --             --         (1,064)            --         (1,254)
Contract charges                                                     --           (239)          (224)          (102)          (106)
Contract terminations:
    Surrender benefits                                           (1,490)          (583)          (610)            --         (4,156)
    Death benefits                                                   --         (1,252)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                231,763      1,068,537        833,268      1,226,736        854,646
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    7AA(1)         8AA(1)         7WI(1)         8WI(1)         7SG(1)
OPERATIONS
Investment income (loss) -- net                            $      2,385   $      5,656   $       (298)  $       (199)  $       (514)
Net realized gain (loss) on sale of investments                  (5,244)        (2,185)           (12)           (19)        (1,553)
Distributions from capital gains                                 13,853         23,932             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (17,248)       (41,451)        (1,707)        (3,881)        11,511
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,254)       (14,048)        (2,017)        (4,099)         9,444
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      290,523        456,997         46,821         42,631        173,433
Net transfers(2)                                                391,533        795,150         42,165         19,755         25,854
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     (1)           (24)            --             --             (4)
Contract terminations:
    Surrender benefits                                               --        (21,462)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  682,055      1,230,661         88,986         62,386        199,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    675,801   $  1,216,613   $     86,969   $     58,287   $    208,727
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      297,600        472,726         52,011         43,685        193,220
Net transfers(2)                                                400,419        804,488         44,715         21,059         28,891
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (1)           (26)            --             --             (5)
Contract terminations:
    Surrender benefits                                               --        (22,143)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                698,018      1,255,045         96,726         64,744        222,106
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                            SEGREGATED
                                                              ASSET
                                                            SUBACCOUNT
                                                           ------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   8SG(1)
OPERATIONS
Investment income (loss) -- net                            $       (382)
Net realized gain (loss) on sale of investments                     (51)
Distributions from capital gains                                     --
Net change in unrealized appreciation or
  depreciation of investments                                     1,924
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,491
=======================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      114,645
Net transfers(2)                                                 16,319
Transfers for policy loans                                         (570)
Annuity payments                                                     --
Contract charges                                                     (3)
Contract terminations:
    Surrender benefits                                               --
    Death benefits                                                   --
-----------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,391
-----------------------------------------------------------------------
Net assets at beginning of year                                      --
-----------------------------------------------------------------------
Net assets at end of year                                  $    131,882
=======================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --
Contract purchase payments                                      122,565
Net transfers(2)                                                 17,660
Transfers for policy loans                                         (584)
Contract charges                                                     (3)
Contract terminations:
    Surrender benefits                                               --
    Death benefits                                                   --
-----------------------------------------------------------------------
Units outstanding at end of year                                139,638
=======================================================================


(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                    SHARES
-----------------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                  58,656
BC8                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                  79,600
BD7                  AXP(R) Variable Portfolio - Bond Fund(1)                                             809,378
BD8                  AXP(R) Variable Portfolio - Bond Fund(1)                                             836,695
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                                     16,330
CR8                  AXP(R) Variable Portfolio - Capital Resource Fund                                     12,896

CM7                  AXP(R) Variable Portfolio - Cash Management Fund                                  12,125,087
CM8                  AXP(R) Variable Portfolio - Cash Management Fund                                  16,404,516
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                           252,751
DE8                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                           238,384
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                                     22,521
EM8                  AXP(R) Variable Portfolio - Emerging Markets Fund                                     17,287

ES7                  AXP(R) Variable Portfolio - Equity Select Fund                                        40,530
ES8                  AXP(R) Variable Portfolio - Equity Select Fund                                        33,968
EI7                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                     941,696
EI8                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                     811,260
FI7                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                   857,845
FI8                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                   935,457

GB7                  AXP(R) Variable Portfolio - Global Bond Fund                                         222,214
GB8                  AXP(R) Variable Portfolio - Global Bond Fund                                         152,326
GR7                  AXP(R) Variable Portfolio - Growth Fund                                              218,953
GR8                  AXP(R) Variable Portfolio - Growth Fund                                              258,297
IE7                  AXP(R) Variable Portfolio - International Fund                                        39,180
IE8                  AXP(R) Variable Portfolio - International Fund                                        15,157

MF7                  AXP(R) Variable Portfolio - Managed Fund                                             110,107
MF8                  AXP(R) Variable Portfolio - Managed Fund                                              68,259
ND7                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   553,509
ND8                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   596,964
SV7                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            219,934
SV8                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            268,061

IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                       381,275
IV8                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                       405,498
SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                  82,774
SC8                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                  76,010
ST7                  AXP(R) Variable Portfolio - Stock Fund                                                 2,682
ST8                  AXP(R) Variable Portfolio - Stock Fund                                                 4,270

SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  90,452
SA8                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  74,899
7AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                  16,610
8AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                  18,952
7AD                  AIM V.I. Capital Development Fund, Series II Shares                                   20,354
8AD                  AIM V.I. Capital Development Fund, Series II Shares                                   34,804

7AB                  AllianceBernstein VP International Value Portfolio (Class B)                          39,272
8AB                  AllianceBernstein VP International Value Portfolio (Class B)                          63,300
7AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                           131,873
8AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                           131,974
7AI                  American Century(R) VP International, Class II                                        98,631
8AI                  American Century(R) VP International, Class II                                        78,983

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                    SHARES
-----------------------------------------------------------------------------------------------------------------
7AV                  American Century(R) VP Value, Class II                                               377,410
8AV                  American Century(R) VP Value, Class II                                               343,215
7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                              154,093
8SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                              173,552
7CG                  Evergreen VA Capital Growth Fund - Class 2                                            23,336
8CG                  Evergreen VA Capital Growth Fund - Class 2                                            47,090

7FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            254,320
8FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            230,282
7FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    167,771
8FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    178,815
7FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                    51,589
8FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                    57,232

7RE                  FTVIPT Franklin Real Estate Fund - Class 2                                           166,356
8RE                  FTVIPT Franklin Real Estate Fund - Class 2                                           163,630
7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            112,740
8SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            153,171
7MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                        65,366
8MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                        56,294

7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          166,128
8UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          192,931
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                                 263,116
8MC                  Goldman Sachs VIT Mid Cap Value Fund                                                 251,316
7ID                  INVESCO VIF - Dynamics Fund                                                           28,090
8ID                  INVESCO VIF - Dynamics Fund                                                           26,605

7FS                  INVESCO VIF - Financial Services Fund                                                 23,771
8FS                  INVESCO VIF - Financial Services Fund                                                 26,225
7TC                  INVESCO VIF - Technology Fund                                                         14,101
8TC                  INVESCO VIF - Technology Fund                                                         12,655
7TL                  INVESCO VIF - Telecommunications Fund                                                 15,039
8TL                  INVESCO VIF - Telecommunications Fund                                                 11,388

7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                       135,850
8GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                       128,053
7IG                  Janus Aspen Series International Growth Portfolio: Service Shares                    119,293
8IG                  Janus Aspen Series International Growth Portfolio: Service Shares                    109,422
7IP                  Lazard Retirement International Equity Portfolio                                      58,926
8IP                  Lazard Retirement International Equity Portfolio                                      63,384

7MG                  MFS(R) Investors Growth Stock Series - Service Class                                 281,003
8MG                  MFS(R) Investors Growth Stock Series - Service Class                                 274,854
7MD                  MFS(R) New Discovery Series - Service Class                                          219,022
8MD                  MFS(R) New Discovery Series - Service Class                                          245,399
7UT                  MFS(R) Utilities Series - Service Class                                               29,075
8UT                  MFS(R) Utilities Series - Service Class                                               16,139

7PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                 18,473
8PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                 37,407
7EU                  Pioneer Europe VCT Portfolio - Class II Shares                                         2,115
8EU                  Pioneer Europe VCT Portfolio - Class II Shares                                         7,878
7HS                  Putnam VT Health Sciences Fund - Class IB Shares                                      42,714
8HS                  Putnam VT Health Sciences Fund - Class IB Shares                                      62,303

7PI                  Putnam VT International Equity Fund - Class IB Shares                                154,493
                       (previously Putnam VT International Growth Fund - Class IB Shares)
8PI                  Putnam VT International Equity Fund - Class IB Shares                                163,931
                       (previously Putnam VT International Growth Fund - Class IB Shares)
7VS                  Putnam VT Vista Fund - Class IB Shares                                               159,520
8VS                  Putnam VT Vista Fund - Class IB Shares                                               162,326

7SO                  Strong Opportunity Fund II - Advisor Class                                            51,023
8SO                  Strong Opportunity Fund II - Advisor Class                                            46,041
7IT                  Wanger International Small Cap                                                        82,895
8IT                  Wanger International Small Cap                                                        78,308
7SP                  Wanger U.S. Smaller Companies                                                        180,943
8SP                  Wanger U.S. Smaller Companies                                                        148,753

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                    SHARES
-----------------------------------------------------------------------------------------------------------------
7AA                  Wells Fargo VT Asset Allocation Fund                                                 139,256
8AA                  Wells Fargo VT Asset Allocation Fund                                                 176,220
7WI                  Wells Fargo VT International Equity Fund                                              44,596
8WI                  Wells Fargo VT International Equity Fund                                              55,002
7SG                  Wells Fargo VT Small Cap Growth Fund                                                  96,813
8SG                  Wells Fargo VT Small Cap Growth Fund                                                  69,799

BC6                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      --
BC9                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      --
BD6                  AXP(R) Variable Portfolio - Bond Fund(1)                                               2,402
BD9                  AXP(R) Variable Portfolio - Bond Fund(1)                                                 296
CR6                  AXP(R) Variable Portfolio - Capital Resource Fund                                         --
CR9                  AXP(R) Variable Portfolio - Capital Resource Fund                                         --

CM6                  AXP(R) Variable Portfolio - Cash Management Fund                                     104,436
CM9                  AXP(R) Variable Portfolio - Cash Management Fund                                     154,431
DE6                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                               367
DE9                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                             1,200
EM6                  AXP(R) Variable Portfolio - Emerging Markets Fund                                         --
EM9                  AXP(R) Variable Portfolio - Emerging Markets Fund                                         --

ES6                  AXP(R) Variable Portfolio - Equity Select Fund                                           567
ES9                  AXP(R) Variable Portfolio - Equity Select Fund                                           646
EI6                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                       1,791
EI9                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                       2,767
FI6                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                     2,374
FI9                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                    12,985

GB6                  AXP(R) Variable Portfolio - Global Bond Fund                                             719
GB9                  AXP(R) Variable Portfolio - Global Bond Fund                                             666
GR6                  AXP(R) Variable Portfolio - Growth Fund                                                   --
GR9                  AXP(R) Variable Portfolio - Growth Fund                                                4,236
IE6                  AXP(R) Variable Portfolio - International Fund                                            --
IE9                  AXP(R) Variable Portfolio - International Fund                                            --

MF6                  AXP(R) Variable Portfolio - Managed Fund                                                 267
MF9                  AXP(R) Variable Portfolio - Managed Fund                                                  --
ND6                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     1,357
ND9                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     3,765
SV6                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                154
SV9                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                              2,171

IV6                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                         1,290
IV9                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                            74
SC6                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     441
SC9                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     951
ST6                  AXP(R) Variable Portfolio - Stock Fund                                                    --
ST9                  AXP(R) Variable Portfolio - Stock Fund                                                    --

SA6                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                      --
SA9                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                   1,261
6AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                      --
9AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                      --
6AD                  AIM V.I. Capital Development Fund, Series II Shares                                       --
9AD                  AIM V.I. Capital Development Fund, Series II Shares                                      276

6AB                  AllianceBernstein VP International Value Portfolio (Class B)                              --
9AB                  AllianceBernstein VP International Value Portfolio (Class B)                           2,253
6AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                               182
9AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                               407
6AI                  American Century(R) VP International, Class II                                            --
9AI                  American Century(R) VP International, Class II                                             1

6AV                  American Century(R) VP Value, Class II                                                    --
9AV                  American Century(R) VP Value, Class II                                                 4,734
6SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                   --
9SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                   --
6CG                  Evergreen VA Capital Growth Fund - Class 2                                                --
9CG                  Evergreen VA Capital Growth Fund - Class 2                                                84

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                     SHARES
-----------------------------------------------------------------------------------------------------------------
6FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                              1,301
9FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                              3,323
6FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        650
9FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        978
6FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                       209
9FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                     1,503

6RE                  FTVIPT Franklin Real Estate Fund - Class 2                                               897
9RE                  FTVIPT Franklin Real Estate Fund - Class 2                                               867
6SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                399
9SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              1,362
6MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                         1,472
9MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                         2,438

6UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                              645
9UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            1,234
6MC                  Goldman Sachs VIT Mid Cap Value Fund                                                   1,300
9MC                  Goldman Sachs VIT Mid Cap Value Fund                                                   2,665
6ID                  INVESCO VIF - Dynamics Fund                                                               --
9ID                  INVESCO VIF - Dynamics Fund                                                               --

6FS                  INVESCO VIF - Financial Services Fund                                                     --
9FS                  INVESCO VIF - Financial Services Fund                                                     24
6TC                  INVESCO VIF - Technology Fund                                                             --
9TC                  INVESCO VIF - Technology Fund                                                             --
6TL                  INVESCO VIF - Telecommunications Fund                                                     --
9TL                  INVESCO VIF - Telecommunications Fund                                                     --

6GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                           349
9GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                            39
6IG                  Janus Aspen Series International Growth Portfolio: Service Shares                         --
9IG                  Janus Aspen Series International Growth Portfolio: Service Shares                        259
6IP                  Lazard Retirement International Equity Portfolio                                          --
9IP                  Lazard Retirement International Equity Portfolio                                         429

6MG                  MFS(R) Investors Growth Stock Series - Service Class                                      --
9MG                  MFS(R) Investors Growth Stock Series - Service Class                                     583
6MD                  MFS(R) New Discovery Series - Service Class                                              132
9MD                  MFS(R) New Discovery Series - Service Class                                              240
6UT                  MFS(R) Utilities Series - Service Class                                                   --
9UT                  MFS(R) Utilities Series - Service Class                                                   --

6PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                    178
9PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                  1,902
6EU                  Pioneer Europe VCT Portfolio - Class II Shares                                            --
9EU                  Pioneer Europe VCT Portfolio - Class II Shares                                            --
6HS                  Putnam VT Health Sciences Fund - Class IB Shares                                          --
9HS                  Putnam VT Health Sciences Fund - Class IB Shares                                       1,038

6PI                  Putnam VT International Equity Fund - Class IB Shares                                  1,512
                       (previously Putnam VT International Growth Fund - Class IB Shares)
9PI                  Putnam VT International Equity Fund - Class IB Shares                                  1,245
                       (previously Putnam VT International Growth Fund - Class IB Shares)
6VS                  Putnam VT Vista Fund - Class IB Shares                                                    --
9VS                  Putnam VT Vista Fund - Class IB Shares                                                    --

6SO                  Strong Opportunity Fund II - Advisor Class                                                61
9SO                  Strong Opportunity Fund II - Advisor Class                                                21
6IT                  Wanger International Small Cap                                                            --
9IT                  Wanger International Small Cap                                                           910
6SP                  Wanger U.S. Smaller Companies                                                          1,017
9SP                  Wanger U.S. Smaller Companies                                                          2,473

6AA                  Wells Fargo VT Asset Allocation Fund                                                      --
9AA                  Wells Fargo VT Asset Allocation Fund                                                  10,826
6WI                  Wells Fargo VT International Equity Fund                                                  --
9WI                  Wells Fargo VT International Equity Fund                                                 248
6SG                  Wells Fargo VT Small Cap Growth Fund                                                      --
9SG                  Wells Fargo VT Small Cap Growth Fund                                                      --


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES


IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% to 1.20% of the average daily net assets of each subaccount, depending on the contract option selected.


4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first seven payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                                 PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                     0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                    1.170% to 1.095%

AXP(R) Variable Portfolio - Equity Select Fund                                                       0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                        0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                         0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                              0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                       0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                                                             0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                 0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                               0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                 0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                         MAXIMUM                              MAXIMUM
                                                                        ADJUSTMENT                           ADJUSTMENT
FUND                                                             (PRIOR TO DEC. 1, 2002)                (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     0.08%                                 0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                         N/A                                  0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund               0.08%                                 0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                        0.12%                                 0.12%
AXP(R) Variable Portfolio - Equity Select Fund                           0.12%                                 0.12%
AXP(R) Variable Portfolio - Growth Fund                                  0.12%                                 0.12%
AXP(R) Variable Portfolio - International Fund                            N/A                                  0.12%
AXP(R) Variable Portfolio - Managed Fund                                  N/A                                  0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        N/A                                  0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                0.12%                                 0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                     0.12%                                 0.12%
AXP(R) Variable Portfolio - Stock Fund                                   0.08%                                 0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                      N/A                                  0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio -International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                                 PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                 0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                    0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                     0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                    0.100% to 0.050%

AXP(R) Variable Portfolio - Equity Select Fund                                                       0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                         0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                              0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                       0.060% to 0.035%

AXP(R) Variable Portfolio - Managed Fund                                                             0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                 0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                               0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                 0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       $    267,310
BC8                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            315,712
BD7                  AXP(R) Variable Portfolio - Bond Fund                                         5,495,020
BD8                  AXP(R) Variable Portfolio - Bond Fund                                         5,585,676
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                               202,915
CR8                  AXP(R) Variable Portfolio - Capital Resource Fund                               332,821

CM7                  AXP(R) Variable Portfolio - Cash Management Fund                             12,384,833
CM8                  AXP(R) Variable Portfolio - Cash Management Fund                             16,830,333
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                    1,508,365
DE8                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                    1,249,767
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                                88,712
EM8                  AXP(R) Variable Portfolio - Emerging Markets Fund                                51,511

ES7                  AXP(R) Variable Portfolio - Equity Select Fund                                  359,615
ES8                  AXP(R) Variable Portfolio - Equity Select Fund                                  270,505
EI7                  AXP(R) Variable Portfolio - Extra Income Fund                                 3,352,138
EI8                  AXP(R) Variable Portfolio - Extra Income Fund                                 3,232,400
FI7                  AXP(R) Variable Portfolio - Federal Income Fund                               5,541,116
FI8                  AXP(R) Variable Portfolio - Federal Income Fund                               8,827,952

GB7                  AXP(R) Variable Portfolio - Global Bond Fund                                  1,247,871
GB8                  AXP(R) Variable Portfolio - Global Bond Fund                                  1,175,449
GR7                  AXP(R) Variable Portfolio - Growth Fund                                         252,345
GR8                  AXP(R) Variable Portfolio - Growth Fund                                         651,736
IE7                  AXP(R) Variable Portfolio - International Fund                                   79,720
IE8                  AXP(R) Variable Portfolio - International Fund                                   48,262

MF7                  AXP(R) Variable Portfolio - Managed Fund                                        699,131
MF8                  AXP(R) Variable Portfolio - Managed Fund                                        655,464
ND7                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND (R)                           3,109,812
ND8                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND (R)                           4,549,470
SV7                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     1,822,943
SV8                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     2,342,942

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                              $  1,634,275
IV8                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                 1,421,806
SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                             431,086
SC8                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                             526,684
ST7                  AXP(R) Variable Portfolio - Stock Fund                                            29,723
ST8                  AXP(R) Variable Portfolio - Stock Fund                                            15,224

SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                             213,600
SA8                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                             203,272
7AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                             270,952
8AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                             268,848
7AD                  AIM V.I. Capital Development Fund, Series II Shares                              199,445
8AD                  AIM V.I. Capital Development Fund, Series II Shares                              334,315

7AB                  AllianceBernstein VP International Value Portfolio (Class B)                     381,449
8AB                  AllianceBernstein VP International Value Portfolio (Class B)                     637,784
7AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                     2,254,003
8AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                     2,350,459
7AI                  American Century(R) VP International, Class II                                   518,975
8AI                  American Century(R) VP International, Class II                                   508,570

7AV                  American Century(R) VP Value, Class II                                         2,073,389
8AV                  American Century(R) VP Value, Class II                                         1,854,101
7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                          153,515
8SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                          243,342
7CG                  Evergreen VA Capital Growth Fund - Class 2                                       215,634
8CG                  Evergreen VA Capital Growth Fund - Class 2                                       504,919

7FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      2,635,070
8FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      2,548,399
7FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              2,869,007
8FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              2,933,090
7FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                               640,684
8FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                               658,890

7RE                  FTVIPT Franklin Real Estate Fund - Class 2                                     1,812,094
8RE                  FTVIPT Franklin Real Estate Fund - Class 2                                     2,323,040
7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        827,602
8SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      1,291,385
7MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                   844,000
8MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                   613,945

7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                      843,598
8UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                      730,791
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                           1,905,678
8MC                  Goldman Sachs VIT Mid Cap Value Fund                                           2,010,185
7ID                  INVESCO VIF - Dynamics Fund                                                      149,027
8ID                  INVESCO VIF - Dynamics Fund                                                      149,309

7FS                  INVESCO VIF - Financial Services Fund                                            226,908
8FS                  INVESCO VIF - Financial Services Fund                                            200,861
7TC                  INVESCO VIF - Technology Fund                                                    130,680
8TC                  INVESCO VIF - Technology Fund                                                    108,418
7TL                  INVESCO VIF - Telecommunications Fund                                             33,099
8TL                  INVESCO VIF - Telecommunications Fund                                             30,086

7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                   150,710
8GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                   103,653
7IG                  Janus Aspen Series International Growth Portfolio: Service Shares              1,091,495
8IG                  Janus Aspen Series International Growth Portfolio: Service Shares              1,173,292
7IP                  Lazard Retirement International Equity Portfolio                                 300,938
8IP                  Lazard Retirement International Equity Portfolio                                 373,518

7MG                  MFS(R) Investors Growth Stock Series - Service Class                           1,070,172
8MG                  MFS(R) Investors Growth Stock Series - Service Class                           1,359,710
7MD                  MFS(R) New Discovery Series - Service Class                                    1,382,612
8MD                  MFS(R) New Discovery Series - Service Class                                    1,695,013
7UT                  MFS(R) Utilities Series - Service Class                                          304,030
8UT                  MFS(R) Utilities Series - Service Class                                          205,836

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
7PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                       $    285,368
8PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                            598,257
7EU                  Pioneer Europe VCT Portfolio - Class II Shares                                    16,794
8EU                  Pioneer Europe VCT Portfolio - Class II Shares                                    52,334
7HS                  Putnam VT Health Sciences Fund - Class IB Shares                                 340,304
8HS                  Putnam VT Health Sciences Fund - Class IB Shares                                 538,152

7PI                  Putnam VT International Equity Fund - Class IB Shares                          1,440,678
                        (previously Putnam VT International Growth Fund - Class IB Shares)
8PI                  Putnam VT International Equity Fund - Class IB Shares                          1,741,573
                        (previously Putnam VT International Growth Fund - Class IB Shares)
7VS                  Putnam VT Vista Fund - Class IB Shares                                           270,808
8VS                  Putnam VT Vista Fund - Class IB Shares                                           326,177

7SO                  Strong Opportunity Fund II - Advisor Class                                       722,012
8SO                  Strong Opportunity Fund II - Advisor Class                                       712,332
7IT                  Wanger International Small Cap                                                   720,541
8IT                  Wanger International Small Cap                                                   740,044
7SP                  Wanger U.S. Smaller Companies                                                  2,786,159
8SP                  Wanger U.S. Smaller Companies                                                  2,210,250

7AA                  Wells Fargo VT Asset Allocation Fund                                           1,321,601
8AA                  Wells Fargo VT Asset Allocation Fund                                           1,185,645
7WI                  Wells Fargo VT International Equity Fund                                         273,581
8WI                  Wells Fargo VT International Equity Fund                                         348,130
7SG                  Wells Fargo VT Small Cap Growth Fund                                             581,224
8SG                  Wells Fargo VT Small Cap Growth Fund                                             434,420

BC6                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                  --
BC9                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                  --
BD6                  AXP(R) Variable Portfolio - Bond Fund                                             25,118
BD9                  AXP(R) Variable Portfolio - Bond Fund                                       $      3,094
CR6                  AXP(R) Variable Portfolio - Capital Resource Fund                                     --
CR9                  AXP(R) Variable Portfolio - Capital Resource Fund                                     --

CM6                  AXP(R) Variable Portfolio - Cash Management Fund                                 104,399
CM9                  AXP(R) Variable Portfolio - Cash Management Fund                                 237,692
DE6                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                         2,945
DE9                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                         9,598
EM6                  AXP(R) Variable Portfolio - Emerging Markets Fund                                     --
EM9                  AXP(R) Variable Portfolio - Emerging Markets Fund                                     --

ES6                  AXP(R) Variable Portfolio - Equity Select Fund                                     4,990
ES9                  AXP(R) Variable Portfolio - Equity Select Fund                                     9,551
EI6                  AXP(R) Variable Portfolio - Extra Income Fund                                     10,179
EI9                  AXP(R) Variable Portfolio - Extra Income Fund                                     15,718
FI6                  AXP(R) Variable Portfolio - Federal Income Fund                                   25,036
FI9                  AXP(R) Variable Portfolio - Federal Income Fund                                  140,184

GB6                  AXP(R) Variable Portfolio - Global Bond Fund                                       7,427
GB9                  AXP(R) Variable Portfolio - Global Bond Fund                                       6,863
GR6                  AXP(R) Variable Portfolio - Growth Fund                                               --
GR9                  AXP(R) Variable Portfolio - Growth Fund                                           21,064
IE6                  AXP(R) Variable Portfolio - International Fund                                        --
IE9                  AXP(R) Variable Portfolio - International Fund                                        --

MF6                  AXP(R) Variable Portfolio - Managed Fund                                           3,204
MF9                  AXP(R) Variable Portfolio - Managed Fund                                              --
ND6                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                17,110
ND9                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                47,641
SV6                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          1,430
SV9                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                         20,368

IV6                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                     7,864
IV9                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                       442
SC6                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                               3,826
SC9                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                               8,286
ST6                  AXP(R) Variable Portfolio - Stock Fund                                                --
ST9                  AXP(R) Variable Portfolio - Stock Fund                                                --

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
SA6                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                        $         --
SA9                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                               7,156
6AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                  --
9AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                  --
6AD                  AIM V.I. Capital Development Fund, Series II Shares                                   --
9AD                  AIM V.I. Capital Development Fund, Series II Shares                                2,651

6AB                  AllianceBernstein VP International Value Portfolio (Class B)                       2,634
9AB                  AllianceBernstein VP International Value Portfolio (Class B)                      22,774
6AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                         3,005
9AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                         6,732
6AI                  American Century(R) VP International, Class II                                        --
9AI                  American Century(R) VP International, Class II                                         8

6AV                  American Century(R) VP Value, Class II                                                --
9AV                  American Century(R) VP Value, Class II                                            28,982
6SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                               --
9SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                               --
6CG                  Evergreen VA Capital Growth Fund - Class 2                                            --
9CG                  Evergreen VA Capital Growth Fund - Class 2                                           910

6FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                         14,157
9FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                         36,183
6FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 11,259
9FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 16,895
6FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                 2,272
9FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                16,373

6RE                  FTVIPT Franklin Real Estate Fund - Class 2                                        15,901
9RE                  FTVIPT Franklin Real Estate Fund - Class 2                                        15,400
6SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          3,819
9SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         13,074
6MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                    17,719
9MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                    29,277

6UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                        5,469
9UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       10,586
6MC                  Goldman Sachs VIT Mid Cap Value Fund                                              14,035
9MC                  Goldman Sachs VIT Mid Cap Value Fund                                              28,431
6ID                  INVESCO VIF - Dynamics Fund                                                           --
9ID                  INVESCO VIF - Dynamics Fund                                                           --

6FS                  INVESCO VIF - Financial Services Fund                                                 --
9FS                  INVESCO VIF - Financial Services Fund                                                254
6TC                  INVESCO VIF - Technology Fund                                                         --
9TC                  INVESCO VIF - Technology Fund                                                         --
6TL                  INVESCO VIF - Telecommunications Fund                                                 --
9TL                  INVESCO VIF - Telecommunications Fund                                                 --

6GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                       841
9GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                        93
6IG                  Janus Aspen Series International Growth Portfolio: Service Shares                     --
9IG                  Janus Aspen Series International Growth Portfolio: Service Shares                  4,519
6IP                  Lazard Retirement International Equity Portfolio                                      --
9IP                  Lazard Retirement International Equity Portfolio                                   3,424

6MG                  MFS(R) Investors Growth Stock Series - Service Class                                  --
9MG                  MFS(R) Investors Growth Stock Series - Service Class                               4,073
6MD                  MFS(R) New Discovery Series - Service Class                                        1,375
9MD                  MFS(R) New Discovery Series - Service Class                                        2,491
6UT                  MFS(R) Utilities Series - Service Class                                               --
9UT                  MFS(R) Utilities Series - Service Class                                               --

6PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                              2,717
9PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                             34,457
6EU                  Pioneer Europe VCT Portfolio - Class II Shares                                        --
9EU                  Pioneer Europe VCT Portfolio - Class II Shares                                        --
6HS                  Putnam VT Health Sciences Fund - Class IB Shares                                      --
9HS                  Putnam VT Health Sciences Fund - Class IB Shares                                  10,048

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
6PI                  Putnam VT International Equity Fund - Class IB Shares                       $     15,259
                       (previously Putnam VT International Growth Fund - Class IB Shares)
9PI                  Putnam VT International Equity Fund - Class IB Shares                             14,511
                       (previously Putnam VT International Growth Fund - Class IB Shares)
6VS                  Putnam VT Vista Fund - Class IB Shares                                                --
9VS                  Putnam VT Vista Fund - Class IB Shares                                                --

6SO                  Strong Opportunity Fund II - Advisor Class                                           841
9SO                  Strong Opportunity Fund II - Advisor Class                                           282
6IT                  Wanger International Small Cap                                                        --
9IT                  Wanger International Small Cap                                                    11,935
6SP                  Wanger U.S. Smaller Companies                                                     19,189
9SP                  Wanger U.S. Smaller Companies                                                     46,169

6AA                  Wells Fargo VT Asset Allocation Fund                                                  --
9AA                  Wells Fargo VT Asset Allocation Fund                                             115,917
6WI                  Wells Fargo VT International Equity Fund                                              --
9WI                  Wells Fargo VT International Equity Fund                                           1,440
6SG                  Wells Fargo VT Small Cap Growth Fund                                                  --
9SG                  Wells Fargo VT Small Cap Growth Fund                                                  --


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                               BC7             BC8             BD7             BD8            CR7
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.90     $      0.90     $      1.02     $      1.02    $      0.88
At Dec. 31, 2001                           $      0.74     $      0.75     $      1.09     $      1.09    $      0.71
At Dec. 31, 2002                           $      0.57     $      0.57     $      1.14     $      1.14    $      0.55
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   827             653           4,119           3,860            326
At Dec. 31, 2002                                   646             873           7,278           7,749            450
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       616     $       487     $     4,484     $     4,216    $       232
At Dec. 31, 2002                           $       368     $       500     $     8,283     $     8,865    $       254
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.76%           0.74%           6.33%           6.33%          0.38%
For the year ended Dec. 31, 2002                  0.77%           0.82%           5.10%           5.08%          0.55%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.78%)        (16.67%)          6.86%           6.86%        (19.32%)
For the year ended Dec. 31, 2002                (22.97%)        (24.00%)          4.59%           4.59%        (22.54%)
---------------------------------------------------------------------------------------------------------------------

                                               CR8             CM7             CM8             DE7            DE8
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.88     $      1.01     $     1.01      $      1.00    $      1.00
At Dec. 31, 2001                           $      0.71     $      1.04     $     1.04      $      1.01    $      1.01
At Dec. 31, 2002                           $      0.55     $      1.04     $     1.04      $      0.81    $      0.81
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   339          13,646         14,112            1,303          1,089
At Dec. 31, 2002                                   363          12,020         15,264            2,480          2,358
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       241     $    14,167     $   14,687      $     1,313    $     1,099
At Dec. 31, 2002                           $       200     $    12,505     $   15,951      $     2,015    $     1,913
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.35%           3.28%          3.29%            1.31%          1.41%
For the year ended Dec. 31, 2002                  0.53%           1.17%          1.16%            1.59%          1.63%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%          0.75%            0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%          0.75%            0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (19.32%)          2.97%          2.97%            1.00%          1.00%
For the year ended Dec. 31, 2002                (22.54%)          0.00%          0.00%          (19.80%)       (19.80%)
---------------------------------------------------------------------------------------------------------------------

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                               EM7             EM8            ES7(4)          ES8(4)          EI7
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.88     $      0.88              --              --    $      0.93
At Dec. 31, 2001                           $      0.86     $      0.87     $      0.99     $      1.00    $      0.97
At Dec. 31, 2002                           $      0.81     $      0.81     $      0.85     $      0.85    $      0.90
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   107             100             184              86          3,548
At Dec. 31, 2002                                   195             149             401             351          5,961
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        93     $        87     $       183     $        86    $     3,440
At Dec. 31, 2002                           $       158     $       121     $       356     $       299    $     5,353
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.03%           0.02%             --              --          10.81%
For the year ended Dec. 31, 2002                    --              --              --              --           7.70%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.27%)         (1.14%)         (1.00%)          0.00%          4.30%
For the year ended Dec. 31, 2002                 (5.81%)         (6.90%)        (14.14%)        (15.00%)        (7.22%)
---------------------------------------------------------------------------------------------------------------------

                                               EI8             FI7             FI8             GB7            GB8
----------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.93     $      1.03     $      1.03     $      1.05    $      1.05
At Dec. 31, 2001                           $      0.97     $      1.08     $      1.09     $      1.05    $      1.05
At Dec. 31, 2002                           $      0.90     $      1.14     $      1.14     $      1.20    $      1.20
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,596           4,050           2,737           1,001            529
At Dec. 31, 2002                                 5,182           8,010           8,720           1,944          1,346
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     2,517     $     4,387     $     2,972     $     1,054    $       558
At Dec. 31, 2002                           $     4,665     $     9,093     $     9,942     $     2,330    $     1,619
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 10.78%           4.51%           4.49%           4.05%          4.16%
For the year ended Dec. 31, 2002                  7.64%           2.85%           2.91%           4.75%          4.73%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  4.30%           4.85%           5.83%           0.00%          0.00%
For the year ended Dec. 31, 2002                 (7.22%)          5.56%           4.59%          14.29%         14.29%
----------------------------------------------------------------------------------------------------------------------

                                               GR7             GR8             IE7             IE8            MF7
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.77     $      0.77     $      0.91     $      0.91    $      0.95
At Dec. 31, 2001                           $      0.53     $      0.53     $      0.64     $      0.64    $      0.84
At Dec. 31, 2002                           $      0.39     $      0.39     $      0.52     $      0.52    $      0.73
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,826           2,185             455             182          1,468
At Dec. 31, 2002                                 2,674           3,200             495             191          1,811
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,492     $     1,157     $       291     $       117    $     1,235
At Dec. 31, 2002                           $     1,033     $     1,242     $       256     $        99    $     1,318
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            1.26%           1.31%          2.56%
For the year ended Dec. 31, 2002                  0.07%           0.08%           0.99%           0.98%          2.65%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (31.17%)        (31.17%)        (29.67%)        (29.67%)       (11.58%)
For the year ended Dec. 31, 2002                (26.42%)        (26.42%)        (18.75%)        (18.75%)       (13.10%)
---------------------------------------------------------------------------------------------------------------------

                                               MF8             ND7             ND8            SV7(5)        SV8(5)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.95     $      0.89     $      0.89              --             --
At Dec. 31, 2001                           $      0.84     $      0.74     $      0.74     $      1.07    $      1.07
At Dec. 31, 2002                           $      0.73     $      0.57     $      0.57     $      0.93    $      0.93
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   988           8,744           6,990             628            606
At Dec. 31, 2002                                 1,122          11,893          12,999           2,209          2,710
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       833     $     6,482     $     5,167     $       672    $       649
At Dec. 31, 2002                           $       817     $     6,827     $     7,449     $     2,059    $     2,533
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  2.61%           0.28%           0.29%             --             --
For the year ended Dec. 31, 2002                  2.60%           0.51%           0.52%           0.14%          0.16%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (11.58%)        (16.85%)        (16.85%)          7.00%          7.00%
For the year ended Dec. 31, 2002                (13.10%)        (22.97%)        (22.97%)        (13.08%)       (13.08%)
---------------------------------------------------------------------------------------------------------------------

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                               IV7             IV8             SC7             SC8           ST7(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.92     $      0.92     $      0.95     $      0.95             --
At Dec. 31, 2001                           $      0.80     $      0.80     $      0.88     $      0.88    $      0.96
At Dec. 31, 2002                           $      0.61     $      0.61     $      0.72     $      0.72    $      0.75
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,886           2,214             599             440              2
At Dec. 31, 2002                                 3,742           3,963             998             913             27
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,501     $     1,766     $       525     $       386    $         2
At Dec. 31, 2002                           $     2,289     $     2,435     $       718     $       660    $        20
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  1.00%           1.01%             --              --           0.21%
For the year ended Dec. 31, 2002                  1.00%           0.99%             --              --           0.59%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (13.04%)        (13.04%)         (7.37%)         (7.37%)        (4.00%)
For the year ended Dec. 31, 2002                (23.75%)        (23.75%)        (18.18%)        (18.18%)       (21.88%)
---------------------------------------------------------------------------------------------------------------------

                                              ST8(6)           SA7             SA8            7AC(6)         8AC(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --     $      0.72     $      0.72              --             --
At Dec. 31, 2001                           $      0.96     $      0.48     $      0.48     $      0.98    $      0.98
At Dec. 31, 2002                           $      0.76     $      0.32     $      0.33     $      0.73    $      0.73
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    36           2,100           1,186              70            114
At Dec. 31, 2002                                    42           1,548           1,307             373            424
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        35     $     1,010     $       572     $        69    $       112
At Dec. 31, 2002                           $        32     $       502     $       425     $       272    $       310
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.09%           0.22%           0.22%             --             --
For the year ended Dec. 31, 2002                  0.57%             --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (4.00%)        (33.33%)        (33.33%)          2.00%          2.00%
For the year ended Dec. 31, 2002                (20.83%)        (33.33%)        (31.25%)        (25.51%)       (25.51%)
---------------------------------------------------------------------------------------------------------------------

                                              7AD(6)          8AD(6)          7AB(6)          8AB(6)         7AL(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                           $      0.98     $      0.98     $      0.98     $      0.98    $      0.96
At Dec. 31, 2002                           $      0.76     $      0.76     $      0.92     $      0.92    $      0.74
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    67              65              29              38            730
At Dec. 31, 2002                                   250             426             400             643          2,930
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        66     $        64     $        28     $        38    $       704
At Dec. 31, 2002                           $       191     $       326     $       366     $       591    $     2,175
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --            0.11%           0.11%          0.56%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.00%)         (2.00%)         (2.00%)         (2.00%)        (4.00%)
For the year ended Dec. 31, 2002                (22.45%)        (22.45%)         (6.12%)         (6.12%)       (22.92%)
---------------------------------------------------------------------------------------------------------------------

                                              8AL(6)          7AI(6)          8AI(6)          7AV(6)         8AV(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                           $      0.97     $      0.93     $      0.93     $      1.04    $      1.04
At Dec. 31, 2002                           $      0.74     $      0.73     $      0.73     $      0.89    $      0.90
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   307             152             119             848            719
At Dec. 31, 2002                                 2,924             700             559           2,579          2,339
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       296     $       142     $       111     $       878    $       745
At Dec. 31, 2002                           $     2,176     $       513     $       411     $     2,306    $     2,097
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.53%           0.36%           0.35%           0.59%          0.55%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (3.00%)         (7.00%)         (7.00%)          4.00%          4.00%
For the year ended Dec. 31, 2002                (23.71%)        (21.51%)        (21.51%)        (14.42%)       (13.46%)
---------------------------------------------------------------------------------------------------------------------

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                               7SR             8SR            7CG(6)          8CG(6)         7FG(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.93     $      0.93              --              --             --
At Dec. 31, 2001                           $      0.86     $      0.86     $      0.95     $      0.95    $      1.00
At Dec. 31, 2002                           $      0.74     $      0.75     $      0.73     $      0.73    $      0.82
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   289             124             103             176            583
At Dec. 31, 2002                                   311             348             346             696          3,320
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       248     $       106     $        97     $       167    $       582
At Dec. 31, 2002                           $       231     $       260     $       252     $       509    $     2,729
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 11.29%          10.25%             --              --             --
For the year ended Dec. 31, 2002                  2.50%           3.70%           0.12%           0.12%          0.52%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (7.53%)         (7.53%)         (5.00%)         (5.00%)         0.00%
For the year ended Dec. 31, 2002                (13.95%)        (12.79%)        (23.16%)        (23.16%)       (18.00%)
---------------------------------------------------------------------------------------------------------------------

                                              8FG(6)          7FM(6)          8FM(6)          7FO(6)         8FO(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                           $      1.00     $      1.04     $      1.04     $      0.95    $      0.95
At Dec. 31, 2002                           $      0.82     $      0.93     $      0.93     $      0.74    $      0.75
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   502             536             588             101            149
At Dec. 31, 2002                                 2,998           3,151           3,349             756            836
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       502     $       558     $       612     $        95    $       141
At Dec. 31, 2002                           $     2,471     $     2,918     $     3,110     $       562    $       624
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.55%           0.36%           0.37%           0.34%          0.36%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  0.00%           4.00%           4.00%          (5.00%)        (5.00%)
For the year ended Dec. 31, 2002                (18.00%)        (10.58%)        (10.58%)        (22.11%)       (21.05%)
---------------------------------------------------------------------------------------------------------------------

                                               7RE             8RE             7SI             8SI           7MS(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.04     $      1.04     $      1.08     $      1.09             --
At Dec. 31, 2001                           $      1.11     $      1.11     $      1.22     $      1.23    $      0.97
At Dec. 31, 2002                           $      1.12     $      1.12     $      1.10     $      1.10    $      0.84
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,215           1,003             410             350            155
At Dec. 31, 2002                                 2,650           2,603             986           1,333            932
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,345     $     1,112     $       502     $       429    $       150
At Dec. 31, 2002                           $     2,974     $     2,926     $     1,083     $     1,472    $       786
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  3.69%           3.37%           0.39%           0.32%            --
For the year ended Dec. 31, 2002                  2.71%           2.62%           0.39%           0.32%          1.02%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  6.73%           6.73%          12.96%          12.84%         (3.00%)
For the year ended Dec. 31, 2002                  0.90%           0.90%          (9.84%)        (10.57%)       (13.40%)
---------------------------------------------------------------------------------------------------------------------

                                              8MS(6)           7UE             8UE             7MC            8MC
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --     $      0.91     $      0.91     $      1.11    $      1.11
At Dec. 31, 2001                           $      0.97     $      0.79     $      0.79     $      1.23    $      1.24
At Dec. 31, 2002                           $      0.85     $      0.61     $      0.62     $      1.16    $      1.17
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   155           1,422           1,788           1,096            796
At Dec. 31, 2002                                   801           2,301           2,661           2,398          2,280
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       149     $     1,126     $     1,420     $     1,351    $       984
At Dec. 31, 2002                           $       677     $     1,410     $     1,638     $     2,792    $     2,666
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            0.71%           0.75%           1.64%          1.94%
For the year ended Dec. 31, 2002                  0.78%           0.70%           0.68%           1.34%          1.57%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (3.00%)        (13.19%)        (13.19%)         10.81%         11.71%
For the year ended Dec. 31, 2002                (12.37%)        (22.78%)        (21.52%)         (5.69%)        (5.65%)
---------------------------------------------------------------------------------------------------------------------

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              7ID(6)          8ID(6)          7FS(6)          8FS(6)         7TC(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                           $      0.96     $      0.96     $      0.97     $      0.97    $      0.91
At Dec. 31, 2002                           $      0.65     $      0.65     $      0.82     $      0.82    $      0.48
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   201             166              90             123             63
At Dec. 31, 2002                                   371             350             306             337            241
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       193     $       159     $        87     $       119    $        57
At Dec. 31, 2002                           $       240     $       227     $       250     $       275    $       115
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --            0.79%           0.84%            --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (4.00%)         (4.00%)         (3.00%)         (3.00%)        (9.00%)
For the year ended Dec. 31, 2002                (32.29%)        (32.29%)        (15.46%)        (15.46%)       (47.25%)
---------------------------------------------------------------------------------------------------------------------

                                              8TC(6)          7TL(6)          8TL(6)           7GT            8GT
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --     $      0.71    $      0.71
At Dec. 31, 2001                           $      0.91     $      0.84     $      0.84     $      0.44    $      0.44
At Dec. 31, 2002                           $      0.48     $      0.41     $      0.41     $      0.26    $      0.26
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    92              70              14           1,190          1,061
At Dec. 31, 2002                                   215             100              76           1,276          1,198
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        83     $        59     $        12     $       522    $       466
At Dec. 31, 2002                           $       103     $        41     $        31     $       327    $       309
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --            0.66%          0.70%
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (9.00%)        (16.00%)        (16.00%)        (38.03%)       (38.03%)
For the year ended Dec. 31, 2002                (47.25%)        (51.19%)        (51.19%)        (40.91%)       (40.91%)
---------------------------------------------------------------------------------------------------------------------

                                               7IG             8IG             7IP             8IP            7MG
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.87     $      0.87     $      1.01     $      1.00    $      0.87
At Dec. 31, 2001                           $      0.66     $      0.66     $      0.76     $      0.75    $      0.65
At Dec. 31, 2002                           $      0.48     $      0.49     $      0.67     $      0.66    $      0.46
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 3,147           2,494             498             352          3,342
At Dec. 31, 2002                                 4,229           3,862             714             777          4,234
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     2,074     $     1,648     $       377     $       263    $     2,165
At Dec. 31, 2002                           $     2,049     $     1,880     $       478     $       514    $     1,964
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.79%           0.78%           0.01%           0.01%          0.06%
For the year ended Dec. 31, 2002                  0.69%           0.70%           0.09%           0.09%            --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (24.14%)        (24.14%)        (24.75%)        (25.00%)       (25.29%)
For the year ended Dec. 31, 2002                (27.27%)        (25.76%)        (11.84%)        (12.00%)       (29.23%)
---------------------------------------------------------------------------------------------------------------------

                                               8MG             7MD             8MD            7UT(6)         8UT(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.87     $      0.90     $      0.90              --             --
At Dec. 31, 2001                           $      0.65     $      0.85     $      0.85     $      0.89    $      0.89
At Dec. 31, 2002                           $      0.47     $      0.57     $      0.57     $      0.68    $      0.68
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,296           2,670           2,760             218            112
At Dec. 31, 2002                                 4,123           3,982           4,442             512            283
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,491     $     2,257     $     2,338     $       195    $       100
At Dec. 31, 2002                           $     1,921     $     2,273     $     2,547     $       348    $       193
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.05%             --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --            2.38%          2.77%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (25.29%)         (5.56%)         (5.56%)        (11.00%)       (11.00%)
For the year ended Dec. 31, 2002                (27.69%)        (32.94%)        (32.94%)        (23.60%)       (23.60%)
---------------------------------------------------------------------------------------------------------------------

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              7PE(6)          8PE(6)          7EU(6)          8EU(6)         7HS(6)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                           $      0.98     $      0.97              --     $      0.98    $      0.98
At Dec. 31, 2002                           $      0.81     $      0.81     $      0.78     $      0.78    $      0.77
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    41              22              --               5            219
At Dec. 31, 2002                                   346             699              18              67            514
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        40     $        22              --     $         4    $       215
At Dec. 31, 2002                           $       280     $       568     $        14     $        53    $       398
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.40%           0.37%             --              --             --
For the year ended Dec. 31, 2002                  2.83%           3.02%             --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.00%)         (3.00%)          0.00%          (2.00%)        (2.00%)
For the year ended Dec. 31, 2002                (17.35%)        (16.49%)        (22.00%)        (20.41%)       (21.43%)
---------------------------------------------------------------------------------------------------------------------

                                              8HS(6)          7PI(6)          8PI(6)           7VS            8VS
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --     $      0.79    $      0.79
At Dec. 31, 2001                           $      0.98     $      0.96     $      0.96     $      0.52    $      0.52
At Dec. 31, 2002                           $      0.78     $      0.78     $      0.78     $      0.36    $      0.36
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   169             612             364           4,095          3,407
At Dec. 31, 2002                                   748           1,994           2,109           3,507          3,552
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       166     $       588     $       350     $     2,132    $     1,779
At Dec. 31, 2002                           $       581     $     1,560     $     1,656     $     1,255    $     1,278
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --            0.58%           0.53%             --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.00%)         (4.00%)         (4.00%)        (34.18%)       (34.18%)
For the year ended Dec. 31, 2002                (20.41%)        (18.75%)        (18.75%)        (30.77%)       (30.77%)
---------------------------------------------------------------------------------------------------------------------

                                              7SO(6)          8SO(6)           7IT             8IT            7SP
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --     $      0.80     $      0.80    $      1.02
At Dec. 31, 2001                           $      0.99     $      0.99     $      0.63     $      0.63    $      1.13
At Dec. 31, 2002                           $      0.72     $      0.72     $      0.54     $      0.54    $      0.93
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   276             232           1,069             833          1,227
At Dec. 31, 2002                                   982             884           2,052           1,930          3,595
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       273     $       230     $       671     $       525    $     1,388
At Dec. 31, 2002                           $       704     $       635     $     1,100     $     1,039    $     3,349
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.32%           0.39%             --              --           0.03%
For the year ended Dec. 31, 2002                  0.57%           0.60%             --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%           0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%           0.75%          0.95%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (1.00%)         (1.00%)        (21.25%)        (21.25%)        10.78%
For the year ended Dec. 31, 2002                (27.27%)        (27.27%)        (14.29%)        (14.29%)       (17.70%)
---------------------------------------------------------------------------------------------------------------------

                                               8SP            7AA(4)          8AA(4)          7WI(4)         8WI(4)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.03              --              --              --             --
At Dec. 31, 2001                           $      1.13     $      0.97     $      0.97     $      0.90    $      0.90
At Dec. 31, 2002                           $      0.94     $      0.84     $      0.84     $      0.69    $      0.69
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   855             698           1,255              97             65
At Dec. 31, 2002                                 2,942           1,735           2,188             375            461
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       969     $       676     $     1,217     $        87    $        58
At Dec. 31, 2002                           $     2,753     $     1,450     $     1,834     $       257    $       317
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.03%           0.87%           0.84%           0.02%          0.02%
For the year ended Dec. 31, 2002                    --            2.19%           2.17%           0.22%          0.20%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%           0.95%          0.75%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  9.71%          (3.00%)         (3.00%)        (10.00%)       (10.00%)
For the year ended Dec. 31, 2002                (16.81%)        (13.40%)        (13.40%)        (23.33%)       (23.33%)
---------------------------------------------------------------------------------------------------------------------

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              7SG(4)          8SG(4)          BC6(7)          BC9(7)         BD6(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                           $      0.94     $      0.94              --              --             --
At Dec. 31, 2002                           $      0.58     $      0.58              --              --    $      1.02
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   222             140              --              --             --
At Dec. 31, 2002                                   816             587              --              --             25
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       209     $       132              --              --             --
At Dec. 31, 2002                           $       470     $       339              --              --    $        25
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --           4.50%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%             --              --             --
For the year ended Dec. 31, 2002                  0.95%           0.75%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (6.00%)         (6.00%)            --              --             --
For the year ended Dec. 31, 2002                (38.30%)        (38.30%)            --              --           2.00%
---------------------------------------------------------------------------------------------------------------------

                                              BD9(7)          CR6(7)          CR9(7)          CM6(7)         CM9(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      1.02              --              --     $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     3              --              --             105            132
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         3              --              --     $       104    $       132
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  4.71%             --              --            0.85%          0.85%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  2.00%             --              --            0.00%          0.00%
---------------------------------------------------------------------------------------------------------------------



                                              DE6(7)          DE9(7)          EM6(7)          EM9(7)         ES6(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.99     $      1.00              --              --    $      0.98
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     3              10              --              --              5
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         3     $        10              --              --    $         5
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (1.00%)          0.00%             --              --          (2.00%)
---------------------------------------------------------------------------------------------------------------------

                                              ES9(7)          EI6(7)          EI9(7)          FI6(7)         FI9(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.98     $      1.03     $      1.03     $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     7              10              15              25            137
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         7     $        10     $        16     $        25    $       137
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --            8.56%           7.62%           2.82%          2.78%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (2.00%)         (2.00%)         (2.00%)          0.00%          0.00%
---------------------------------------------------------------------------------------------------------------------


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              GB6(7)          GB9(7)          GR6(7)          GR9(7)         IE6(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      1.04     $      1.04              --     $      0.94             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     7               7              --              22             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         8     $         7              --     $        20             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.24%           0.63%             --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  4.00%           4.00%             --           (7.00%)           --
---------------------------------------------------------------------------------------------------------------------

                                              IE9(7)          MF6(7)          MF9(7)          ND6(7)         ND9(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --     $      0.96              --     $      0.94    $      0.94
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --               3              --              18             50
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --     $         3              --     $        17    $        47
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --           (4.00%)            --           (6.00%)        (6.00%)
---------------------------------------------------------------------------------------------------------------------



                                              SV6(7)          SV9(7)          IV6(7)          IV9(7)         SC6(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      1.00     $      1.00     $      0.95     $      0.95    $      0.98
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     1              20               8              --              4
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         1     $        20     $         8              --    $         4
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.00%           0.00%          (5.00%)         (5.00%)        (2.00%)
---------------------------------------------------------------------------------------------------------------------

                                              SC9(7)          ST6(7)          ST9(7)          SA6(7)         SA9(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.98              --              --              --    $      0.95
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     8              --              --              --              8
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         8              --              --              --    $         7
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (2.00)             --              --              --          (5.00%)
---------------------------------------------------------------------------------------------------------------------


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              6AC(7)          9AC(7)          6AD(7)          9AD(7)         6AB(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --              --     $      0.98    $      1.02
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --              --               3              3
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --              --     $         3    $         3
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --           (2.00%)         2.00%
---------------------------------------------------------------------------------------------------------------------

                                              9AB(7)          6AL(7)          9AL(7)          6AI(7)         9AI(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      1.02     $      0.95     $      0.95              --    $      0.98
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    21               3               7              --             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        21     $         3     $         7              --             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  2.00%          (5.00%)         (5.00%)            --          (2.00%)
---------------------------------------------------------------------------------------------------------------------



                                              6AV(7)          9AV(7)          6SR(7)          9SR(7)         6CG(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --     $      0.99              --              --             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              29              --              --             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --     $        29              --              --             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --           (1.00%)            --              --             --
---------------------------------------------------------------------------------------------------------------------

                                              9CG(7)          6FG(7)          9FG(7)          6FM(7)         9FM(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.97     $      0.97     $      0.97     $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     1              14              37              11             17
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         1     $        14     $        36     $        11    $        17
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (3.00%)         (3.00%)         (3.00%)          0.00%          0.00%
---------------------------------------------------------------------------------------------------------------------


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              6FO(7)          9FO(7)          6RE(7)          9RE(7)         6SI(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.94     $      0.94     $      1.02     $      1.02    $      1.00
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     2              17              16              15              4
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         2     $        16     $        16     $        16    $         4
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (6.00%)         (6.00%)          2.00%           2.00%          0.00%
---------------------------------------------------------------------------------------------------------------------

                                              9SI(7)          6MS(7)          9MS(7)          6UE(7)         9UE(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      1.00     $      0.99     $      0.99     $      0.94    $      0.94
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    13              18              30               6             11
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        13     $        18     $        29     $         5    $        10
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.00%          (1.00%)         (1.00%)         (6.00%)        (6.00%)
---------------------------------------------------------------------------------------------------------------------


                                              6MC(7)          9MC(7)          6ID(7)          9ID(7)         6FS(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.98     $      0.98              --              --             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    14              29              --              --             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        14     $        28              --              --             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 23.12%           9.29%             --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (2.00%)         (2.00%)            --              --             --
---------------------------------------------------------------------------------------------------------------------

                                              9FS(7)          6TC(7)          9TC(7)          6TL(7)         9TL(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.96              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  4.27%             --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (4.00%)            --              --              --             --
---------------------------------------------------------------------------------------------------------------------


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              6GT(7)          9GT(7)          6IG(7)          9IG(7)         6IP(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.93     $      0.93              --     $      0.98             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     1              --              --               5             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         1              --              --     $         4             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --            5.05%            --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (7.00%)         (7.00%)            --           (2.00%)           --
---------------------------------------------------------------------------------------------------------------------

                                              9IP(7)          6MG(7)          9MG(7)          6MD(7)         9MD(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.99              --     $      0.93     $      0.95    $      0.95
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                     4              --               4               1              3
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         3              --     $         4     $         1    $         2
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (1.00%)            --           (7.00%)         (5.00%)        (5.00)
---------------------------------------------------------------------------------------------------------------------



                                              6UT(7)          9UT(7)          6PE(7)          9PE(7)         6EU(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --     $      0.98     $      0.98             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --               3              29             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --     $         3     $        29             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --           10.86%            --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --           (2.00%)         (2.00%)           --
---------------------------------------------------------------------------------------------------------------------

                                              9EU(7)          6HS(7)          9HS(7)          6PI(7)         9PI(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --     $      0.95     $      0.99    $      0.99
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --              10              15             13
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --     $        10     $        15    $        13
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --           (5.00%)         (1.00%)        (1.00%)
---------------------------------------------------------------------------------------------------------------------


  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

                                              6VS(7)          9VS(7)          6SO(7)          9SO(7)         6IT(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --     $      0.94     $      0.94             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --               1              --             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    --              --     $         1              --             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%           1.00%          1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --           (6.00%)         (6.00%)           --
---------------------------------------------------------------------------------------------------------------------

                                              9IT(7)          6SP(7)          9SP(7)          6AA(7)         9AA(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      1.02     $      0.99     $      0.99              --    $      0.96
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    12              19              46              --            117
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        12     $        19     $        46              --    $       113
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --           6.96%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  2.00%          (1.00%)         (1.00%)            --          (4.00%)
---------------------------------------------------------------------------------------------------------------------



                                                              6WI(7)          9WI(7)          6SG(7)         9SG(7)
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                    --              --              --             --
At Dec. 31, 2001                                                    --              --              --             --
At Dec. 31, 2002                                                    --     $      0.97              --             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                    --              --              --             --
At Dec. 31, 2002                                                    --               1              --             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                    --              --              --             --
At Dec. 31, 2002                                                    --     $         1              --             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                    --              --              --             --
For the year ended Dec. 31, 2002                                    --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                    --              --              --             --
For the year ended Dec. 31, 2002                                  1.20%           1.00%           1.20%          1.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                    --              --              --             --
For the year ended Dec. 31, 2002                                    --           (3.00%)            --             --
---------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on May 1, 2001.

(5)  Operations commenced on Aug. 14, 2001.

(6)  Operations commenced on Aug. 13, 2001.

(7)  Operations commenced on Nov. 7, 2002.

  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -- RAVA ADVANTAGE / RAVA SELECT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========

                                                              S-6410-20 C (5/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life of New York Variable Annuity Account for Retirement Advisor Variable Annuity(R) including:

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
     Notes to Financial Statements.

     The audited financial statements of the IDS Life of New York Insurance Company for Retirement Advisor Variable Annuity(R) including:

     Report of Independent Auditors dated Jan. 27, 2003.
     Balance Sheets as of Dec. 31, 2002 and 2001.
     Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000. Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
     Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000. Notes to Financial Statements.


     The audited financial statements of the IDS Life of New York Variable Annuity Account for Retirement Advisor Advantage(R) Variable Annuity/ Retirement Advisor Select(R) Variable Annuity including:

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
     Notes to Financial Statements.


     The audited  financial  statements of the IDS Life Insurance Company of New
     York  for  Retirement  Advisor  Advantage(R)  Variable   Annuity/Retirement
     Advisor Select(R) Variable Annuity including:

     Report of Independent Auditors dated Jan. 27, 2003.
     Balance Sheets as of Dec. 31, 2002 and 2001.
     Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000. Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
     Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000. Notes to Financial Statements.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
         Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

2        Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), is filed electronically herewith.

4.2 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically herewith.

4.3 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically herewith.

4.4 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically herewith.

4.5 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), is filed electronically herewith.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically herewith.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
          Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 is filed electronically herewith.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
          and Calvert Distributors Inc. and IDS Life Insurance Company of
          New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8       Copy of Participation Agreement between IDS Life Insurance
          Company of New York and INVESCO Variable Investment Funds, Inc,
          and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
          Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
          13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.13 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
          8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.15      Copy of Participation Agreement by and among Wanger Advisors
          Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
          Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
          Registration Statement No. 333-91691 is incorporated herein by reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for Retirement Advisor Variable Annuity(R) is filed electronically herewith.

10.2 Consent of Independent Auditors for Retirement Advisor Advantage(R) Variable Annuity/Retirement Advisor Select(R) Variable Annuity is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14.      Not applicable.

15.1 Power of Attorney to sign this Registration Statement is filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                                                                Interim Treasurer


Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Jeryl A. Millner                                                                Vice President and Controller


Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contractowners

         As of March 31, 2003, there were 3,309 non-qualified contract owners and 3,969 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express                 $1,983,108                 None          None               None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2003.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2003.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold                      (Chief Executive Officer)

/s/                                           Director
------------------------------------
     Maureen A. Buckley

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director
------------------------------------
     Eric L. Marhoun

/s/  Jeryl A. Millner*                        Vice President and Controller
------------------------------------          (Principal Financial Officer)
     Jeryl A. Millner                         (Principal Accounting Officer)

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title


/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/                                           Director
------------------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 17, 2003, filed electronically herewith as Exhibit 14, by:



/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses.

Part B.

         Statements of Additional Information.
         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.